UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Item 1.	Schedule of Investments.

Schwab Strategic Trust
Schwab International Equity ETF™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	5,525,905,823	5,369,292,771
0.6%	Preferred Stock	36,300,317	33,860,765
0.0%	Rights	68,252	368,488
0.5%	Other Investment Companies	24,621,405	24,621,405
99.5%	Total Investments	5,586,895,797	5,428,143,429
0.5%	Other Assets and Liabilities, Net		28,718,051
100.0%	Net Assets		5,456,861,480

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets
Australia 6.2%
Banks 2.0%
Australia & New Zealand Banking Group Ltd.	1,170,855	21,612,788
Bank of Queensland Ltd.	120,392	1,014,345
Bendigo & Adelaide Bank Ltd.	185,274	1,374,430
Commonwealth Bank of Australia	649,899	36,455,528
National Australia Bank Ltd.	989,844	19,469,054
Westpac Banking Corp.	1,282,234	28,517,663
		108,443,808
Capital Goods 0.0%
CIMIC Group Ltd.	31,536	854,450
Neo Holdings Co., Ltd. *(b)(e)	1,746	—
		854,450
Commercial & Professional Services 0.1%
Brambles Ltd.	575,810	5,360,319
Downer EDI Ltd.	273,969	776,044
SEEK Ltd.	112,347	1,326,653
		7,463,016
Consumer Services 0.2%
Aristocrat Leisure Ltd.	174,230	1,623,200
Crown Resorts Ltd.	140,336	1,224,063
Domino's Pizza Enterprises Ltd.	22,307	1,112,960
Flight Centre Travel Group Ltd. (a)	27,594	631,899
Tabcorp Holdings Ltd.	283,528	907,876
Tatts Group Ltd.	534,141	1,524,616
The Star Entertainment Grp Ltd.	319,302	1,306,948
		8,331,562
Diversified Financials 0.3%
AMP Ltd.	1,123,515	4,590,566
ASX Ltd.	96,934	3,125,662
Challenger Ltd.	185,274	1,284,502
IOOF Holdings Ltd.	167,535	1,001,308
Security	Number of Shares	Value ($)
Macquarie Group Ltd.	113,419	6,151,796
Magellan Financial Group Ltd.	42,499	759,857
		16,913,691
Energy 0.3%
Caltex Australia Ltd.	105,665	2,504,683
Oil Search Ltd.	451,399	2,220,438
Origin Energy Ltd.	706,053	2,920,664
Santos Ltd.	648,696	2,128,863
Woodside Petroleum Ltd.	254,357	5,048,967
		14,823,615
Food & Staples Retailing 0.4%
Wesfarmers Ltd.	426,656	12,558,360
Woolworths Ltd.	475,203	7,615,047
		20,173,407
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	236,520	1,521,560
Treasury Wine Estates Ltd.	264,320	1,979,971
		3,501,531
Health Care Equipment & Services 0.2%
Ansell Ltd.	39,420	545,740
Cochlear Ltd.	17,953	1,569,440
Healthscope Ltd.	564,343	1,226,514
Ramsay Health Care Ltd.	59,130	3,116,371
Sonic Healthcare Ltd.	187,245	2,902,901
		9,360,966
Insurance 0.3%
Insurance Australia Group Ltd.	1,013,094	4,315,542
Medibank Pvt Ltd.	1,222,635	2,834,360
QBE Insurance Group Ltd.	518,636	4,674,028
Suncorp Group Ltd.	500,775	4,708,966
		16,532,896
Materials 0.9%
Adelaide Brighton Ltd.	222,723	916,477
Alumina Ltd.	776,574	796,063
Amcor Ltd.	454,511	5,360,522
BHP Billiton Ltd.	1,209,487	16,718,135
BlueScope Steel Ltd.	238,491	1,081,570
Boral Ltd.	293,754	1,447,108
CSR Ltd.	282,572	734,906
DuluxGroup Ltd.	135,999	634,497
Fortescue Metals Group Ltd.	737,154	1,591,412
Iluka Resources Ltd.	238,491	1,114,397
Incitec Pivot Ltd.	764,748	1,911,374
James Hardie Industries plc CDI	150,330	2,295,750
Newcrest Mining Ltd. *	291,265	4,023,901
Orica Ltd.	135,999	1,339,932
Orora Ltd.	704,130	1,407,895
OZ Minerals Ltd.	199,071	787,425
Rio Tinto Ltd.	158,691	5,137,726
Sims Metal Management Ltd.	74,898	443,303
South32 Ltd. *	2,072,887	2,342,656
		50,085,049

    1

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.0%
Fairfax Media Ltd.	1,111,907	741,079
REA Group Ltd.	13,797	559,633
		1,300,712
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	178,662	14,983,007
Real Estate 0.6%
Dexus Property Group	448,479	2,813,639
Goodman Group	513,964	2,647,345
LendLease Group	277,952	2,704,295
Mirvac Group	1,275,237	1,796,879
Scentre Group	1,906,381	6,435,820
Stockland	1,153,035	3,783,981
The GPT Group	837,747	3,265,152
Vicinity Centres	962,558	2,273,279
Westfield Corp.	796,284	6,184,022
		31,904,412
Retailing 0.0%
Harvey Norman Holdings Ltd.	266,085	879,009
Software & Services 0.0%
Computershare Ltd.	215,188	1,674,290
Telecommunication Services 0.1%
Telstra Corp., Ltd.	1,633,959	6,617,001
TPG Telecom Ltd.	103,284	921,833
		7,538,834
Transportation 0.3%
Asciano Ltd.	281,162	1,810,784
Aurizon Holdings Ltd.	709,944	2,319,578
Macquarie Atlas Roads Group	481,165	1,826,558
Qantas Airways Ltd. *	502,349	1,120,894
Sydney Airport	334,810	1,717,275
Transurban Group	827,142	7,220,635
		16,015,724
Utilities 0.1%
AGL Energy Ltd.	295,862	3,984,528
APA Group	348,049	2,211,303
AusNet Services	453,330	517,253
DUET Group	636,385	1,083,418
		7,796,502
		338,576,481
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	114,698	3,070,885
Capital Goods 0.0%
ANDRITZ AG	28,474	1,451,007
Energy 0.0%
OMV AG	70,956	1,978,743
Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	17,739	392,885
Materials 0.1%
voestalpine AG	59,441	2,037,126
		8,930,646
Security	Number of Shares	Value ($)
Belgium 1.3%
Banks 0.1%
KBC Groep N.V. *	103,517	6,131,935
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	8,511	1,104,769
Groupe Bruxelles Lambert S.A.	35,478	3,017,880
		4,122,649
Food & Staples Retailing 0.1%
Colruyt S.A.	39,420	2,343,422
Delhaize Group	36,040	3,780,651
		6,124,073
Food, Beverage & Tobacco 0.7%
Anheuser-Busch InBev N.V.	303,777	38,501,757
Insurance 0.1%
Ageas	78,994	3,197,061
Materials 0.1%
Solvay S.A.	22,551	2,289,566
Umicore S.A.	43,362	2,186,755
		4,476,321
Media 0.0%
Telenet Group Holding N.V. *	17,867	851,112
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	53,608	3,876,157
Telecommunication Services 0.0%
Proximus	65,881	2,141,587
		69,422,652
Canada 7.1%
Automobiles & Components 0.1%
Magna International, Inc.	159,943	6,510,943
Banks 2.2%
Bank of Montreal	240,462	15,128,830
Canadian Imperial Bank of Commerce	158,647	12,340,289
National Bank of Canada	122,762	4,084,246
Royal Bank of Canada	559,064	33,690,861
The Bank of Nova Scotia	461,406	22,624,097
The Toronto-Dominion Bank	710,340	31,012,550
		118,880,873
Capital Goods 0.0%
SNC-Lavalin Group, Inc.	56,185	2,268,274
Consumer Services 0.1%
Restaurant Brands International, Inc.	81,969	3,430,780
Diversified Financials 0.1%
CI Financial Corp.	78,840	1,729,767
IGM Financial, Inc.	55,196	1,620,309
		3,350,076
Energy 1.5%
ARC Resources Ltd.	133,320	2,198,389
Cameco Corp.	190,199	2,221,727
Canadian Natural Resources Ltd.	425,812	12,685,493
Cenovus Energy, Inc.	346,632	5,238,831
Crescent Point Energy Corp.	200,674	3,405,674
Enbridge, Inc.	345,382	13,803,663
Encana Corp.	339,358	2,700,647

2

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Husky Energy, Inc.	133,152	1,541,106
Imperial Oil Ltd.	98,171	3,136,279
Inter Pipeline Ltd.	120,438	2,453,691
Pembina Pipeline Corp.	124,748	3,668,722
Suncor Energy, Inc.	586,620	16,242,930
Tourmaline Oil Corp. *	73,990	1,774,945
TransCanada Corp.	270,129	11,221,474
		82,293,571
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., B Shares	144,441	6,371,260
George Weston Ltd.	15,856	1,374,203
Loblaw Cos. Ltd.	87,548	4,756,545
Metro, Inc.	100,746	3,421,868
		15,923,876
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	113,489	3,466,008
Insurance 0.7%
Fairfax Financial Holdings Ltd.	8,172	4,209,820
Great-West Lifeco, Inc.	128,439	3,469,944
Intact Financial Corp.	41,599	2,916,160
Manulife Financial Corp.	741,629	11,066,889
Power Corp. of Canada	136,027	3,075,972
Power Financial Corp.	78,027	1,893,263
Sun Life Financial, Inc.	269,544	9,359,138
		35,991,186
Materials 0.6%
Agnico Eagle Mines Ltd.	89,566	4,030,162
Agrium, Inc.	55,848	5,052,833
Barrick Gold Corp.	441,014	7,390,128
Franco-Nevada Corp.	68,734	4,358,075
Goldcorp, Inc.	313,982	5,292,641
Potash Corp. of Saskatchewan, Inc.	313,627	5,130,814
Silver Wheaton Corp.	154,980	2,896,767
Turquoise Hill Resources Ltd. *	258,201	732,303
		34,883,723
Media 0.2%
Shaw Communications, Inc., B Shares	182,548	3,499,965
Thomson Reuters Corp.	160,228	6,745,475
		10,245,440
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	121,534	3,476,647
Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	323,648	11,386,195
RioCan Real Estate Investment Trust	117,102	2,455,552
		13,841,747
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	31,536	3,452,301
Software & Services 0.1%
CGI Group, Inc., Class A *	102,168	4,790,126
Constellation Software, Inc.	5,916	2,410,540
		7,200,666
Technology Hardware & Equipment 0.0%
BlackBerry Ltd. *	207,264	1,511,581
Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
BCE, Inc.	104,463	4,827,451
Rogers Communications, Inc., B Shares	124,584	4,762,021
TELUS Corp.	70,139	2,228,941
		11,818,413
Transportation 0.4%
Canadian National Railway Co.	269,787	16,035,425
Canadian Pacific Railway Ltd.	56,305	7,305,316
		23,340,741
Utilities 0.1%
Canadian Utilities Ltd., Class A	67,982	1,883,914
Fortis, Inc.	92,939	2,914,424
		4,798,338
		386,685,184
Denmark 1.7%
Banks 0.2%
Danske Bank A/S	318,264	9,188,180
Jyske Bank A/S - Reg’d	20,413	820,278
		10,008,458
Capital Goods 0.1%
Vestas Wind Systems A/S	92,637	6,640,943
Commercial & Professional Services 0.0%
ISS A/S	55,372	2,233,360
Consumer Durables & Apparel 0.1%
Pandora A/S	44,553	6,624,523
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	40,384	3,898,332
Health Care Equipment & Services 0.1%
Coloplast A/S, B Shares	42,327	3,205,367
William Demant Holding A/S *	59,130	1,247,777
		4,453,144
Materials 0.1%
Chr Hansen Holding A/S	35,478	2,249,714
Novozymes A/S, B Shares	94,158	4,481,198
		6,730,912
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Genmab A/S *	22,521	4,071,593
H. Lundbeck A/S *	21,245	836,224
Novo Nordisk A/S, B Shares	708,737	39,437,036
		44,344,853
Telecommunication Services 0.0%
TDC A/S	256,388	1,283,906
Transportation 0.2%
AP Moller - Maersk A/S, A Shares	1,421	1,772,595
AP Moller - Maersk A/S, B Shares	2,065	2,660,927
DSV A/S	83,093	3,791,680
		8,225,202
		94,443,633
Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	62,395	2,204,005

    3

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Kone Oyj, B Shares	137,151	6,485,987
Metso Oyj	29,379	690,427
Wartsila Oyj Abp	61,463	2,548,782
		9,725,196
Energy 0.1%
Neste Oyj	66,665	2,247,966
Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	23,652	948,691
Insurance 0.2%
Sampo Oyj, A Shares	172,529	7,696,160
Materials 0.1%
Stora Enso Oyj, R Shares	239,607	2,055,251
UPM-Kymmene Oyj	219,270	4,220,528
		6,275,779
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	73,621	2,643,164
Technology Hardware & Equipment 0.2%
Nokia Oyj	2,125,925	12,164,764
Telecommunication Services 0.0%
Elisa Oyj	46,454	1,770,718
Utilities 0.0%
Fortum Oyj	147,910	2,219,627
		47,896,070
France 8.0%
Automobiles & Components 0.4%
Cie Generale des Etablissements Michelin	80,811	8,217,205
Faurecia	24,158	961,456
Peugeot S.A. *	158,203	2,491,210
Renault S.A.	68,808	6,460,485
Valeo S.A.	31,536	4,762,325
		22,892,681
Banks 0.7%
BNP Paribas S.A.	371,382	20,574,888
Credit Agricole S.A.	390,604	3,924,429
Natixis S.A.	389,005	1,878,613
Societe Generale S.A.	277,911	11,444,128
		37,822,058
Capital Goods 1.4%
Airbus Group SE	211,052	13,162,100
Alstom S.A. *	80,674	2,027,019
Bouygues S.A.	80,883	2,629,255
Compagnie de Saint-Gobain	181,332	8,098,937
Eiffage S.A.	16,540	1,220,792
Legrand S.A.	110,725	6,093,585
Rexel S.A.	122,586	1,875,764
Safran S.A.	122,202	8,570,605
Schneider Electric SE	214,968	13,906,483
Thales S.A.	41,160	3,567,651
Vinci S.A.	175,419	13,199,324
Zodiac Aerospace	78,840	1,842,263
		76,193,778
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	93,667	2,014,588
Edenred	62,772	1,163,517
Security	Number of Shares	Value ($)
Societe BIC S.A.	12,829	1,713,112
Teleperformance	15,952	1,391,916
		6,283,133
Consumer Durables & Apparel 0.5%
Christian Dior SE	14,523	2,369,380
Hermes International	9,871	3,570,839
Kering	25,647	4,144,253
LVMH Moet Hennessy Louis Vuitton SE	94,623	15,174,088
SEB S.A.	8,379	1,031,202
		26,289,762
Consumer Services 0.1%
Accor S.A.	88,695	3,861,215
Sodexo S.A.	35,498	3,735,650
		7,596,865
Diversified Financials 0.1%
Eurazeo S.A.	19,250	1,253,873
Wendel S.A.	13,797	1,593,549
		2,847,422
Energy 0.8%
Technip S.A.	43,362	2,381,536
Total S.A.	789,936	38,407,624
		40,789,160
Food & Staples Retailing 0.1%
Carrefour S.A.	215,992	5,855,032
Casino Guichard Perrachon S.A. (a)	25,623	1,525,221
		7,380,253
Food, Beverage & Tobacco 0.5%
Danone S.A.	211,298	14,838,148
Pernod-Ricard S.A.	82,817	9,026,911
Remy Cointreau S.A.	9,200	764,455
		24,629,514
Health Care Equipment & Services 0.2%
BioMerieux	7,884	1,029,965
Essilor International S.A.	84,882	11,088,973
Orpea	8,549	714,549
Sartorius Stedim Biotech	6,750	443,652
		13,277,139
Household & Personal Products 0.3%
L'Oreal S.A.	88,773	16,691,800
Insurance 0.4%
AXA S.A.	730,089	18,352,379
CNP Assurances	71,548	1,214,674
SCOR SE	55,188	1,846,213
		21,413,266
Materials 0.3%
Air Liquide S.A.	128,267	13,783,829
Arkema S.A.	27,156	2,229,264
Imerys S.A.	13,797	973,332
		16,986,425
Media 0.4%
Eutelsat Communications S.A.	49,275	983,008
JCDecaux S.A.	21,681	895,339
Lagardere S.C.A.	39,298	930,749
Publicis Groupe S.A.	67,911	4,918,660

4

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SES S.A.	116,477	2,610,217
Vivendi S.A.	439,656	8,726,839
		19,064,812
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Eurofins Scientific SE	3,509	1,361,378
Ipsen S.A.	23,652	1,492,681
Sanofi	426,269	34,969,138
		37,823,197
Real Estate 0.1%
Fonciere Des Regions	13,797	1,233,676
Gecina S.A.	19,710	2,785,556
Klepierre	60,904	2,787,314
		6,806,546
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	281,853	1,687,156
Software & Services 0.2%
Atos SE	25,623	2,369,270
Cap Gemini S.A.	57,159	5,453,284
Dassault Systemes S.A.	59,190	4,715,321
		12,537,875
Technology Hardware & Equipment 0.0%
Ingenico Group S.A.	19,440	2,369,753
Telecommunication Services 0.3%
Iliad S.A.	7,884	1,728,603
Numericable-SFR SAS	41,954	1,304,712
Orange S.A.	743,067	12,917,027
		15,950,342
Transportation 0.1%
Aeroports de Paris	11,118	1,324,970
Bollore S.A.	394,200	1,425,801
Groupe Eurotunnel SE - Reg'd	194,079	2,505,197
		5,255,968
Utilities 0.3%
Electricite de France S.A.	116,289	1,550,268
Engie S.A.	514,431	7,928,896
Suez	149,796	2,518,915
Veolia Environnement S.A.	175,608	3,945,101
		15,943,180
		438,532,085
Germany 7.2%
Automobiles & Components 0.9%
Bayerische Motoren Werke AG	120,703	10,197,536
Continental AG	41,391	8,883,939
Daimler AG - Reg'd	367,187	25,094,442
Volkswagen AG	18,763	2,898,197
		47,074,114
Banks 0.1%
Commerzbank AG	431,649	3,700,105
Capital Goods 0.9%
Brenntag AG	58,763	3,147,255
GEA Group AG	84,753	3,931,145
HOCHTIEF AG	16,133	2,042,059
KION Group AG	26,548	1,469,896
MAN SE	12,669	1,343,383
MTU Aero Engines AG	12,813	1,210,877
Security	Number of Shares	Value ($)
OSRAM Licht AG	33,507	1,784,138
Siemens AG - Reg'd	296,750	31,975,242
		46,903,995
Consumer Durables & Apparel 0.2%
adidas AG	77,608	9,948,625
HUGO BOSS AG	24,454	1,503,549
		11,452,174
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd *	511,119	9,135,345
Deutsche Boerse AG	76,899	6,741,614
		15,876,959
Food & Staples Retailing 0.0%
METRO AG	78,840	2,591,807
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	85,624	7,435,030
Fresenius SE & Co. KGaA	155,736	11,759,896
		19,194,926
Household & Personal Products 0.1%
Beiersdorf AG	38,770	3,525,365
Henkel AG & Co. KGaA	44,659	4,685,792
		8,211,157
Insurance 0.8%
Allianz SE - Reg'd	177,390	28,970,225
Hannover Rueck SE	25,623	2,890,988
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	55,667	10,463,850
		42,325,063
Materials 1.0%
BASF SE	355,074	27,444,711
Evonik Industries AG	38,177	1,126,264
Fuchs Petrolub SE	19,710	720,800
HeidelbergCement AG	54,102	4,631,011
K+S AG - Reg'd	78,848	1,946,905
LANXESS AG	31,536	1,507,514
Linde AG	69,849	10,458,637
Symrise AG	46,365	2,910,617
ThyssenKrupp AG	185,914	4,094,876
Wacker Chemie AG	7,884	740,767
		55,582,102
Media 0.1%
Axel Springer SE	23,652	1,346,020
ProSiebenSat.1 Media SE	69,907	3,516,475
RTL Group S.A. *	13,797	1,238,130
		6,100,625
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG - Reg'd	314,698	29,999,399
Merck KGaA	51,246	5,131,611
QIAGEN N.V. *	92,637	1,987,279
		37,118,289
Real Estate 0.2%
Deutsche Wohnen AG	110,395	3,547,428
LEG Immobilien AG *	23,999	2,142,694
Vonovia SE	162,470	5,571,691
		11,261,813

    5

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retailing 0.0%
Fielmann AG	11,826	862,195
Zalando SE *(d)	32,968	966,904
		1,829,099
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	429,998	6,452,811
Software & Services 0.6%
SAP SE	341,325	27,723,340
United Internet AG - Reg'd	37,691	1,778,663
Wirecard AG (a)	55,929	2,488,027
		31,990,030
Telecommunication Services 0.4%
Deutsche Telekom AG - Reg'd	1,200,965	21,217,778
Telefonica Deutschland Holding AG	385,944	1,726,772
		22,944,550
Transportation 0.2%
Deutsche Lufthansa AG - Reg'd	88,695	1,243,626
Deutsche Post AG - Reg'd	346,896	10,123,759
Fraport AG Frankfurt Airport Services Worldwide	17,739	1,016,031
		12,383,416
Utilities 0.2%
E.ON SE	736,363	7,242,544
RWE AG *	195,129	2,555,679
		9,798,223
		392,791,258
Hong Kong 3.1%
Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	889,411	619,416
Banks 0.2%
BOC Hong Kong Holdings Ltd.	1,670,326	5,139,035
Hang Seng Bank Ltd.	297,823	5,286,946
The Bank of East Asia Ltd.	584,404	2,155,362
		12,581,343
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	1,100,735	12,781,202
Hopewell Holdings Ltd.	438,636	1,408,826
Jardine Matheson Holdings Ltd.	91,024	5,188,368
Jardine Strategic Holdings Ltd.	93,123	2,765,753
Johnson Electric Holdings Ltd.	316,030	771,346
		22,915,495
Consumer Durables & Apparel 0.2%
Li & Fung Ltd.	2,164,645	1,103,479
Prada S.p.A.	193,754	636,024
Samsonite International S.A.	593,761	1,769,477
Techtronic Industries Co., Ltd.	510,731	2,054,587
Texwinca Holdings Ltd.	209,866	204,513
Yue Yuen Industrial Holdings Ltd.	586,763	2,213,160
		7,981,240
Consumer Services 0.1%
China Travel International Investment Hong Kong Ltd.	2,121,488	625,401
Galaxy Entertainment Group Ltd.	842,119	2,829,413
Security	Number of Shares	Value ($)
Melco International Development Ltd.	423,041	498,839
Sands China Ltd.	962,348	3,691,737
		7,645,390
Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	483,357	11,573,464
Energy 0.0%
Brightoil Petroleum Holdings Ltd. (a)	1,602,599	484,814
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	1,126,196	1,864,392
Tingyi Cayman Islands Holding Corp.	933,650	848,538
Want Want China Holdings Ltd.	2,731,836	1,934,193
WH Group Ltd. (d)	1,915,549	1,474,609
		6,121,732
Insurance 0.5%
AIA Group Ltd.	4,563,939	26,702,758
Media 0.0%
Television Broadcasts Ltd.	197,100	669,843
Real Estate 0.8%
Cheung Kong Property Holdings Ltd.	1,095,191	6,858,910
Hang Lung Properties Ltd.	899,546	1,718,461
Henderson Land Development Co., Ltd.	373,766	2,268,631
Hongkong Land Holdings Ltd.	458,432	2,768,929
Hysan Development Co., Ltd.	205,944	888,130
Kerry Properties Ltd.	258,891	647,215
Link REIT	985,500	6,057,765
New World Development Co., Ltd.	1,945,945	1,838,692
Shui On Land Ltd.	2,956,500	745,961
Sino Land Co., Ltd.	1,188,927	1,821,313
Sun Hung Kai Properties Ltd.	641,690	7,550,120
Swire Pacific Ltd., Class A	274,579	2,962,059
Swire Properties Ltd.	927,699	2,537,748
The Wharf Holdings Ltd.	580,721	3,143,518
Wheelock & Co., Ltd.	316,674	1,426,799
		43,234,251
Retailing 0.0%
Esprit Holdings Ltd. *	985,500	795,438
L'Occitane International S.A.	227,705	385,168
		1,180,606
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	114,695	843,069
Semiconductor Manufacturing International Corp. *	24,647,424	2,062,373
Xinyi Solar Holdings Ltd.	889,411	360,658
		3,266,100
Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc.	302,682	2,450,867
FIH Mobile Ltd.	803,181	262,621
VTech Holdings Ltd.	75,418	826,203
		3,539,691
Telecommunication Services 0.0%
PCCW Ltd.	1,971,000	1,286,403

6

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.1%
Cathay Pacific Airways Ltd.	364,352	570,344
MTR Corp. Ltd.	611,685	2,901,668
		3,472,012
Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	237,524	2,222,922
CLP Holdings Ltd.	580,273	5,475,436
Hong Kong & China Gas Co., Ltd.	2,872,469	5,517,046
Power Assets Holdings Ltd.	501,592	4,865,374
		18,080,778
		171,355,336
Ireland 0.3%
Banks 0.1%
Bank of Ireland *	10,528,158	3,211,409
Food, Beverage & Tobacco 0.1%
Glanbia plc	63,433	1,179,300
Kerry Group plc, A Shares	61,101	5,516,477
		6,695,777
Materials 0.1%
Smurfit Kappa Group plc	101,683	2,775,629
Transportation 0.0%
Ryanair Holdings plc	137,691	2,162,077
		14,844,892
Israel 0.6%
Banks 0.1%
Bank Hapoalim B.M.	449,388	2,322,298
Bank Leumi Le-Israel *	519,089	1,906,052
First International Bank of Israel Ltd.	53,217	669,557
Israel Discount Bank Ltd., A Shares *	541,231	899,509
Mizrahi Tefahot Bank Ltd.	43,362	510,770
		6,308,186
Capital Goods 0.0%
Elbit Systems Ltd.	9,104	857,479
Energy 0.0%
Delek Group Ltd.	1,971	369,596
Materials 0.0%
Frutarom Industries Ltd.	15,013	731,771
Israel Chemicals Ltd.	189,741	780,969
		1,512,740
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	387,805	20,151,338
Real Estate 0.0%
Azrieli Group	15,768	669,480
Gazit-Globe Ltd.	59,975	509,286
		1,178,766
Software & Services 0.0%
NICE-Systems Ltd.	24,443	1,569,719
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,040,880	2,013,726
		33,961,550
Security	Number of Shares	Value ($)
Italy 1.9%
Automobiles & Components 0.1%
Ferrari N.V.	50,220	2,130,072
Fiat Chrysler Automobiles N.V.	349,404	2,495,268
		4,625,340
Banks 0.4%
Banco Popolare SC (a)	154,132	763,221
FinecoBank Banca Fineco S.p.A.	52,028	379,956
Intesa Sanpaolo S.p.A.	4,785,588	12,295,996
UniCredit S.p.A.	1,914,075	6,128,306
Unione di Banche Italiane S.p.A.	392,043	1,457,716
		21,025,195
Capital Goods 0.1%
CNH Industrial N.V.	348,867	2,462,305
Leonardo-Finmeccanica S.p.A. *	160,780	1,904,435
Prysmian S.p.A.	67,995	1,664,542
		6,031,282
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	73,669	3,993,164
Diversified Financials 0.1%
Banca Mediolanum S.p.A.	93,751	786,415
EXOR S.p.A.	55,188	2,094,422
Mediobanca S.p.A.	230,607	1,789,361
		4,670,198
Energy 0.3%
Eni S.p.A.	956,442	14,619,139
Saipem S.p.A. *	2,482,529	1,016,756
Tenaris S.A.	181,332	2,404,246
		18,040,141
Food, Beverage & Tobacco 0.0%
Davide Campari-Milano S.p.A.	129,187	1,249,054
Parmalat S.p.A.	189,753	486,703
		1,735,757
Insurance 0.2%
Assicurazioni Generali S.p.A.	484,866	7,033,294
UnipolSai S.p.A.	393,459	787,119
		7,820,413
Media 0.0%
Mediaset S.p.A.	344,925	1,539,791
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	35,558	1,050,584
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	3,559,678	3,372,352
Telecom Italia S.p.A. - RSP	2,554,416	1,972,108
		5,344,460
Transportation 0.1%
Atlantia S.p.A.	183,512	4,952,103
Utilities 0.4%
Enel S.p.A.	2,752,588	12,484,032
Snam S.p.A.	895,139	5,127,061
Terna Rete Elettrica Nazionale S.p.A.	616,923	3,422,958
		21,034,051
		101,862,479

    7

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Japan 21.5%
Automobiles & Components 2.6%
Aisin Seiki Co., Ltd.	63,531	2,620,750
Bridgestone Corp.	238,699	8,234,637
Daihatsu Motor Co., Ltd.	122,764	1,680,319
Denso Corp.	186,502	7,347,074
Fuji Heavy Industries Ltd.	235,159	8,799,512
Honda Motor Co., Ltd.	682,588	19,393,488
Isuzu Motors Ltd.	238,923	2,878,149
Koito Manufacturing Co., Ltd.	43,861	2,068,374
Mazda Motor Corp.	199,891	3,444,315
Mitsubishi Motors Corp.	259,450	1,354,507
NGK Spark Plug Co., Ltd.	85,323	1,653,299
Nissan Motor Co., Ltd.	985,500	9,996,731
NOK Corp.	50,539	905,924
Stanley Electric Co., Ltd.	67,374	1,428,216
Sumitomo Electric Industries Ltd.	352,313	4,985,846
Sumitomo Rubber Industries Ltd.	83,076	1,220,990
Suzuki Motor Corp.	159,065	4,086,165
Toyo Tire & Rubber Co., Ltd.	33,556	408,766
Toyota Industries Corp.	59,981	2,598,699
Toyota Motor Corp.	1,056,627	55,096,469
Yamaha Motor Co., Ltd.	128,665	2,276,189
		142,478,419
Banks 1.7%
Aozora Bank Ltd.	579,534	1,970,013
Concordia Financial Group Ltd. *	773,036	3,598,742
Fukuoka Financial Group, Inc.	367,203	1,337,631
Hokuhoku Financial Group, Inc.	961,968	1,179,637
Japan Post Bank Co., Ltd.	160,643	1,920,676
Kyushu Financial Group, Inc.	177,886	959,162
Mitsubishi UFJ Financial Group, Inc.	5,245,557	26,193,494
Mizuho Financial Group, Inc.	9,381,597	14,752,721
North Pacific Bank Ltd.	193,404	547,575
Resona Holdings, Inc.	916,535	3,482,511
Seven Bank Ltd.	197,100	725,096
Shinsei Bank Ltd.	684,467	1,098,554
Sumitomo Mitsui Financial Group, Inc.	490,232	15,988,180
Sumitomo Mitsui Trust Holdings, Inc.	1,525,650	5,305,831
Suruga Bank Ltd.	77,479	1,733,244
The 77 Bank Ltd.	93,167	328,464
The Bank of Kyoto Ltd.	161,802	1,067,933
The Chiba Bank Ltd.	253,008	1,327,719
The Chugoku Bank Ltd.	65,713	745,978
The Gunma Bank Ltd.	204,258	817,732
The Hachijuni Bank Ltd.	254,969	1,126,503
The Hiroshima Bank Ltd.	259,409	977,710
The Iyo Bank Ltd.	197,100	1,311,571
The Joyo Bank Ltd.	266,735	986,081
The Juroku Bank Ltd.	202,022	561,046
The Shiga Bank Ltd.	112,777	488,102
The Shizuoka Bank Ltd.	213,788	1,598,037
Yamaguchi Financial Group, Inc.	100,616	981,620
		93,111,563
Capital Goods 2.8%
Amada Holdings Co., Ltd.	157,925	1,738,663
Asahi Glass Co., Ltd.	328,451	1,990,163
COMSYS Holdings Corp.	69,380	1,144,812
Security	Number of Shares	Value ($)
Daikin Industries Ltd.	112,366	9,621,095
DMG Mori Co., Ltd.	36,668	451,965
Ebara Corp.	182,741	935,908
FANUC Corp.	73,218	11,209,969
Fuji Electric Co., Ltd.	227,624	919,486
Hino Motors Ltd.	148,398	1,520,041
Hoshizaki Electric Co., Ltd.	8,244	788,683
IHI Corp.	540,314	1,393,353
ITOCHU Corp.	611,482	7,672,127
JGC Corp.	93,167	1,439,025
JTEKT Corp.	97,189	1,345,161
Kajima Corp.	339,292	2,309,774
Kawasaki Heavy Industries Ltd.	589,339	1,833,298
Keihan Holdings Co., Ltd.	155,919	1,051,597
Komatsu Ltd.	394,700	6,806,400
Kubota Corp.	469,777	6,906,554
Kurita Water Industries Ltd.	47,615	1,114,974
LIXIL Group Corp.	112,977	2,039,403
Mabuchi Motor Co., Ltd.	22,878	1,080,932
Makita Corp.	39,620	2,565,002
Marubeni Corp.	548,158	2,633,906
Minebea Co., Ltd.	144,153	1,155,512
MISUMI Group, Inc.	121,176	1,858,531
Mitsubishi Corp.	525,478	9,319,825
Mitsubishi Electric Corp.	790,837	9,551,654
Mitsubishi Heavy Industries Ltd.	1,186,998	4,813,065
Mitsui & Co., Ltd.	712,676	8,578,716
Mitsui Engineering & Shipbuilding Co., Ltd.	438,342	703,529
MonotaRO Co., Ltd.	26,354	911,299
Nabtesco Corp.	39,614	1,006,915
NGK Insulators Ltd.	75,518	1,660,776
Nidec Corp.	87,519	6,752,627
NSK Ltd.	136,309	1,210,625
NTN Corp.	178,585	618,337
Obayashi Corp.	235,697	2,480,126
Seibu Holdings, Inc.	72,126	1,358,561
Shimizu Corp.	266,735	2,385,836
SMC Corp.	22,998	5,858,108
Sojitz Corp.	848,440	1,897,237
Sumitomo Corp.	508,249	5,212,869
Sumitomo Heavy Industries Ltd.	119,480	580,675
Taisei Corp.	362,841	2,689,286
The Japan Steel Works Ltd.	136,309	580,117
THK Co., Ltd.	68,514	1,295,468
Toshiba Corp. *	1,524,629	3,761,223
TOTO Ltd.	65,204	2,475,171
Toyota Tsusho Corp.	105,654	2,495,951
		151,724,330
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	249,086	2,551,388
Park24 Co., Ltd.	24,896	711,603
Recruit Holdings Co., Ltd.	116,053	3,950,228
Secom Co., Ltd.	81,273	6,364,510
Sohgo Security Services Co., Ltd.	26,554	1,307,289
Temp Holdings Co., Ltd.	66,334	1,057,468
Toppan Printing Co., Ltd.	243,203	2,197,281
		18,139,767
Consumer Durables & Apparel 0.9%
Asics Corp.	71,446	1,624,051
Bandai Namco Holdings, Inc.	93,267	2,309,284

8

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Casio Computer Co., Ltd.	91,206	1,418,605
Haseko Corp.	144,423	1,588,711
Iida Group Holdings Co., Ltd.	52,047	1,089,700
Nikon Corp.	180,129	2,528,839
Panasonic Corp.	845,769	7,866,288
Rinnai Corp.	21,775	1,896,637
Sega Sammy Holdings, Inc.	73,257	893,048
Sekisui Chemical Co., Ltd.	157,880	2,058,469
Sekisui House Ltd.	232,598	4,165,183
Sharp Corp. *(a)	540,372	730,858
Shimano, Inc.	28,204	4,396,981
Sony Corp.	485,380	13,567,269
Sumitomo Forestry Co., Ltd.	121,438	1,655,599
Wacoal Holdings Corp.	40,220	424,304
Yamaha Corp.	53,917	1,633,480
		49,847,306
Consumer Services 0.2%
Benesse Holdings, Inc.	51,586	1,139,585
Oriental Land Co., Ltd.	83,250	5,473,685
Resorttrust, Inc.	42,181	886,940
Skylark Co., Ltd.	35,804	425,819
		7,926,029
Diversified Financials 0.5%
Acom Co., Ltd. *	219,925	1,211,615
AEON Financial Service Co., Ltd.	41,778	921,787
Aiful Corp. *	132,687	449,847
Credit Saison Co., Ltd.	91,506	1,742,578
Daiwa Securities Group, Inc.	643,286	3,748,176
Japan Exchange Group, Inc.	194,124	2,643,048
Mitsubishi UFJ Lease & Finance Co., Ltd.	394,200	1,695,446
Nomura Holdings, Inc.	1,379,700	5,976,357
Okasan Securities Group, Inc.	57,869	303,681
ORIX Corp.	487,667	6,771,626
SBI Holdings, Inc.	149,952	1,564,352
Zenkoku Hosho Co., Ltd.	42,201	1,388,879
		28,417,392
Energy 0.2%
Cosmo Energy Holdings Co., Ltd.	23,956	334,375
Idemitsu Kosan Co., Ltd.	48,040	960,757
Inpex Corp.	394,200	3,243,740
Japan Petroleum Exploration Co., Ltd.	12,666	282,203
JX Holdings, Inc.	1,117,154	4,361,640
Showa Shell Sekiyu K.K.	147,442	1,494,295
TonenGeneral Sekiyu K.K.	82,428	784,108
		11,461,118
Food & Staples Retailing 0.5%
Aeon Co., Ltd.	287,080	4,357,776
FamilyMart Co., Ltd.	28,454	1,493,190
Lawson, Inc.	20,210	1,598,140
Matsumotokiyoshi Holdings Co., Ltd.	17,329	946,880
Seven & i Holdings Co., Ltd.	299,025	12,790,899
Sugi Holdings Co., Ltd.	18,349	959,598
Sundrug Co., Ltd.	16,488	1,363,284
Tsuruha Holdings, Inc.	16,488	1,714,139
		25,223,906
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 1.1%
Ajinomoto Co., Inc.	205,944	4,968,245
Asahi Group Holdings Ltd.	161,233	5,486,618
Calbee, Inc.	27,770	1,024,113
Ezaki Glico Co., Ltd.	39,924	2,149,103
Japan Tobacco, Inc.	395,026	15,679,225
Kewpie Corp.	76,474	2,051,397
Kikkoman Corp.	89,245	3,202,697
Kirin Holdings Co., Ltd.	378,905	6,368,323
MEIJI Holdings Co., Ltd.	53,356	4,815,775
NH Foods Ltd.	67,674	1,579,192
Nichirei Corp.	85,117	727,568
Nisshin Seifun Group, Inc.	154,558	2,629,737
Nissin Foods Holdings Co., Ltd.	32,376	1,623,106
Sapporo Holdings Ltd.	101,011	546,473
Suntory Beverage & Food Ltd.	51,354	2,421,725
Toyo Suisan Kaisha Ltd.	42,381	1,641,282
Yakult Honsha Co., Ltd.	44,162	2,166,190
Yamazaki Baking Co., Ltd.	49,559	1,215,906
		60,296,675
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	121,021	2,550,165
Asahi Intecc Co., Ltd.	13,981	705,952
Hoya Corp.	164,831	5,806,724
M3, Inc.	71,430	2,051,346
Miraca Holdings, Inc.	13,927	588,323
Nipro Corp.	81,601	919,717
Olympus Corp.	123,759	5,239,155
Suzuken Co., Ltd.	35,498	1,145,871
Sysmex Corp.	50,547	3,691,725
Terumo Corp.	144,940	6,090,081
		28,789,059
Household & Personal Products 0.4%
Kao Corp.	203,807	11,211,636
Kobayashi Pharmaceutical Co., Ltd.	10,839	884,477
Kose Corp.	10,590	951,052
Lion Corp.	93,167	1,362,580
Pigeon Corp.	34,766	946,696
Shiseido Co., Ltd.	184,967	4,877,472
Unicharm Corp.	120,293	2,352,061
		22,585,974
Insurance 0.6%
Japan Post Holdings Co., Ltd.	172,501	2,228,880
Japan Post Insurance Co., Ltd.	24,836	557,833
MS&AD Insurance Group Holdings, Inc.	197,100	5,619,496
Sompo Japan Nipponkoa Holdings, Inc.	166,527	4,693,778
Sony Financial Holdings, Inc.	60,130	734,648
T&D Holdings, Inc.	266,525	2,659,122
The Dai-ichi Life Insurance Co., Ltd.	469,598	6,184,102
Tokio Marine Holdings, Inc.	271,108	9,384,461
		32,062,320
Materials 1.3%
Air Water, Inc.	95,128	1,488,184
Asahi Kasei Corp.	536,392	3,593,036
Daicel Corp.	134,348	1,676,549
Denka Co., Ltd.	179,769	787,771
DIC Corp.	347,900	825,010
Dowa Holdings Co., Ltd.	79,005	479,423

    9

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hitachi Chemical Co., Ltd.	42,181	789,194
Hitachi Metals Ltd.	97,089	1,041,756
JFE Holdings, Inc.	203,083	2,731,151
JSR Corp.	134,754	1,980,515
Kaneka Corp.	103,438	822,617
Kansai Paint Co., Ltd.	85,323	1,725,616
Kobe Steel Ltd.	1,474,459	1,329,479
Kuraray Co., Ltd.	197,100	2,616,033
Maruichi Steel Tube Ltd.	8,444	281,708
Mitsubishi Chemical Holdings Corp.	589,592	3,000,457
Mitsubishi Gas Chemical Co., Inc.	129,012	731,694
Mitsubishi Materials Corp.	715,337	2,063,999
Mitsui Chemicals, Inc.	396,768	1,491,838
Nippon Kayaku Co., Ltd.	63,365	623,908
Nippon Paint Holdings Co., Ltd.	81,853	2,332,226
Nippon Paper Industries Co., Ltd.	22,671	395,958
Nippon Shokubai Co., Ltd.	12,728	762,039
Nippon Steel & Sumitomo Metal Corp.	324,215	6,694,489
Nissan Chemical Industries Ltd.	55,867	1,642,184
Nisshin Steel Co., Ltd.	30,315	385,139
Nitto Denko Corp.	61,891	4,067,657
Oji Holdings Corp.	235,359	967,708
Shin-Etsu Chemical Co., Ltd.	160,843	9,380,393
Sumitomo Chemical Co., Ltd.	526,618	2,412,172
Sumitomo Metal Mining Co., Ltd.	203,983	2,102,273
Sumitomo Osaka Cement Co., Ltd.	97,089	394,817
Taiheiyo Cement Corp.	378,512	996,578
Teijin Ltd.	455,545	1,601,934
Toray Industries, Inc.	600,078	5,189,440
Tosoh Corp.	245,340	1,207,841
Toyo Seikan Group Holdings Ltd.	38,302	808,485
Ube Industries Ltd.	237,320	445,089
Zeon Corp.	53,947	406,652
		72,273,012
Media 0.2%
CyberAgent, Inc.	20,010	954,447
Dentsu, Inc.	94,728	4,791,705
Hakuhodo DY Holdings, Inc.	105,425	1,323,219
Shochiku Co., Ltd.	53,947	529,231
Toho Co., Ltd.	41,981	1,146,949
		8,745,551
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Astellas Pharma, Inc.	839,070	11,477,113
Chugai Pharmaceutical Co., Ltd.	87,384	3,068,939
Daiichi Sankyo Co., Ltd.	241,242	5,604,436
Eisai Co., Ltd.	102,660	6,366,670
Hisamitsu Pharmaceutical Co., Inc.	20,010	1,069,918
Kaken Pharmaceutical Co., Ltd.	15,864	899,730
Kyowa Hakko Kirin Co., Ltd.	98,133	1,787,374
Mitsubishi Tanabe Pharma Corp.	119,812	2,012,621
Nippon Shinyaku Co., Ltd.	22,571	1,194,642
Ono Pharmaceutical Co., Ltd.	182,476	8,101,635
Otsuka Holdings Co., Ltd.	147,875	6,040,068
Rohto Pharmaceutical Co., Ltd.	38,259	593,005
Santen Pharmaceutical Co., Ltd.	164,297	2,417,679
Sawai Pharmaceutical Co., Ltd.	6,683	476,044
Shionogi & Co., Ltd.	115,138	6,475,053
Sumitomo Dainippon Pharma Co., Ltd.	92,903	1,358,718
Security	Number of Shares	Value ($)
Taisho Pharmaceutical Holdings Co., Ltd.	16,338	1,521,767
Takeda Pharmaceutical Co., Ltd.	292,428	12,648,457
Tsumura & Co.	55,566	1,310,176
		74,424,045
Real Estate 0.8%
Aeon Mall Co., Ltd.	51,872	684,268
Daikyo, Inc.	250,807	384,448
Daito Trust Construction Co., Ltd.	28,445	4,128,058
Daiwa House Industry Co., Ltd.	276,918	8,032,507
Hulic Co., Ltd.	88,745	879,408
Mitsubishi Estate Co., Ltd.	496,700	9,581,982
Mitsui Fudosan Co., Ltd.	363,055	8,909,014
Nomura Real Estate Holdings, Inc.	42,136	756,438
NTT Urban Development Corp.	109,055	1,091,484
Sumitomo Real Estate Sales Co., Ltd.	20,310	397,758
Sumitomo Realty & Development Co., Ltd.	159,661	4,459,941
Tokyo Tatemono Co., Ltd.	65,192	831,175
Tokyu Fudosan Holdings Corp.	197,100	1,300,908
		41,437,389
Retailing 0.5%
Aoyama Trading Co., Ltd.	36,398	1,299,635
Don Quijote Holdings Co., Ltd.	42,040	1,349,465
Fast Retailing Co., Ltd.	20,164	5,433,489
Isetan Mitsukoshi Holdings Ltd.	186,019	1,816,497
J Front Retailing Co., Ltd.	71,596	857,306
Marui Group Co., Ltd.	123,651	1,813,986
Nitori Holdings Co., Ltd.	28,360	2,879,344
Rakuten, Inc.	367,134	3,954,209
Ryohin Keikaku Co., Ltd.	10,386	2,390,826
Sanrio Co., Ltd. (a)	37,659	695,081
Shimamura Co., Ltd.	11,914	1,546,924
Start Today Co., Ltd.	20,495	935,077
Takashimaya Co., Ltd.	126,504	894,271
USS Co., Ltd.	122,811	1,943,405
Yamada Denki Co., Ltd.	359,702	1,693,021
		29,502,536
Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	113,565	1,262,573
Disco Corp.	8,244	784,223
Rohm Co., Ltd.	25,993	1,109,750
Sumco Corp.	62,352	440,773
Tokyo Electron Ltd.	61,425	4,553,774
		8,151,093
Software & Services 0.5%
DeNA Co., Ltd.	37,459	752,524
Fujitsu Ltd.	692,311	2,796,586
IT Holdings Corp.	74,977	1,815,862
Kakaku.com, Inc.	49,083	929,393
Konami Holdings Corp.	47,564	1,801,260
Nexon Co., Ltd.	47,964	788,408
Nintendo Co., Ltd.	40,020	5,935,972
Nomura Research Institute Ltd.	50,200	1,894,297
NTT Data Corp.	51,586	2,660,583
Obic Co., Ltd.	37,659	2,047,552
Otsuka Corp.	27,954	1,323,281
Square Enix Holdings Co., Ltd.	41,481	1,310,950

10

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Trend Micro, Inc.	32,376	1,173,541
Yahoo Japan Corp.	591,300	2,655,132
		27,885,341
Technology Hardware & Equipment 1.5%
Alps Electric Co., Ltd.	66,013	1,334,486
Azbil Corp.	13,927	388,658
Brother Industries Ltd.	123,182	1,476,118
Canon, Inc.	420,803	12,187,180
Citizen Holdings Co., Ltd.	150,224	841,162
FUJIFILM Holdings Corp.	143,116	5,809,551
Hamamatsu Photonics K.K.	83,762	2,280,882
Hirose Electric Co., Ltd.	8,212	1,018,864
Hitachi Ltd.	1,758,436	8,117,932
Ibiden Co., Ltd.	49,838	633,620
Japan Aviation Electronics Industry Ltd.	32,376	433,509
Japan Display, Inc. *	211,527	423,416
Keyence Corp.	17,388	11,037,511
Konica Minolta, Inc.	192,101	1,655,909
Kyocera Corp.	116,487	5,818,836
Murata Manufacturing Co., Ltd.	75,795	8,850,325
NEC Corp.	981,811	2,310,560
Nippon Electric Glass Co., Ltd.	148,958	717,223
Omron Corp.	63,452	2,042,502
Ricoh Co., Ltd.	247,125	2,152,498
Seiko Epson Corp.	101,311	1,823,333
Shimadzu Corp.	98,864	1,506,516
Taiyo Yuden Co., Ltd.	34,037	370,431
TDK Corp.	40,020	2,338,304
Topcon Corp.	47,327	482,210
Yaskawa Electric Corp.	85,323	1,080,145
Yokogawa Electric Corp.	147,658	1,704,181
		78,835,862
Telecommunication Services 1.1%
KDDI Corp.	700,655	20,450,117
Nippon Telegraph & Telephone Corp.	191,446	8,380,780
NTT DOCOMO, Inc.	531,319	13,313,516
SoftBank Group Corp.	354,782	19,923,198
		62,067,611
Transportation 1.2%
ANA Holdings, Inc.	487,579	1,423,983
Central Japan Railway Co.	72,214	12,781,758
East Japan Railway Co.	150,236	13,729,244
Hankyu Hanshin Holdings, Inc.	426,576	2,927,049
Japan Airlines Co., Ltd.	46,385	1,589,733
Japan Airport Terminal Co., Ltd. (a)	14,606	504,404
Kawasaki Kisen Kaisha Ltd. (a)	262,813	571,101
Keikyu Corp.	195,139	1,847,491
Keio Corp.	282,423	2,419,204
Keisei Electric Railway Co., Ltd.	137,976	1,851,209
Kintetsu Group Holdings Co., Ltd.	647,208	2,602,721
Mitsui OSK Lines Ltd.	607,988	1,381,479
Nagoya Railroad Co., Ltd.	303,979	1,529,420
Nankai Electric Railway Co., Ltd.	163,612	858,592
Nippon Express Co., Ltd.	337,586	1,454,994
Nippon Yusen K.K.	623,676	1,180,938
Nishi-Nippon Railroad Co., Ltd.	106,307	552,120
Odakyu Electric Railway Co., Ltd.	242,695	2,634,730
Sotetsu Holdings, Inc.	85,117	505,767
Tobu Railway Co., Ltd.	446,186	2,265,026
Security	Number of Shares	Value ($)
Tokyu Corp.	374,590	3,208,697
West Japan Railway Co.	71,801	4,489,141
Yamato Holdings Co., Ltd.	175,791	3,568,761
		65,877,562
Utilities 0.5%
Chubu Electric Power Co., Inc.	279,588	3,818,007
Electric Power Development Co., Ltd.	103,141	2,670,013
Hokkaido Electric Power Co., Inc.	61,491	531,161
Hokuriku Electric Power Co.	136,702	1,707,157
Kyushu Electric Power Co., Inc. *	197,100	1,999,346
Osaka Gas Co., Ltd.	637,768	2,392,241
Shikoku Electric Power Co., Inc.	40,760	485,496
The Chugoku Electric Power Co., Inc.	136,877	1,714,279
The Kansai Electric Power Co., Inc. *	322,838	3,126,352
Toho Gas Co., Ltd.	262,813	1,947,904
Tohoku Electric Power Co., Inc.	197,100	2,541,391
Tokyo Electric Power Co. Holdings, Inc. *	591,300	2,777,759
Tokyo Gas Co., Ltd.	828,364	3,345,424
		29,056,530
		1,170,320,390
Netherlands 2.7%
Banks 0.4%
ABN AMRO Group N.V. (d)	83,868	1,709,065
ING Groep N.V. CVA	1,432,917	17,858,203
		19,567,268
Capital Goods 0.2%
Boskalis Westminster	25,969	941,020
Koninklijke Philips N.V.	355,891	9,595,857
		10,536,877
Commercial & Professional Services 0.1%
Randstad Holding N.V.	57,159	3,089,027
Energy 0.0%
Koninklijke Vopak N.V.	36,266	1,890,673
Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	305,565	6,772,788
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	43,362	3,559,632
Heineken N.V.	87,051	8,089,036
		11,648,668
Household & Personal Products 0.5%
Unilever N.V. CVA	614,203	27,600,027
Insurance 0.1%
Aegon N.V.	708,236	3,642,609
NN Group N.V.	114,502	3,825,992
		7,468,601
Materials 0.3%
Akzo Nobel N.V.	90,666	6,156,968
ArcelorMittal *	661,877	3,256,808
Koninklijke DSM N.V.	72,927	4,342,638
OCI N.V. *	25,623	368,826
		14,125,240

    11

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.3%
Altice N.V., A Shares *	159,362	2,748,076
Altice N.V., B Shares *	32,462	561,589
RELX N.V.	356,807	6,190,601
Wolters Kluwer N.V.	118,260	4,716,466
		14,216,732
Real Estate 0.2%
Unibail-Rodamco SE	38,101	10,260,414
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	126,348	12,574,726
Software & Services 0.0%
Gemalto N.V.	29,565	1,807,924
Telecommunication Services 0.1%
Koninklijke KPN N.V.	1,188,856	4,720,902
Transportation 0.0%
TNT Express N.V. *	177,390	1,577,070
		147,856,937
New Zealand 0.2%
Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	366,606	1,197,972
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	187,957	1,328,846
Ryman Healthcare Ltd.	148,837	966,679
		2,295,525
Materials 0.1%
Fletcher Building Ltd.	381,052	2,307,317
Real Estate 0.0%
Kiwi Property Group Ltd.	992,292	996,933
Telecommunication Services 0.0%
Spark New Zealand Ltd.	784,458	1,963,683
Transportation 0.0%
Auckland International Airport Ltd.	524,903	2,215,969
Utilities 0.0%
Contact Energy Ltd.	266,772	972,813
		11,950,212
Norway 0.5%
Banks 0.1%
DNB A.S.A.	436,408	5,599,155
Energy 0.1%
Statoil A.S.A.	347,879	5,548,993
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	108,284	1,808,801
Orkla A.S.A.	394,200	3,568,146
		5,376,947
Insurance 0.0%
Gjensidige Forsikring A.S.A.	86,724	1,496,359
Materials 0.1%
Norsk Hydro A.S.A.	397,481	1,585,048
Yara International A.S.A.	69,412	2,504,032
		4,089,080
Security	Number of Shares	Value ($)
Media 0.0%
Schibsted A.S.A., B Shares	35,478	1,052,061
Schibsted A.S.A., Class A	35,478	1,102,967
		2,155,028
Telecommunication Services 0.1%
Telenor A.S.A.	254,259	4,238,081
		28,503,643
Portugal 0.1%
Banks 0.0%
Banco Espirito Santo S.A. - Reg'd *(b)(e)	505,213	—
Energy 0.0%
Galp Energia, SGPS, S.A.	195,129	2,558,938
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	93,121	1,509,391
Utilities 0.1%
EDP - Energias de Portugal S.A.	999,297	3,331,839
		7,400,168
Republic of Korea 3.6%
Automobiles & Components 0.3%
Hankook Tire Co., Ltd.	29,037	1,247,436
Hanon Systems	107,790	1,116,971
Hyundai Mobis Co., Ltd.	25,534	5,463,308
Hyundai Motor Co.	52,845	6,185,499
Hyundai Wia Corp.	5,062	393,305
Kia Motors Corp.	101,324	3,966,072
		18,372,591
Banks 0.3%
BNK Financial Group, Inc.	127,689	937,472
Hana Financial Group, Inc.	112,059	2,430,546
Industrial Bank of Korea	90,000	860,883
KB Financial Group, Inc. ADR	179,553	5,163,944
Shinhan Financial Group Co., Ltd. ADR	186,474	6,209,584
Woori Bank	110,000	918,359
		16,520,788
Capital Goods 0.3%
CJ Corp.	5,200	946,803
Daelim Industrial Co., Ltd.	14,143	964,781
Doosan Corp.	3,746	304,885
Doosan Heavy Industries & Construction Co., Ltd.	14,480	294,630
GS Engineering & Construction Corp. *	14,464	359,234
Hanwha Techwin Co., Ltd.	14,690	548,502
Hyundai Development Co-Engineering & Construction	24,197	909,570
Hyundai Engineering & Construction Co., Ltd.	27,409	786,531
Hyundai Heavy Industries Co., Ltd. *	18,564	1,705,620
KCC Corp.	2,032	689,666
Korea Aerospace Industries Ltd.	21,000	1,178,805
LG Corp.	32,925	1,820,572
LG Hausys Ltd.	1,709	202,189
Posco Daewoo Corp.	15,027	297,564
Samsung C&T Corp.	27,622	2,781,205

12

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Samsung Heavy Industries Co., Ltd. *	48,686	389,717
SK Holdings Co., Ltd.	12,862	2,471,386
		16,651,660
Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineering Co., Ltd.	6,170	363,946
S-1 Corp.	6,932	581,641
		945,587
Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	20,000	1,728,478
Hanssem Co., Ltd.	4,786	740,910
LG Electronics, Inc.	43,422	2,043,946
		4,513,334
Consumer Services 0.0%
Kangwon Land, Inc.	34,840	1,243,868
Diversified Financials 0.0%
Korea Investment Holdings Co., Ltd.	18,000	674,358
Mirae Asset Daewoo Co., Ltd.	73,600	489,720
Samsung Card Co., Ltd.	6,960	223,960
Samsung Securities Co., Ltd.	21,820	652,696
		2,040,734
Energy 0.1%
GS Holdings Corp.	14,877	654,099
S-Oil Corp.	23,105	1,665,312
SK Innovation Co., Ltd.	21,871	3,000,427
		5,319,838
Food & Staples Retailing 0.1%
BGF retail Co., Ltd.	4,000	736,701
E-MART, Inc.	15,172	2,316,919
		3,053,620
Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	2,200	706,075
KT&G Corp.	40,944	4,380,231
Lotte Chilsung Beverage Co., Ltd.	207	337,300
Lotte Confectionery Co., Ltd.	9,560	1,740,661
Orion Corp.	1,677	1,364,902
		8,529,169
Household & Personal Products 0.2%
Amorepacific Corp.	12,240	4,287,800
AMOREPACIFIC Group	10,200	1,429,267
LG Household & Health Care Ltd.	3,843	3,405,108
		9,122,175
Insurance 0.2%
Dongbu Insurance Co., Ltd.	20,977	1,283,121
Hanwha Life Insurance Co., Ltd.	85,793	459,991
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	1,358,445
Samsung Fire & Marine Insurance Co., Ltd.	12,193	2,844,146
Samsung Life Insurance Co., Ltd.	30,416	2,654,190
		8,599,893
Materials 0.3%
Hanwha Chemical Corp.	21,562	431,493
Hyosung Corp.	7,728	761,906
Hyundai Steel Co.	24,000	984,729
Korea Zinc Co., Ltd.	3,829	1,508,404
Security	Number of Shares	Value ($)
Kumho Petrochemical Co., Ltd.	4,781	255,939
LG Chem Ltd.	18,498	4,206,207
Lotte Chemical Corp.	5,908	1,407,847
LOTTE Fine Chemical Co., Ltd.	12,781	379,098
POSCO ADR	136,475	5,955,769
		15,891,392
Media 0.0%
Cheil Worldwide, Inc.	27,000	368,141
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Celltrion, Inc. *	26,881	2,235,196
Hanmi Pharm Co., Ltd.	2,346	1,246,030
Hanmi Science Co., Ltd.	6,000	775,298
Yuhan Corp.	2,866	762,311
		5,018,835
Retailing 0.1%
Hotel Shilla Co., Ltd.	11,208	619,741
Hyundai Department Store Co., Ltd.	8,016	891,190
Lotte Shopping Co., Ltd.	5,088	975,506
Shinsegae Co., Ltd.	2,413	420,118
		2,906,555
Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	194,765	4,690,179
Software & Services 0.2%
Kakao Corp.	10,509	906,465
NAVER Corp.	9,703	5,861,856
NCSoft Corp.	6,810	1,374,228
NHN Entertainment Corp. *	7,478	389,649
Samsung SDS Co., Ltd.	12,860	1,974,644
		10,506,842
Technology Hardware & Equipment 0.9%
LG Display Co., Ltd. ADR	197,100	2,148,390
Samsung Electro-Mechanics Co., Ltd.	18,815	824,084
Samsung Electronics Co., Ltd. GDR	79,346	43,322,916
Samsung SDI Co., Ltd.	19,303	1,822,107
		48,117,497
Telecommunication Services 0.1%
KT Corp. ADR	135,999	1,970,626
LG Uplus Corp.	87,570	848,660
SK Telecom Co., Ltd. ADR	126,820	2,641,661
		5,460,947
Transportation 0.0%
CJ Korea Express Co., Ltd. *	3,145	564,717
Hyundai Glovis Co., Ltd.	8,249	1,259,707
Korean Air Lines Co., Ltd. *	20,781	482,995
		2,307,419
Utilities 0.1%
Korea Electric Power Corp. ADR	197,100	5,205,411
Korea Gas Corp.	9,633	321,289
		5,526,700
		195,707,764

    13

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Singapore 1.1%
Banks 0.4%
DBS Group Holdings Ltd.	684,776	7,709,481
Oversea-Chinese Banking Corp., Ltd.	1,185,094	7,420,018
United Overseas Bank Ltd.	465,856	6,165,169
		21,294,668
Capital Goods 0.1%
Keppel Corp., Ltd.	564,878	2,207,404
Sembcorp Industries Ltd.	473,460	959,472
Singapore Technologies Engineering Ltd.	842,347	1,976,235
Yangzijiang Shipbuilding Holdings Ltd.	1,293,536	859,695
		6,002,806
Consumer Services 0.0%
Genting Singapore plc	2,361,278	1,269,182
Diversified Financials 0.0%
Singapore Exchange Ltd.	266,447	1,499,883
Food & Staples Retailing 0.0%
Olam International Ltd.	337,836	446,604
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	3,053,731	865,048
Wilmar International Ltd.	883,023	2,129,389
		2,994,437
Media 0.0%
Singapore Press Holdings Ltd.	526,587	1,476,394
Real Estate 0.2%
Ascendas Real Estate Investment Trust	668,822	1,112,477
CapitaLand Commercial Trust Ltd.	1,197,381	1,208,905
CapitaLand Ltd.	1,246,877	2,707,944
CapitaLand Mall Trust	1,167,816	1,721,930
City Developments Ltd.	236,619	1,407,597
Global Logistic Properties Ltd.	1,335,541	1,755,823
Suntec Real Estate Investment Trust	532,011	643,398
Wing Tai Holdings Ltd.	567,989	709,599
		11,267,673
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	37,042	909,402
Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	142,192	859,297
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	2,809,583	7,897,648
Transportation 0.1%
ComfortDelGro Corp., Ltd.	1,157,111	2,302,876
Hutchison Port Holdings Trust	1,971,000	847,530
SIA Engineering Co., Ltd.	247,346	680,909
Singapore Airlines Ltd.	199,688	1,549,060
Singapore Post Ltd.	1,060,744	1,232,751
		6,613,126
		62,531,120
Security	Number of Shares	Value ($)
Spain 2.7%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	2,373,403	15,750,097
Banco de Sabadell S.A.	1,884,948	3,223,170
Banco Popular Espanol S.A. (a)	633,292	1,043,418
Banco Santander S.A.	5,475,803	26,157,664
Bankia S.A.	1,772,232	1,540,864
Bankinter S.A.	228,636	1,739,960
CaixaBank S.A.	1,034,303	2,829,082
		52,284,255
Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	78,840	2,602,339
Ferrovial S.A.	199,071	4,217,348
Gamesa Corp. Tecnologica S.A.	140,880	2,808,124
Zardoya Otis S.A.	59,196	614,187
		10,241,998
Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	27,321	1,160,944
Energy 0.1%
Repsol S.A.	425,736	5,485,977
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	272,406	1,630,001
Insurance 0.0%
Mapfre S.A.	291,708	739,767
Media 0.0%
Mediaset Espana Comunicacion S.A.	53,217	710,333
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	131,398	2,978,968
Retailing 0.3%
Industria de Diseno Textil S.A.	445,222	15,047,730
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	153,738	7,125,780
Telecommunication Services 0.3%
Telefonica S.A.	1,598,911	16,715,861
Transportation 0.1%
Abertis Infraestructuras S.A.	174,469	2,672,572
Aena S.A. *(d)	22,238	3,004,195
		5,676,767
Utilities 0.5%
Acciona S.A.	18,734	1,425,899
Enagas S.A.	88,695	2,660,047
Endesa S.A.	126,832	2,609,296
Gas Natural SDG S.A.	126,826	2,511,753
Iberdrola S.A.	2,140,061	14,523,247
Red Electrica Corp. S.A.	31,591	2,814,901
		26,545,143
		146,343,524

14

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sweden 2.4%
Banks 0.6%
Nordea Bank AB	1,160,265	11,243,941
Skandinaviska Enskilda Banken AB, A Shares	524,692	5,021,893
Svenska Handelsbanken AB, A Shares	598,392	7,650,707
Swedbank AB, A Shares	406,192	8,927,884
		32,844,425
Capital Goods 0.7%
Alfa Laval AB	139,941	2,112,538
Assa Abloy AB, B Shares	343,944	7,139,723
Atlas Copco AB, A Shares	224,992	5,804,421
Atlas Copco AB, B Shares	148,987	3,547,543
Sandvik AB	366,606	3,579,052
Skanska AB, B Shares	148,117	3,248,440
SKF AB, B Shares	162,956	2,863,789
Trelleborg AB, B Shares	122,465	2,284,147
Volvo AB, B Shares	579,474	6,441,105
		37,020,758
Commercial & Professional Services 0.1%
Securitas AB, B Shares	167,771	2,641,114
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	93,172	2,496,261
Diversified Financials 0.2%
Industrivarden AB, A Shares	114,318	2,128,088
Industrivarden AB, C Shares	25,629	432,609
Investment AB Kinnevik *	54,656	117,121
Investment AB Kinnevik, B Shares	55,188	1,341,174
Investor AB, B Shares	175,551	6,098,812
		10,117,804
Energy 0.0%
Lundin Petroleum AB *	78,865	1,412,409
Food, Beverage & Tobacco 0.1%
Swedish Match AB	89,740	3,057,493
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	82,782	1,764,008
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	226,665	7,245,031
Materials 0.0%
Boliden AB	101,398	1,791,679
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Meda AB, A Shares	108,140	1,915,987
Retailing 0.2%
Hennes & Mauritz AB, B Shares	356,827	10,935,589
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	96,579	3,744,882
Telefonaktiebolaget LM Ericsson, B Shares	1,111,644	8,556,994
		12,301,876
Telecommunication Services 0.1%
Tele2 AB, B Shares	179,361	1,571,751
Telia Co. AB	1,001,474	4,686,513
		6,258,264
		131,802,698
Security	Number of Shares	Value ($)
Switzerland 7.7%
Banks 0.0%
Banque Cantonale Vaudoise - Reg'd	1,971	1,363,959
Capital Goods 0.5%
ABB Ltd. - Reg'd *	764,205	15,895,956
Geberit AG - Reg'd	14,911	5,699,236
Schindler Holding AG	18,295	3,387,758
Schindler Holding AG - Reg'd	10,601	1,953,433
Sulzer AG - Reg'd	5,913	521,595
		27,457,978
Commercial & Professional Services 0.2%
Adecco Group AG - Reg’d	67,014	4,061,148
DKSH Holding AG	15,768	1,003,937
SGS S.A. - Reg'd	1,971	4,204,880
		9,269,965
Consumer Durables & Apparel 0.3%
Cie Financiere Richemont S.A. - Reg'd	199,071	11,723,604
The Swatch Group AG	11,005	3,243,276
The Swatch Group AG - Reg'd	24,134	1,399,442
		16,366,322
Diversified Financials 0.7%
Credit Suisse Group AG - Reg'd *	729,170	9,989,233
GAM Holding AG *	74,898	941,687
Julius Baer Group Ltd. *	84,821	3,773,519
Pargesa Holding S.A.	9,855	650,755
Partners Group Holding AG	6,269	2,642,035
UBS Group AG - Reg'd	1,380,145	21,322,699
		39,319,928
Food, Beverage & Tobacco 1.7%
Aryzta AG *	37,449	1,490,125
Chocoladefabriken Lindt & Sprungli AG	342	2,106,971
Chocoladefabriken Lindt & Sprungli AG - Reg'd	32	2,365,721
Nestle S.A. - Reg'd	1,191,813	87,989,413
		93,952,230
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	21,681	2,893,853
Straumann Holding AG - Reg'd	2,986	1,142,050
		4,035,903
Insurance 0.6%
Baloise Holding AG - Reg'd	17,739	2,191,057
Helvetia Holding AG - Reg'd	1,800	969,523
Swiss Life Holding AG - Reg'd *	10,660	2,763,108
Swiss Re AG	138,808	12,467,868
Zurich Insurance Group AG *	59,130	14,303,727
		32,695,283
Materials 0.6%
Clariant AG - Reg'd *	83,357	1,489,057
EMS-Chemie Holding AG - Reg'd	1,000	495,624
Givaudan S.A. - Reg'd	3,990	7,645,293
LafargeHolcim Ltd. - Reg'd *	178,623	8,031,028
Sika AG	717	3,101,086
Syngenta AG - Reg'd	35,793	14,058,707
		34,820,795

    15

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Actelion Ltd. - Reg'd *	38,341	6,289,898
Galenica AG - Reg'd	2,040	2,694,146
Lonza Group AG - Reg'd *	17,329	2,991,004
Novartis AG - Reg'd	803,829	63,792,102
Roche Holding AG	267,561	70,213,906
Roche Holding AG, Bearer Shares	8,985	2,370,063
		148,351,119
Real Estate 0.1%
PSP Swiss Property AG - Reg'd	6,494	608,119
Swiss Prime Site AG - Reg'd *	29,565	2,533,633
		3,141,752
Retailing 0.0%
Dufry AG - Reg'd *	16,224	2,178,540
Telecommunication Services 0.1%
Swisscom AG - Reg'd	10,279	4,896,534
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	19,710	2,771,533
		420,621,841
United Kingdom 17.4%
Automobiles & Components 0.1%
GKN plc	648,459	2,594,595
Banks 1.9%
Barclays plc	6,370,993	16,913,919
CYBG plc *	379,008	1,530,818
HSBC Holdings plc	7,316,493	47,394,076
Lloyds Banking Group plc	24,178,546	25,345,192
Royal Bank of Scotland Group plc *	1,180,819	4,236,552
Standard Chartered plc	1,015,368	7,822,357
		103,242,914
Capital Goods 0.8%
Ashtead Group plc	203,013	2,883,938
BAE Systems plc	1,254,304	8,828,794
Bunzl plc	106,434	3,166,457
Cobham plc	384,345	911,845
DCC plc	32,081	2,937,046
Howden Joinery Group plc	180,505	1,332,016
IMI plc	128,566	1,880,635
Meggitt plc	300,933	1,699,471
Rolls-Royce Holdings plc *	761,511	6,860,869
Rolls-Royce Holdings plc C Shares *(b)(e)	52,422,921	76,302
Smiths Group plc	181,332	2,961,281
The Weir Group plc	70,956	1,238,285
Travis Perkins plc	96,579	2,703,176
Wolseley plc	109,724	6,469,581
		43,949,696
Commercial & Professional Services 0.4%
Aggreko plc	100,812	1,649,266
Babcock International Group plc	105,216	1,588,082
Capita plc	246,375	3,815,492
Experian plc	388,287	7,380,883
G4S plc	559,764	1,522,743
Intertek Group plc	49,275	2,249,849
Rentokil Initial plc	879,066	2,304,345
		20,510,660
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.3%
Barratt Developments plc	348,521	3,003,053
Bellway plc	45,407	1,806,237
Berkeley Group Holdings plc	61,489	2,931,035
Burberry Group plc	178,585	2,791,654
Persimmon plc	109,418	3,347,601
Taylor Wimpey plc	1,379,700	4,124,748
		18,004,328
Consumer Services 0.6%
Carnival plc	79,755	3,957,284
Compass Group plc	617,410	11,565,502
InterContinental Hotels Group plc	72,563	2,810,428
Merlin Entertainments plc (d)	245,445	1,509,718
Paddy Power Betfair plc	32,400	4,322,050
TUI AG	169,305	2,604,696
Whitbread plc	80,811	4,954,173
William Hill plc	597,874	2,707,210
		34,431,061
Diversified Financials 0.4%
3i Group plc	423,765	3,463,276
Aberdeen Asset Management plc	480,372	1,951,416
Ashmore Group plc	135,999	575,431
Hargreaves Lansdown plc	90,666	1,780,200
Henderson Group plc	433,805	1,692,792
ICAP plc	329,157	2,069,661
Investec plc	197,882	1,350,225
London Stock Exchange Group plc	116,692	4,645,267
Provident Financial plc	46,265	1,960,903
Schroders plc	61,101	2,410,071
		21,899,242
Energy 2.1%
BP plc	6,880,177	35,775,370
John Wood Group plc	199,071	1,784,847
Petrofac Ltd.	102,492	1,160,598
Royal Dutch Shell plc, A Shares	1,594,683	38,471,595
Royal Dutch Shell plc, B Shares	1,436,445	34,716,839
		111,909,249
Food & Staples Retailing 0.3%
Booker Group plc	466,144	1,234,820
J Sainsbury plc	623,216	2,435,540
Tesco plc *	3,114,180	7,483,471
Wm Morrison Supermarkets plc	948,101	2,735,083
		13,888,914
Food, Beverage & Tobacco 2.2%
Associated British Foods plc	131,925	5,652,977
British American Tobacco plc	709,642	43,360,475
Coca-Cola HBC AG CDI *	78,840	1,541,115
Diageo plc	950,406	25,874,929
Imperial Brands plc	357,889	19,591,332
SABMiller plc	358,997	22,439,631
Tate & Lyle plc	216,810	1,983,339
		120,443,798
Health Care Equipment & Services 0.1%
Smith & Nephew plc	335,070	5,715,779
Household & Personal Products 0.8%
Reckitt Benckiser Group plc	243,420	24,357,979
Unilever plc	463,208	21,210,312
		45,568,291

16

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 1.0%
Admiral Group plc	61,177	1,752,369
Aviva plc	1,645,184	10,770,757
Direct Line Insurance Group plc	529,004	2,889,680
Legal & General Group plc	2,299,317	8,011,896
Old Mutual plc	1,878,570	4,869,715
Prudential plc	961,398	19,310,548
RSA Insurance Group plc	302,141	2,154,855
St. James's Place plc	182,793	2,467,663
Standard Life plc	686,498	3,388,280
		55,615,763
Materials 1.2%
Anglo American plc	484,410	4,231,058
Antofagasta plc	102,492	639,970
BHP Billiton plc	813,420	9,743,769
CRH plc	302,733	9,143,030
Croda International plc	61,409	2,627,796
DS Smith plc	351,489	1,988,559
Fresnillo plc	49,275	723,653
Glencore plc *	4,413,191	8,421,078
Johnson Matthey plc	72,442	3,040,871
Mondi plc	132,310	2,592,090
Polymetal International plc	94,090	1,110,648
Randgold Resources Ltd.	33,507	2,828,628
Rexam plc	325,568	2,978,237
Rio Tinto plc	462,671	13,081,140
		63,150,527
Media 0.7%
Daily Mail & General Trust plc, A Shares	86,724	864,653
Informa plc	181,790	1,799,249
ITV plc	1,530,409	4,784,693
Pearson plc	304,961	3,721,857
RELX plc	411,939	7,494,716
Sky plc	494,536	6,935,247
WPP plc	499,310	11,569,794
		37,170,209
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	479,545	28,114,549
GlaxoSmithKline plc	1,827,703	38,440,210
Hikma Pharmaceuticals plc	61,426	2,054,540
Shire plc	225,186	13,962,503
		82,571,802
Real Estate 0.4%
Capital & Counties Properties plc	236,260	1,177,089
Derwent London plc	21,768	1,043,015
Hammerson plc	417,852	3,521,383
Intu Properties plc	425,736	1,857,118
Land Securities Group plc	309,447	5,251,666
Segro plc	388,287	2,474,800
The British Land Co. plc	373,157	4,019,163
		19,344,234
Retailing 0.3%
Dixons Carphone plc	272,544	1,745,427
Inchcape plc	113,647	1,126,464
Kingfisher plc	996,520	5,325,998
Marks & Spencer Group plc	642,546	3,551,053
Security	Number of Shares	Value ($)
Next plc	63,072	4,993,991
Sports Direct International plc *	113,360	618,568
		17,361,501
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	544,096	7,816,367
Software & Services 0.2%
Auto Trader Group plc (d)	424,776	2,429,768
Just Eat plc *	191,543	1,267,383
Micro Focus International plc	70,676	1,676,764
Rightmove plc	33,846	2,080,863
The Sage Group plc	481,072	4,292,229
		11,747,007
Technology Hardware & Equipment 0.0%
Halma plc	89,782	1,238,825
Telecommunication Services 1.0%
BT Group plc	3,160,597	20,369,906
Inmarsat plc	171,477	1,795,763
TalkTalk Telecom Group plc (a)	199,120	696,146
Vodafone Group plc	10,041,422	33,739,402
		56,601,217
Transportation 0.1%
easyJet plc	85,255	1,902,279
International Consolidated Airlines Group S.A.	375,699	2,928,275
Royal Mail plc	303,215	2,387,593
		7,218,147
Utilities 0.8%
Centrica plc	1,943,831	5,766,005
National Grid plc	1,413,902	20,723,403
Pennon Group plc	160,948	2,021,663
Severn Trent plc	100,521	3,353,387
SSE plc	415,881	9,273,424
United Utilities Group plc	270,584	3,820,200
		44,958,082
		946,952,208
Total Common Stock
(Cost $5,525,905,823)		5,369,292,771

Preferred Stock 0.6% of net assets
Germany 0.4%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	19,222	1,414,467
Porsche Automobil Holding SE	63,072	3,474,935
Volkswagen AG	68,458	10,238,928
		15,128,330
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	66,269	7,727,821
Materials 0.0%
Fuchs Petrolub SE	26,214	1,067,650
		23,923,801

    17

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Republic of Korea 0.2%
Automobiles & Components 0.1%
Hyundai Motor Co.	7,653	636,359
Hyundai Motor Co. 2nd	13,800	1,215,808
		1,852,167
Household & Personal Products 0.0%
Amorepacific Corp.	3,000	629,300
Technology Hardware & Equipment 0.1%
Samsung Electronics Co., Ltd.	6,900	6,148,515
		8,629,982
Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., B Shares	79,920	1,306,982
Total Preferred Stock
(Cost $36,300,317)		33,860,765

Rights 0.0% of net assets
New Zealand 0.0%
Consumer Services 0.0%
SKYCITY Entertainment Group Ltd. *(b)(e)	36,028	10,481
Spain 0.0%
Banks 0.0%
Banco Popular Espanol S.A. *	621,626	155,014
Capital Goods 0.0%
Ferrovial S.A. *	197,152	70,453
Transportation 0.0%
Abertis Infraestructuras S.A. *	172,797	132,540
		358,007
Total Rights
(Cost $68,252)		368,488

Other Investment Companies 0.5% of net assets
United States 0.5%
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)	17,688,703	17,688,703
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.23% (c)	6,932,702	6,932,702
Total Other Investment Companies
(Cost $24,621,405)		24,621,405

End of Investments

At 05/31/16, the tax basis cost of the fund's investments was $5,590,466,795 and the unrealized appreciation and depreciation were $373,263,414 and ($535,586,780), respectively, with a net unrealized depreciation of ($162,323,366).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,547,971.
(b)	Illiquid security. At the period end, the value of these amounted to $86,783 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,094,259 or 0.2% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 05/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/17/16	270	22,416,750	275,386

18

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,422,340,563	$—	$— *	$4,422,340,563
United Kingdom[1]	903,002,512	—	—	903,002,512
Capital Goods	43,873,394	—	76,302	43,949,696
Preferred Stock[1]	33,860,765	—	—	33,860,765
Rights [1]	358,007	—	—	358,007
New Zealand[1]	—	—	10,481	10,481
Other Investment Companies[1]	24,621,405	—	—	24,621,405
Total	$5,428,056,646	$—	$86,783	$5,428,143,429
Other Financial Instruments
Futures Contracts[2]	$275,386	$—	$—	$275,386
*	Level 3 amount shown includes securities determined to have no value at May 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2016
Common Stock
Republic of Korea	$2,501,775	$—	$300,561	$—	($2,802,336)	$—	$—	$—
United Kingdom	—	—	95	76,207	—	—	—	76,302
Rights
New Zealand	—	—	10,481	—	—	—	—	10,481
Total	$2,501,775	$—	$311,137	$76,207	($2,802,336)	$—	$—	$86,783
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
    19

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	691,557,583	720,503,407
0.2%	Preferred Stock	1,642,812	1,702,997
0.1%	Rights	426,643	345,412
2.9%	Other Investment Companies	20,474,885	20,794,001
102.0%	Total Investments	714,101,923	743,345,817
(2.0%)	Other Assets and Liabilities, Net		(14,400,560)
100.0%	Net Assets		728,945,257

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets
Australia 5.0%
Automobiles & Components 0.0%
ARB Corp., Ltd.	28,133	338,324
Banks 0.0%
Genworth Mortgage Insurance Australia Ltd.	128,414	249,319
Capital Goods 0.1%
GWA Group Ltd.	129,017	216,842
Monadelphous Group Ltd. (b)	29,055	150,500
Seven Group Holdings Ltd.	46,557	185,505
UGL Ltd. *	75,696	188,094
		740,941
Commercial & Professional Services 0.4%
Cabcharge Australia Ltd.	52,580	124,940
Cleanaway Waste Management Ltd.	490,050	285,788
Credit Corp. Group Ltd.	15,768	140,504
IPH Ltd.	42,064	213,313
McMillan Shakespeare Ltd.	28,133	305,307
Mineral Resources Ltd.	63,524	378,284
Programmed Maintenance Services Ltd.	92,352	126,115
SAI Global Ltd.	121,675	306,753
SG Fleet Group Ltd.	52,580	151,604
Spotless Group Holdings Ltd.	425,325	357,427
Tox Free Solutions Ltd.	79,809	160,155
		2,550,190
Consumer Durables & Apparel 0.1%
Breville Group Ltd.	50,757	288,652
G.U.D. Holdings Ltd.	46,945	297,581
		586,233
Consumer Services 0.4%
Ainsworth Game Technology Ltd.	74,092	128,822
Ardent Leisure Group	218,335	355,889
Security	Number of Shares	Value ($)
Collins Foods Ltd.	29,649	106,752
G8 Education Ltd.	184,315	548,796
InvoCare Ltd.	50,997	474,371
Mantra Group Ltd.	91,327	261,339
Navitas Ltd.	151,804	596,061
Retail Food Group Ltd. (b)	65,910	263,571
		2,735,601
Diversified Financials 0.1%
BT Investment Management Ltd.	73,036	530,696
Eclipx Group Ltd.	46,100	119,896
FlexiGroup Ltd.	141,782	211,591
OzForex Group Ltd.	113,239	195,245
		1,057,428
Energy 0.1%
AWE Ltd. *	188,710	118,938
Beach Energy Ltd.	764,504	376,614
Karoon Gas Australia Ltd. *	54,290	56,636
Paladin Energy Ltd. *	773,327	123,252
Senex Energy Ltd. *(b)	450,577	94,662
		770,102
Food, Beverage & Tobacco 0.2%
Australian Agricultural Co., Ltd. *	140,822	178,532
Bega Cheese Ltd.	57,520	257,939
Bellamy's Australia Ltd. (b)	24,531	195,309
Costa Group Holdings Ltd.	84,838	183,768
GrainCorp Ltd., Class A	79,585	513,133
Select Harvests Ltd.	36,917	191,223
Tassal Group Ltd.	57,606	174,860
		1,694,764
Health Care Equipment & Services 0.3%
Australian Pharmaceutical Industries Ltd.	173,379	234,252
Estia Health Ltd.	46,880	196,981
Japara Healthcare Ltd.	141,697	284,347
Nanosonics Ltd. *	82,807	144,575
Primary Health Care Ltd.	202,481	569,147
Regis Healthcare Ltd.	50,449	179,450
Sigma Pharmaceuticals Ltd.	436,602	389,044
Virtus Health Ltd.	11,532	59,232
		2,057,028
Household & Personal Products 0.1%
Asaleo Care Ltd.	170,184	251,511
Blackmores Ltd. (b)	5,520	604,643
		856,154
Insurance 0.2%
Cover-More Group Ltd.	133,301	146,303
nib Holdings Ltd.	205,800	687,313
Steadfast Group Ltd.	169,657	244,587
		1,078,203
Materials 0.7%
Brickworks Ltd.	26,608	288,950
Evolution Mining Ltd.	384,372	565,270
Highfield Resources Ltd. *	126,519	137,943

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Independence Group NL	179,927	374,099
Jacana Minerals Ltd. (a)(e)	8,715	—
Lynas Corp., Ltd. *	1,441,139	72,038
Northern Star Resources Ltd.	253,701	792,151
Pact Group Holdings Ltd.	100,974	416,958
Regis Resources Ltd.	189,259	400,357
Resolute Mining Ltd. *	175,399	113,090
Sandfire Resources NL	72,143	290,588
Saracen Mineral Holdings Ltd. *	389,255	317,245
St. Barbara Ltd. *	212,207	404,319
Syrah Resources Ltd. *	71,038	281,505
TFS Corp., Ltd. (b)	135,000	144,256
Western Areas Ltd.	93,968	138,873
		4,737,642
Media 0.2%
APN News & Media Ltd. *	418,133	209,012
APN Outdoor Group Ltd.	63,478	314,548
Nine Entertainment Co. Holdings Ltd.	286,960	252,584
oOh!media Ltd.	28,090	101,749
Southern Cross Media Group Ltd.	328,282	297,280
Ten Network Holdings Ltd. *	124,744	93,534
Village Roadshow Ltd.	39,735	151,127
WPP AUNZ Ltd.	124,904	98,630
		1,518,464
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Mayne Pharma Group Ltd. *	347,892	400,728
Mesoblast Ltd. *(b)	106,098	151,804
Sirtex Medical Ltd.	20,782	474,249
Starpharma Holdings Ltd. *	191,988	99,446
		1,126,227
Real Estate 0.7%
360 Capital Industrial Fund	84,128	162,118
Abacus Property Group	153,821	365,509
Arena REIT	105,172	154,669
Aveo Group	217,228	527,192
BWP Trust	299,577	785,643
Charter Hall Group	172,148	657,235
Charter Hall Retail REIT	171,465	596,245
Cromwell Property Group	704,582	535,956
Folkestone Education Trust	105,172	195,051
Gateway Lifestyle	105,172	218,671
Investa Office Fund	285,872	880,175
New South Resources Ltd. *	146,224	192,796
		5,271,260
Retailing 0.5%
Automotive Holdings Group Ltd.	103,825	293,342
Burson Group Ltd.	100,559	386,833
Greencross Ltd.	40,346	229,445
JB Hi-Fi Ltd.	46,652	788,147
Myer Holdings Ltd.	291,196	236,272
Pacific Brands Ltd.	421,651	348,230
Premier Investments Ltd.	40,338	454,708
RCG Corp., Ltd.	99,981	99,955
Super Retail Group Ltd.	69,640	465,155
The Reject Shop Ltd.	19,140	170,690
Thorn Group Ltd.	91,512	96,461
Webjet Ltd.	27,602	132,175
		3,701,413
Security	Number of Shares	Value ($)
Software & Services 0.4%
Altium Ltd.	59,897	278,145
carsales.com Ltd.	102,629	945,727
IRESS Ltd.	57,106	515,889
iSentia Group Ltd.	81,802	234,675
MYOB Group Ltd.	83,060	208,800
NEXTDC Ltd. *	138,760	347,815
Technology One Ltd.	82,228	326,444
		2,857,495
Telecommunication Services 0.2%
Vocus Communications Ltd.	219,136	1,493,866
Transportation 0.1%
Qube Holdings Ltd.	387,001	661,656
Virgin Australia Holdings Ltd. *	680,652	147,930
Virgin Australia International Holdings Ltd. (a)(e)	424,000	—
		809,586
Utilities 0.0%
Infigen Energy *	194,652	152,297
		36,382,537
Austria 1.1%
Capital Goods 0.1%
Semperit AG Holding	4,928	170,234
Strabag SE	8,408	266,204
Zumtobel Group AG	12,039	173,628
		610,066
Consumer Services 0.1%
DO & Co. AG	3,120	322,882
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	5,066	309,001
Insurance 0.0%
UNIQA Insurance Group AG	41,608	299,459
Materials 0.3%
Lenzing AG	3,455	317,126
Mayr Melnhof Karton AG	3,999	457,876
RHI AG	13,179	259,319
Wienerberger AG	54,942	988,719
		2,023,040
Real Estate 0.4%
BUWOG AG *	26,663	574,358
CA Immobilien Anlagen AG *	37,348	664,827
Conwert Immobilien Invest SE *	31,888	518,290
IMMOFINANZ AG *	409,341	949,676
S IMMO AG *	24,054	231,497
		2,938,648
Technology Hardware & Equipment 0.0%
Kapsch TrafficCom AG	1,827	58,241
Transportation 0.1%
Flughafen Wien AG	1,377	152,145
Oesterreichische Post AG *	14,261	511,129
		663,274

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.1%
EVN AG	12,397	144,220
Verbund AG (b)	25,805	352,485
		496,705
		7,721,316
Belgium 1.5%
Capital Goods 0.0%
Cie d'Entreprises CFE	2,524	239,904
Consumer Durables & Apparel 0.0%
Van de Velde N.V.	3,829	275,025
Diversified Financials 0.2%
Gimv N.V.	6,983	402,218
KBC Ancora	7,098	275,853
Sofina S.A.	6,300	863,008
		1,541,079
Energy 0.1%
Euronav S.A.	57,197	591,282
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	88,585	323,859
Ion Beam Applications	8,713	382,461
		706,320
Household & Personal Products 0.1%
Ontex Group N.V.	29,955	975,245
Materials 0.2%
Bekaert N.V.	13,882	618,165
Nyrstar N.V. *	396,705	304,726
Tessenderlo Chemie N.V. *	9,920	352,672
		1,275,563
Media 0.0%
Kinepolis Group N.V.	5,081	235,958
Real Estate 0.3%
Befimmo S.A.	9,342	620,567
Cofinimmo S.A.	9,099	1,109,176
Warehouses De Pauw SCA	5,760	547,676
		2,277,419
Retailing 0.1%
D'Ieteren S.A. N.V.	14,656	692,850
Semiconductors & Semiconductor Equipment 0.1%
Melexis N.V.	10,075	609,925
Software & Services 0.0%
Econocom Group S.A. N.V.	25,195	300,538
Technology Hardware & Equipment 0.1%
Barco N.V.	4,335	297,857
EVS Broadcast Equipment S.A.	3,944	135,452
		433,309
Telecommunication Services 0.1%
Orange Belgium *	12,728	305,635
Utilities 0.1%
Elia System Operator S.A. N.V.	10,696	540,294
		11,000,346
Security	Number of Shares	Value ($)
Canada 17.0%
Automobiles & Components 0.2%
Linamar Corp.	23,016	964,909
Martinrea International, Inc.	31,047	221,680
		1,186,589
Banks 0.3%
Canadian Western Bank (b)	32,072	632,810
First National Financial Corp.	4,828	110,319
Genworth MI Canada, Inc.	15,768	405,983
Home Capital Group, Inc. (b)	32,351	861,638
Laurentian Bank of Canada	11,548	445,906
		2,456,656
Capital Goods 1.2%
Aecon Group, Inc.	24,631	332,342
ATS Automation Tooling Systems, Inc. *	35,712	292,390
Bombardier, Inc., B Shares *	842,736	1,269,161
CAE, Inc.	115,147	1,442,748
Finning International, Inc.	69,932	1,180,948
MacDonald, Dettwiler & Associates Ltd.	16,764	1,107,775
Russel Metals, Inc.	27,047	479,283
Toromont Industries Ltd.	35,713	1,005,512
WSP Global, Inc.	41,286	1,346,111
		8,456,270
Commercial & Professional Services 1.1%
Progressive Waste Solutions Ltd.	159,992	5,063,580
Ritchie Bros. Auctioneers, Inc.	36,526	1,196,498
Stantec, Inc.	40,605	1,067,507
Transcontinental, Inc., Class A	26,898	401,589
		7,729,174
Consumer Durables & Apparel 0.5%
Dorel Industries, Inc., Class B	14,461	375,426
Gildan Activewear, Inc.	102,820	3,071,002
		3,446,428
Consumer Services 0.1%
Amaya, Inc. *	44,555	663,846
Great Canadian Gaming Corp. *	22,284	301,356
		965,202
Diversified Financials 0.7%
Canaccord Genuity Group, Inc.	44,996	145,159
Element Financial Corp.	164,528	1,934,440
Onex Corp.	39,013	2,374,601
Sprott, Inc.	71,492	138,819
TMX Group Ltd.	21,245	855,257
		5,448,276
Energy 3.1%
Advantage Oil & Gas Ltd. *	75,167	443,038
AltaGas Ltd.	63,938	1,481,508
Athabasca Oil Corp. *	199,149	214,663
Baytex Energy Corp.	72,829	355,766
Birchcliff Energy Ltd. *	53,135	233,159
Bonterra Energy Corp.	14,302	287,221
Canadian Energy Services & Technology Corp.	83,079	227,370
Crew Energy, Inc. *	59,788	251,840
Enerflex Ltd.	39,317	326,715
Enerplus Corp.	83,096	454,198

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ensign Energy Services, Inc.	52,403	287,634
Gibson Energy, Inc.	56,967	668,919
Gran Tierra Energy, Inc. *	125,627	370,706
Kelt Exploration Ltd. *	57,997	208,826
Keyera Corp.	73,317	2,192,616
MEG Energy Corp. *	73,612	341,020
Mullen Group Ltd.	36,876	405,380
NuVista Energy Ltd. *	67,130	343,322
Pacific Exploration & Production Corp. *(a)(e)	135,961	—
Paramount Resources Ltd., A Shares *	23,128	157,534
Parex Resources, Inc. *	61,399	633,188
Parkland Fuel Corp.	42,681	756,649
Pason Systems, Inc.	31,027	426,944
Penn West Petroleum Ltd.	207,996	136,745
Peyto Exploration & Development Corp.	60,782	1,597,497
PrairieSky Royalty Ltd.	81,403	1,579,396
Precision Drilling Corp.	130,925	617,542
Raging River Exploration, Inc. *	92,192	761,160
Secure Energy Services, Inc.	57,881	411,065
Seven Generations Energy Ltd., A Shares *	95,301	1,923,359
ShawCor Ltd.	27,171	653,674
TORC Oil & Gas Ltd.	72,350	451,323
Veresen, Inc. (b)	131,477	1,031,232
Vermilion Energy, Inc.	43,733	1,450,634
Whitecap Resources, Inc.	126,908	983,753
		22,665,596
Food & Staples Retailing 0.3%
Empire Co., Ltd., A Shares	69,582	1,195,251
The Jean Coutu Group PJC, Inc., A Shares	38,230	605,846
The North West Co., Inc.	20,569	469,686
		2,270,783
Food, Beverage & Tobacco 0.2%
Cott Corp.	51,942	751,672
Maple Leaf Foods, Inc.	40,234	905,811
		1,657,483
Health Care Equipment & Services 0.2%
Chartwell Retirement Residences	74,364	842,500
Extendicare, Inc.	40,799	268,542
		1,111,042
Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	48,140	1,567,375
Materials 4.1%
Alacer Gold Corp. *	101,217	229,810
Alamos Gold, Inc., Class A	114,082	731,709
B2Gold Corp. *	393,499	727,978
Canfor Corp. *	37,773	453,357
Cascades, Inc.	28,075	213,122
CCL Industries, Inc., Class B	14,478	2,583,484
Centerra Gold, Inc.	71,148	373,118
China Gold International Resources Corp., Ltd. *	102,024	169,247
Detour Gold Corp. *	77,126	1,527,662
Dominion Diamond Corp.	48,515	510,333
Eldorado Gold Corp.	316,376	1,349,574
Security	Number of Shares	Value ($)
First Majestic Silver Corp. *	66,100	689,247
First Quantum Minerals Ltd.	300,896	1,978,217
HudBay Minerals, Inc.	105,034	407,899
IAMGOLD Corp. *	161,948	528,643
Kinross Gold Corp. *	510,756	2,194,365
Lundin Mining Corp. *	283,000	941,098
Methanex Corp.	39,043	1,287,604
Nevsun Resources Ltd.	91,291	303,582
New Gold, Inc. *	215,362	826,479
Norbord, Inc.	17,692	382,080
NOVAGOLD RESOURCES, Inc. *	100,147	539,742
OceanaGold Corp.	266,885	812,019
Osisko Gold Royalties Ltd.	43,700	514,471
Pan American Silver Corp.	68,027	963,642
Pretium Resources, Inc. *	59,654	435,058
SEMAFO, Inc. *	127,315	488,587
Silver Standard Resources, Inc. *	33,770	305,662
Stella-Jones, Inc.	17,352	654,099
Tahoe Resources, Inc.	112,034	1,341,222
Teck Resources Ltd., Class B	204,556	1,971,907
Torex Gold Resources, Inc. *	327,829	473,662
West Fraser Timber Co., Ltd.	27,444	939,906
Winpak Ltd.	12,206	458,716
Yamana Gold, Inc.	431,458	1,823,991
		30,131,292
Media 0.4%
Aimia, Inc.	78,578	506,993
Cineplex, Inc.	25,838	1,018,627
Cogeco Communications, Inc.	6,726	352,882
Corus Entertainment, Inc., B Shares	42,800	411,608
Quebecor, Inc., Class B	34,169	976,929
		3,267,039
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Concordia Healthcare Corp. (b)	18,239	562,466
ProMetic Life Sciences, Inc. *	239,507	512,667
		1,075,133
Real Estate 1.8%
Allied Properties Real Estate Investment Trust	32,615	904,823
Artis Real Estate Investment Trust	56,930	577,090
Boardwalk Real Estate Investment Trust	16,889	685,708
Canadian Apartment Properties REIT	57,239	1,328,911
Canadian Real Estate Investment Trust	30,759	1,074,131
Colliers International Group, Inc.	15,835	620,520
Cominar Real Estate Investment Trust	78,779	1,026,819
Dream Office Real Estate Investment Trust	45,300	653,822
Dream Unlimited Corp., Class A *	20,670	123,252
First Capital Realty, Inc.	38,114	612,458
FirstService Corp.	13,885	659,062
Granite Real Estate Investment Trust	21,050	630,808
H&R Real Estate Investment Trust	121,544	1,971,687
InnVest Real Estate Investment Trust	43,709	221,870
Morguard Real Estate Investment Trust	14,705	168,060

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Northview Apartment Real Estate Investment Trust	19,959	315,536
Smart Real Estate Investment Trust	49,935	1,316,992
		12,891,549
Retailing 0.5%
AutoCanada, Inc.	10,699	176,422
Dollarama, Inc.	47,173	3,256,419
Hudson's Bay Co.	49,817	564,397
		3,997,238
Software & Services 0.7%
DH Corp.	45,749	1,197,147
Enghouse Systems Ltd.	7,397	338,777
Open Text Corp.	53,752	3,156,661
The Descartes Systems Group, Inc. *	30,366	634,666
		5,327,251
Technology Hardware & Equipment 0.2%
Avigilon Corp. *(b)	16,729	186,588
Celestica, Inc. *	60,637	646,189
Sierra Wireless, Inc. *(b)	13,920	275,825
		1,108,602
Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	18,854	544,822
Transportation 0.2%
TransForce, Inc.	40,466	752,647
Westshore Terminals Investment Corp.	24,477	341,492
		1,094,139
Utilities 0.8%
Algonquin Power & Utilities Corp.	85,708	765,285
Atco Ltd., Class I	35,059	1,156,751
Capital Power Corp.	44,770	660,204
Emera, Inc.	16,274	574,896
Innergex Renewable Energy, Inc.	44,757	495,779
Just Energy Group, Inc.	58,778	366,661
Northland Power, Inc.	44,091	745,917
Superior Plus Corp.	60,782	510,195
TransAlta Corp.	121,033	582,913
		5,858,601
		124,256,540
Denmark 1.4%
Banks 0.2%
Spar Nord Bank A/S	38,121	330,904
Sydbank A/S	31,079	886,543
		1,217,447
Capital Goods 0.3%
FLSmidth & Co. A/S (b)	21,769	784,847
NKT Holding A/S	10,464	575,056
Rockwool International A/S, B Shares	2,590	495,382
Solar A/S, B Shares	2,530	119,841
		1,975,126
Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	15,183	145,428
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.2%
Royal Unibrew A/S	18,143	838,487
Schouw & Co.	5,000	304,561
		1,143,048
Health Care Equipment & Services 0.2%
Ambu A/S, Class B (b)	10,182	415,250
GN Store Nord A/S	66,255	1,354,500
		1,769,750
Insurance 0.2%
Alm Brand A/S	35,095	258,416
Topdanmark A/S *	31,548	867,343
		1,125,759
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ALK-Abello A/S	2,764	513,771
Bavarian Nordic A/S *	8,435	322,541
		836,312
Retailing 0.0%
Matas A/S	14,720	258,854
Software & Services 0.1%
SimCorp A/S	14,174	750,940
Transportation 0.1%
Dfds A/S	14,202	703,963
		9,926,627
Finland 1.6%
Capital Goods 0.5%
Cargotec Oyj, B Shares	18,968	735,052
Cramo Oyj	10,864	234,630
Konecranes Oyj	28,364	784,985
Outotec Oyj *	77,778	303,225
Ramirent Oyj	31,341	228,532
Uponor Oyj	22,608	371,233
Valmet Oyj	60,535	748,036
YIT Oyj	57,041	394,023
		3,799,716
Commercial & Professional Services 0.1%
Caverion Corp.	56,479	387,312
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	50,179	1,495,978
Food, Beverage & Tobacco 0.0%
Raisio Oyj, V Shares	44,286	208,545
Health Care Equipment & Services 0.1%
Oriola-KD Oyj, B Shares	45,831	212,249
Materials 0.5%
Huhtamaki Oyj	45,060	1,884,625
Kemira Oyj	35,391	427,085
Metsa Board Oyj	102,988	575,550
Outokumpu Oyj *	140,028	586,132
		3,473,392
Media 0.0%
Sanoma Oyj	37,620	210,449
Real Estate 0.1%
Citycon Oyj	169,134	404,820
Sponda Oyj	99,329	420,860
		825,680

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 0.1%
Tieto Oyj	32,849	901,429
Transportation 0.0%
Finnair Oyj *	32,348	172,855
		11,687,605
France 3.4%
Automobiles & Components 0.1%
Plastic Omnium S.A.	27,996	934,061
Capital Goods 0.4%
Faiveley Transport S.A.	2,641	265,285
Haulotte Group S.A.	5,252	88,287
Jacquet Metal Service	5,252	76,008
LISI	7,839	217,733
Manitou BF S.A.	4,204	73,758
Mersen	8,808	144,141
Nexans S.A. *	14,531	748,169
Saft Groupe S.A.	14,480	590,793
SPIE S.A.	26,284	526,838
Tarkett S.A.	8,749	294,191
		3,025,203
Commercial & Professional Services 0.3%
Assystem	5,252	140,615
Derichebourg S.A.	31,548	90,612
Elior Group (d)	52,970	1,189,107
Elis S.A.	37,732	718,288
GL Events	4,204	74,881
		2,213,503
Consumer Durables & Apparel 0.1%
Beneteau S.A.	13,350	147,133
Trigano S.A.	4,203	252,946
		400,079
Consumer Services 0.0%
Euro Disney SCA - Reg’d *	56,661	80,109
Diversified Financials 0.2%
Euronext N.V. (d)	31,548	1,325,986
FFP	1,451	109,551
		1,435,537
Energy 0.2%
Bourbon S.A. (b)	12,206	164,419
CGG S.A. *(b)	295,430	230,221
Etablissements Maurel et Prom *	59,843	222,511
Gaztransport Et Technigaz S.A.	7,779	263,999
Vallourec S.A. (b)	128,917	501,448
		1,382,598
Food & Staples Retailing 0.0%
Rallye S.A. (b)	12,202	218,836
Food, Beverage & Tobacco 0.0%
Bonduelle S.C.A.	6,632	171,287
Vilmorin & Cie S.A.	2,395	161,307
		332,594
Health Care Equipment & Services 0.1%
Guerbet	2,010	137,279
Korian S.A.	16,088	524,224
		661,503
Insurance 0.0%
Coface S.A.	33,323	253,854
Security	Number of Shares	Value ($)
Materials 0.1%
Vicat S.A.	9,578	628,460
Media 0.5%
Havas S.A.	81,570	687,597
IPSOS	18,441	579,957
Metropole Television S.A.	32,610	598,819
Technicolor S.A. - Reg'd	152,115	1,010,802
Television Francaise 1 S.A.	41,093	519,226
		3,396,401
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A.	1,819	154,589
DBV Technologies S.A. *	8,951	598,580
Genfit *(b)	8,495	268,249
Virbac S.A. (b)	1,890	326,021
		1,347,439
Real Estate 0.2%
Fonciere de Paris SIIC	953	151,978
Mercialys S.A.	18,618	405,307
Nexity S.A.	16,778	904,767
		1,462,052
Retailing 0.0%
Groupe Fnac S.A. *	5,044	293,115
Software & Services 0.6%
Alten S.A.	10,516	680,758
Altran Technologies S.A.	55,930	830,914
GameLoft SE *	32,282	295,769
Sopra Steria Group	5,545	725,941
UBISOFT Entertainment *	40,531	1,495,766
Worldline S.A. *(d)	14,202	436,050
		4,465,198
Technology Hardware & Equipment 0.1%
Neopost S.A.	14,664	354,246
Parrot S.A. *(b)	8,095	142,025
		496,271
Transportation 0.1%
Air France-KLM *	59,791	481,911
Europcar Groupe S.A. *(d)	28,987	298,722
		780,633
Utilities 0.2%
Albioma S.A.	4,803	76,996
Rubis S.C.A.	16,471	1,249,071
		1,326,067
		25,133,513
Germany 4.5%
Automobiles & Components 0.1%
ElringKlinger AG	12,612	286,422
Leoni AG	14,917	497,526
		783,948
Banks 0.2%
Aareal Bank AG	28,364	1,041,699
comdirect bank AG	9,533	105,383
Deutsche Pfandbriefbank AG (d)	41,727	476,604
		1,623,686

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 1.2%
BayWa AG	8,988	305,180
Deutz AG	48,511	235,353
DMG Mori AG	15,469	711,997
Duerr AG	5,936	461,190
Heidelberger Druckmaschinen AG *	99,000	287,542
Indus Holding AG	6,909	362,344
Kloeckner & Co. SE *	40,305	497,154
Krones AG	6,300	751,143
KUKA AG	11,224	1,324,482
Nordex SE *	27,857	792,351
Norma Group SE	13,747	683,164
Pfeiffer Vacuum Technology AG	4,204	400,102
Rheinmetall AG	18,649	1,281,161
SGL Carbon SE *(b)	28,603	373,669
Vossloh AG *(b)	3,303	212,718
Wacker Neuson SE	11,208	197,079
		8,876,629
Commercial & Professional Services 0.1%
Bertrandt AG	1,853	202,861
Bilfinger SE *	14,189	602,850
		805,711
Consumer Durables & Apparel 0.1%
Gerry Weber International AG	12,100	158,882
Puma SE	1,182	275,015
		433,897
Diversified Financials 0.1%
Deutsche Beteiligungs AG	5,791	181,059
GRENKE AG	3,092	621,484
		802,543
Food, Beverage & Tobacco 0.0%
KWS Saat SE	914	308,204
Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	5,981	231,378
CompuGroup Medical SE	10,516	459,029
Draegerwerk AG & Co., KGaA	1,048	62,406
Rhoen-Klinikum AG	22,234	682,660
		1,435,473
Materials 0.3%
Aurubis AG	20,418	1,067,303
BRAAS Monier Building Group S.A.	9,310	260,508
Salzgitter AG	17,744	566,728
		1,894,539
Media 0.2%
CTS Eventim AG & Co., KGaA	14,808	511,035
Stroeer SE	12,524	681,502
		1,192,537
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Gerresheimer AG	12,732	1,014,001
MorphoSys AG *	11,552	648,157
STADA Arzneimittel AG	27,102	1,443,998
		3,106,156
Real Estate 0.5%
ADO Properties S.A. (d)	9,495	343,218
alstria Office REIT-AG *	40,818	533,700
Deutsche Euroshop AG	22,466	1,029,923
DIC Asset AG	15,223	146,575
Patrizia Immobilien AG *	17,751	493,736
Security	Number of Shares	Value ($)
TAG Immobilien AG	52,734	720,911
TLG Immobilien AG	21,393	467,741
		3,735,804
Retailing 0.1%
Takkt AG	13,461	299,260
zooplus AG *	2,579	376,110
		675,370
Semiconductors & Semiconductor Equipment 0.2%
Dialog Semiconductor plc *	34,007	1,080,097
SMA Solar Technology AG *(b)	5,464	301,220
		1,381,317
Software & Services 0.3%
Bechtle AG	5,748	638,616
Nemetschek SE	8,074	468,834
Software AG	21,614	839,756
XING AG	1,093	219,751
		2,166,957
Technology Hardware & Equipment 0.1%
Jenoptik AG	23,345	372,290
Wincor Nixdorf AG *	13,672	778,673
		1,150,963
Telecommunication Services 0.3%
Drillisch AG (b)	18,703	766,321
Freenet AG	47,316	1,305,011
		2,071,332
Transportation 0.1%
Hamburger Hafen und Logistik AG	10,516	178,824
Sixt SE	5,704	334,453
		513,277
		32,958,343
Hong Kong 2.3%
Automobiles & Components 0.2%
Minth Group Ltd.	262,572	772,355
Nexteer Automotive Group Ltd.	351,902	354,704
		1,127,059
Banks 0.0%
Chong Hing Bank Ltd.	86,296	183,076
Capital Goods 0.1%
China Huarong Energy Co., Ltd. *(b)	525,860	32,155
China Ocean Industry Group Ltd. *	4,847,466	109,203
China Strategic Holdings Ltd. *	5,258,612	140,128
Summit Ascent Holdings Ltd. *	419,744	91,317
The 13 Holdings Ltd. *	449,066	183,253
		556,056
Consumer Durables & Apparel 0.2%
Goodbaby International Holdings Ltd.	420,072	254,158
Man Wah Holdings Ltd.	333,352	466,890
Pacific Textiles Holdings Ltd.	264,790	319,392
Stella International Holdings Ltd.	167,446	411,709
		1,452,149
Consumer Services 0.1%
China LotSynergy Holdings Ltd.	3,411,192	127,346
Dynam Japan Holdings Co., Ltd.	131,680	201,720

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NagaCorp Ltd.	609,530	423,713
Nirvana Asia Ltd. (d)	241,892	67,883
		820,662
Diversified Financials 0.2%
China Financial International Investments Ltd. *(e)	1,731,225	131,489
China LNG Group Ltd.	6,794,270	249,270
China Medical & HealthCare Group Ltd. *	2,103,440	120,496
Emperor Capital Group Ltd.	1,470,105	132,473
Freeman Financial Corp., Ltd. *	6,215,387	360,050
Mason Financial Holdings Ltd. *	3,799,642	156,522
Sun Hung Kai & Co., Ltd.	216,102	130,193
Value Partners Group Ltd.	395,321	393,379
		1,673,872
Energy 0.0%
NewOcean Energy Holdings Ltd.	425,010	150,458
Sino Oil & Gas Holdings Ltd. *	7,072,762	161,155
		311,613
Food, Beverage & Tobacco 0.0%
C.P. Pokphand Co., Ltd.	2,289,945	247,621
Health Care Equipment & Services 0.1%
Town Health International Medical Group Ltd.	1,761,015	328,710
Insurance 0.0%
Convoy Financial Holdings Ltd. *	3,786,204	153,531
Materials 0.2%
China Silver Group Ltd.	780,376	147,674
CST Mining Group Ltd. *	12,080,288	181,947
G-Resources Group Ltd.	11,074,881	222,406
KuangChi Science Ltd. *	720,951	333,183
MMG Ltd. *	642,950	139,049
Superb Summit International Group Ltd. *(a)(e)	1,120,000	—
Yingde Gases Group Co., Ltd.	462,314	155,927
		1,180,186
Media 0.1%
Mei Ah Entertainment Group Ltd. *	1,478,586	102,783
TOM Group Ltd. *	851,328	223,568
		326,351
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
China Animal Healthcare Ltd. *(a)(e)	192,752	—
Lee's Pharmaceutical Holdings Ltd.	135,308	112,522
The United Laboratories International Holdings Ltd. *	267,916	109,675
		222,197
Real Estate 0.4%
Beijing Enterprises Medical & Health Group Ltd. *	2,464,269	171,303
Far East Consortium International Ltd.	480,366	147,792
Fortune Real Estate Investment Trust	616,602	684,218
Gemdale Properties & Investment Corp., Ltd.	2,944,816	149,740
K Wah International Holdings Ltd.	470,614	229,608
Lai Sun Development Co., Ltd.	6,315,878	86,996
Midland Holdings Ltd. *	437,516	108,701
Prosperity REIT	483,784	186,834
Security	Number of Shares	Value ($)
SEA Holdings Ltd.	98,860	300,977
Sunlight Real Estate Investment Trust	554,754	301,367
Yuexiu Real Estate Investment Trust	637,202	348,617
		2,716,153
Retailing 0.2%
China Harmony New Energy Auto Holding Ltd.	345,280	202,684
Chow Sang Sang Holdings International Ltd.	133,280	227,848
Giordano International Ltd.	554,754	262,803
Luk Fook Holdings International Ltd.	144,042	324,496
Parkson Retail Group Ltd.	759,868	71,408
Pou Sheng International Holdings Ltd. *	872,924	244,971
		1,334,210
Semiconductors & Semiconductor Equipment 0.0%
Varitronix International Ltd.	252,373	207,275
Software & Services 0.1%
HC International, Inc. *	284,683	159,050
IGG, Inc.	498,930	237,643
New Sports Group Ltd. *	3,702,064	90,548
		487,241
Technology Hardware & Equipment 0.2%
China Aerospace International Holdings Ltd.	1,005,904	124,311
China Goldjoy Group Ltd.	3,786,204	419,165
China Healthcare Enterprise Group Ltd.	1,156,892	81,910
GCL New Energy Holdings Ltd. *	2,781,547	118,163
Ju Teng International Holdings Ltd.	510,346	220,086
Suncorp Technologies Ltd. *	5,506,292	84,351
TCL Communication Technology Holdings Ltd.	206,782	139,484
Technovator International Ltd.	231,651	122,861
Truly International Holdings Ltd.	763,776	323,478
		1,633,809
Telecommunication Services 0.1%
APT Satellite Holdings Ltd.	160,717	121,446
CITIC Telecom International Holdings Ltd.	634,168	255,524
HKBN Ltd.	317,601	372,462
SmarTone Telecommunications Holdings Ltd.	171,582	281,400
		1,030,832
Transportation 0.0%
SITC International Holdings Co., Ltd.	536,802	308,199
Utilities 0.1%
Canvest Environmental Protection Group Co., Ltd. *	395,796	192,595
CGN Meiya Power Holdings Co., Ltd. *(d)	504,746	72,773
Kong Sun Holdings Ltd. *(a)(e)	1,854,872	69,843
United Photovoltaics Group Ltd. *	1,527,560	119,953
		455,164
		16,755,966

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ireland 0.6%
Banks 0.0%
Permanent TSB Group Holdings plc *	45,894	111,226
Capital Goods 0.3%
Kingspan Group plc	77,356	2,174,874
Food, Beverage & Tobacco 0.1%
C&C Group plc	151,456	696,858
Origin Enterprises plc	53,043	371,012
		1,067,870
Real Estate 0.1%
Green REIT plc	271,234	438,433
Hibernia REIT plc	304,395	440,528
		878,961
Transportation 0.1%
Irish Continental Group plc	66,677	400,832
		4,633,763
Israel 0.3%
Capital Goods 0.0%
Electra Ltd.	851	111,600
Energy 0.0%
Jerusalem Oil Exploration *	5,080	205,530
Food & Staples Retailing 0.1%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,720	204,692
Shufersal Ltd.	17,326	56,151
		260,843
Health Care Equipment & Services 0.0%
Mazor Robotics Ltd. *	13,957	112,175
Insurance 0.0%
Menorah Mivtachim Holdings Ltd. *	23,926	195,715
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Compugen Ltd. *	25,382	175,262
Evogene Ltd. *	8,661	59,467
		234,729
Real Estate 0.1%
Africa Israel Properties Ltd.	8,475	123,884
Airport City Ltd. *	1	7
Reit 1 Ltd.	73,978	226,111
		350,002
Semiconductors & Semiconductor Equipment 0.0%
Nova Measuring Instruments Ltd. *	12,459	147,113
Telecommunication Services 0.1%
B Communications Ltd.	3,560	93,279
Cellcom Israel Ltd. *	24,814	206,587
Partner Communications Co., Ltd. *	42,531	227,408
		527,274
		2,144,981
Italy 3.4%
Automobiles & Components 0.1%
Brembo S.p.A.	13,107	756,562
Piaggio & C S.p.A.	106,474	208,261
		964,823
Security	Number of Shares	Value ($)
Banks 0.5%
Banca Popolare dell'Emilia Romagna SC	206,342	1,044,722
Banca Popolare di Milano Scarl	1,962,454	1,131,675
Banca Popolare di Sondrio Scarl	216,778	710,470
Credito Emiliano S.p.A.	29,260	207,169
Credito Valtellinese Scarl	516,964	322,861
		3,416,897
Capital Goods 0.3%
Astaldi S.p.A. (b)	24,189	118,754
C.I.R. - Compagnie Industriali Riunite S.p.A	165,448	194,499
Danieli & C Officine Meccaniche S.p.A.	5,252	105,301
Danieli & C Officine Meccaniche S.p.A. - RSP	18,484	259,274
Fincantieri S.p.A. *	180,774	75,105
Industria Macchine Automatiche S.p.A.	5,766	366,525
Interpump Group S.p.A.	42,262	673,730
Salini Impregilo S.p.A	92,918	319,633
		2,112,821
Consumer Durables & Apparel 0.4%
Brunello Cucinelli S.p.A.	10,352	204,327
De'Longhi S.p.A.	24,823	666,261
Geox S.p.A.	31,548	108,102
Moncler S.p.A.	58,935	983,484
OVS S.p.A. *(d)	44,901	307,914
Safilo Group S.p.A. *	10,037	77,657
Tod's S.p.A. (b)	7,640	460,133
		2,807,878
Consumer Services 0.1%
Autogrill S.p.A. *	52,053	446,489
Diversified Financials 0.4%
Anima Holding S.p.A. (d)	91,524	561,918
Azimut Holding S.p.A.	45,884	1,009,348
Banca Generali S.p.A.	25,891	678,497
Banca IFIS S.p.A.	7,729	204,697
Cerved Information Solutions S.p.A.	83,032	691,416
		3,145,876
Energy 0.0%
Saras S.p.A.	143,014	250,597
Food & Staples Retailing 0.0%
MARR S.p.A.	12,708	251,537
Health Care Equipment & Services 0.1%
Amplifon S.p.A.	34,755	340,481
DiaSorin S.p.A.	10,688	647,274
		987,755
Insurance 0.2%
Societa Cattolica di Assicurazioni Scarl	65,956	453,035
Unipol Gruppo Finanziario S.p.A.	212,958	787,091
		1,240,126
Materials 0.3%
Buzzi Unicem S.p.A.	31,008	616,521
Buzzi Unicem S.p.A. - RSP	18,146	211,101
Cementir Holding S.p.A.	20,444	105,148
Italcementi S.p.A. *	82,532	962,889

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Italmobiliare S.p.A.	2,795	111,393
Italmobiliare S.p.A. - RSP	7,367	221,435
		2,228,487
Media 0.1%
RAI Way S.p.A. (d)	40,606	192,119
RCS MediaGroup S.p.A. *	198,705	168,561
		360,680
Real Estate 0.1%
Beni Stabili S.p.A.	487,594	360,428
Immobiliare Grande Distribuzione	142,920	128,876
		489,304
Retailing 0.1%
Yoox Net-A-Porter Group S.p.A. *	25,523	716,872
Software & Services 0.0%
Reply S.p.A.	1,754	255,796
Technology Hardware & Equipment 0.1%
Datalogic S.p.A.	8,408	151,541
Ei Towers S.p.A. *	7,809	449,882
Esprinet S.p.A.	11,564	85,481
		686,904
Telecommunication Services 0.1%
Infrastrutture Wireless Italiane S.p.A. (d)	108,925	527,484
Transportation 0.1%
Ansaldo STS S.p.A.	44,425	507,420
ASTM S.p.A.	15,953	208,676
Societa Iniziative Autostradali e Servizi S.p.A.	31,338	306,308
		1,022,404
Utilities 0.4%
A2A S.p.A.	625,131	891,482
ACEA S.p.A.	18,634	272,788
ERG S.p.A.	31,143	379,983
Hera S.p.A.	354,983	1,027,480
Iren S.p.A.	196,054	360,124
		2,931,857
		24,844,587
Japan 18.6%
Automobiles & Components 0.8%
Akebono Brake Industry Co., Ltd. *(b)	57,538	140,077
Daido Metal Co., Ltd.	17,952	163,973
Daikyonishikawa Corp.	22,919	331,267
Eagle Industry Co., Ltd.	10,762	137,503
FCC Co., Ltd.	14,302	271,971
HI-LEX Corp.	10,122	251,076
Keihin Corp.	26,194	430,564
Kinugawa Rubber Industrial Co., Ltd.	18,924	132,411
KYB Corp.	84,128	295,079
Mitsuba Corp.	16,424	258,270
Musashi Seimitsu Industry Co., Ltd.	12,950	276,503
Nippon Seiki Co., Ltd.	19,722	384,642
Nissin Kogyo Co., Ltd.	17,919	245,426
Pacific Industrial Co., Ltd.	22,536	229,414
Piolax, Inc.	3,952	203,471
Press Kogyo Co., Ltd.	42,464	160,812
Sanden Holdings Corp.	48,578	166,446
Showa Corp.	25,034	183,514
Security	Number of Shares	Value ($)
Sumitomo Riko Co., Ltd.	15,768	130,375
Tachi-S Co., Ltd.	12,612	207,196
Topre Corp.	17,952	402,566
TPR Co., Ltd.	15,762	401,209
Unipres Corp.	16,221	315,776
Yorozu Corp.	7,530	119,022
		5,838,563
Banks 1.1%
Ashikaga Holdings Co., Ltd.	99,424	316,457
Bank of the Ryukyus Ltd.	26,294	291,141
FIDEA Holdings Co., Ltd.	124,123	172,354
Jimoto Holdings, Inc.	93,584	131,636
Kansai Urban Banking Corp.	22,984	215,530
The Aichi Bank Ltd.	5,242	242,946
The Akita Bank Ltd.	78,190	229,131
The Aomori Bank Ltd.	104,456	301,392
The Bank of Iwate Ltd.	7,710	297,194
The Bank of Nagoya Ltd.	83,040	273,293
The Bank of Okinawa Ltd.	8,572	301,436
The Chiba Kogyo Bank Ltd.	31,602	127,656
The Ehime Bank Ltd.	26,284	56,405
The Eighteenth Bank Ltd.	73,148	184,676
The Fukui Bank Ltd.	139,984	281,470
The Hokkoku Bank Ltd.	87,284	250,271
The Hokuetsu Bank Ltd.	42,064	73,580
The Kiyo Bank Ltd.	42,744	551,138
The Minato Bank Ltd.	83,362	127,781
The Miyazaki Bank Ltd.	81,052	215,593
The Nanto Bank Ltd.	113,912	348,191
The Ogaki Kyoritsu Bank Ltd.	142,272	416,919
The Oita Bank Ltd.	86,394	254,730
The Shikoku Bank Ltd.	51,532	100,829
The Tochigi Bank Ltd.	52,752	199,298
The Toho Bank Ltd.	106,150	349,351
The Towa Bank Ltd.	257,004	213,195
The Yamagata Bank Ltd.	75,600	292,434
The Yamanashi Chuo Bank Ltd.	71,982	257,021
Tokyo TY Financial Group, Inc.	12,584	314,756
TOMONY Holdings, Inc.	94,742	299,846
Tsukuba Bank Ltd.	46,266	130,156
		7,817,806
Capital Goods 4.3%
Advan Co., Ltd.	9,980	107,714
Aica Kogyo Co., Ltd.	31,636	711,136
Aichi Corp.	11,431	87,507
Aida Engineering Ltd.	28,714	287,904
Asahi Diamond Industrial Co., Ltd.	27,464	223,367
Bunka Shutter Co., Ltd.	23,945	193,235
Central Glass Co., Ltd.	104,978	517,767
Chiyoda Integre Co., Ltd.	8,164	155,985
Chudenko Corp.	17,854	349,820
CKD Corp.	24,733	216,543
Daifuku Co., Ltd.	51,000	883,378
Daihen Corp.	48,576	227,320
Daiho Corp.	44,252	201,100
Denyo Co., Ltd.	7,193	78,023
Fuji Machine Manufacturing Co., Ltd.	44,740	435,278
Fujitec Co., Ltd.	36,666	351,105
Fukuda Corp.	16,112	175,786
Fukushima Industries Corp.	6,496	171,618
Furukawa Co., Ltd.	157,696	250,255

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Futaba Corp.	19,962	363,404
Giken Ltd.	7,836	132,973
Hanwa Co., Ltd.	104,288	545,395
Hazama Ando Corp.	88,242	496,488
Hibiya Engineering Ltd.	11,282	171,715
Hitachi Koki Co., Ltd.	24,832	165,241
Hitachi Zosen Corp.	69,240	359,607
Hosokawa Micron Corp.	20,688	113,788
Inaba Denki Sangyo Co., Ltd.	12,104	412,543
Inabata & Co., Ltd.	24,832	250,100
Iseki & Co., Ltd.	107,996	266,813
Iwatani Corp.	93,209	531,158
Jamco Corp.	3,780	75,426
Juki Corp.	12,833	134,573
Kamei Corp.	8,832	75,176
Kanamoto Co., Ltd.	11,884	271,637
Kanematsu Corp.	178,350	286,248
Katakura Industries Co., Ltd.	19,560	225,926
Kato Works Co., Ltd.	21,524	85,199
Kitz Corp.	49,828	227,338
Komori Corp.	27,464	332,822
Kumagai Gumi Co., Ltd.	158,472	442,959
Kuroda Electric Co., Ltd.	18,508	315,907
Kyowa Exeo Corp.	49,236	594,890
Kyudenko Corp.	16,383	483,786
Maeda Corp.	57,538	434,239
Makino Milling Machine Co., Ltd.	39,586	251,283
Meidensha Corp.	94,748	382,734
METAWATER Co., Ltd.	5,252	139,274
Mie Kotsu Group Holdings, Inc.	26,284	99,775
Mirait Holdings Corp.	36,018	367,309
Miura Co., Ltd.	34,744	732,755
Morita Holdings Corp.	17,952	240,374
Nachi-Fujikoshi Corp.	86,116	304,382
Namura Shipbuilding Co., Ltd.	25,384	162,047
Nichias Corp.	46,625	367,013
Nichiha Corp.	12,612	174,672
Nihon Trim Co., Ltd.	1,784	106,167
Nippon Carbon Co., Ltd.	47,316	105,379
Nippon Densetsu Kogyo Co., Ltd.	14,932	255,812
Nippon Sheet Glass Co., Ltd. *	425,648	356,929
Nippon Steel & Sumikin Bussan Corp.	59,418	210,016
Nishimatsu Construction Co., Ltd.	126,994	532,458
Nishio Rent All Co., Ltd.	7,112	160,959
Nissin Electric Co., Ltd.	21,032	253,928
Nitta Corp.	8,960	218,940
Nitto Boseki Co., Ltd.	74,630	236,867
Nitto Kogyo Corp.	14,275	208,774
Noritz Corp.	20,528	400,361
Obara Group, Inc.	5,730	211,830
Oiles Corp.	19,908	335,674
Okabe Co., Ltd.	24,086	177,868
Okumura Corp.	109,652	603,108
Penta-Ocean Construction Co., Ltd.	136,318	695,694
Raito Kogyo Co., Ltd.	21,912	239,065
Ryobi Ltd.	58,561	251,342
Sanki Engineering Co., Ltd.	27,884	230,051
Sankyo Tateyama, Inc.	15,242	212,884
Shima Seiki Manufacturing Ltd.	20,036	409,735
Shinmaywa Industries Ltd.	41,356	293,096
SHO-BOND Holdings Co., Ltd.	10,955	512,659
Security	Number of Shares	Value ($)
Sintokogio Ltd.	32,355	262,271
Sodick Co., Ltd.	22,122	193,484
Star Micronics Co., Ltd.	22,288	254,220
Sumitomo Mitsui Construction Co., Ltd.	339,172	302,764
Taihei Dengyo Kaisha Ltd.	13,672	140,412
Taikisha Ltd.	17,010	400,768
Takara Standard Co., Ltd.	39,586	362,647
Takasago Thermal Engineering Co., Ltd.	36,616	470,473
Takeuchi Manufacturing Co., Ltd.	14,318	248,391
Takuma Co., Ltd.	36,824	334,024
Teikoku Sen-I Co., Ltd.	11,072	136,672
Tekken Corp.	56,932	163,242
The Nippon Road Co., Ltd.	25,174	105,549
Toa Corp.	90,132	137,346
TOKAI Holdings Corp.	54,728	338,519
Tokyu Construction Co., Ltd.	41,776	367,642
Toshiba Machine Co., Ltd.	60,652	201,253
Toshiba Plant Systems & Services Corp.	17,952	255,590
Totetsu Kogyo Co., Ltd.	14,992	401,616
Toyo Engineering Corp. *	71,982	231,059
Trusco Nakayama Corp.	8,978	413,666
Tsubakimoto Chain Co.	71,296	525,857
Tsugami Corp.	34,490	144,609
Tsukishima Kikai Co., Ltd.	21,032	192,864
Union Tool Co.	5,252	142,541
Wakita & Co., Ltd.	17,952	118,326
YAMABIKO Corp.	19,949	157,210
Yamazen Corp.	42,872	359,505
Yokogawa Bridge Holdings Corp.	12,532	123,958
Yushin Precision Equipment Co., Ltd.	3,780	59,339
		31,407,223
Commercial & Professional Services 0.8%
Aeon Delight Co., Ltd.	8,860	256,042
Benefit One, Inc.	8,393	226,881
Daiseki Co., Ltd.	22,734	433,751
Duskin Co., Ltd.	27,158	466,979
Itoki Corp.	19,328	114,847
Kokuyo Co., Ltd.	44,448	580,323
Meitec Corp.	15,420	547,809
Mitsubishi Pencil Co., Ltd.	10,909	566,574
Nippon Parking Development Co., Ltd.	93,584	110,541
Nissha Printing Co., Ltd. (b)	17,496	389,817
Nomura Co., Ltd.	18,908	284,715
Okamura Corp.	35,036	354,451
Pilot Corp.	16,564	727,349
Relia, Inc.	17,952	181,454
Sato Holdings Corp.	11,068	238,515
TechnoPro Holdings, Inc.	16,597	502,826
		5,982,874
Consumer Durables & Apparel 1.0%
Alpine Electronics, Inc.	20,210	230,883
Chofu Seisakusho Co., Ltd.	8,960	214,093
Clarion Co., Ltd.	19,972	57,806
Descente Ltd.	24,328	303,154
Foster Electric Co., Ltd.	12,332	235,954
Fujibo Holdings, Inc.	71,982	162,910
Fujitsu General Ltd.	23,372	434,965

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Goldwin, Inc.	4,064	183,037
Gunze Ltd.	113,280	330,938
JVC Kenwood Corp.	71,410	173,205
Kurabo Industries Ltd.	100,930	186,562
Mars Engineering Corp.	8,488	162,022
Mizuno Corp.	59,664	288,892
Onward Holdings Co., Ltd.	54,688	376,241
Pioneer Corp. *	133,342	290,959
Sangetsu Co., Ltd.	34,116	634,301
Sanyo Shokai Ltd.	33,644	74,626
Seiko Holdings Corp.	60,328	231,727
Seiren Co., Ltd.	27,464	299,144
Starts Corp., Inc.	12,000	257,951
Tamron Co., Ltd.	9,716	142,098
The Japan Wool Textile Co., Ltd.	28,714	198,322
Token Corp.	3,545	276,811
Tomy Co., Ltd.	31,844	238,604
TSI Holdings Co., Ltd.	55,593	322,315
Tsutsumi Jewelry Co., Ltd.	7,112	146,145
Unitika Ltd. *	160,908	95,757
Yondoshi Holdings, Inc.	8,230	187,968
Yonex Co., Ltd.	3,680	172,544
Zojirushi Corp.	18,412	314,600
		7,224,534
Consumer Services 1.0%
Accordia Golf Co., Ltd.	44,478	415,483
Atom Corp.	35,240	217,341
CHIMNEY Co., Ltd.	5,736	157,487
Colowide Co., Ltd.	28,888	507,406
Create Restaurants Holdings, Inc.	18,793	172,671
Doutor Nichires Holdings Co., Ltd.	19,397	324,260
Fuji Kyuko Co., Ltd.	35,776	449,680
Fujita Kanko, Inc.	37,144	181,525
Hiday Hidaka Corp.	3,044	73,311
Ichibanya Co., Ltd.	7,288	232,299
Kisoji Co., Ltd.	15,956	326,587
Kura Corp.	2,732	128,588
Kyoritsu Maintenance Co., Ltd.	5,744	438,679
Matsuya Foods Co., Ltd.	8,862	222,459
MOS Food Services, Inc.	13,074	353,654
Ohsho Food Service Corp.	5,310	179,067
Plenus Co., Ltd.	10,762	186,798
Round One Corp.	16,616	111,917
Royal Holdings Co., Ltd.	12,532	240,233
Saizeriya Co., Ltd.	11,492	209,105
St Marc Holdings Co., Ltd.	6,988	206,354
Tokyo Dome Corp.	97,234	416,448
Tokyotokeiba Co., Ltd.	65,579	133,044
Toridoll corp.	7,148	182,269
Tosho Co., Ltd.	4,280	165,365
Yoshinoya Holdings Co., Ltd. (b)	31,001	403,079
Zensho Holdings Co., Ltd.	47,180	629,605
		7,264,714
Diversified Financials 0.5%
Financial Products Group Co., Ltd.	29,460	326,994
Fuyo General Lease Co., Ltd.	9,850	420,094
IBJ Leasing Co., Ltd.	18,496	339,384
Ichiyoshi Securities Co., Ltd.	18,472	150,401
J Trust Co., Ltd.	40,284	337,440
Jaccs Co., Ltd.	55,768	261,479
Japan Securities Finance Co., Ltd.	57,538	244,876
Security	Number of Shares	Value ($)
kabu.com Securities Co., Ltd.	97,140	328,457
Kyokuto Securities Co., Ltd.	13,184	154,302
Marusan Securities Co., Ltd.	27,154	247,289
Mito Securities Co., Ltd.	34,166	86,566
Monex Group, Inc.	94,314	247,467
Ricoh Leasing Co., Ltd.	5,520	151,557
		3,296,306
Energy 0.2%
Itochu Enex Co., Ltd.	24,410	203,811
Modec, Inc.	10,864	176,128
Nippon Gas Co., Ltd.	21,363	477,901
San-Ai Oil Co., Ltd.	32,070	220,056
Shinko Plantech Co., Ltd.	24,338	191,359
Toyo Kanetsu KK	32,596	58,488
		1,327,743
Food & Staples Retailing 0.8%
Ain Holdings, Inc.	11,480	737,005
Arcs Co., Ltd.	25,356	611,809
Axial Retailing, Inc.	8,488	301,161
Belc Co., Ltd.	4,304	168,233
Cocokara fine, Inc.	9,470	502,084
Create SD Holdings Co., Ltd.	8,952	218,018
Heiwado Co., Ltd.	14,302	304,081
Kato Sangyo Co., Ltd.	8,960	221,203
Kusuri No Aoki Co., Ltd.	6,774	414,728
Life Corp.	8,158	244,950
San-A Co., Ltd.	8,372	391,783
Toho Co., Ltd.	3,860	87,116
United Super Markets Holdings, Inc.	35,627	352,399
Valor Holdings Co., Ltd.	17,196	465,930
Yaoko Co., Ltd.	9,616	431,790
Yokohama Reito Co., Ltd.	34,554	328,700
		5,780,990
Food, Beverage & Tobacco 1.1%
Ariake Japan Co., Ltd.	7,488	442,238
Dydo Drinco, Inc.	4,204	215,308
Fuji Oil Holdings, Inc.	22,080	383,844
Fujicco Co., Ltd.	10,317	255,634
Hokuto Corp.	9,586	175,894
Itoham Yonekyu Holdings, Inc. *	53,316	471,602
Kameda Seika Co., Ltd.	7,112	328,971
Key Coffee, Inc.	11,936	200,718
Kotobuki Spirits Co., Ltd.	9,456	244,447
Marudai Food Co., Ltd.	53,998	240,521
Maruha Nichiro Corp.	20,456	476,240
Megmilk Snow Brand Co., Ltd.	25,398	800,379
Morinaga & Co., Ltd.	90,044	460,348
Morinaga Milk Industry Co., Ltd.	106,916	649,758
Nippon Flour Mills Co., Ltd.	43,126	330,916
Nippon Suisan Kaisha Ltd.	121,876	694,519
Prima Meat Packers Ltd.	62,632	171,115
Rock Field Co., Ltd.	11,482	178,279
Sakata Seed Corp.	16,480	391,549
Showa Sangyo Co., Ltd.	53,998	237,600
The Nisshin Oillio Group Ltd.	53,998	241,982
Warabeya Nichiyo Co., Ltd.	7,360	141,154
		7,733,016
Health Care Equipment & Services 0.6%
A/S One Corp.	5,614	215,894
BML, Inc.	5,310	248,012

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Eiken Chemical Co., Ltd.	6,770	129,900
Hogy Medical Co., Ltd.	5,004	310,424
Jeol Ltd.	36,063	180,144
Mani, Inc.	10,554	172,149
Nagaileben Co., Ltd.	17,710	398,896
Nichii Gakkan Co. (b)	24,832	164,569
Nikkiso Co., Ltd.	38,506	284,355
Paramount Bed Holdings Co., Ltd.	9,178	368,262
Ship Healthcare Holdings, Inc.	17,952	512,313
Toho Holdings Co., Ltd.	28,632	702,988
Tokai Corp.	6,592	194,958
Tsukui Corp.	12,936	177,410
Vital KSK Holdings, Inc.	17,472	161,164
		4,221,438
Household & Personal Products 0.3%
Artnature, Inc.	10,762	92,186
Ci:z Holdings Co., Ltd.	10,580	220,749
Earth Chemical Co., Ltd.	4,958	221,290
euglena Co., Ltd. *	27,049	409,253
Fancl Corp.	20,204	265,245
Mandom Corp.	8,722	400,297
Milbon Co., Ltd.	5,862	260,316
Noevir Holdings Co., Ltd.	7,112	202,962
		2,072,298
Insurance 0.0%
Anicom Holdings, Inc. (b)	10,516	267,202
Materials 1.8%
ADEKA Corp.	57,174	782,563
Aichi Steel Corp.	62,952	290,054
Asahi Holdings, Inc.	18,490	260,249
Chugoku Marine Paints Ltd.	37,940	274,360
Dai Nippon Toryo Co., Ltd.	57,390	108,151
Daiken Corp.	31,548	85,907
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	40,422	170,209
Daio Paper Corp. (b)	32,494	343,091
Fuji Seal International, Inc.	8,750	340,438
Fujimi, Inc.	12,584	203,559
Fujimori Kogyo Co., Ltd.	5,730	122,345
Godo Steel Ltd.	55,072	88,389
Hokuetsu Kishu Paper Co., Ltd.	69,866	484,441
Ihara Chemical Industry Co., Ltd.	17,020	209,019
Ishihara Sangyo Kaisha Ltd. *	198,752	137,991
Kanto Denka Kogyo Co., Ltd.	16,816	139,192
Konishi Co., Ltd.	6,300	80,436
Kumiai Chemical Industry Co., Ltd.	22,726	186,677
Kureha Corp.	66,640	248,161
Kyoei Steel Ltd.	12,018	181,833
Neturen Co., Ltd.	8,620	65,366
Nihon Nohyaku Co., Ltd.	27,844	129,548
Nihon Parkerizing Co., Ltd.	51,796	529,612
Nippon Light Metal Holdings Co., Ltd.	267,504	528,230
Nippon Soda Co., Ltd.	59,418	280,736
NOF Corp.	63,026	548,398
Okamoto Industries, Inc.	31,064	301,103
OSAKA Titanium Technologies Co., Ltd.	9,054	113,313
Pacific Metals Co., Ltd. *(b)	57,538	176,912
Riken Technos Corp.	27,716	109,709
Sakata INX Corp.	22,648	265,474
Sanyo Chemical Industries Ltd.	36,284	292,811
Security	Number of Shares	Value ($)
Sanyo Special Steel Co., Ltd.	84,498	382,471
Sekisui Plastics Co., Ltd.	22,975	75,820
Shikoku Chemicals Corp.	8,408	67,852
Shin-Etsu Polymer Co., Ltd.	25,904	156,258
Stella Chemifa Corp.	2,832	75,789
Sumitomo Bakelite Co., Ltd.	85,276	412,905
Sumitomo Seika Chemicals Co., Ltd.	16,182	83,460
Taiyo Holdings Co., Ltd.	10,007	340,169
Takasago International Corp.	7,828	188,668
Toagosei Co., Ltd.	52,087	502,060
Toho Titanium Co., Ltd.	15,288	99,664
Toho Zinc Co., Ltd.	53,998	172,844
Tokai Carbon Co., Ltd.	105,763	302,303
Tokushu Tokai Paper Co., Ltd.	17,876	59,477
Tokuyama Corp. *	139,632	368,894
Tokyo Ohka Kogyo Co., Ltd.	16,392	428,183
Tokyo Rope Manufacturing Co., Ltd.	66,640	97,342
Tokyo Steel Manufacturing Co., Ltd.	46,930	281,398
Topy Industries Ltd.	92,042	180,922
Toyo Ink SC Holdings Co., Ltd.	81,624	349,591
UACJ Corp.	115,620	281,479
Yodogawa Steel Works Ltd.	12,498	303,928
		13,289,754
Media 0.2%
Asatsu-DK, Inc.	13,096	327,444
Avex Group Holdings, Inc.	15,032	187,316
Kadokawa Dwango *	22,464	259,064
Next Co., Ltd.	23,617	244,464
Toei Co., Ltd.	28,714	257,612
Tv Tokyo Holdings Corp.	8,610	179,490
Zenrin Co., Ltd.	7,672	179,858
		1,635,248
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
ASKA Pharmaceutical Co., Ltd.	9,870	144,528
EPS Holdings, Inc.	15,768	205,017
JCR Pharmaceuticals Co., Ltd.	6,040	166,378
Nichi-iko Pharmaceutical Co., Ltd.	19,064	420,971
Seikagaku Corp.	16,176	235,847
Torii Pharmaceutical Co., Ltd.	6,300	152,579
Towa Pharmaceutical Co., Ltd.	3,810	205,092
ZERIA Pharmaceutical Co., Ltd.	19,412	260,274
		1,790,686
Real Estate 0.5%
Daibiru Corp.	28,714	267,968
Heiwa Real Estate Co., Ltd.	21,898	269,122
Keihanshin Building Co., Ltd.	39,890	211,490
Kenedix, Inc.	120,158	473,460
Leopalace21 Corp.	118,612	747,575
Open House Co., Ltd.	8,306	221,983
Relo Holdings, Inc.	4,270	584,451
Takara Leben Co., Ltd.	43,935	304,639
TOC Co., Ltd.	35,556	298,157
Unizo Holdings Co., Ltd.	6,860	331,541
		3,710,386
Retailing 0.8%
Adastria Co., Ltd.	12,656	417,663
AOKI Holdings, Inc.	19,992	213,250
Arata Corp.	5,712	125,154
Arcland Sakamoto Co., Ltd.	18,893	204,594
Belluna Co., Ltd.	37,916	209,230

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Chiyoda Co., Ltd.	14,302	340,060
DCM Holdings Co., Ltd.	46,266	337,906
Doshisha Co., Ltd.	10,576	221,237
EDION Corp. (b)	37,958	288,523
Fuji Co., Ltd.	10,198	237,789
Geo Holdings Corp.	14,166	194,917
Gulliver International Co., Ltd.	25,226	254,978
Jin Co., Ltd. (b)	5,432	186,854
Joshin Denki Co., Ltd.	8,408	71,416
Joyful Honda Co., Ltd.	6,300	143,263
Kohnan Shoji Co., Ltd.	6,200	107,503
Matsuya Co., Ltd. (b)	21,481	171,995
Nishimatsuya Chain Co., Ltd.	25,904	288,225
Pal Co., Ltd.	5,654	140,910
PALTAC Corp.	19,428	388,543
Sanyo Electric Railway Co., Ltd.	21,032	95,199
T-Gaia Corp.	8,096	116,215
United Arrows Ltd.	13,374	399,152
VT Holdings Co., Ltd.	30,500	144,105
Xebio Holdings Co., Ltd.	13,972	204,846
Yellow Hat Ltd.	10,994	239,399
		5,742,926
Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	52,228	155,876
Shindengen Electric Manufacturing Co., Ltd.	34,166	131,852
Shinko Electric Industries Co., Ltd.	12,824	73,657
Tokyo Seimitsu Co., Ltd.	21,818	506,768
Ulvac, Inc.	23,320	780,102
		1,648,255
Software & Services 0.7%
Broadleaf Co., Ltd.	12,400	122,094
Dip Corp.	8,710	237,570
DTS Corp.	8,388	179,475
F@N Communications, Inc.	14,722	105,001
Fuji Soft, Inc.	10,420	242,120
GMO internet, Inc.	28,586	338,686
GMO Payment Gateway, Inc.	6,834	429,494
Gurunavi, Inc.	14,302	369,333
Ines Corp.	12,793	131,500
Information Services International-Dentsu Ltd.	2,096	37,174
Internet Initiative Japan, Inc.	13,472	290,564
Istyle, Inc.	10,516	88,467
Koei Tecmo Holdings Co., Ltd.	21,552	383,799
Marvelous, Inc. (b)	13,782	121,535
MTI Ltd.	10,192	63,134
NEC Networks & System Integration Corp.	10,762	190,097
NET One Systems Co., Ltd.	49,302	281,396
Nihon Unisys Ltd.	25,512	305,256
NSD Co., Ltd.	16,439	254,949
SMS Co., Ltd.	10,748	228,712
TKC Corp.	7,824	206,985
Transcosmos, Inc.	11,190	324,384
		4,931,725
Technology Hardware & Equipment 1.1%
Ai Holdings Corp.	15,510	371,999
Amano Corp.	35,767	603,400
Anritsu Corp.	62,394	354,431
Canon Electronics, Inc.	16,454	243,312
Security	Number of Shares	Value ($)
CMK Corp. *	15,768	63,979
CONEXIO Corp.	5,040	63,077
Daiwabo Holdings Co., Ltd.	75,600	156,783
Denki Kogyo Co., Ltd.	35,936	164,605
Dexerials Corp. *	19,236	163,039
Eizo Corp.	8,572	242,308
Elecom Co., Ltd.	8,408	149,957
Enplas Corp.	4,480	131,082
ESPEC Corp.	5,252	70,087
Hioki EE Corp.	2,520	56,010
Hitachi Kokusai Electric, Inc.	23,372	304,096
Hitachi Maxell Ltd.	17,952	256,723
Horiba Ltd.	16,702	713,832
Hosiden Corp.	29,344	202,409
Japan Digital Laboratory Co., Ltd.	8,960	112,944
Koa Corp.	17,952	132,570
Macnica Fuji Electronics Holdings, Inc.	10,516	114,258
Mitsumi Electric Co., Ltd. *	40,366	190,356
Nichicon Corp.	37,274	261,814
Nippon Chemi-Con Corp.	74,763	101,118
Nippon Signal Co., Ltd.	31,416	277,038
Nohmi Bosai Ltd.	10,762	135,271
Oki Electric Industry Co., Ltd.	365,859	537,713
Optex Co., Ltd.	6,300	198,251
Riso Kagaku Corp.	13,992	222,802
Ryosan Co., Ltd.	13,564	330,707
Siix Corp.	7,237	248,292
SMK Corp.	35,936	147,755
Tamura Corp.	35,936	107,252
Toshiba TEC Corp. *	42,064	154,367
Toyo Corp.	24,832	243,383
UKC Holdings Corp.	6,300	108,441
Wacom Co., Ltd.	61,116	225,937
		8,161,398
Transportation 0.5%
Hamakyorex Co., Ltd.	9,240	179,043
Iino Kaiun Kaisha Ltd.	61,414	227,593
Japan Transcity Corp.	42,930	134,320
Kintetsu World Express, Inc.	14,182	180,815
Konoike Transport Co., Ltd.	14,190	164,668
Maruzen Showa Unyu Co., Ltd.	55,768	204,658
Mitsui-Soko Holdings Co., Ltd.	43,126	116,657
Nippon Holdings Co., Ltd.	26,818	549,394
Nissin Corp.	66,640	214,512
Sakai Moving Service Co., Ltd.	3,992	110,684
Sankyu, Inc.	127,636	683,610
Senko Co., Ltd.	35,936	213,856
The Sumitomo Warehouse Co., Ltd.	57,538	299,350
Trancom Co., Ltd.	3,540	205,560
		3,484,720
Utilities 0.1%
Saibu Gas Co., Ltd.	131,400	298,569
Shizuoka Gas Co., Ltd.	27,884	189,572
The Okinawa Electric Power Co., Inc.	15,906	309,644
		797,785
		135,427,590

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Netherlands 2.2%
Capital Goods 0.6%
Aalberts Industries N.V.	45,084	1,591,517
Arcadis N.V.	29,440	490,956
IMCD Group N.V.	20,530	851,692
Koninklijke BAM Groep N.V.	92,526	435,400
TKH Group N.V.	19,920	773,386
		4,142,951
Commercial & Professional Services 0.1%
Brunel International N.V.	8,468	166,198
USG People N.V. *	29,946	582,404
		748,602
Consumer Durables & Apparel 0.1%
Accell Group	10,516	220,968
TomTom N.V. *	51,532	457,682
		678,650
Diversified Financials 0.1%
BinckBank N.V.	36,160	221,765
Flow Traders (d)	12,612	434,197
		655,962
Energy 0.2%
Fugro N.V. CVA *	26,695	475,937
SBM Offshore N.V.	87,648	1,036,237
		1,512,174
Food, Beverage & Tobacco 0.1%
Refresco Group N.V. (d)	24,502	400,970
Wessanen	27,881	292,879
		693,849
Insurance 0.1%
Delta Lloyd N.V.	167,476	843,839
Materials 0.2%
APERAM S.A.	20,532	818,747
Corbion N.V.	29,345	730,137
		1,548,884
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Galapagos N.V. *	15,218	877,228
Real Estate 0.4%
Eurocommercial Properties N.V.	20,558	967,628
NSI N.V.	61,779	272,832
Vastned Retail N.V.	8,073	357,064
Wereldhave N.V.	17,448	888,939
		2,486,463
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	21,032	849,455
Transportation 0.1%
PostNL N.V. *	192,083	846,364
		15,884,421
New Zealand 0.9%
Energy 0.1%
Z Energy Ltd.	147,458	835,014
Food, Beverage & Tobacco 0.0%
a2 Milk Co., Ltd. *	308,674	329,957
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
Ebos Group Ltd.	35,387	399,816
Metlifecare Ltd.	58,678	238,191
Summerset Group Holdings Ltd.	75,605	245,523
		883,530
Insurance 0.0%
TOWER Ltd.	105,408	109,823
Materials 0.1%
Nuplex Industries Ltd.	94,681	342,702
Real Estate 0.2%
Argosy Property Ltd.	425,648	345,567
Goodman Property Trust	631,032	576,348
Precinct Properties New Zealand Ltd.	304,382	269,768
Vital Healthcare Property Trust	71,403	108,934
		1,300,617
Retailing 0.1%
Kathmandu Holdings Ltd.	70,791	76,151
Trade Me Group Ltd.	170,213	564,272
		640,423
Telecommunication Services 0.1%
Chorus Ltd.	190,195	514,706
Transportation 0.1%
Freightways Ltd.	91,291	407,635
Mainfreight Ltd.	34,704	406,422
		814,057
Utilities 0.1%
Genesis Energy Ltd.	255,362	366,262
Infratil Ltd.	210,344	480,291
		846,553
		6,617,382
Norway 1.6%
Banks 0.1%
SpareBank 1 SMN	52,811	312,579
SpareBank 1 SR-Bank A.S.A.	52,053	255,810
		568,389
Capital Goods 0.1%
Kongsberg Gruppen A.S.A.	21,624	333,546
Veidekke A.S.A.	33,105	423,553
		757,099
Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	63,096	701,641
Diversified Financials 0.0%
Aker A.S.A., A Shares	10,009	213,628
Energy 0.5%
Aker Solutions A.S.A. *	63,580	221,990
BW LPG Ltd. (d)	38,577	193,689
Det Norske Oljeselskap A.S.A. *	49,715	464,565
DNO A.S.A. *(b)	290,208	303,805
Hoegh LNG Holdings Ltd.	20,797	230,645
Ocean Yield A.S.A.	17,899	113,967
Petroleum Geo-Services A.S.A. *(b)	100,571	289,093
Seadrill Ltd. *(b)	157,752	524,573
Subsea 7 S.A. *	120,940	1,074,457
TGS Nopec Geophysical Co. A.S.A.	45,550	685,716
		4,102,500

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.3%
Austevoll Seafood A.S.A.	32,957	278,807
Bakkafrost P/F	14,205	550,831
Leroy Seafood Group A.S.A.	9,256	472,587
Salmar A.S.A.	23,607	708,508
		2,010,733
Insurance 0.1%
Storebrand A.S.A. *	189,961	829,063
Real Estate 0.1%
Entra A.S.A. (d)	25,215	238,940
Norwegian Property A.S.A.	140,136	154,996
		393,936
Retailing 0.1%
XXL A.S.A. (d)	43,731	528,130
Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. *(b)	77,449	381,172
REC Silicon A.S.A. *	898,482	202,083
		583,255
Software & Services 0.1%
Atea A.S.A. *	41,278	370,177
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *(b)	4,880	199,561
Wilh Wilhelmsen A.S.A.	31,548	158,058
		357,619
		11,416,170
Portugal 0.4%
Banks 0.0%
Banco BPI S.A. - Reg'd *	149,383	193,740
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	452,804	466,278
Materials 0.1%
Altri, SGPS, S.A.	35,730	136,234
Semapa-Sociedade de Investimento e Gestao	18,137	223,717
The Navigator Co. S.A.	94,751	306,951
		666,902
Media 0.1%
NOS, SGPS S.A.	108,675	807,679
Transportation 0.1%
CTT-Correios de Portugal S.A.	59,691	537,123
Utilities 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A.	31,345	92,541
		2,764,263
Republic of Korea 5.1%
Automobiles & Components 0.2%
Halla Holdings Corp.	3,194	182,506
Kumho Tire Co., Inc. *	66,000	467,394
Nexen Tire Corp.	16,130	186,094
S&T Motiv Co., Ltd.	4,000	240,980
SL Corp.	6,000	78,537
Ssangyong Motor Co. *	23,000	136,827
Sungwoo Hitech Co., Ltd.	18,057	120,451
		1,412,789
Security	Number of Shares	Value ($)
Banks 0.0%
JB Financial Group Co., Ltd.	56,294	261,679
Capital Goods 0.3%
Byucksan Corp.	20,000	132,069
Dawonsys Co., Ltd.	6,000	154,304
Hanjin Heavy Industries & Construction Co., Ltd. *	27,262	88,754
Hyundai Elevator Co., Ltd. *	4,611	236,005
Hyundai Rotem Co., Ltd. *	8,000	117,134
iMarketKorea, Inc.	10,000	109,498
IS Dongseo Co., Ltd.	3,300	134,985
Kolon Corp.	1,517	74,972
Korea Electric Terminal Co., Ltd.	3,100	241,903
Kumho Industrial Co., Ltd. *	11,075	86,979
LG International Corp.	10,000	322,202
LS Industrial Systems Co., Ltd.	6,471	276,910
S&T Dynamics Co., Ltd.	7,620	63,297
		2,039,012
Consumer Durables & Apparel 0.3%
Codes Combine Co., Ltd. *	9,628	479,865
Cuckoo Electronics Co., Ltd.	682	102,432
Fila Korea Ltd.	3,900	300,075
Handsome Co., Ltd.	6,000	205,404
Hansae Co., Ltd.	7,000	248,448
HLB, Inc. *	17,188	295,649
Hyundai Livart Furniture Co., Ltd.	4,000	89,444
LF Corp.	6,858	138,104
Youngone Corp.	14,400	506,863
Youngone Holdings Co., Ltd.	2,300	119,458
		2,485,742
Consumer Services 0.1%
Daekyo Co., Ltd.	12,000	94,244
Emerson Pacific, Inc. *	4,996	163,906
Grand Korea Leisure Co., Ltd.	7,871	186,241
Hana Tour Service, Inc.	4,000	313,476
Modetour Network, Inc.	6,000	150,780
		908,647
Diversified Financials 0.2%
Daishin Securities Co., Ltd.	17,563	155,470
Hankook Tire Worldwide Co., Ltd.	10,435	204,445
KIWOOM Securities Co., Ltd.	5,000	307,937
Meritz Financial Group, Inc.	12,000	121,329
Meritz Securities Co., Ltd.	126,000	336,726
NICE Holdings Co., Ltd.	8,972	169,759
NICE Information Service Co., Ltd.	12,514	79,171
SK Securities Co., Ltd. *	100,000	90,200
Yuanta Securities Korea Co., Ltd. *	41,845	115,690
		1,580,727
Energy 0.0%
Hankook Shell Oil Co., Ltd.	450	171,421
SK Gas Ltd.	2,222	160,339
		331,760
Food & Staples Retailing 0.1%
CJ Freshway Corp.	2,500	116,421
Hyundai Greenfood Co., Ltd.	22,000	350,730
		467,151
Food, Beverage & Tobacco 0.3%
Binggrae Co., Ltd.	2,060	121,858
Crown Confectionery Co., Ltd.	3,590	141,726

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Daesang Corp.	8,535	208,040
Dongwon F&B Co., Ltd.	560	133,445
Dongwon Industries Co., Ltd.	700	185,895
Lotte Food Co., Ltd.	400	306,763
Maeil Dairy Industry Co., Ltd.	4,000	150,864
Muhak Co., Ltd.	7,847	196,208
Namyang Dairy Products Co., Ltd.	297	179,925
Samlip General Foods Co., Ltd.	1,110	188,136
Samyang Corp.	1,891	167,394
Samyang Holdings Corp.	2,710	334,259
		2,314,513
Health Care Equipment & Services 0.2%
Chabiotech Co., Ltd. *	13,147	178,706
DIO Corp. *	4,446	176,452
i-SENS, Inc. *	5,000	158,374
InBody Co., Ltd.	4,659	180,997
Lutronic Corp.	3,147	117,240
Medipost Co., Ltd. *	3,401	244,559
Osstem Implant Co., Ltd. *	4,810	300,272
		1,356,600
Household & Personal Products 0.2%
Coreana Cosmetics Co., Ltd.	17,331	108,337
Cosmax BTI, Inc.	1,981	97,238
Cosmax, Inc.	2,816	368,599
COSON Co., Ltd. *	5,895	94,227
Korea Kolmar Co., Ltd.	6,364	491,264
Korea Kolmar Holdings Co., Ltd.	2,654	122,033
Leader Cosmetics Co., Ltd. *	6,565	145,424
		1,427,122
Insurance 0.2%
Hanwha General Insurance Co., Ltd.	32,016	224,311
KB Insurance Co., Ltd.	18,300	485,216
Korean Reinsurance Co.	43,000	461,822
Meritz Fire & Marine Insurance Co., Ltd.	26,092	347,003
Tongyang Life Insurance	15,897	142,723
		1,661,075
Materials 0.6%
AK Holdings, Inc.	2,276	137,118
Dongkuk Steel Mill Co., Ltd. *	34,179	240,039
Foosung Co., Ltd. *	28,999	153,292
Hanil Cement Co., Ltd.	1,791	132,995
Hansol Chemical Co., Ltd.	3,371	219,491
Hansol Holdings Co., Ltd. *	15,000	93,892
Hansol Paper Co., Ltd.	5,915	121,347
Huchems Fine Chemical Corp.	10,000	169,072
KISWIRE Ltd.	3,917	129,822
Kolon Industries, Inc.	7,000	406,444
Korea PetroChemical Ind Co., Ltd.	1,160	219,970
Lock & Lock Co., Ltd.	12,300	153,776
Poongsan Corp.	7,750	194,108
Seah Besteel Corp.	5,000	106,981
SK Chemicals Co., Ltd.	7,750	507,216
SK Materials Co., Ltd.	2,229	221,067
Soulbrain Co., Ltd.	4,228	173,831
Ssangyong Cement Industrial Co., Ltd. *	20,662	317,263
Taekwang Industrial Co., Ltd.	223	173,078
Security	Number of Shares	Value ($)
Tongyang, Inc.	92,189	269,961
Young Poong Corp.	220	174,442
		4,315,205
Media 0.3%
CJ CGV Co., Ltd.	5,460	522,269
CJ E&M Corp.	8,200	518,090
CJ Hellovision Co., Ltd.	12,500	138,446
Innocean Worldwide, Inc.	6,000	447,055
KT Skylife Co., Ltd.	6,000	77,278
Loen Entertainment, Inc. *	2,494	160,714
SM Entertainment Co. *	6,550	221,209
Woongjin Thinkbig Co., Ltd. *	11,018	110,476
YG Entertainment, Inc.	4,256	162,841
		2,358,378
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Amicogen, Inc.	3,131	181,008
Binex Co., Ltd. *	9,655	158,783
Bukwang Pharmaceutical Co., Ltd.	9,119	245,612
Cell Biotech Co., Ltd.	2,800	148,951
Chong Kun Dang Pharmaceutical Corp.	2,380	228,654
Chongkundang Holdings Corp.	1,200	91,828
Dae Hwa Pharmaceutical Co., Ltd.	4,372	156,824
Daewoong Co., Ltd.	1,579	81,083
Daewoong Pharmaceutical Co., Ltd.	1,946	163,282
Dong-A Socio Holdings Co., Ltd.	1,200	193,321
Dong-A ST Co., Ltd.	1,700	191,139
Genexine Co., Ltd. *	4,466	228,584
Green Cross Corp.	2,200	336,885
Green Cross Holdings Corp.	14,000	409,381
Hanall Biopharma Co., Ltd. *	15,044	219,008
Humedix Co., Ltd.	2,230	91,311
Huons Global Co., Ltd. (a)(e)	3,536	240,026
Ilyang Pharmaceutical Co., Ltd. *	5,031	202,202
iNtRON Biotechnology, Inc. *	5,500	277,354
JW Holdings Corp.	12,859	151,054
JW Pharmaceutical Corp.	4,650	206,398
Kolon Life Science, Inc.	1,700	229,082
Komipharm International Co., Ltd. *	13,500	424,211
Kwang Dong Pharmaceutical Co., Ltd.	12,500	112,225
LG Life Sciences Ltd. *	6,100	357,770
Medy-Tox, Inc.	1,900	699,866
Naturalendo Tech Co., Ltd. *	5,386	87,673
Peptron, Inc. *	1,872	78,301
Pharmicell Co., Ltd. *	18,684	105,507
Seegene, Inc. *	6,000	179,476
ViroMed Co., Ltd. *	5,500	712,074
		7,188,873
Real Estate 0.0%
Korea Real Estate Investment & Trust Co., Ltd.	63,994	195,988
Retailing 0.2%
CJ O Shopping Co., Ltd.	1,206	195,300
GS Home Shopping, Inc.	1,222	189,175
Hyundai Home Shopping Network Corp.	2,269	256,067
Interpark Holdings Corp.	17,914	111,981
LOTTE Himart Co., Ltd.	5,500	239,050

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NS Shopping Co., Ltd. *	751	112,480
Seobu T&D *	7,384	146,837
		1,250,890
Semiconductors & Semiconductor Equipment 0.3%
Dongbu HiTek Co., Ltd. *	13,653	229,688
Eo Technics Co., Ltd.	3,490	287,856
GemVax & Kael Co., Ltd. *	12,326	180,991
Hansol Technics Co., Ltd. *	6,471	113,750
Jusung Engineering Co., Ltd. *	12,271	85,253
Koh Young Technology, Inc.	6,428	234,349
LEENO Industrial, Inc.	3,922	139,695
Seoul Semiconductor Co., Ltd.	14,380	174,351
Silicon Works Co., Ltd.	3,914	122,990
Wonik Holdings Co., Ltd. *	9,980	62,469
WONIK IPS Co., Ltd. *	10,501	195,605
		1,826,997
Software & Services 0.3%
Ahnlab, Inc.	2,877	147,737
Com2uSCorp *	4,479	491,194
Daou Technology, Inc.	11,600	240,409
DuzonBizon Co., Ltd.	10,321	210,438
Gamevil, Inc. *	2,324	183,494
GOLFZON Co., Ltd.	2,000	116,463
Hancom, Inc.	8,000	134,922
Posco ICT Co., Ltd. *	22,300	112,828
Webzen, Inc. *	8,000	147,005
WeMade Entertainment Co., Ltd. *	3,862	86,197
		1,870,687
Technology Hardware & Equipment 0.2%
Daeduck Electronics Co.	20,000	120,155
Green Cross Cell Corp. *	3,000	99,933
Humax Co., Ltd.	8,338	88,151
KH Vatec Co., Ltd.	6,981	74,684
KONA I Co., Ltd.	5,368	79,272
LG Innotek Co., Ltd.	8,000	583,319
Partron Co., Ltd.	15,000	135,300
SFA Engineering Corp.	4,581	218,710
		1,399,524
Transportation 0.1%
Asiana Airlines, Inc. *	38,700	144,987
Hanjin Kal Corp.	14,947	223,867
Hanjin Transportation Co., Ltd.	4,586	136,410
Pan Ocean Co., Ltd. *	92,531	288,043
		793,307
Utilities 0.0%
Samchully Co., Ltd.	1,000	88,941
		37,535,607
Singapore 1.6%
Capital Goods 0.1%
Sarine Technologies Ltd.	125,598	153,719
United Engineers Ltd.	194,500	330,583
		484,302
Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(a)(e)	884,000	—
Consumer Services 0.1%
Accordia Golf Trust	345,280	160,508
Genting Hong Kong Ltd.	853,802	268,947
Security	Number of Shares	Value ($)
GL Ltd.	344,338	220,096
OUE Ltd.	116,274	130,906
		780,457
Diversified Financials 0.0%
ARA Asset Management Ltd.	180,088	183,129
Energy 0.0%
Ezion Holdings Ltd. *	587,834	234,835
Food, Beverage & Tobacco 0.1%
First Resources Ltd.	233,476	273,879
Super Group Ltd.	210,344	134,449
		408,328
Health Care Equipment & Services 0.1%
Raffles Medical Group Ltd.	383,091	443,821
Religare Health Trust	288,194	212,469
		656,290
Materials 0.0%
Midas Holdings Ltd.	576,388	113,038
Media 0.0%
Asian Pay Television Trust	626,846	264,079
Real Estate 1.1%
Ascendas Hospitality Trust	420,688	203,201
Ascendas India Trust	288,194	199,909
Ascott Residence Trust	343,002	285,264
Cache Logistics Trust	379,377	238,359
Cambridge Industrial Trust	554,754	215,575
CapitaLand Retail China Trust	216,620	236,012
CDL Hospitality Trusts	308,026	310,991
Croesus Retail Trust	262,924	153,734
Far East Hospitality Trust	383,658	169,988
First Real Estate Investment Trust	216,620	198,250
Frasers Centrepoint Trust	261,686	383,952
Frasers Commercial Trust	261,118	243,717
Keppel DC REIT	230,176	180,563
Keppel REIT	775,736	583,176
Lippo Malls Indonesia Retail Trust	864,660	213,535
Mapletree Commercial Trust	618,024	644,173
Mapletree Greater China Commercial Trust	826,844	588,565
Mapletree Industrial Trust	516,116	603,557
Mapletree Logistics Trust	610,732	432,514
OUE Hospitality Trust	419,275	202,519
Parkway Life Real Estate Investment Trust	184,048	328,860
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	288,194	126,644
Soilbuild Business Space REIT	371,534	190,254
SPH REIT	315,939	215,713
Starhill Global REIT	612,252	344,649
Yoma Strategic Holdings Ltd. *	525,860	198,618
		7,692,292
Software & Services 0.0%
Silverlake Axis Ltd.	335,037	121,677
Utilities 0.1%
China Everbright Water Ltd.	192,668	95,162
Keppel Infrastructure Trust	1,146,104	424,560
SIIC Environment Holdings Ltd. *	397,864	196,512
		716,234
		11,654,661

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Spain 2.2%
Automobiles & Components 0.0%
Cie Automotive S.A.	17,468	324,752
Banks 0.0%
Liberbank S.A. *	139,421	146,519
Capital Goods 0.2%
Construcciones y Auxiliar de Ferrocarriles S.A.	1,022	331,993
Fomento de Construcciones y Contratas S.A. *	83,252	701,590
Obrascon Huarte Lain S.A. (b)	61,613	360,032
Sacyr S.A.	112,363	228,536
		1,622,151
Commercial & Professional Services 0.1%
Applus Services S.A.	43,321	370,384
Prosegur Cia de Seguridad S.A.	91,949	556,851
		927,235
Consumer Services 0.1%
Melia Hotels International S.A.	31,593	385,825
NH Hotel Group S.A. *	88,900	452,283
		838,108
Diversified Financials 0.1%
Bolsas y Mercados Espanoles SHMSF S.A. (b)	31,589	1,004,354
Energy 0.1%
Tecnicas Reunidas S.A. (b)	13,427	422,494
Food, Beverage & Tobacco 0.3%
Ebro Foods S.A.	41,530	973,904
Viscofan S.A.	22,721	1,270,272
		2,244,176
Insurance 0.1%
Grupo Catalana Occidente S.A.	19,337	603,830
Materials 0.1%
Ence Energia y Celulosa S.A.	81,340	228,190
Papeles y Cartones de Europa S.A.	18,767	111,774
Vidrala S.A.	6,531	399,885
		739,849
Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A.	33,135	432,322
Promotora de Informaciones S.A., Class A *	22,991	163,550
		595,872
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	30,901	488,487
Faes Farma S.A.	121,675	420,587
Pharma Mar S.A. *	80,939	224,813
		1,133,887
Real Estate 0.4%
Axiare Patrimonio SOCIMI S.A.	24,529	357,994
Hispania Activos Inmobiliarios S.A. *(b)	32,142	426,880
Inmobiliaria Colonial S.A. *	816,292	644,294
Merlin Properties Socimi S.A.	136,049	1,498,511
		2,927,679
Security	Number of Shares	Value ($)
Software & Services 0.1%
Indra Sistemas S.A. *(b)	51,089	582,967
Telecommunication Services 0.2%
Cellnex Telecom SAU (d)	59,017	952,659
Euskaltel S.A. *(d)	39,270	395,642
Let's GOWEX S.A. *(a)(e)	5,361	—
		1,348,301
Transportation 0.1%
Cia de Distribucion Integral Logista Holdings S.A.	16,668	376,494
		15,838,668
Sweden 4.6%
Banks 0.0%
Collector AB *	10,659	160,142
Capital Goods 0.8%
Concentric AB	16,739	212,413
Haldex AB	15,245	140,072
Indutrade AB	42,036	841,399
Lindab International AB	35,806	303,268
NCC AB, B Shares	39,534	1,453,433
Nibe Industrier AB, B Shares	90,328	830,478
Peab AB	83,550	688,144
Saab AB, Class B	15,540	515,876
Sweco AB, B Shares	29,205	478,986
		5,464,069
Commercial & Professional Services 0.3%
AF AB, B Shares	24,273	409,720
Intrum Justitia AB	16,528	577,562
Loomis AB, B Shares	30,519	805,242
		1,792,524
Consumer Durables & Apparel 0.2%
JM AB	21,285	600,335
Nobia AB	24,924	259,884
Thule Group AB (d)	42,700	654,308
		1,514,527
Consumer Services 0.2%
Betsson AB *	53,205	700,631
Betsson AB, Redemption Shares *	53,205	28,599
Pandox AB	16,816	273,380
Rezidor Hotel Group AB	55,756	229,612
SkiStar AB	6,707	101,971
		1,334,193
Diversified Financials 0.3%
Avanza Bank Holding AB	14,858	606,540
Bure Equity AB	18,442	174,413
Investment AB Oresund	20,948	317,233
L E Lundbergfortagen AB, B Shares	11,050	636,682
Nordnet AB, B Shares	23,120	74,453
Ratos AB, B Shares	89,930	486,402
		2,295,723
Food & Staples Retailing 0.3%
Axfood AB	48,146	885,311
ICA Gruppen AB	44,594	1,567,924
		2,453,235
Food, Beverage & Tobacco 0.1%
AAK AB	11,866	888,538

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
Elekta AB, B Shares (b)	150,139	1,181,772
Lifco AB, B Shares	19,003	566,456
		1,748,228
Materials 0.4%
BillerudKorsnas AB	72,978	1,115,649
Hexpol AB	110,960	1,117,138
Holmen AB, B Shares	16,202	553,563
SSAB AB, A Shares *(b)	91,217	236,744
SSAB AB, B Shares *(b)	86,099	186,355
		3,209,449
Media 0.1%
Modern Times Group MTG AB, B Shares	26,076	737,648
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Swedish Orphan Biovitrum AB *	65,958	881,204
Real Estate 1.0%
Atrium Ljungberg AB, B Shares	13,916	230,066
Castellum AB (b)	73,085	994,794
Fabege AB	58,158	941,306
Fastighets AB Balder, B Shares *	42,504	1,097,042
Hemfosa Fastigheter AB	37,880	392,257
Hufvudstaden AB, A Shares	63,524	981,767
Kungsleden AB	74,871	528,823
Wallenstam AB, B Shares	111,070	944,060
Wihlborgs Fastigheter AB	37,782	767,106
		6,877,221
Retailing 0.1%
Bilia AB, A Shares	16,944	399,601
Clas Ohlson AB, B Shares	7,164	141,938
Mekonomen AB	9,582	219,096
		760,635
Software & Services 0.1%
NetEnt AB *	79,098	899,567
Technology Hardware & Equipment 0.2%
Fingerprint Cards AB, Class B *(b)	112,665	1,501,166
Telecommunication Services 0.1%
Com Hem Holding AB	52,108	450,387
Transportation 0.1%
SAS AB *(b)	142,353	388,549
		33,357,005
Switzerland 3.3%
Automobiles & Components 0.1%
Autoneum Holding AG	2,245	544,653
Banks 0.2%
St. Galler Kantonalbank AG - Reg'd	852	348,572
Valiant Holding AG - Reg'd	7,464	798,052
		1,146,624
Capital Goods 1.0%
AFG Arbonia-Forster Holding AG - Reg'd *	16,055	245,460
Belimo Holding AG - Reg'd	164	481,674
Bucher Industries AG - Reg'd	2,832	653,166
Burckhardt Compression Holding AG	1,358	496,854
Conzzeta AG - Reg'd	329	206,494
Daetwyler Holding AG	2,529	389,194
Security	Number of Shares	Value ($)
Georg Fischer AG - Reg'd	1,762	1,406,303
Huber & Suhner AG - Reg'd	6,300	316,838
Implenia AG - Reg'd	5,629	386,703
OC Oerlikon Corp. AG - Reg'd *	86,229	767,579
Rieter Holding AG - Reg'd *	1,996	417,590
Schweiter Technologies AG	412	397,206
SFS Group AG *	7,456	533,589
Zehnder Group AG - Reg'd *	4,537	193,947
		6,892,597
Commercial & Professional Services 0.2%
dorma+kaba Holding AG, B Shares - Reg'd	1,419	932,013
Gategroup Holding AG *	11,641	597,154
		1,529,167
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	617	762,717
Diversified Financials 0.3%
Cembra Money Bank AG *	12,516	843,464
EFG International AG *	30,695	174,130
Leonteq AG *(b)	4,000	241,802
Swissquote Group Holding S.A. Reg'd *	2,571	62,323
Vontobel Holding AG - Reg'd	7,320	325,431
VZ Holding AG	1,041	331,922
		1,979,072
Food, Beverage & Tobacco 0.1%
Bell AG - Reg’d	466	181,160
Emmi AG - Reg'd *	936	554,991
		736,151
Health Care Equipment & Services 0.0%
Ypsomed Holding AG - Reg’d *	1,134	201,889
Materials 0.0%
Schmolz + Bickenbach AG - Reg'd *	230,936	157,953
Vetropack Holding AG	76	111,760
		269,713
Media 0.0%
APG SGA S.A.	252	98,853
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Basilea Pharmaceutica - Reg'd *	1,695	134,260
COSMO Pharmaceuticals N.V. *	2,084	364,731
Siegfried Holding AG - Reg'd *	783	148,457
Tecan Group AG - Reg'd	5,819	860,383
		1,507,831
Real Estate 0.2%
Allreal Holding AG - Reg'd *	4,779	654,697
Mobimo Holding AG - Reg'd *	3,218	729,569
		1,384,266
Retailing 0.0%
Valora Holding AG - Reg'd	1,148	300,799
Semiconductors & Semiconductor Equipment 0.2%
ams AG	24,240	666,831
Meyer Burger Technology AG *(b)	38,618	146,051
U-Blox AG *	2,255	459,075
		1,271,957
Software & Services 0.1%
Temenos Group AG - Reg'd *	18,414	1,022,383

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.2%
Ascom Holding AG - Reg'd	16,791	274,445
Kudelski S.A. *	15,708	312,833
Logitech International S.A. - Reg'd	64,478	992,269
		1,579,547
Telecommunication Services 0.1%
Sunrise Communications Group AG *(d)	13,604	816,897
Transportation 0.3%
Flughafen Zuerich AG - Reg’d	6,806	1,193,206
Panalpina Welttransport Holding AG - Reg'd	6,038	723,321
		1,916,527
Utilities 0.0%
BKW AG	6,743	286,215
		24,247,858
United Kingdom 16.2%
Banks 0.3%
Aldermore Group plc *	74,640	234,768
BGEO Group plc	13,632	498,812
OneSavings Bank plc	34,512	166,570
Shawbrook Group plc *(d)	47,386	203,463
The Paragon Group of Cos. plc	114,941	517,281
Virgin Money Holdings UK plc	93,080	499,507
		2,120,401
Capital Goods 2.0%
Balfour Beatty plc *	284,442	1,025,905
Bodycote plc	82,395	730,949
Carillion plc	186,605	753,157
Chemring Group plc	116,437	233,874
Diploma plc	42,544	461,944
Fenner plc	87,156	181,403
Galliford Try plc	34,161	689,635
Grafton Group plc	105,263	1,132,224
Interserve plc	63,952	311,081
John Laing Group plc (d)	139,419	452,521
Keller Group plc	30,366	421,646
Kier Group plc	32,866	590,780
Morgan Advanced Materials plc	149,165	541,906
Polypipe Group plc	76,597	354,863
QinetiQ Group plc	286,868	1,026,722
Rotork plc	399,946	1,145,033
Senior plc	184,038	582,612
SIG plc	244,611	477,794
Speedy Hire plc	223,873	127,895
Spirax-Sarco Engineering plc	33,771	1,695,803
Ultra Electronics Holdings plc	32,172	811,501
Vesuvius plc	125,105	627,848
		14,377,096
Commercial & Professional Services 1.2%
Berendsen plc	73,612	1,294,279
Cape plc	43,600	133,265
De La Rue plc	46,725	380,846
Hays plc	599,032	1,186,644
HomeServe plc	118,670	846,348
Michael Page International plc	143,087	826,805
Mitie Group plc	162,103	664,646
Regus plc	289,428	1,329,926
Security	Number of Shares	Value ($)
RPS Group plc	108,190	293,289
Serco Group plc *	498,286	774,573
Shanks Group plc (a)(e)	213,091	249,674
WS Atkins plc	42,064	822,853
		8,803,148
Consumer Durables & Apparel 0.4%
Bovis Homes Group plc	65,226	958,858
Crest Nicholson Holdings plc	100,918	863,691
Redrow plc	86,978	532,718
Ted Baker plc	10,492	372,004
		2,727,271
Consumer Services 1.5%
888 Holdings plc	57,640	195,266
AA plc	250,656	1,050,710
Dignity plc	23,461	867,688
Domino's Pizza Group plc	63,476	974,708
Enterprise Inns plc *	230,021	329,774
Greene King plc	132,020	1,714,024
GVC Holdings plc	121,400	1,063,720
J.D. Wetherspoon plc	37,771	412,318
Ladbrokes plc	434,109	856,783
Marston's plc	256,831	570,819
Mitchells & Butlers plc	109,960	464,616
SSP Group plc	207,082	955,463
The Restaurant Group plc	85,499	455,713
Thomas Cook Group plc *	645,384	717,668
		10,629,270
Diversified Financials 1.4%
Allied Minds plc *	48,034	231,134
Brewin Dolphin Holdings plc	110,667	415,576
Close Brothers Group plc	62,566	1,218,447
IG Group Holdings plc	149,175	1,735,908
Intermediate Capital Group plc	133,155	1,293,663
International Personal Finance plc	114,774	464,409
Jupiter Fund Management plc	164,780	1,060,561
Kennedy Wilson Europe Real Estate plc	51,640	815,508
Man Group plc	755,862	1,451,107
SVG Capital plc *	92,402	722,890
Tullett Prebon plc	119,343	583,645
		9,992,848
Energy 0.6%
Amec Foster Wheeler plc	178,784	1,136,642
Cairn Energy plc *	264,352	749,906
Hunting plc	63,196	284,913
Lamprell plc *	115,227	127,042
Nostrum Oil & Gas plc	31,548	149,119
Ophir Energy plc *	368,075	383,853
Soco International plc	97,767	170,760
Stobart Group Ltd.	149,649	279,347
Tullow Oil plc *	399,644	1,340,777
		4,622,359
Food & Staples Retailing 0.1%
Greggs plc	43,628	715,651
Food, Beverage & Tobacco 0.4%
Britvic plc	109,983	1,081,342
Dairy Crest Group plc	56,536	452,996
Devro plc	85,951	313,693

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Greencore Group plc	169,371	849,753
Premier Foods plc *	273,703	169,309
		2,867,093
Health Care Equipment & Services 0.6%
Mediclinic International plc	169,265	2,134,755
NMC Health plc	27,943	467,717
Spire Healthcare Group plc (d)	119,891	611,802
UDG Healthcare plc	104,221	898,026
		4,112,300
Household & Personal Products 0.1%
PZ Cussons plc	123,801	631,034
Insurance 0.8%
Beazley plc	239,083	1,270,495
Chesnara plc	49,663	224,082
esure Group plc	112,657	466,009
Hiscox Ltd.	124,590	1,783,486
JRP Group plc	151,633	315,604
Lancashire Holdings Ltd.	93,545	774,040
Phoenix Group Holdings	97,451	1,248,192
		6,081,908
Materials 1.1%
Acacia Mining plc	62,889	279,639
Centamin plc	495,619	695,044
Elementis plc	218,588	670,352
Essentra plc	117,918	1,424,526
Evraz plc *	207,166	334,699
Hochschild Mining plc *	108,545	213,283
KAZ Minerals plc *(b)	122,173	256,776
Lonmin plc *	202,223	543,049
Petra Diamonds Ltd.	221,712	374,334
RPC Group plc	128,924	1,511,512
Synthomer plc	117,213	618,779
Vedanta Resources plc (b)	48,215	264,216
Victrex plc	38,272	803,822
		7,990,031
Media 0.4%
Cineworld Group plc	84,321	691,579
Entertainment One Ltd.	190,638	513,604
ITE Group plc	133,848	274,203
UBM plc	191,703	1,643,450
		3,122,836
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
BTG plc *	166,616	1,646,640
Dechra Pharmaceuticals plc	45,567	780,619
Genus plc	27,761	612,153
Indivior plc	276,329	691,377
Vectura Group plc *	183,105	438,142
		4,168,931
Real Estate 1.6%
Assura plc	683,998	558,509
Big Yellow Group plc	69,429	842,790
Countrywide plc	73,875	397,843
Daejan Holdings plc	1,398	123,715
Foxtons Group plc	119,462	284,289
Grainger plc	223,440	794,180
Great Portland Estates plc	140,096	1,531,362
Hansteen Holdings plc	281,755	429,369
Helical Bar plc	51,908	298,431
Londonmetric Property plc	311,484	745,786
Security	Number of Shares	Value ($)
Redefine International plc	429,817	283,396
Safestore Holdings plc	83,882	426,583
Savills plc	65,212	737,973
Schroder Real Estate Investment Trust Ltd.	205,708	177,399
Shaftesbury plc	121,091	1,617,957
ST Modwen Properties plc	60,409	287,076
The Unite Group plc	104,434	997,904
Tritax Big Box REIT plc	327,714	655,858
Workspace Group plc	48,333	610,275
		11,800,695
Retailing 1.0%
AO World plc *	70,715	174,974
Card Factory plc	93,416	504,574
Debenhams plc	536,250	577,189
Dunelm Group plc	45,567	633,051
Halfords Group plc	86,991	555,335
Home Retail Group plc	387,428	932,129
JD Sports Fashion plc	25,390	485,591
Lookers plc	123,093	268,205
Mothercare plc *	60,804	123,900
N Brown Group plc	67,175	243,455
Ocado Group plc *(b)	179,770	707,777
Pets at Home Group plc	151,314	583,630
Poundland Group plc	86,760	219,094
SuperGroup plc	17,256	350,119
WH Smith plc	48,819	1,244,192
		7,603,215
Semiconductors & Semiconductor Equipment 0.0%
Imagination Technologies Group plc *	104,039	267,272
Software & Services 0.6%
AVEVA Group plc	27,022	634,795
Computacenter plc	26,710	329,866
Fidessa Group plc	16,857	580,507
Moneysupermarket.com Group plc	254,743	1,226,164
Playtech plc	86,789	1,073,100
Sophos Group plc (d)	105,172	321,464
Zoopla Property Group plc (d)	97,934	463,265
		4,629,161
Technology Hardware & Equipment 0.6%
Electrocomponents plc	208,815	862,554
Laird plc	116,777	600,840
Oxford Instruments plc	25,212	236,139
Premier Farnell plc	159,015	270,214
Renishaw plc	16,052	457,461
Spectris plc	48,848	1,193,029
Spirent Communications plc	297,357	344,079
Xaar plc	35,046	247,396
		4,211,712
Telecommunication Services 0.0%
KCOM Group plc	228,978	362,439
Transportation 0.7%
BBA Aviation plc	449,293	1,324,895
Firstgroup plc *	511,128	804,207
Go-Ahead Group plc	18,225	680,404
National Express Group plc	190,700	941,497
Northgate plc	57,364	329,298

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Stagecoach Group plc	197,946	743,901
Wizz Air Holdings plc *(d)	17,749	499,881
		5,324,083
Utilities 0.2%
Drax Group plc (b)	172,962	777,896
Telecom Plus plc (b)	24,966	375,008
		1,152,904
		118,313,658
Total Common Stock
(Cost $691,557,583)		720,503,407

Preferred Stock 0.2% of net assets
Germany 0.2%
Capital Goods 0.1%
Jungheinrich AG	7,360	701,611
Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA	3,048	204,304
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	8,612	153,397
Transportation 0.1%
Sixt SE	7,497	329,626
		1,388,938
Sweden 0.0%
Real Estate 0.0%
Klovern AB	8,972	314,059
Total Preferred Stock
(Cost $1,642,812)		1,702,997

Rights 0.1% of net assets
Germany 0.0%
Capital Goods 0.0%
Vossloh AG *	3,303	7,163
Republic of Korea 0.0%
Materials 0.0%
Ssangyong Cement Industrial Co., Ltd. *(e)	4,693	3,150
Spain 0.0%
Real Estate 0.0%
Hispania Activos Inmobiliarios S.A. *(b)(e)	32,142	33,322
Sweden 0.1%
Materials 0.0%
SSAB AB, A Shares *(e)	177,316	140,790
Security	Number of Shares	Value ($)
Real Estate 0.1%
Castellum AB *(b)	73,085	160,987
		301,777
Total Rights
(Cost $426,643)		345,412

Other Investment Companies 2.9% of net assets
Switzerland 0.2%
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
BB Biotech AG - Reg'd	25,196	1,249,409
United Kingdom 0.1%
Real Estate 0.1%
F&C Commercial Property Trust Ltd.	276,796	513,668
Picton Property Income Ltd.	179,350	190,562
UK Commercial Property Trust Ltd.	204,908	248,437
		952,667
United States 2.6%
Equity Fund 0.0%
iShares MSCI EAFE Small-Cap ETF (b)	3,500	179,480
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)	4,980	4,980
Securities Lending Collateral 2.6%
Wells Fargo Government Money Market Fund, Select Class 0.23% (c)	18,407,465	18,407,465
		18,591,925
Total Other Investment Companies
(Cost $20,474,885)		20,794,001

End of Investments

At 05/31/16, the tax basis cost of the fund's investments was $714,941,710 and the unrealized appreciation and depreciation were $93,519,363 and ($65,115,256), respectively, with a net unrealized appreciation of $28,404,107.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $559,543 or 0.1% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $17,359,931.
(c)	The rate shown is the 7-day yield.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $12,967,606 or 1.8% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
CVA –	Dutch Certificate
ETF –	Exchange-traded fund
Reg'd –	Registered
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$547,898,176	$—	$— *	$547,898,176
Hong Kong[1]	14,626,930	—	— *	14,626,930
Diversified Financials	1,542,383	—	131,489	1,673,872
Utilities	385,321	—	69,843	455,164
Republic of Korea[1]	30,346,734	—	—	30,346,734
Pharmaceuticals, Biotechnology & Life Sciences	6,948,847	—	240,026	7,188,873
United Kingdom[1]	109,510,510	—	—	109,510,510
Commercial & Professional Services	8,553,474	—	249,674	8,803,148
Preferred Stock[1]	1,702,997	—	—	1,702,997
Rights [1]	7,163	—	—	7,163
Republic of Korea[1]	—	—	3,150	3,150
Spain [1]	—	—	33,322	33,322
Sweden [1]	160,987	—	—	160,987
Materials	—	—	140,790	140,790
Other Investment Companies[1]	20,794,001	—	—	20,794,001
Total	$742,477,523	$—	$868,294	$743,345,817
*	Level 3 amount shown includes securities determined to have no value at May 31, 2016.
[1]	As categorized in Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2016
Common Stock
Australia	$—	$—	$234	$—	($234)	$—	$—	$—
Canada	—	96	(422,660)	35,192	(1,726)	389,098	—	—
Hong Kong	231,341	(238,682)	(132,436)	48,413	(75,465)	368,161	—	201,332
Republic of Korea	—	—	(58,558)	54,073	—	244,511	—	240,026
United Kingdom	—	(130)	(55,277)	52,927	(3,013)	255,167	—	249,674
Rights
Germany	35,681	—	(17,740)	—	(17,941)	—	—	—
Republic of Korea	—	—	3,150	—	—	—	—	3,150
Spain	—	—	33,322	—	—	—	—	33,322
Sweden	—	—	(147,692)	288,482	—	—	—	140,790
Total	$267,022	($238,716)	($797,657)	$479,087	($98,379)	$1,256,937	$—	$868,294

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2016.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.6%	Common Stock	1,803,980,386	1,655,547,846
2.0%	Preferred Stock	54,082,716	34,740,970
0.0%	Rights	—	67,089
0.7%	Other Investment Companies	11,058,945	11,058,945
100.3%	Total Investments	1,869,122,047	1,701,414,850
(0.3%)	Other Assets and Liabilities, Net		(4,322,321)
100.0%	Net Assets		1,697,092,529

Security	Number of Shares	Value ($)
Common Stock 97.6% of net assets
Brazil 6.1%
Banks 1.2%
Banco Bradesco S.A.	386,122	2,627,388
Banco do Brasil S.A.	508,410	2,324,684
Banco Santander Brasil S.A.	254,193	1,226,506
Itau Unibanco Holding S.A. ADR	1,705,514	13,661,167
		19,839,745
Capital Goods 0.2%
Embraer S.A.	380,418	1,985,524
WEG S.A.	302,102	1,206,898
		3,192,422
Consumer Services 0.2%
Estacio Participacoes S.A.	152,221	458,945
Kroton Educacional S.A.	845,296	2,600,189
		3,059,134
Diversified Financials 0.4%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	951,667	4,206,146
CETIP S.A. - Mercados Organizados	126,847	1,496,316
Grupo BTG Pactual	168,262	847,850
		6,550,312
Energy 0.6%
Cosan S.A. Industria e Comercio	58,142	529,929
Petroleo Brasileiro S.A. *	2,098,330	5,930,316
Ultrapar Participacoes S.A. ADR	216,266	4,102,566
		10,562,811
Food & Staples Retailing 0.1%
Raia Drogasil S.A.	139,470	2,235,702
Food, Beverage & Tobacco 1.3%
Ambev S.A. ADR	2,558,956	13,460,109
BRF S.A. ADR	476,906	5,961,325
Security	Number of Shares	Value ($)
JBS S.A.	396,653	1,101,202
M Dias Branco S.A.	35,353	899,136
		21,421,772
Household & Personal Products 0.1%
Hypermarcas S.A.	231,279	1,829,942
Natura Cosmeticos S.A.	90,997	568,921
		2,398,863
Insurance 0.2%
BB Seguridade Participacoes S.A.	350,917	2,655,746
Porto Seguro S.A.	67,280	493,113
Sul America S.A.	135,998	565,588
		3,714,447
Materials 0.6%
Companhia Siderurgica Nacional S.A. *	420,589	763,646
Fibria Celulose S.A.	126,550	1,173,451
Klabin S.A.	316,778	1,596,202
Vale S.A.	759,087	2,996,729
Vale S.A. ADR	1,029,389	3,170,518
		9,700,546
Real Estate 0.1%
BR Malls Participacoes S.A. *	341,199	1,094,072
Multiplan Empreendimentos Imobiliarios S.A.	42,050	637,988
		1,732,060
Retailing 0.1%
Lojas Americanas S.A.	112,297	336,081
Lojas Renner S.A.	357,710	2,075,552
		2,411,633
Software & Services 0.3%
Cielo S.A.	593,922	5,235,154
TOTVS S.A.	74,220	610,326
		5,845,480
Telecommunication Services 0.1%
Tim Participacoes S.A.	468,677	926,424
Transportation 0.2%
CCR S.A.	547,627	2,318,521
Localiza Rent a Car S.A.	89,780	828,757
		3,147,278
Utilities 0.4%
Centrais Eletricas Brasileiras S.A. *	160,070	355,514
Companhia de Saneamento Basico do Estado de Sao Paulo	201,840	1,433,949
CPFL Energia S.A. ADR	80,214	808,557
EDP - Energias do Brasil S.A.	117,158	397,140
Equatorial Energia S.A.	128,034	1,620,864
Tractebel Energia S.A.	118,356	1,165,817
Transmissora Alianca de Energia Eletrica S.A.	84,100	440,112
		6,221,953
		102,960,582

    1

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Chile 1.4%
Banks 0.3%
Banco de Chile ADR (a)	22,004	1,324,641
Banco de Credito e Inversiones	17,345	704,896
Banco Santander Chile ADR	92,052	1,661,539
Itau CorpBanca	124,317,560	992,773
		4,683,849
Energy 0.1%
Empresas COPEC S.A.	222,387	1,905,912
Food & Staples Retailing 0.1%
Cencosud S.A.	715,691	1,902,626
Food, Beverage & Tobacco 0.1%
Cia Cervecerias Unidas S.A.	94,216	1,027,417
Materials 0.1%
Empresas CMPC S.A.	692,259	1,448,387
Sociedad Quimica y Minera de Chile S.A. ADR	58,870	1,292,785
		2,741,172
Retailing 0.1%
S.A.C.I. Falabella	264,082	1,865,219
Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A. *	56,347	482,899
Transportation 0.1%
Latam Airlines Group S.A. ADR *(a)	182,625	1,097,576
Utilities 0.5%
AES Gener S.A.	658,949	297,877
Aguas Andinas S.A., A Shares	1,523,956	839,652
Colbun S.A.	4,471,129	1,084,655
Empresa Nacional de Electricidad S.A. ADR	73,375	1,904,815
Endesa Americas S.A. ADR	72,482	909,649
Enersis Americas S.A. ADR	241,758	1,847,031
Enersis Chile S.A. ADR	238,796	1,356,361
		8,240,040
		23,946,710
China 26.0%
Automobiles & Components 0.7%
BAIC Motor Corp., Ltd. (b)	998,325	699,122
Brilliance China Automotive Holdings Ltd.	1,936,603	1,882,218
Byd Co., Ltd., H Shares *	464,806	2,689,576
Dongfeng Motor Group Co., Ltd., H Shares	1,990,319	2,218,825
Geely Automobile Holdings Ltd.	3,447,813	1,824,181
Great Wall Motor Co., Ltd., H Shares	2,253,944	1,735,109
Guangzhou Automobile Group Co., Ltd., H Shares	1,364,546	1,561,609
		12,610,640
Banks 5.5%
Agricultural Bank of China Ltd., H Shares	14,070,690	5,144,180
Bank of China Ltd., H Shares	41,670,157	16,950,972
Bank of Communications Co., Ltd., H Shares	4,932,126	3,053,948
Security	Number of Shares	Value ($)
China CITIC Bank Corp., Ltd., H Shares	4,140,907	2,430,763
China Construction Bank Corp., H Shares	50,572,772	32,616,464
China Everbright Bank Co., Ltd., H Shares	1,871,518	804,679
China Merchants Bank Co., Ltd., H Shares	2,583,960	5,302,205
China Minsheng Banking Corp., Ltd., H Shares	3,830,278	3,609,307
Chongqing Rural Commercial Bank Co., Ltd., H Shares	1,714,829	878,590
Huishang Bank Corp., Ltd., H Shares	916,537	415,313
Industrial & Commercial Bank of China Ltd., H Shares	39,856,049	21,138,485
Shengjing Bank Co., Ltd., H Shares (a)(b)	827,682	962,130
		93,307,036
Capital Goods 1.7%
AviChina Industry & Technology Co., Ltd., H Shares	1,455,057	1,022,716
Beijing Enterprises Holdings Ltd.	330,967	1,721,268
China Communications Construction Co., Ltd., H Shares	2,430,329	2,753,152
China Conch Venture Holdings Ltd.	724,986	1,461,517
China International Marine Containers Group Co., Ltd., H Shares	411,908	521,238
China Minsheng Financial Holding Corp., Ltd. *	4,666,823	474,603
China Railway Construction Corp., Ltd., H Shares	1,248,256	1,560,290
China Railway Group Ltd., H Shares	2,175,238	1,671,720
China State Construction International Holdings Ltd.	1,046,596	1,340,555
CIMC Enric Holdings Ltd.	690,472	345,763
CITIC Ltd.	3,660,281	5,315,032
CRRC Corp., Ltd., H Shares	2,422,173	2,304,263
CSSC Offshore & Marine Engineering Group Co., Ltd., H Shares *	131,668	200,685
Fosun International Ltd.	1,421,570	2,020,318
Haitian International Holdings Ltd.	313,907	504,310
Shanghai Electric Group Co., Ltd., H Shares *	1,536,336	660,564
Shanghai Industrial Holdings Ltd.	376,188	848,440
Sinopec Engineering Group Co., Ltd., H shares	841,000	738,351
Weichai Power Co., Ltd., H Shares	687,176	803,223
Zhuzhou CRRC Times Electric Co., Ltd.	314,922	1,763,497
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	1,407,307	452,909
		28,484,414
Commercial & Professional Services 0.1%
China Everbright International Ltd.	1,689,022	1,811,184

2

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.4%
ANTA Sports Products Ltd.	504,708	1,098,018
Belle International Holdings Ltd.	3,183,277	1,868,623
China Dongxiang Group Co., Ltd.	1,600,859	272,025
Haier Electronics Group Co., Ltd.	758,993	1,227,184
HengTen Networks Group Ltd. *	7,824,872	332,410
Li Ning Co., Ltd. *	747,064	300,051
Shenzhou International Group Holdings Ltd.	347,771	1,750,461
		6,848,772
Diversified Financials 0.9%
China Cinda Asset Management Co., Ltd., H Shares	5,089,855	1,664,261
China Everbright Ltd.	460,549	884,560
China Galaxy Securities Co., Ltd., H Shares	2,156,428	1,901,551
China Huarong Asset Management Co., Ltd. *(b)	1,229,377	435,211
CITIC Securities Co., Ltd., H Shares	1,203,989	2,610,039
Far East Horizon Ltd.	1,518,042	1,151,016
GF Securities Co., Ltd. *	825,931	1,913,809
Haitong Securities Co., Ltd., H Shares	1,900,552	3,107,176
Huatai Securities Co., Ltd., H Shares *(b)	925,724	1,942,458
		15,610,081
Energy 2.1%
China Coal Energy Co., Ltd., H Shares	1,644,788	738,955
China Oilfield Services Ltd., H Shares	1,137,368	865,308
China Petroleum & Chemical Corp., H Shares	14,672,609	10,010,727
China Shenhua Energy Co., Ltd., H Shares	1,906,715	3,028,889
CNOOC Ltd.	8,956,732	10,699,906
Kunlun Energy Co., Ltd.	1,682,000	1,377,100
PetroChina Co., Ltd., H Shares	11,778,849	8,097,044
Sinopec Oilfield Service Corp., H Shares *	1,046,532	195,345
Yanzhou Coal Mining Co., Ltd., H Shares	1,300,672	699,885
		35,713,159
Food, Beverage & Tobacco 0.3%
Biostime International Holdings Ltd. *	107,231	327,843
China Agri-Industries Holdings Ltd. *	1,685,436	564,116
China Huishan Dairy Holdings Co., Ltd.	2,766,905	1,089,929
China Resources Beer Holdings Co., Ltd.	718,820	1,558,277
Dali Foods Group Co., Ltd. (a)(b)	768,389	432,260
Tsingtao Brewery Co., Ltd., H Shares	254,418	915,402
		4,887,827
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	1,179,318	677,093
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	420,500	908,323
Sinopharm Group Co., Ltd., H Shares	567,467	2,629,817
		4,215,233
Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	420,500	3,794,604
Insurance 2.1%
China Life Insurance Co., Ltd., H Shares	4,200,897	9,398,839
China Pacific Insurance (Group) Co., Ltd., H Shares	1,499,601	5,125,339
China Taiping Insurance Holdings Co., Ltd. *	867,745	1,680,051
New China Life Insurance Co., Ltd., H Shares	465,693	1,594,644
PICC Property & Casualty Co., Ltd., H Shares	2,194,931	4,006,632
Ping An Insurance Group Co. of China Ltd., H Shares	2,872,298	12,830,435
The People's Insurance Co. Group of China Ltd., H Shares	3,728,456	1,492,697
		36,128,637
Materials 0.7%
Aluminum Corp. of China Ltd., H Shares *(a)	2,278,531	689,295
Angang Steel Co., Ltd., H Shares	663,817	270,888
Anhui Conch Cement Co., Ltd., H Shares	832,051	2,013,679
BBMG Corp., H Shares	1,950,708	617,746
China BlueChemical Ltd., H Shares	2,312,750	512,082
China Molybdenum Co., Ltd., H Shares	1,664,657	325,725
China National Building Material Co., Ltd., H Shares	1,960,829	891,039
China Resources Cement Holdings Ltd.	1,682,000	552,139
China Zhongwang Holdings Ltd. (a)	1,140,868	536,056
Jiangxi Copper Co., Ltd., H Shares	846,154	909,533
Lee & Man Paper Manufacturing Ltd.	1,194,560	790,412
Nine Dragons Paper Holdings Ltd.	841,000	608,436
Shandong Chenming Paper Holdings Ltd., H Shares	434,348	304,172
Sinopec Shanghai Petrochemical Co., Ltd., H Shares *	1,797,636	879,362
Zhaojin Mining Industry Co., Ltd., H Shares	558,065	443,972
Zijin Mining Group Co., Ltd., H Shares	3,625,885	1,045,549
		11,390,085
Media 0.1%
Alibaba Pictures Group Ltd. *(a)	7,871,165	1,854,268

    3

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
3SBio, Inc. *(b)	558,064	543,829
China Medical System Holdings Ltd.	595,568	852,547
China Traditional Chinese Medicine Co., Ltd. *	1,050,980	477,586
CSPC Pharmaceutical Group Ltd.	2,586,961	2,357,792
Luye Pharma Group Ltd. *	749,635	463,205
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	215,048	559,203
Sino Biopharmaceutical Ltd.	2,717,863	1,843,829
		7,097,991
Real Estate 1.7%
China Jinmao Holdings Group Ltd.	2,791,642	804,989
China Merchants Shekou Industrial Zone Co., Ltd. *(c)	210,646	453,601
China Overseas Land & Investment Ltd.	2,296,814	6,903,910
China Overseas Property Holdings Ltd. *	723,031	106,107
China Resources Land Ltd.	1,673,988	4,003,874
China Vanke Co., Ltd., H Shares	875,507	2,087,291
Country Garden Holdings Co., Ltd.	4,507,046	1,804,408
Dalian Wanda Commercial Properties Co., Ltd., H Shares (b)	342,622	2,172,220
Evergrande Real Estate Group Ltd.	2,383,775	1,595,699
Fullshare Holdings Ltd.	2,881,578	1,075,749
Greentown China Holdings Ltd. *	483,975	339,549
Guangzhou R&F Properties Co., Ltd., H Shares	747,192	992,646
Longfor Properties Co., Ltd.	841,000	1,136,757
Renhe Commercial Holdings Co., Ltd. *	11,774,000	353,153
Shenzhen Investment Ltd.	1,707,590	690,233
Shimao Property Holdings Ltd.	841,000	1,065,304
Sino-Ocean Land Holdings Ltd.	2,284,861	926,516
SOHO China Ltd.	1,093,358	479,953
Sunac China Holdings Ltd.	1,074,875	668,325
Yuexiu Property Co., Ltd.	6,221,779	792,925
		28,453,209
Retailing 0.1%
GOME Electrical Appliances Holding Ltd.	9,251,000	1,107,526
Semiconductors & Semiconductor Equipment 0.1%
GCL-Poly Energy Holdings Ltd.	7,301,393	1,043,305
Software & Services 4.1%
Kingsoft Corp., Ltd. (a)	483,066	922,832
Tencent Holdings Ltd.	2,979,330	66,466,004
TravelSky Technology Ltd., H Shares	702,720	1,331,596
		68,720,432
Technology Hardware & Equipment 0.3%
Kingboard Chemical Holdings Ltd.	603,966	1,243,984
Legend Holdings Corp., H Shares *(b)	234,787	564,590
Lenovo Group Ltd.	3,757,171	2,307,075
ZTE Corp., H Shares	473,563	621,814
		4,737,463
Security	Number of Shares	Value ($)
Telecommunication Services 2.5%
Alibaba Health Information Technology Ltd. *	1,649,830	1,204,217
China Communications Services Corp., Ltd., H Shares	811,092	381,106
China Mobile Ltd.	2,951,006	33,657,838
China Telecom Corp., Ltd., H Shares	9,677,807	4,509,910
China Unicom (Hong Kong) Ltd.	3,221,490	3,479,374
		43,232,445
Transportation 0.7%
Air China Ltd., H Shares	1,219,009	806,589
Beijing Capital International Airport Co., Ltd., H Shares	842,053	907,292
CAR, Inc. *(a)	526,863	505,285
China COSCO Holdings Co., Ltd., H Shares *(a)	1,801,717	647,103
China Eastern Airlines Corp., Ltd., H Shares *	991,830	529,868
China Merchants Holdings International Co., Ltd.	795,593	2,273,664
China Shipping Container Lines Co., Ltd., H Shares *	2,833,542	616,451
China Shipping Development Co., Ltd., H Shares	498,047	312,235
China Southern Airlines Co., Ltd., H Shares	984,218	577,748
COSCO Pacific Ltd.	1,265,472	1,280,435
Guangshen Railway Co., Ltd. Ltd., H shares	853,795	413,261
Jiangsu Expressway Co., Ltd., H Shares	659,456	903,254
Shenzhen International Holdings Ltd.	615,874	935,527
Sinotrans Ltd., H Shares	999,492	431,029
Zhejiang Expressway Co., Ltd., H Shares	1,064,998	998,074
		12,137,815
Utilities 1.0%
Beijing Enterprises Water Group Ltd.	2,248,966	1,444,661
Beijing Jingneng Clean Energy Co., Ltd., H Shares	851,308	267,398
CGN Power Co., Ltd., H Shares (b)	5,257,172	1,597,153
China Gas Holdings Ltd.	938,644	1,329,156
China Longyuan Power Group Corp., Ltd., H Shares	1,895,409	1,302,947
China Power International Development Ltd.	1,664,031	702,615
China Resources Gas Group Ltd.	401,243	1,123,438
China Resources Power Holdings Co., Ltd.	1,141,425	1,792,626
Datang International Power Generation Co., Ltd., H Shares	2,541,718	680,570
ENN Energy Holdings Ltd.	414,987	2,059,403
Guangdong Investment Ltd.	1,565,678	2,208,998
Huadian Fuxin Energy Corp., Ltd., H Shares	1,520,805	334,774
Huadian Power International Corp., Ltd., H Shares	906,846	480,965

4

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Huaneng Power International, Inc., H Shares	2,275,095	1,555,165
Huaneng Renewables Corp., Ltd., H Shares	2,322,333	705,536
		17,585,405
		440,771,531
Colombia 0.6%
Banks 0.1%
Bancolombia S.A. ADR	67,280	2,190,637
Diversified Financials 0.2%
Corp. Financiera Colombiana S.A.	63,970	805,197
Grupo de Inversiones Suramericana S.A.	141,022	1,697,485
		2,502,682
Energy 0.1%
Ecopetrol S.A. ADR	149,087	1,306,002
Food & Staples Retailing 0.1%
Almacenes Exito S.A.	133,261	655,425
Materials 0.1%
Cementos Argos S.A.	218,968	824,726
Cemex Latam Holdings S.A. *	94,192	410,847
Grupo Argos S.A.	158,164	884,357
		2,119,930
Utilities 0.0%
Interconexion Electrica S.A. ESP	212,148	604,084
		9,378,760
Czech Republic 0.2%
Banks 0.1%
Komercni Banka A/S	46,255	1,819,758
Utilities 0.1%
CEZ A/S	96,923	1,761,227
		3,580,985
Egypt 0.2%
Banks 0.1%
Commercial International Bank Egypt SAE GDR - Reg'd	807,693	2,984,426
Telecommunication Services 0.1%
Global Telecom Holding SAE GDR *	616,828	1,067,112
Orascom Telecom Media & Technology Holding SAE GDR *(b)(c)	176,826	70,695
		1,137,807
		4,122,233
Greece 0.6%
Banks 0.3%
Alpha Bank AE *	750,000	2,037,247
Eurobank Ergasias S.A. *	900,000	991,906
National Bank of Greece S.A. *	2,700,000	862,657
Piraeus Bank S.A. *	2,800,000	844,734
		4,736,544
Security	Number of Shares	Value ($)
Consumer Services 0.1%
OPAP S.A.	140,000	1,147,093
Energy 0.0%
Motor Oil Hellas Corinth Refineries S.A.	28,000	339,140
Materials 0.0%
Titan Cement Co. S.A.	30,000	701,347
Retailing 0.1%
FF Group *	20,000	432,164
JUMBO S.A. *	60,000	821,578
		1,253,742
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A.	135,000	1,369,130
		9,546,996
Hungary 0.4%
Banks 0.2%
OTP Bank plc	116,284	2,811,650
Energy 0.1%
MOL Hungarian Oil & Gas plc	25,540	1,405,345
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt	92,510	1,855,528
		6,072,523
India 12.8%
Automobiles & Components 1.0%
Bajaj Auto Ltd.	41,434	1,612,376
Bharat Forge Ltd.	50,740	569,651
Bosch Ltd.	3,889	1,291,664
Hero MotoCorp Ltd.	53,825	2,478,982
Mahindra & Mahindra Ltd.	186,702	3,669,110
Maruti Suzuki India Ltd.	37,212	2,301,575
Motherson Sumi Systems Ltd.	197,705	836,687
Tata Motors Ltd. *	703,608	4,806,620
		17,566,665
Banks 2.8%
Axis Bank Ltd.	452,534	3,465,044
Bank of Baroda	311,510	661,123
HDFC Bank Ltd.	405,259	7,118,609
Housing Development Finance Corp., Ltd.	877,672	16,144,678
ICICI Bank Ltd.	1,618,960	5,886,580
IDFC Bank Ltd. *	567,921	406,412
Indiabulls Housing Finance Ltd.	170,759	1,823,316
IndusInd Bank Ltd.	169,993	2,786,309
Kotak Mahindra Bank Ltd.	319,952	3,549,976
LIC Housing Finance Ltd.	152,309	1,065,608
State Bank of India	901,113	2,744,789
Yes Bank Ltd.	86,360	1,325,851
		46,978,295
Capital Goods 0.6%
ABB India Ltd.	37,348	686,624
Ashok Leyland Ltd.	556,185	900,592
Bharat Electronics Ltd.	34,833	609,972
Bharat Heavy Electricals Ltd.	470,960	843,437
Crompton Greaves Ltd. *	119,176	116,989

    5

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cummins India Ltd.	63,135	750,658
Eicher Motors Ltd.	8,003	2,198,740
Larsen & Toubro Ltd.	132,050	2,891,912
Siemens Ltd.	51,301	918,134
		9,917,058
Consumer Durables & Apparel 0.1%
Rajesh Exports Ltd.	66,691	568,586
Titan Co., Ltd.	175,175	938,554
		1,507,140
Diversified Financials 0.3%
Bajaj Finance Ltd.	7,015	791,193
Bajaj Holdings & Investment Ltd.	18,877	428,601
IDFC Ltd.	558,570	427,945
Mahindra & Mahindra Financial Services Ltd.	177,451	848,025
Power Finance Corp., Ltd.	237,162	576,999
Rural Electrification Corp., Ltd.	231,275	550,303
Shriram Transport Finance Co., Ltd.	79,054	1,386,867
		5,009,933
Energy 1.5%
Bharat Petroleum Corp., Ltd.	106,235	1,548,093
Cairn India Ltd.	280,053	604,142
Coal India Ltd.	765,430	3,314,948
Hindustan Petroleum Corp., Ltd.	42,284	569,642
Indian Oil Corp., Ltd.	328,108	2,029,066
Oil & Natural Gas Corp., Ltd.	1,214,013	3,802,530
Reliance Industries Ltd.	902,489	12,847,575
The Great Eastern Shipping Co., Ltd.	87,281	398,884
		25,114,880
Food, Beverage & Tobacco 0.5%
Britannia Industries Ltd.	17,114	688,325
ITC Ltd.	1,086,628	5,669,328
Nestle India Ltd.	15,371	1,392,916
United Spirits Ltd. *	39,972	1,467,412
		9,217,981
Household & Personal Products 0.6%
Colgate-Palmolive (India) Ltd.	64,771	829,167
Dabur India Ltd.	318,194	1,370,005
Emami Ltd.	25,845	393,331
Godrej Consumer Products Ltd.	51,301	1,130,437
Hindustan Unilever Ltd.	407,112	5,132,086
Marico Ltd.	195,120	722,656
		9,577,682
Materials 0.9%
Ambuja Cements Ltd.	392,024	1,330,732
Asian Paints Ltd.	179,293	2,624,310
Hindalco Industries Ltd.	586,409	917,285
JSW Steel Ltd.	76,764	1,584,851
NMDC Ltd.	505,797	663,396
Pidilite Industries Ltd.	78,141	820,199
Shree Cement Ltd.	4,955	966,915
Tata Steel Ltd.	164,836	819,097
UltraTech Cement Ltd.	45,622	2,187,835
UPL Ltd.	170,347	1,507,641
Vedanta Ltd.	776,931	1,253,413
		14,675,674
Security	Number of Shares	Value ($)
Media 0.2%
Sun TV Network Ltd.	31,987	178,250
Zee Entertainment Enterprises Ltd.	368,508	2,428,149
		2,606,399
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Aurobindo Pharma Ltd.	129,886	1,515,932
Cadila Healthcare Ltd.	139,714	698,518
Cipla Ltd.	257,662	1,809,972
Divi's Laboratories Ltd.	31,339	512,085
Dr. Reddy's Laboratories Ltd.	50,496	2,388,851
Glenmark Pharmaceuticals Ltd.	63,916	808,532
Lupin Ltd.	126,554	2,773,806
Piramal Enterprises Ltd.	54,665	1,174,584
Sun Pharmaceutical Industries Ltd.	621,271	7,042,795
Torrent Pharmaceuticals Ltd.	21,325	425,248
Wockhardt Ltd. *	17,805	242,644
		19,392,967
Real Estate 0.0%
DLF Ltd.	333,877	644,581
Software & Services 2.3%
HCL Technologies Ltd.	314,014	3,452,591
Infosys Ltd.	1,070,096	19,858,444
Oracle Financial Services Software Ltd.	11,774	606,514
Tata Consultancy Services Ltd.	267,524	10,215,890
Tech Mahindra Ltd.	271,224	2,178,136
Wipro Ltd.	327,608	2,655,774
		38,967,349
Telecommunication Services 0.4%
Bharti Airtel Ltd.	715,050	3,734,392
Bharti Infratel Ltd.	315,943	1,758,734
Idea Cellular Ltd.	808,817	1,381,787
Reliance Communications Ltd. *	655,301	457,255
		7,332,168
Transportation 0.1%
Adani Ports & Special Economic Zone Ltd.	478,225	1,365,697
InterGlobe Aviation Ltd. *(b)	25,058	396,362
		1,762,059
Utilities 0.4%
GAIL India Ltd.	191,065	1,051,944
NTPC Ltd.	1,285,048	2,733,962
Power Grid Corp. of India Ltd.	611,439	1,363,095
Reliance Infrastructure Ltd.	97,556	780,187
Tata Power Co., Ltd.	563,127	617,234
		6,546,422
		216,817,253
Indonesia 2.6%
Automobiles & Components 0.3%
PT Astra International Tbk	11,409,280	5,512,536
Banks 0.9%
PT Bank Central Asia Tbk	6,778,467	6,450,957
PT Bank Danamon Indonesia Tbk	1,571,212	377,275
PT Bank Mandiri (Persero) Tbk	5,025,534	3,320,311

6

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PT Bank Negara Indonesia (Persero) Tbk	4,188,897	1,471,940
PT Bank Rakyat Indonesia (Persero) Tbk	5,951,328	4,509,242
		16,129,725
Energy 0.1%
PT Adaro Energy Tbk	7,508,904	390,287
PT Tambang Batubara Bukit Asam (Persero) Tbk	483,190	225,501
PT United Tractors Tbk	762,154	792,283
		1,408,071
Food, Beverage & Tobacco 0.3%
Indofood CBP Sukses Makmur Tbk PT	640,333	759,399
PT Astra Agro Lestari Tbk *	261,090	270,456
PT Charoen Pokphand Indonesia Tbk	3,935,257	1,008,301
PT Gudang Garam Tbk	284,442	1,440,951
PT Indofood Sukses Makmur Tbk	2,410,886	1,222,210
		4,701,317
Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	647,259	2,042,230
Materials 0.1%
PT Indocement Tunggal Prakarsa Tbk	923,231	1,125,315
PT Semen Indonesia (Persero) Tbk	1,977,821	1,303,103
		2,428,418
Media 0.1%
PT Media Nusantara Citra Tbk	3,813,406	586,248
PT Surya Citra Media Tbk	2,175,492	533,521
		1,119,769
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	10,875,935	1,138,550
Telecommunication Services 0.5%
PT Telekomunikasi Indonesia (Persero) Tbk	28,316,914	7,670,028
PT Tower Bersama Infrastructure Tbk	1,133,848	551,983
PT XL Axiata Tbk *	1,600,859	413,692
		8,635,703
Transportation 0.0%
PT Jasa Marga Persero Tbk	1,155,217	456,674
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	6,728,000	1,221,482
		44,794,475
Malaysia 4.2%
Automobiles & Components 0.0%
UMW Holdings Berhad	505,600	609,806
Banks 1.2%
Alliance Financial Group Berhad	959,580	941,220
AMMB Holdings Berhad	1,158,972	1,209,777
CIMB Group Holdings Berhad	3,126,824	3,324,475
Hong Leong Bank Berhad	347,407	1,124,088
Malayan Banking Berhad	2,995,300	5,919,508
Security	Number of Shares	Value ($)
Public Bank Berhad	1,696,854	7,857,556
RHB Capital Berhad (e)	554,644	819,406
		21,196,030
Capital Goods 0.4%
Gamuda Berhad	1,380,616	1,604,979
HAP Seng Consolidated Bhd	174,134	328,109
IJM Corp. Berhad	1,699,136	1,436,179
Sime Darby Berhad	1,810,900	3,249,884
		6,619,151
Consumer Services 0.3%
Berjaya Sports Toto Berhad	513,100	379,016
Genting Berhad	1,272,900	2,577,245
Genting Malaysia Berhad	1,653,120	1,765,623
		4,721,884
Energy 0.1%
Bumi Armada Berhad *	2,024,900	318,766
Petronas Dagangan Berhad	168,200	954,858
SapuraKencana Petroleum Berhad	2,282,180	884,352
		2,157,976
Food, Beverage & Tobacco 0.4%
British American Tobacco Malaysia Berhad	84,100	1,019,628
Felda Global Ventures Holdings Berhad	756,900	251,139
IOI Corp. Berhad	2,075,492	2,081,021
Kuala Lumpur Kepong Berhad	295,448	1,648,613
PPB Group Berhad	342,248	1,352,746
		6,353,147
Health Care Equipment & Services 0.2%
IHH Healthcare Berhad	1,682,000	2,631,562
Materials 0.2%
Lafarge Malaysia Berhad	252,300	485,169
Petronas Chemicals Group Berhad	1,617,500	2,577,658
		3,062,827
Media 0.0%
Astro Malaysia Holdings Berhad	1,179,300	788,294
Real Estate 0.1%
IOI Properties Group Berhad	1,177,400	692,924
KLCCP Stapled Group	257,844	458,986
SP Setia Berhad Group	1,012,716	779,955
UEM Sunrise Berhad	637,600	154,420
		2,086,285
Telecommunication Services 0.5%
Axiata Group Berhad	2,341,452	2,960,131
DiGi.com Berhad	2,289,700	2,484,344
Maxis Berhad	1,322,424	1,761,524
Telekom Malaysia Berhad	420,500	685,387
		7,891,386
Transportation 0.2%
AirAsia Berhad	1,037,600	577,980
Malaysia Airports Holdings Berhad	420,500	650,762
MISC Berhad	1,009,200	1,886,903
		3,115,645
Utilities 0.6%
Petronas Gas Berhad	461,436	2,418,376
Tenaga Nasional Berhad	1,851,874	6,270,089

    7

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
YTL Corp. Berhad	3,204,912	1,265,199
YTL Power International Berhad	2,195,901	771,145
		10,724,809
		71,958,802
Mexico 5.4%
Banks 0.6%
Grupo Elektra S.A.B. de C.V.	25,230	394,425
Grupo Financiero Banorte S.A.B. de C.V., O Shares	1,310,550	6,872,801
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	1,190,545	1,991,234
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	753,070	1,364,706
		10,623,166
Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	1,640,829	2,885,225
Grupo Carso S.A.B. de C.V., Series A1	259,172	1,099,884
		3,985,109
Consumer Services 0.1%
Alsea S.A.B. de C.V.	283,517	1,079,953
Diversified Financials 0.1%
Gentera S.A.B. de C.V.	672,800	1,228,747
Food & Staples Retailing 0.5%
La Comer S.A.B. de C.V. *	336,400	351,332
Organizacion Soriana S.A.B. de C.V., B Shares *	97,644	223,694
Wal-Mart de Mexico S.A.B. de C.V.	3,196,833	7,441,787
		8,016,813
Food, Beverage & Tobacco 1.2%
Arca Continental S.A.B. de C.V.	206,055	1,373,502
Coca-Cola Femsa S.A.B. de C.V., Series L	273,475	2,198,125
Fomento Economico Mexicano S.A.B. de C.V.	1,238,864	11,224,610
Gruma S.A.B. de C.V., B Shares	84,100	1,212,478
Grupo Bimbo S.A.B. de C.V., Series A	1,177,400	3,481,053
Grupo Lala S.A.B. de C.V.	355,957	858,212
		20,347,980
Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	504,600	1,202,058
Materials 0.8%
Alpek S.A.B. de C.V.	404,120	608,053
Cemex S.A.B. de C.V., Series CPO *	7,846,782	5,001,467
Grupo Mexico S.A.B. de C.V., Series B	2,133,986	4,741,508
Industrias CH S.A.B. de C.V., Series B *(e)	84,100	316,624
Industrias Penoles S.A.B. de C.V.	84,100	1,345,278
Mexichem S.A.B. de C.V.	756,900	1,597,033
		13,609,963
Security	Number of Shares	Value ($)
Media 0.5%
Grupo Televisa S.A.B., Series CPO	1,464,368	7,836,211
Megacable Holdings S.A.B. de C.V., Series CPO	160,070	674,092
		8,510,303
Real Estate 0.2%
Concentradora Fibra Danhos S.A. de C.V.	195,488	361,591
Fibra Uno Administracion S.A. de C.V.	1,188,767	2,581,250
		2,942,841
Retailing 0.1%
El Puerto de Liverpool S.A.B. de C.V., Series C1	128,167	1,382,017
Telecommunication Services 0.6%
America Movil S.A.B. de C.V., Series L	15,705,060	9,634,770
Telesites S.A.B. de C.V. *	757,178	489,613
		10,124,383
Transportation 0.4%
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Series A *	160,853	312,736
Grupo Aeromexico S.A.B. de C.V. *	161,379	334,015
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	62,990	362,438
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	174,399	1,768,236
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	168,200	2,660,030
OHL Mexico S.A.B. de C.V. *	504,600	636,948
Promotora y Operadora de Infraestructura S.A.B. de C.V.	97,944	1,173,637
		7,248,040
Utilities 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	143,130	568,300
		90,869,673
Peru 0.3%
Banks 0.2%
Credicorp Ltd.	28,946	4,058,229
Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR *	106,906	1,022,022
		5,080,251
Philippines 1.9%
Banks 0.3%
Bank of the Philippine Islands	951,619	1,877,191
BDO Unibank, Inc.	827,034	1,786,174
Metropolitan Bank & Trust Co.	542,042	1,009,556
		4,672,921
Capital Goods 0.6%
Aboitiz Equity Ventures, Inc.	1,177,400	1,988,979
Alliance Global Group, Inc.	2,607,100	848,499
DMCI Holdings, Inc.	2,943,500	799,368
JG Summit Holdings, Inc.	1,233,913	2,179,433

8

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
LT Group, Inc.	1,850,200	568,136
SM Investments Corp.	175,337	3,524,362
		9,908,777
Consumer Services 0.1%
Jollibee Foods Corp.	269,120	1,354,664
Diversified Financials 0.2%
Ayala Corp.	145,576	2,635,092
GT Capital Holdings, Inc.	33,640	1,003,481
		3,638,573
Food, Beverage & Tobacco 0.1%
Universal Robina Corp.	521,420	2,174,209
Real Estate 0.3%
Ayala Land, Inc.	3,364,000	2,568,049
Megaworld Corp.	6,413,854	617,178
SM Prime Holdings, Inc.	4,555,766	2,338,039
		5,523,266
Telecommunication Services 0.1%
Globe Telecom, Inc.	8,052	414,954
Philippine Long Distance Telephone Co.	45,333	1,841,820
		2,256,774
Transportation 0.0%
International Container Terminal Services, Inc.	533,857	645,560
Utilities 0.2%
Aboitiz Power Corp.	956,117	940,476
Energy Development Corp.	4,909,530	593,154
Manila Electric Co.	164,948	1,070,143
		2,603,773
		32,778,517
Poland 1.5%
Banks 0.5%
Bank Handlowy w Warszawie S.A.	28,315	534,404
Bank Millennium S.A. *	353,220	408,373
Bank Pekao S.A.	75,690	2,862,255
Bank Zachodni WBK S.A.	17,943	1,173,711
mBank S.A. *	8,542	661,092
Powszechna Kasa Oszczednosci Bank Polski S.A. *	514,692	3,231,057
		8,870,892
Consumer Durables & Apparel 0.1%
CCC S.A.	13,888	600,358
LPP S.A.	841	1,151,427
		1,751,785
Energy 0.3%
Polski Koncern Naftowy Orlen S.A.	196,902	3,453,642
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,214,073	1,628,347
		5,081,989
Food & Staples Retailing 0.0%
Eurocash S.A.	26,462	328,683
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	353,220	2,795,920
Security	Number of Shares	Value ($)
Materials 0.1%
Grupa Azoty S.A. *	7,752	133,925
KGHM Polska Miedz S.A.	79,387	1,213,907
		1,347,832
Media 0.1%
Cyfrowy Polsat S.A. *	182,672	1,037,449
Software & Services 0.0%
Asseco Poland S.A.	37,476	524,397
Telecommunication Services 0.0%
Orange Polska S.A.	406,203	591,155
Utilities 0.2%
Enea S.A.	148,016	376,030
Energa S.A.	151,380	378,052
PGE S.A.	424,481	1,357,125
Tauron Polska Energia S.A.	486,249	318,072
		2,429,279
		24,759,381
Russia 4.4%
Banks 0.8%
Sberbank of Russia PJSC *	5,486,001	11,005,834
VTB Bank PJSC GDR - Reg’d	1,070,000	2,175,310
		13,181,144
Diversified Financials 0.1%
Moscow Exchange MICEX-RTS PJSC *	800,285	1,325,002
Energy 2.3%
Gazprom PAO *	1	2
Gazprom PAO ADR	3,175,450	13,883,067
LUKOIL PJSC *	288,936	11,238,009
NOVATEK OAO *	596,307	5,950,774
Rosneft OJSC *	493,018	2,357,787
Surgutneftegas *	3,633,348	1,858,843
Tatneft PAO *	783,367	3,577,990
		38,866,472
Food & Staples Retailing 0.3%
Magnit PJSC GDR - Reg'd	161,491	5,716,782
Materials 0.5%
ALROSA PAO *	1,057,823	1,127,842
Magnitogorsk Iron & Steel Works OJSC *	1,797,375	699,623
MMC Norilsk Nickel PJSC *	27,556	3,749,130
Novolipetsk Steel AO *	591,070	769,204
PhosAgro OAO GDR - Reg'd	45,604	684,060
Severstal PAO *	107,179	1,087,585
Uralkali PJSC *	234,787	607,610
		8,725,054
Telecommunication Services 0.3%
MegaFon PJSC GDR - Reg'd	71,300	798,560
Mobile TeleSystems PJSC *	587,141	2,284,986
Rostelecom PJSC *	571,097	842,692
Sistema JSFC *	1,600,859	508,534
		4,434,772
Transportation 0.0%
Aeroflot-Russian Airlines PJSC *	480,263	593,821

    9

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.1%
E.ON Russia JSC *	6,439,863	246,383
Federal Grid Co. Unified Energy System PJSC *	341,669,135	672,063
Inter RAO PJSC *	12,808,267	379,932
Rosseti PJSC *	50,018,526	480,678
RusHydro PJSC *	71,769,736	686,477
		2,465,533
		75,308,580
South Africa 8.9%
Banks 0.6%
Barclays Africa Group Ltd.	232,346	2,156,085
Capitec Bank Holdings Ltd.	29,676	1,122,643
Nedbank Group Ltd.	106,807	1,201,986
Standard Bank Group Ltd.	674,636	5,319,278
		9,799,992
Capital Goods 0.2%
Barloworld Ltd.	148,857	681,536
Reunert Ltd.	144,652	605,997
The Bidvest Group Ltd.	190,066	1,515,283
		2,802,816
Consumer Durables & Apparel 0.5%
Steinhoff International Holdings N.V.	1,415,808	8,302,389
Consumer Services 0.0%
Sun International Ltd.	67,280	310,349
Diversified Financials 0.9%
Brait SE *	185,093	1,877,291
Coronation Fund Managers Ltd.	173,246	747,707
FirstRand Ltd.	1,660,205	4,486,185
Investec Ltd.	194,271	1,310,662
JSE Ltd.	79,072	849,642
PSG Group Ltd.	55,225	659,343
Remgro Ltd.	287,622	4,445,633
RMB Holdings Ltd.	412,358	1,386,412
		15,762,875
Energy 0.6%
Exxaro Resources Ltd.	76,531	304,411
Sasol Ltd.	309,523	9,387,238
		9,691,649
Food & Staples Retailing 0.6%
Bid Corp., Ltd. *	190,066	3,656,789
Clicks Group Ltd.	158,180	1,083,163
Massmart Holdings Ltd.	66,499	505,550
Pick n Pay Stores Ltd.	132,127	600,654
Shoprite Holdings Ltd.	244,220	2,560,676
The SPAR Group Ltd.	106,807	1,373,999
		9,780,831
Food, Beverage & Tobacco 0.3%
AVI Ltd.	235,914	1,259,968
Pioneer Foods Group Ltd.	74,355	772,388
Tiger Brands Ltd.	103,842	2,294,322
		4,326,678
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
Life Healthcare Group Holdings Ltd.	541,980	1,323,247
Netcare Ltd.	934,351	1,940,822
		3,264,069
Insurance 0.4%
Discovery Ltd.	181,934	1,390,532
MMI Holdings Ltd.	755,294	1,080,501
Sanlam Ltd.	1,045,598	4,137,052
		6,608,085
Materials 0.7%
AECI Ltd.	63,968	356,688
African Rainbow Minerals Ltd.	64,028	341,879
Anglo American Platinum Ltd. *	33,224	742,175
AngloGold Ashanti Ltd. *	234,639	3,134,388
Gold Fields Ltd.	411,596	1,429,385
Impala Platinum Holdings Ltd. *	328,831	940,831
Mondi Ltd.	67,440	1,305,750
Nampak Ltd.	439,031	575,028
Northam Platinum Ltd. *	145,554	380,358
PPC Ltd.	359,507	224,006
Sappi Ltd. *	355,743	1,667,658
Sibanye Gold Ltd.	387,219	1,107,888
		12,206,034
Media 2.1%
Naspers Ltd., N Shares	239,358	35,178,838
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd. *	187,753	3,843,875
Real Estate 0.5%
Fortress Income Fund Ltd.	361,837	839,716
Fortress Income Fund Ltd., A Shares	361,837	362,803
Growthpoint Properties Ltd.	1,418,415	2,119,326
Hyprop Investments Ltd.	122,316	917,214
New Europe Property Investments plc	117,367	1,373,062
Redefine Properties Ltd.	2,439,417	1,698,348
Resilient REIT Ltd.	151,807	1,255,825
		8,566,294
Retailing 0.5%
Imperial Holdings Ltd.	118,581	1,055,528
Mr Price Group Ltd.	129,705	1,521,527
The Foschini Group Ltd.	104,986	934,514
Truworths International Ltd.	288,576	1,725,071
Woolworths Holdings Ltd.	606,370	3,207,654
		8,444,294
Software & Services 0.0%
EOH Holdings Ltd.	63,211	554,905
Telecommunication Services 0.6%
MTN Group Ltd.	982,322	7,650,969
Telkom S.A. SOC Ltd.	185,020	681,944
Vodacom Group Ltd.	221,183	2,311,958
		10,644,871
Transportation 0.0%
Grindrod Ltd.	251,459	170,911
		150,259,755

10

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Taiwan 14.5%
Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	1,043,277	2,143,337
Yulon Motor Co., Ltd.	588,192	495,082
		2,638,419
Banks 1.5%
Chang Hwa Commercial Bank Ltd.	3,018,094	1,531,605
China Development Financial Holding Corp.	8,074,308	2,035,134
CTBC Financial Holding Co., Ltd.	9,482,623	4,972,107
E.Sun Financial Holding Co., Ltd.	4,228,587	2,366,323
Far Eastern International Bank	1,497,524	422,452
First Financial Holding Co., Ltd.	5,319,945	2,691,578
Hua Nan Financial Holdings Co., Ltd.	4,213,715	2,099,590
Mega Financial Holding Co., Ltd.	6,272,901	4,597,082
SinoPac Financial Holdings Co., Ltd.	5,324,734	1,564,153
Taishin Financial Holding Co., Ltd.	4,604,848	1,736,746
Taiwan Cooperative Financial Holding Co., Ltd.	4,457,863	1,954,694
		25,971,464
Capital Goods 0.2%
Far Eastern New Century Corp.	2,650,799	1,869,479
Taiwan Glass Industry Corp. *	898,311	373,234
Teco Electric & Machinery Co., Ltd.	1,241,000	995,083
Walsin Lihwa Corp. *	2,258,000	641,137
		3,878,933
Commercial & Professional Services 0.0%
Taiwan Secom Co., Ltd.	150,000	413,952
Consumer Durables & Apparel 0.3%
Eclat Textile Co., Ltd.	92,069	988,092
Feng TAY Enterprise Co., Ltd.	160,000	669,682
Formosa Taffeta Co., Ltd.	841,000	804,575
Giant Manufacturing Co., Ltd.	147,752	881,189
Pou Chen Corp.	1,309,792	1,757,099
		5,100,637
Diversified Financials 0.4%
Capital Securities Corp.	1,278,789	329,377
Fubon Financial Holding Co., Ltd.	4,013,114	4,737,597
Yuanta Financial Holding Co., Ltd.	5,618,700	1,895,154
		6,962,128
Energy 0.2%
Formosa Petrochemical Corp.	1,041,660	2,842,706
Food & Staples Retailing 0.1%
President Chain Store Corp.	300,400	2,279,770
Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	2,893,676	5,510,074
Insurance 0.4%
Cathay Financial Holding Co., Ltd.	4,318,189	4,991,820
Shin Kong Financial Holding Co., Ltd.	5,448,308	1,136,021
		6,127,841
Materials 1.7%
Asia Cement Corp.	1,335,286	1,017,458
China Steel Corp.	7,085,956	4,399,865
Security	Number of Shares	Value ($)
Eternal Materials Co., Ltd.	370,000	370,993
Formosa Chemicals & Fibre Corp.	2,585,008	6,515,528
Formosa Plastics Corp.	2,784,560	6,745,274
Nan Ya Plastics Corp.	3,189,816	6,083,758
Taiwan Cement Corp.	1,871,246	1,724,214
Taiwan Fertilizer Co., Ltd.	483,508	636,770
YFY, Inc.	1,682,000	500,281
		27,994,141
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
OBI Pharma, Inc. *	60,666	1,131,006
Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	996,276	420,047
Retailing 0.1%
Hotai Motor Co., Ltd.	191,160	1,825,875
Semiconductors & Semiconductor Equipment 4.9%
Advanced Semiconductor Engineering, Inc.	3,611,524	4,086,324
Epistar Corp.	493,828	305,874
Hermes Microvision, Inc.	30,000	1,062,476
Inotera Memories, Inc. *	1,300,000	1,161,978
MediaTek, Inc.	762,713	5,145,170
Novatek Microelectronics Corp.	301,608	1,003,433
Realtek Semiconductor Corp.	252,336	683,986
Siliconware Precision Industries Co., Ltd. ADR (a)	261,430	2,096,669
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,626,829	64,935,213
United Microelectronics Corp. ADR	1,442,626	2,712,137
Vanguard International Semiconductor Corp.	450,000	738,214
		83,931,474
Technology Hardware & Equipment 3.3%
Acer, Inc. *	1,682,086	660,198
Advantech Co., Ltd.	187,516	1,385,707
Asustek Computer, Inc.	410,426	3,523,780
AU Optronics Corp. ADR	520,186	1,425,310
Catcher Technology Co., Ltd.	385,224	2,929,415
Chicony Electronics Co., Ltd.	311,952	751,841
Compal Electronics, Inc.	2,526,638	1,487,511
Delta Electronics, Inc.	1,228,148	5,648,822
Foxconn Technology Co., Ltd.	581,699	1,328,833
Hon Hai Precision Industry Co., Ltd.	7,593,969	18,651,649
HTC Corp.	388,778	1,013,297
Innolux Corp.	5,534,029	1,640,906
Inventec Corp.	1,925,145	1,280,970
Largan Precision Co., Ltd.	53,256	4,441,742
Lite-On Technology Corp.	1,165,601	1,501,119
Pegatron Corp.	1,097,657	2,285,348
Quanta Computer, Inc.	1,682,000	2,991,368
Synnex Technology International Corp.	847,101	841,581
TPK Holding Co., Ltd.	132,756	267,039
Unimicron Technology Corp.	773,348	329,614
Wistron Corp.	1,469,668	944,103
		55,330,153

    11

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd. ADR	216,326	7,335,615
Far EasTone Telecommunications Co., Ltd.	875,280	2,015,593
Taiwan Mobile Co., Ltd.	953,524	3,260,036
		12,611,244
Transportation 0.1%
China Airlines Ltd. *	1,909,872	606,123
Eva Airways Corp. *	1,347,675	611,593
Evergreen Marine Corp., Ltd.	1,694,380	597,482
U-Ming Marine Transport Corp.	191,576	145,389
		1,960,587
		246,930,451
Thailand 2.7%
Banks 0.6%
Bangkok Bank PCL NVDR	287,200	1,314,407
Kasikornbank PCL NVDR	685,700	3,339,729
Krung Thai Bank PCL NVDR	2,105,700	1,007,907
The Siam Commercial Bank PCL NVDR	925,100	3,469,934
TMB Bank PCL NVDR	8,830,500	563,570
		9,695,547
Capital Goods 0.0%
Berli Jucker PCL NVDR	252,300	252,477
Consumer Services 0.1%
Minor International PCL NVDR	1,283,580	1,410,231
Energy 0.5%
Banpu PCL NVDR	1,261,500	430,799
IRPC PCL NVDR	6,825,800	951,504
PTT Exploration & Production PCL NVDR	759,004	1,651,856
PTT PCL NVDR	469,000	3,951,547
Thai Oil PCL NVDR	465,700	827,766
		7,813,472
Food & Staples Retailing 0.3%
Big C Supercenter PCL NVDR	103,500	602,603
CP ALL PCL NVDR	2,621,100	3,650,097
		4,252,700
Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	1,886,500	1,544,580
Thai Union Group PCL NVDR	565,000	349,517
		1,894,097
Health Care Equipment & Services 0.1%
Bangkok Dusit Medical Services PCL NVDR	1,968,500	1,327,945
Bumrungrad Hospital PCL NVDR	203,600	1,122,721
		2,450,666
Materials 0.3%
Indorama Ventures PCL NVDR	745,100	693,480
PTT Global Chemical PCL NVDR	942,014	1,568,925
The Siam Cement PCL NVDR	186,600	2,528,045
		4,790,450
Media 0.0%
BEC World PCL NVDR	657,900	454,867
Security	Number of Shares	Value ($)
Real Estate 0.1%
Central Pattana PCL NVDR	886,800	1,433,526
Land & Houses PCL NVDR	1,576,000	377,181
		1,810,707
Retailing 0.0%
Home Product Center PCL NVDR	1,289,619	319,472
Technology Hardware & Equipment 0.0%
Delta Electronics Thailand PCL NVDR	265,600	533,430
Telecommunication Services 0.3%
Advanced Info Service PCL NVDR	675,100	3,118,027
Intouch Holdings PCL NVDR	925,100	1,450,122
Total Access Communication PCL NVDR	376,600	392,676
True Corp. PCL NVDR	4,388,348	896,709
		5,857,534
Transportation 0.2%
Airports of Thailand PCL NVDR	240,700	2,668,081
BTS Group Holdings PCL	3,327,700	847,644
		3,515,725
Utilities 0.1%
Electricity Generating PCL NVDR	168,200	878,077
Glow Energy PCL NVDR	256,800	618,189
		1,496,266
		46,547,641
Turkey 1.7%
Automobiles & Components 0.0%
Tofas Turk Otomobil Fabrikasi	74,664	560,046
Banks 0.6%
Akbank T.A.S.	1,080,285	2,916,969
Turkiye Garanti Bankasi A/S	1,239,634	3,175,049
Turkiye Halk Bankasi A/S	328,885	990,560
Turkiye Is Bankasi, C Shares	894,256	1,366,386
Turkiye Vakiflar Bankasi T.A.O., Class D	719,169	1,086,678
Yapi ve Kredi Bankasi A/S *	547,808	766,503
		10,302,145
Capital Goods 0.1%
Enka Insaat ve Sanayi A/S	394,234	566,311
KOC Holding A/S	389,874	1,731,658
		2,297,969
Consumer Durables & Apparel 0.1%
Arcelik A/S	125,309	832,521
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	498,759	1,552,893
Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	82,438	1,860,102
Food & Staples Retailing 0.2%
BIM Birlesik Magazalar A/S	132,194	2,593,137

12

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	158,304	1,002,925
Coca-Cola Icecek A/S	37,014	451,444
Ulker Biskuvi Sanayi A/S	74,664	539,810
		1,994,179
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	762,675	1,064,564
Koza Altin Isletmeleri A/S *	26,839	124,936
Petkim Petrokimya Holding A/S *	356,103	512,743
		1,702,243
Real Estate 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,406,003	1,286,131
Telecommunication Services 0.1%
Turk Telekomunikasyon A/S	269,751	551,081
Turkcell Iletisim Hizmetleri A/S	493,667	1,799,623
		2,350,704
Transportation 0.1%
TAV Havalimanlari Holding A/S	65,724	337,121
Turk Hava Yollari Anonim Ortakligi *	309,090	651,344
		988,465
		28,320,535
United Arab Emirates 1.2%
Banks 0.3%
Abu Dhabi Commercial Bank PJSC	1,028,973	1,669,710
Dubai Islamic Bank PJSC	446,160	619,515
First Gulf Bank PJSC	651,581	2,102,218
Union National Bank PJSC	571,182	533,408
		4,924,851
Capital Goods 0.0%
Arabtec Holding PJSC *	1,351,018	503,933
Consumer Services 0.0%
Dubai Parks & Resorts PJSC *	1,387,397	536,389
Diversified Financials 0.1%
Al Waha Capital PJSC	506,906	273,265
Dubai Financial Market PJSC	985,055	329,880
Dubai Investments PJSC	773,760	410,801
		1,013,946
Energy 0.0%
Dana Gas PJSC *	3,366,753	485,823
Food, Beverage & Tobacco 0.0%
Agthia Group PJSC	85,353	172,430
Real Estate 0.4%
Aldar Properties PJSC	1,814,321	1,299,154
DAMAC Properties Dubai Co. PJSC	1,014,818	646,539
Deyaar Development PJSC *	1,255,613	201,697
Emaar Malls Group PJSC	1,234,588	917,647
Emaar Properties PJSC	2,027,783	3,450,582
		6,515,619
Telecommunication Services 0.3%
Emirates Telecommunications Group Co. PJSC	939,148	4,525,830
Security	Number of Shares	Value ($)
Transportation 0.1%
Air Arabia PJSC	1,280,666	467,231
DP World Ltd.	92,800	1,596,160
		2,063,391
		20,742,212
Total Common Stock
(Cost $1,803,980,386)		1,655,547,846

Preferred Stock 2.0% of net assets
Brazil 1.6%
Banks 0.8%
Banco Bradesco S.A.	1,555,465	9,845,808
Itausa - Investimentos Itau S.A.	2,137,577	4,237,174
		14,082,982
Energy 0.3%
Petroleo Brasileiro S.A. *	2,329,413	5,199,467
Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao	84,100	944,432
Materials 0.1%
Braskem S.A., A Shares	90,514	527,705
Gerdau S.A.	536,558	829,714
Suzano Papel e Celulose S.A., A Shares	168,200	684,567
		2,041,986
Retailing 0.1%
Lojas Americanas S.A.	378,450	1,614,874
Telecommunication Services 0.1%
Telefonica Brasil S.A.	216,688	2,520,006
Utilities 0.1%
Companhia Energetica de Minas Gerais	468,195	731,799
Companhia Energetica de Sao Paulo, B Shares	110,461	371,372
Companhia Paranaense de Energia - Copel, B Shares	84,100	552,884
		1,656,055
		28,059,802
Colombia 0.1%
Banks 0.1%
Grupo Aval Acciones y Valores S.A.	2,156,374	791,947
Diversified Financials 0.0%
Grupo de Inversiones Suramericana S.A.	62,470	734,569
		1,526,516
Russia 0.3%
Energy 0.3%
AK Transneft OAO *	750	1,929,589
Surgutneftegas OAO *	5,141,132	3,225,063
		5,154,652
Total Preferred Stock
(Cost $54,082,716)		34,740,970

    13

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rights 0.0% of net assets
Brazil 0.0%
Utilities 0.0%
EDP - Energias do Brasil S.A. *(e)	31,022	6,115
Thailand 0.0%
Telecommunication Services 0.0%
True Corp. PCL *(c)(e)	1,387,718	5,826
United Arab Emirates 0.0%
Banks 0.0%
Dubai Islamic Bank PJSC *	108,900	55,148
Total Rights
(Cost $—)		67,089

Other Investment Companies 0.7% of net assets
United States 0.7%
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (d)	6,261,724	6,261,724
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.23% (d)	4,797,221	4,797,221
Total Other Investment Companies
(Cost $11,058,945)		11,058,945

End of Investments

At 05/31/16, the tax basis cost of the fund's investments was $1,892,070,061 and the unrealized appreciation and depreciation were $114,669,041 and ($305,324,252), respectively, with a net unrealized depreciation of ($190,655,211).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,527,312.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,816,030 or 0.6% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $530,122 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 5/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/17/16	100	4,028,000	(37,266)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,492,719,371	$—	$—	$1,492,719,371
Malaysia [1]	50,762,772	—	—	50,762,772
Banks	20,376,624	—	819,406	21,196,030
Mexico [1]	77,259,710	—	—	77,259,710
Materials	13,293,339	—	316,624	13,609,963
Preferred Stock[1]	34,740,970	—	—	34,740,970
Rights [1]	55,148	—	—	55,148
Brazil [1]	—	—	6,115	6,115
Thailand [1]	—	—	5,826	5,826
Other Investment Companies[1]	11,058,945	—	—	11,058,945
Total	$1,700,266,879	$—	$1,147,971	$1,701,414,850
14

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Liabilities Valuation Input Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($37,266)	$—	$—	($37,266)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2016
Common Stock
China	$4,014,121	$—	$96,249	$33,018	($443,258)	$—	($3,700,130)	$—
Mexico	—	—	28,511	80,102	—	208,011	—	316,624
Malaysia	—	—	1,761	339,137	—	478,508	—	819,406
Pakistan	137,863	(37,191)	24,718	—	(125,390)	—	—	—
Rights
Brazil	—	—	6,115	—	—	—	—	6,115
Thailand	—	—	5,826	—	—	—	—	5,826
Total	$4,151,984	($37,191)	$163,180	$452,257	($568,648)	$686,519	($3,700,130)	$1,147,971
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended May 31, 2016. Transfers from Level 1 to Level 3 were the result of fair valued securities for which no quoted value was available. Transfers from Level 3 to Level 1 were the result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2016.
    15

Schwab International Equity ETFs
Notes to Portfolio Holdings
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
16

Schwab International Equity ETFs
Notes to Portfolio Holdings (continued)
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451MAY16
17

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	5,342,947,548	6,166,427,046
0.0%	Rights	61,021	69,400
0.4%	Other Investment Companies	27,606,336	27,606,336
100.1%	Total Investments	5,370,614,905	6,194,102,782
(0.1%)	Other Assets and Liabilities, Net		(6,460,657)
100.0%	Net Assets		6,187,642,125

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	17,498	291,692
Autoliv, Inc.	25,000	3,065,250
BorgWarner, Inc.	63,856	2,173,020
Cooper Tire & Rubber Co.	15,324	492,360
Cooper-Standard Holding, Inc. *	3,428	294,637
Dana Holding Corp.	41,752	501,859
Delphi Automotive plc	77,180	5,245,153
Dorman Products, Inc. *	9,824	542,383
Drew Industries, Inc.	5,084	393,298
Ford Motor Co.	1,084,044	14,623,754
General Motors Co.	391,673	12,251,531
Gentex Corp.	74,880	1,241,510
Gentherm, Inc. *	15,162	554,626
Harley-Davidson, Inc.	52,596	2,439,928
Johnson Controls, Inc.	178,183	7,866,780
Lear Corp.	20,816	2,472,108
Modine Manufacturing Co. *	33,182	331,820
Standard Motor Products, Inc.	5,880	227,203
Tenneco, Inc. *	15,236	818,478
Tesla Motors, Inc. *(a)	29,929	6,681,051
The Goodyear Tire & Rubber Co.	74,126	2,073,304
Thor Industries, Inc.	12,280	798,200
Visteon Corp.	9,884	741,102
Winnebago Industries, Inc.	14,370	323,612
		66,444,659
Banks 5.8%
1st Source Corp.	9,868	334,427
Ameris Bancorp	10,260	326,576
Associated Banc-Corp.	51,896	969,936
Astoria Financial Corp.	22,133	353,685
BancorpSouth, Inc.	24,830	593,189
Bank of America Corp.	2,882,681	42,634,852
Security	Number of Shares	Value ($)
Bank of Hawaii Corp.	12,280	882,318
Bank of the Ozarks, Inc.	19,648	764,504
BankUnited, Inc.	27,541	911,607
Banner Corp.	10,680	475,153
BB&T Corp.	219,989	8,001,000
Beneficial Bancorp, Inc. *	24,002	330,508
Berkshire Hills Bancorp, Inc.	10,260	281,945
BNC Bancorp	13,350	318,264
Bofl Holding, Inc. *(a)	13,669	256,567
BOK Financial Corp. (a)	8,793	560,466
Boston Private Financial Holdings, Inc.	20,177	254,028
Brookline Bancorp, Inc.	22,134	257,418
Bryn Mawr Bank Corp.	9,968	291,464
Capital Bank Financial Corp., Class A	5,696	175,665
Capitol Federal Financial, Inc.	42,364	575,303
Cardinal Financial Corp.	12,650	287,155
Cathay General Bancorp	19,736	608,264
CenterState Banks, Inc.	20,220	319,880
Central Pacific Financial Corp.	10,368	248,521
Chemical Financial Corp.	15,299	602,781
CIT Group, Inc.	47,422	1,624,678
Citigroup, Inc.	817,806	38,085,225
Citizens Financial Group, Inc.	145,319	3,422,263
City Holding Co.	4,912	241,474
CoBiz Financial, Inc.	22,210	280,957
Columbia Banking System, Inc.	17,192	523,840
Comerica, Inc.	51,770	2,438,367
Commerce Bancshares, Inc.	25,925	1,268,510
Community Trust Bancorp, Inc.	8,070	291,166
Cullen/Frost Bankers, Inc.	15,236	1,019,288
Customers Bancorp, Inc. *	11,160	300,092
CVB Financial Corp.	24,774	434,784
Eagle Bancorp, Inc. *	7,883	405,896
East West Bancorp, Inc.	41,752	1,611,627
Enterprise Financial Services Corp.	10,756	307,622
EverBank Financial Corp.	27,404	419,829
F.N.B. Corp.	52,804	707,046
Fifth Third Bancorp	222,036	4,189,819
First BanCorp (Puerto Rico) *	39,528	166,413
First Busey Corp.	14,884	330,276
First Citizens BancShares, Inc., Class A	2,964	767,854
First Commonwealth Financial Corp.	32,103	301,447
First Financial Bancorp	33,416	660,634
First Financial Bankshares, Inc. (a)	27,269	913,784
First Financial Corp.	228	8,422
First Horizon National Corp.	66,588	969,521
First Interstate BancSystem, Inc., Class A	10,168	294,567
First Merchants Corp.	12,805	331,778
First Midwest Bancorp, Inc.	24,560	459,272
First NBC Bank Holding Co. *	8,170	152,534
First Niagara Financial Group, Inc.	93,772	1,023,990

    1

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First Republic Bank	39,405	2,853,316
FirstMerit Corp.	42,531	964,603
Flagstar Bancorp, Inc. *	5,196	125,951
Flushing Financial Corp.	14,840	309,562
Fulton Financial Corp.	59,264	844,512
German American Bancorp, Inc.	868	27,941
Glacier Bancorp, Inc.	17,827	487,390
Great Southern Bancorp, Inc.	352	13,809
Great Western Bancorp, Inc.	18,561	631,445
Hancock Holding Co.	22,104	607,639
Hanmi Financial Corp.	10,680	259,951
Heartland Financial USA, Inc.	7,870	276,237
Hilltop Holdings, Inc. *	18,052	368,983
Home BancShares, Inc.	19,648	863,530
Huntington Bancshares, Inc.	230,864	2,412,529
IBERIABANK Corp.	10,329	640,398
Independent Bank Corp.	15,316	754,926
International Bancshares Corp.	27,052	758,538
Investors Bancorp, Inc.	92,011	1,101,372
JPMorgan Chase & Co.	1,021,697	66,686,163
KeyCorp	236,856	3,036,494
Lakeland Bancorp, Inc.	3,076	35,497
Lakeland Financial Corp.	5,676	278,521
LegacyTexas Financial Group, Inc.	13,085	352,248
LendingTree, Inc. *(a)	2,690	223,943
M&T Bank Corp.	44,255	5,288,473
MainSource Financial Group, Inc.	14,370	324,475
MB Financial, Inc.	14,777	534,189
Meridian Bancorp, Inc.	21,520	322,800
MGIC Investment Corp. *	92,043	648,903
National Bank Holdings Corp., Class A	3,761	79,921
Nationstar Mortgage Holdings, Inc. *(a)	19,005	242,504
New York Community Bancorp, Inc.	136,355	2,146,228
NMI Holdings, Inc., Class A *	34,360	214,406
Northfield Bancorp, Inc.	15,027	233,670
Northwest Bancshares, Inc.	36,840	545,600
Opus Bank	8,442	317,926
Oritani Financial Corp.	17,192	287,966
PacWest Bancorp	32,697	1,362,811
Park National Corp.	6,482	608,919
People's United Financial, Inc.	128,824	2,045,725
PHH Corp. *	14,924	213,115
Pinnacle Financial Partners, Inc.	7,826	384,883
Popular, Inc.	27,026	846,995
PrivateBancorp, Inc.	22,104	980,312
Prosperity Bancshares, Inc.	15,057	810,819
Provident Financial Services, Inc.	19,648	401,212
Radian Group, Inc.	58,954	731,619
Regions Financial Corp.	374,042	3,676,833
S&T Bancorp, Inc.	7,427	192,137
Sandy Spring Bancorp, Inc.	5,318	156,296
ServisFirst Bancshares, Inc.	6,780	352,831
Signature Bank *	13,180	1,779,300
Simmons First National Corp., Class A	13,759	653,277
South State Corp.	6,008	435,520
Southside Bancshares, Inc.	13,306	392,401
State Bank Financial Corp.	7,627	165,811
Sterling Bancorp	32,722	538,604
Stock Yards Bancorp, Inc.	5,766	167,373
Security	Number of Shares	Value ($)
SunTrust Banks, Inc.	143,004	6,266,435
SVB Financial Group *	13,180	1,452,436
Synovus Financial Corp.	37,341	1,201,260
Talmer Bancorp, Inc., Class A	17,730	353,536
TCF Financial Corp.	49,368	709,418
Texas Capital Bancshares, Inc. *	10,072	516,089
TFS Financial Corp.	34,384	634,385
The PNC Financial Services Group, Inc.	140,630	12,620,136
Tompkins Financial Corp.	5,380	357,985
Towne Bank	15,240	332,994
TrustCo Bank Corp.	24,690	162,213
Trustmark Corp.	19,648	486,877
U.S. Bancorp	455,832	19,518,726
UMB Financial Corp.	9,824	565,371
Umpqua Holdings Corp.	55,075	880,649
United Bankshares, Inc.	17,575	699,661
United Financial Bancorp, Inc.	15,028	199,722
Valley National Bancorp	64,013	610,044
Walker & Dunlop, Inc. *	12,269	294,824
Walter Investment Management Corp. *(a)	19,812	98,466
Washington Federal, Inc.	29,472	736,505
Washington Trust Bancorp, Inc.	7,570	290,082
Webster Financial Corp.	24,899	975,045
Wells Fargo & Co.	1,294,446	65,654,301
WesBanco, Inc.	15,626	510,345
Western Alliance Bancorp *	24,674	930,210
Wilshire Bancorp, Inc.	26,200	299,466
Wintrust Financial Corp.	12,280	654,156
WSFS Financial Corp.	8,514	301,992
Zions Bancorp	57,156	1,601,511
		358,482,643
Capital Goods 7.5%
3M Co.	170,700	28,732,224
A.O. Smith Corp.	19,648	1,617,030
AAON, Inc.	11,245	308,563
AAR Corp.	9,824	239,804
Actuant Corp., Class A	22,104	603,218
Acuity Brands, Inc.	12,280	3,181,011
Advanced Drainage Systems, Inc. (a)	9,170	222,923
AECOM *	37,908	1,217,226
Aegion Corp. *	10,044	200,780
Aerojet Rocketdyne Holdings, Inc. *	15,054	259,531
Aerovironment, Inc. *	11,856	341,571
AGCO Corp.	18,918	982,412
Air Lease Corp.	23,213	697,551
Aircastle Ltd.	22,104	467,279
Alamo Group, Inc.	5,528	340,746
Albany International Corp., Class A	7,666	301,504
Allegion plc	25,092	1,697,223
Allison Transmission Holdings, Inc.	44,884	1,260,792
Altra Industrial Motion Corp.	5,518	149,207
Ameresco, Inc., Class A *	5,876	27,500
American Railcar Industries, Inc. (a)	2,809	111,461
American Woodmark Corp. *	3,890	314,156
AMETEK, Inc.	66,312	3,171,040
Apogee Enterprises, Inc.	15,569	704,030
Applied Industrial Technologies, Inc.	12,017	543,168

2

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Armstrong Flooring, Inc. *	6,192	102,725
Armstrong World Industries, Inc. *	12,447	514,683
Astec Industries, Inc.	5,048	269,260
Astronics Corp. *	3,809	146,647
AZZ, Inc.	5,284	311,862
B/E Aerospace, Inc.	25,594	1,219,298
Babcock & Wilcox Enterprises, Inc. *	15,741	342,367
Barnes Group, Inc.	12,464	416,173
Beacon Roofing Supply, Inc. *	12,280	529,882
Briggs & Stratton Corp.	12,521	279,469
Builders FirstSource, Inc. *	24,790	291,530
BWX Technologies, Inc.	31,928	1,122,908
Carlisle Cos., Inc.	17,192	1,784,873
Caterpillar, Inc.	158,169	11,468,834
Chart Industries, Inc. *	13,860	359,806
Chicago Bridge & Iron Co. N.V.	27,620	1,056,189
CIRCOR International, Inc.	4,912	275,269
CLARCOR, Inc.	20,764	1,231,305
Colfax Corp. *	25,427	688,817
Columbus McKinnon Corp.	2,752	41,225
Comfort Systems USA, Inc.	10,136	324,352
Continental Building Products, Inc. *	22,634	518,545
Crane Co.	14,736	845,846
CSW Industrials, Inc. *	7,942	265,581
Cubic Corp.	5,683	231,866
Cummins, Inc.	43,495	4,978,873
Curtiss-Wright Corp.	12,280	1,021,942
Danaher Corp.	167,338	16,459,366
Deere & Co.	87,694	7,216,339
DigitalGlobe, Inc. *	17,841	373,412
Donaldson Co., Inc.	29,808	998,866
Douglas Dynamics, Inc.	13,550	294,306
Dover Corp.	44,936	2,999,478
DXP Enterprises, Inc. *	8,842	122,727
Dycom Industries, Inc. *	7,849	666,302
Eaton Corp. plc	127,749	7,873,171
EMCOR Group, Inc.	17,192	817,480
Emerson Electric Co.	184,831	9,614,909
Encore Wire Corp.	5,383	209,883
EnerSys	12,474	749,937
Engility Holdings, Inc. *	1,304	30,683
EnPro Industries, Inc.	5,064	256,086
ESCO Technologies, Inc.	9,824	395,613
Esterline Technologies Corp. *	9,824	662,236
Fastenal Co.	82,577	3,801,019
Federal Signal Corp.	17,238	224,266
Flowserve Corp.	39,379	1,895,311
Fluor Corp.	38,135	2,012,765
Fortune Brands Home & Security, Inc.	42,252	2,478,925
Franklin Electric Co., Inc.	11,068	369,450
GATX Corp.	14,736	675,940
Generac Holdings, Inc. *	17,486	662,894
General Cable Corp.	17,362	237,165
General Dynamics Corp.	84,787	12,028,732
General Electric Co.	2,609,579	78,887,573
Gibraltar Industries, Inc. *	4,484	133,982
Global Brass & Copper Holdings, Inc.	480	13,099
Graco, Inc.	17,192	1,380,002
Granite Construction, Inc.	13,840	594,151
Great Lakes Dredge & Dock Corp. *	15,154	69,102
Security	Number of Shares	Value ($)
Griffon Corp.	12,345	208,013
H&E Equipment Services, Inc.	9,922	190,701
Harsco Corp.	27,016	177,765
HD Supply Holdings, Inc. *	41,900	1,479,070
HEICO Corp.	14,986	997,318
Hexcel Corp.	25,016	1,092,449
Hillenbrand, Inc.	19,648	613,411
Honeywell International, Inc.	212,040	24,136,513
Hubbell, Inc.	13,998	1,487,567
Huntington Ingalls Industries, Inc.	12,422	1,905,659
Hyster-Yale Materials Handling, Inc.	3,114	190,919
IDEX Corp.	22,104	1,842,147
Illinois Tool Works, Inc.	88,771	9,412,389
Ingersoll-Rand plc	69,445	4,639,620
ITT, Inc.	24,560	872,126
Jacobs Engineering Group, Inc. *	34,384	1,742,925
John Bean Technologies Corp.	7,427	450,670
Joy Global, Inc.	29,087	495,352
KBR, Inc.	39,848	579,788
Kennametal, Inc.	22,104	541,106
KLX, Inc. *	12,797	420,893
L-3 Communications Holdings, Inc.	20,718	2,842,717
Lennox International, Inc.	12,422	1,706,162
Lincoln Electric Holdings, Inc.	15,578	937,484
Lindsay Corp. (a)	2,677	190,977
Lockheed Martin Corp.	74,065	17,496,375
Lydall, Inc. *	1,704	64,513
Manitowoc Foodservice, Inc. *	41,752	687,655
Masco Corp.	92,982	3,034,933
Masonite International Corp. *	9,569	668,203
MasTec, Inc. *	19,119	439,737
Meritor, Inc. *	27,540	243,454
Moog, Inc., Class A *	10,108	545,124
MSC Industrial Direct Co., Inc., Class A	12,280	920,386
Mueller Industries, Inc.	30,574	950,546
Mueller Water Products, Inc., Class A	41,753	459,701
MYR Group, Inc. *	10,560	255,446
Navistar International Corp. *	35,596	400,455
Nordson Corp.	14,736	1,281,737
Nortek, Inc. *	2,909	143,326
Northrop Grumman Corp.	50,699	10,782,156
NOW, Inc. *	36,196	627,639
Orbital ATK, Inc.	17,760	1,545,653
Oshkosh Corp.	16,572	760,821
Owens Corning	36,989	1,889,028
PACCAR, Inc.	98,240	5,476,880
Parker-Hannifin Corp.	38,524	4,424,096
Pentair plc	52,110	3,139,106
PGT, Inc. *	21,020	225,334
Primoris Services Corp.	12,678	272,831
Quanex Building Products Corp.	9,868	196,571
Quanta Services, Inc. *	42,057	1,010,630
Raven Industries, Inc.	20,112	405,458
Raytheon Co.	82,052	10,639,683
RBC Bearings, Inc. *	7,368	551,863
Regal Beloit Corp.	12,280	701,556
Rexnord Corp. *	52,385	1,086,465
Rockwell Automation, Inc.	36,268	4,208,901
Rockwell Collins, Inc.	37,234	3,291,486
Roper Technologies, Inc.	27,016	4,621,897

    3

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rush Enterprises, Inc., Class A *	7,757	170,809
Sensata Technologies Holding N.V. *	44,949	1,662,214
Simpson Manufacturing Co., Inc.	10,358	409,866
Snap-on, Inc.	15,036	2,433,126
SolarCity Corp. *(a)	13,681	306,318
Spirit AeroSystems Holdings, Inc., Class A *	35,135	1,643,615
SPX Corp.	10,758	178,260
SPX FLOW, Inc. *	10,758	322,417
Standex International Corp.	2,456	212,862
Stanley Black & Decker, Inc.	39,266	4,444,126
Sun Hydraulics Corp.	5,383	157,560
TAL International Group, Inc. *	18,230	261,783
TASER International, Inc. *	13,170	294,613
Teledyne Technologies, Inc. *	9,871	968,641
Tennant Co.	7,368	395,662
Terex Corp.	31,928	676,235
Textainer Group Holdings Ltd. (a)	16,440	218,981
Textron, Inc.	76,136	2,897,736
The Boeing Co.	173,572	21,896,108
The Gorman-Rupp Co.	1,580	48,901
The Greenbrier Cos., Inc. (a)	3,289	94,394
The Manitowoc Co., Inc.	41,752	237,986
The Middleby Corp. *	14,835	1,842,507
The Timken Co.	22,104	734,958
The Toro Co.	15,030	1,342,329
Thermon Group Holdings, Inc. *	13,150	264,315
TransDigm Group, Inc. *	14,409	3,797,348
Trex Co., Inc. *	11,016	497,593
TriMas Corp. *	10,443	178,471
Trinity Industries, Inc.	44,208	798,397
Triumph Group, Inc.	12,582	474,719
Tutor Perini Corp. *	10,432	235,972
United Rentals, Inc. *	27,454	1,912,720
United Technologies Corp.	215,414	21,666,340
Univar, Inc. *	12,650	236,049
Universal Forest Products, Inc.	4,984	418,357
USG Corp. *	22,580	651,659
Valmont Industries, Inc.	6,059	838,081
W.W. Grainger, Inc.	15,609	3,564,315
Wabash National Corp. *	17,463	247,625
WABCO Holdings, Inc. *	13,964	1,506,716
Wabtec Corp.	24,760	1,915,929
Watsco, Inc.	7,368	989,007
Watts Water Technologies, Inc., Class A	7,462	429,438
WESCO International, Inc. *	12,280	716,292
Woodward, Inc.	14,736	839,068
Xylem, Inc.	49,120	2,193,699
		464,364,750
Commercial & Professional Services 1.0%
Acacia Research Corp.	33,014	170,352
ACCO Brands Corp. *	30,680	304,959
Brady Corp., Class A	12,280	390,381
CEB, Inc.	7,758	494,650
Cintas Corp.	24,018	2,276,906
Clean Harbors, Inc. *	14,736	758,757
Copart, Inc. *	29,912	1,480,943
Covanta Holding Corp.	36,840	614,123
Security	Number of Shares	Value ($)
Deluxe Corp.	14,736	959,756
Equifax, Inc.	34,384	4,323,100
Essendant, Inc.	14,736	453,721
Exponent, Inc.	5,484	295,642
FTI Consulting, Inc. *	10,296	430,888
G&K Services, Inc., Class A	7,368	552,305
GP Strategies Corp. *	11,456	274,944
Healthcare Services Group, Inc.	19,648	766,272
Herman Miller, Inc.	14,992	474,647
HNI Corp.	14,736	678,888
Huron Consulting Group, Inc. *	6,312	369,504
ICF International, Inc. *	5,118	208,712
IHS, Inc., Class A *	17,999	2,212,617
Insperity, Inc.	7,377	530,923
KAR Auction Services, Inc.	37,818	1,552,051
Kelly Services, Inc., Class A	7,827	155,131
Kforce, Inc.	9,936	185,803
Knoll, Inc.	12,457	309,183
Korn/Ferry International	12,350	356,297
ManpowerGroup, Inc.	22,104	1,762,794
Matthews International Corp., Class A	9,824	539,043
McGrath RentCorp	5,314	151,608
Multi-Color Corp.	4,090	255,012
Navigant Consulting, Inc. *	14,788	235,573
Nielsen Holdings plc	101,107	5,398,103
On Assignment, Inc. *	13,405	504,966
Pitney Bowes, Inc.	56,488	1,052,371
R.R. Donnelley & Sons Co.	85,862	1,398,692
Republic Services, Inc.	69,335	3,347,494
Resources Connection, Inc.	20,012	311,787
Robert Half International, Inc.	34,761	1,445,710
Rollins, Inc.	29,706	844,245
RPX Corp. *	28,772	289,159
Steelcase, Inc., Class A	20,094	320,700
Stericycle, Inc. *	24,560	2,406,634
Team, Inc. *	7,368	223,398
Tetra Tech, Inc.	15,336	469,282
The Advisory Board Co. *	15,554	510,638
The Brink's Co.	14,736	429,554
The Dun & Bradstreet Corp.	10,418	1,322,044
TransUnion *	16,584	548,930
TriNet Group, Inc. *	22,326	449,869
TrueBlue, Inc. *	14,736	291,920
Tyco International plc	116,000	4,943,920
UniFirst Corp.	4,912	568,171
US Ecology, Inc.	6,074	275,213
Verisk Analytics, Inc. *	43,512	3,454,418
Viad Corp.	10,756	342,148
WageWorks, Inc. *	14,356	804,654
Waste Management, Inc.	112,146	6,835,299
West Corp.	30,287	639,056
		63,953,860
Consumer Durables & Apparel 1.6%
Beazer Homes USA, Inc. *	12,945	101,618
Brunswick Corp.	24,560	1,175,687
CalAtlantic Group, Inc.	28,418	1,051,182
Callaway Golf Co.	33,870	340,732
Carter's, Inc.	15,350	1,543,289
Cavco Industries, Inc. *	2,600	258,232

4

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Coach, Inc.	74,450	2,934,819
Columbia Sportswear Co.	9,824	522,342
Crocs, Inc. *	27,067	266,339
D.R. Horton, Inc.	86,517	2,643,960
Deckers Outdoor Corp. *	8,068	424,296
Ethan Allen Interiors, Inc.	5,484	185,195
G-III Apparel Group Ltd. *	12,409	485,440
Garmin Ltd.	31,928	1,357,579
Hanesbrands, Inc.	108,064	2,925,292
Harman International Industries, Inc.	19,648	1,537,260
Hasbro, Inc.	31,928	2,786,995
Helen of Troy Ltd. *	6,810	700,272
Iconix Brand Group, Inc. *	22,610	174,323
iRobot Corp. *	5,523	212,636
Kate Spade & Co. *	29,713	649,526
KB Home	26,470	368,992
La-Z-Boy, Inc.	15,270	404,350
Leggett & Platt, Inc.	37,181	1,868,717
Lennar Corp., B Shares	6,380	233,508
Lennar Corp., Class A	48,448	2,207,775
LGI Homes, Inc. *(a)	7,594	205,190
Libbey, Inc.	7,800	133,302
lululemon athletica, Inc. *	27,841	1,810,500
M.D.C Holdings, Inc.	21,012	488,319
M/I Homes, Inc. *	11,160	210,701
Mattel, Inc.	96,448	3,074,762
Michael Kors Holdings Ltd. *	54,788	2,340,543
Mohawk Industries, Inc. *	17,356	3,413,752
Movado Group, Inc.	5,184	106,376
NACCO Industries, Inc., Class A	2,456	129,038
Newell Brands, Inc.	121,685	5,803,158
NIKE, Inc., Class B	376,081	20,767,193
NVR, Inc. *	1,048	1,816,184
Oxford Industries, Inc.	4,914	311,400
Polaris Industries, Inc.	17,306	1,471,356
PulteGroup, Inc.	93,328	1,750,833
PVH Corp.	22,487	2,109,281
Ralph Lauren Corp.	17,192	1,621,721
Skechers U.S.A., Inc., Class A *	30,204	941,459
Smith & Wesson Holding Corp. *	18,024	439,245
Steven Madden Ltd. *	17,755	609,174
Sturm Ruger & Co., Inc.	5,134	340,025
Taylor Morrison Home Corp., Class A *	8,158	121,554
Tempur Sealy International, Inc. *	16,012	932,219
Toll Brothers, Inc. *	65,125	1,898,394
TopBuild Corp. *	11,164	403,467
TRI Pointe Group, Inc. *	32,805	382,506
Tumi Holdings, Inc. *	25,040	671,823
Tupperware Brands Corp.	13,008	735,993
Under Armour, Inc., Class A *	49,164	1,854,958
Under Armour, Inc., Class C *	49,164	1,719,265
Unifi, Inc. *	10,372	260,648
Universal Electronics, Inc. *	2,799	181,739
VF Corp.	94,582	5,894,350
Vista Outdoor, Inc. *	15,536	779,596
WCI Communities, Inc. *	11,360	195,506
Whirlpool Corp.	21,548	3,762,712
William Lyon Homes, Class A *	11,560	187,503
Wolverine World Wide, Inc.	29,472	536,685
		97,772,786
Security	Number of Shares	Value ($)
Consumer Services 2.2%
2U, Inc. *	13,970	388,925
Apollo Education Group, Inc. *	47,266	434,375
Aramark	65,911	2,194,177
Belmond Ltd., Class A *	24,560	233,566
BJ's Restaurants, Inc. *	5,888	263,782
Bob Evans Farms, Inc.	7,503	334,709
Boyd Gaming Corp. *	13,027	246,341
Bright Horizons Family Solutions, Inc. *	10,544	683,146
Brinker International, Inc.	13,501	607,140
Buffalo Wild Wings, Inc. *	6,626	963,354
Capella Education Co.	5,680	298,030
Carnival Corp.	126,365	6,032,665
Carriage Services, Inc.	780	18,361
Chipotle Mexican Grill, Inc. *	8,204	3,625,840
Choice Hotels International, Inc.	10,943	496,593
Churchill Downs, Inc.	3,173	398,243
Chuy's Holdings, Inc. *	9,070	298,856
ClubCorp Holdings, Inc.	20,536	247,870
Cracker Barrel Old Country Store, Inc. (a)	7,368	1,116,105
Darden Restaurants, Inc.	31,912	2,164,591
Dave & Buster's Entertainment, Inc. *	6,480	252,914
Denny's Corp. *	24,790	265,997
Diamond Resorts International, Inc. *(a)	21,012	481,805
DineEquity, Inc.	5,447	457,875
Domino's Pizza, Inc.	14,886	1,799,420
Dunkin' Brands Group, Inc.	27,717	1,199,869
Fiesta Restaurant Group, Inc. *	11,856	297,941
Graham Holdings Co., Class B	1,012	503,925
Grand Canyon Education, Inc. *	12,484	521,332
H&R Block, Inc.	69,806	1,491,056
Hilton Worldwide Holdings, Inc.	146,368	3,041,527
Houghton Mifflin Harcourt Co. *	28,384	488,205
Hyatt Hotels Corp., Class A *	8,600	394,826
International Speedway Corp., Class A	7,510	248,431
Interval Leisure Group, Inc.	31,358	450,302
Jack in the Box, Inc.	10,380	884,376
K12, Inc. *	18,098	214,823
Krispy Kreme Doughnuts, Inc. *	17,363	371,221
Las Vegas Sands Corp.	103,725	4,796,244
LifeLock, Inc. *	31,180	407,523
Marriott International, Inc., Class A (a)	55,288	3,651,219
Marriott Vacations Worldwide Corp.	7,570	458,742
McDonald's Corp.	253,217	30,907,667
MGM Resorts International *	133,485	3,050,132
Norwegian Cruise Line Holdings Ltd. *	44,309	2,056,381
Panera Bread Co., Class A *	7,482	1,639,680
Papa John's International, Inc.	10,080	638,467
Penn National Gaming, Inc. *	17,392	272,533
Pinnacle Entertainment, Inc. *	15,335	172,672
Popeyes Louisiana Kitchen, Inc. *	12,396	720,456
Red Robin Gourmet Burgers, Inc. *	5,820	295,132
Regis Corp. *	14,992	195,496
Royal Caribbean Cruises Ltd.	45,838	3,547,403

    5

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ruth's Hospitality Group, Inc.	17,530	291,173
Scientific Games Corp., Class A *	23,304	228,146
Service Corp. International	56,923	1,559,690
ServiceMaster Global Holdings, Inc. *	39,672	1,517,057
Six Flags Entertainment Corp.	23,736	1,369,330
Sonic Corp.	17,192	512,150
Sotheby's	17,288	516,911
Starbucks Corp.	408,630	22,429,701
Starwood Hotels & Resorts Worldwide, Inc.	43,840	3,219,171
Strayer Education, Inc. *	5,380	259,155
Texas Roadhouse, Inc.	17,192	770,373
The Cheesecake Factory, Inc.	12,722	634,446
The Wendy's Co.	72,828	748,672
Vail Resorts, Inc.	9,824	1,289,400
Weight Watchers International, Inc. *(a)	12,670	192,077
Wyndham Worldwide Corp.	33,206	2,237,752
Wynn Resorts Ltd.	21,385	2,056,809
Yum! Brands, Inc.	118,843	9,755,822
Zoe's Kitchen, Inc. *	8,734	322,459
		137,132,555
Diversified Financials 4.6%
Affiliated Managers Group, Inc. *	14,736	2,556,991
Ally Financial, Inc. *	115,859	2,078,510
American Express Co.	232,451	15,285,978
Ameriprise Financial, Inc.	48,265	4,907,102
Berkshire Hathaway, Inc., Class B *	521,676	73,316,345
BGC Partners, Inc., Class A	32,446	301,423
BlackRock, Inc.	34,521	12,560,466
Capital One Financial Corp.	148,516	10,877,312
Cash America International, Inc.	7,511	272,424
CBOE Holdings, Inc.	22,630	1,440,399
CME Group, Inc.	94,410	9,241,795
Cohen & Steers, Inc.	7,368	284,331
Cowen Group, Inc., Class A *	57,070	191,184
Credit Acceptance Corp. *(a)	2,456	460,107
Diamond Hill Investment Group, Inc.	1,300	234,338
Discover Financial Services	118,660	6,741,075
E*TRADE Financial Corp. *	76,584	2,135,928
Eaton Vance Corp.	31,928	1,160,902
Encore Capital Group, Inc. *(a)	5,184	139,398
Evercore Partners, Inc., Class A	10,794	561,288
FactSet Research Systems, Inc.	12,280	1,953,380
Federated Investors, Inc., Class B	29,143	941,902
Financial Engines, Inc.	21,022	581,048
First Cash Financial Services, Inc.	13,670	597,242
FNFV Group *	24,594	295,620
Franklin Resources, Inc.	106,094	3,962,611
GAMCO Investors, Inc., Class A	2,928	107,370
Green Dot Corp., Class A *	20,020	441,641
Greenhill & Co., Inc.	5,506	113,534
HFF, Inc., Class A	12,280	395,416
Interactive Brokers Group, Inc., Class A	24,925	1,001,486
Intercontinental Exchange, Inc.	32,440	8,795,133
INTL FCStone, Inc. *	2,004	55,892
Invesco Ltd.	116,500	3,658,100
Investment Technology Group, Inc.	10,368	191,186
Security	Number of Shares	Value ($)
Janus Capital Group, Inc.	49,120	745,642
KCG Holdings, Inc., Class A *	25,512	358,954
Lazard Ltd., Class A	36,904	1,298,283
Legg Mason, Inc.	28,009	966,310
LendingClub Corp. *	64,179	305,492
Leucadia National Corp.	79,089	1,431,511
LPL Financial Holdings, Inc. (a)	20,811	580,419
MarketAxess Holdings, Inc.	11,284	1,579,083
Moelis & Co., Class A	10,660	284,196
Moody's Corp.	47,444	4,679,876
Morgan Stanley	414,644	11,348,806
Morningstar, Inc.	5,226	441,231
MSCI, Inc.	26,983	2,152,974
Nasdaq, Inc.	32,016	2,113,376
Navient Corp.	94,672	1,297,953
Nelnet, Inc., Class A	7,444	273,046
NewStar Financial, Inc. *	12,415	104,658
Northern Trust Corp.	58,944	4,367,750
NorthStar Asset Management Group, Inc.	49,469	618,857
OneMain Holdings, Inc. *	10,711	334,826
Piper Jaffray Cos. *	7,773	328,254
PRA Group, Inc. *	14,736	405,387
Raymond James Financial, Inc.	32,592	1,827,433
S&P Global, Inc.	76,136	8,512,766
Safeguard Scientifics, Inc. *	2,790	36,912
Santander Consumer USA Holdings, Inc. *	23,345	300,217
SEI Investments Co.	34,972	1,798,960
SLM Corp. *	118,712	815,551
State Street Corp.	113,784	7,175,219
Stifel Financial Corp. *	15,411	582,228
Synchrony Financial *	227,915	7,110,948
T. Rowe Price Group, Inc.	68,768	5,299,262
TD Ameritrade Holding Corp.	72,688	2,374,717
The Bank of New York Mellon Corp.	305,136	12,834,020
The Charles Schwab Corp. (b)	343,855	10,515,086
The Goldman Sachs Group, Inc.	109,019	17,386,350
Virtus Investment Partners, Inc.	1,092	88,900
Voya Financial, Inc.	61,581	2,023,552
Waddell & Reed Financial, Inc., Class A	22,404	478,773
WisdomTree Investments, Inc. (a)	27,728	343,827
		283,360,462
Energy 6.5%
Alon USA Energy, Inc.	16,540	124,877
Anadarko Petroleum Corp.	145,568	7,549,156
Antero Resources Corp. *	18,162	527,243
Apache Corp.	106,211	6,068,897
Archrock, Inc.	17,220	131,389
Atwood Oceanics, Inc. (a)	23,726	253,156
Baker Hughes, Inc.	124,016	5,751,862
Basic Energy Services, Inc. *(a)	15,360	30,106
Cabot Oil & Gas Corp.	134,270	3,218,452
California Resources Corp.	66,596	101,226
CARBO Ceramics, Inc. (a)	8,656	106,728
Carrizo Oil & Gas, Inc. *	13,443	517,556
Cheniere Energy, Inc. *	61,996	1,991,931
Chesapeake Energy Corp.	148,400	636,636
Chevron Corp.	522,834	52,806,234

6

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cimarex Energy Co.	31,458	3,657,936
Columbia Pipeline Group, Inc.	108,206	2,763,581
Concho Resources, Inc. *	37,347	4,531,685
ConocoPhillips	344,975	15,106,455
CONSOL Energy, Inc.	71,310	1,095,322
Continental Resources, Inc. *	24,838	1,044,686
Core Laboratories N.V.	12,300	1,491,375
CVR Energy, Inc.	4,912	96,472
Delek US Holdings, Inc.	14,751	203,269
Denbury Resources, Inc.	171,066	685,975
Devon Energy Corp.	152,639	5,508,742
Diamond Offshore Drilling, Inc.	23,008	594,067
Diamondback Energy, Inc. *	17,556	1,596,718
Dril-Quip, Inc. *	10,771	657,354
Energen Corp.	32,433	1,544,459
Ensco plc, Class A	75,199	743,718
EOG Resources, Inc.	155,844	12,679,468
EQT Corp.	50,455	3,695,829
Era Group, Inc. *	4,912	47,008
Evolution Petroleum Corp.	4,932	27,570
Exterran Corp. *	8,448	105,853
Exxon Mobil Corp.	1,159,803	103,245,663
FMC Technologies, Inc. *	64,044	1,743,918
Forum Energy Technologies, Inc. *	12,914	216,697
Frank's International N.V.	4,414	70,668
Geospace Technologies Corp. *	1,092	18,924
Green Plains, Inc.	19,098	354,459
Gulfport Energy Corp. *	30,257	930,100
Halliburton Co.	233,999	9,870,078
Helix Energy Solutions Group, Inc. *	47,810	382,958
Helmerich & Payne, Inc.	28,216	1,725,408
Hess Corp.	76,827	4,604,242
HollyFrontier Corp.	46,143	1,234,787
Hornbeck Offshore Services, Inc. *	13,990	116,257
Kinder Morgan, Inc.	506,694	9,161,028
Kosmos Energy Ltd. *	77,334	443,897
Laredo Petroleum, Inc. *	38,855	470,534
Marathon Oil Corp.	260,072	3,399,141
Marathon Petroleum Corp.	145,130	5,054,878
Matador Resources Co. *	19,853	451,060
Matrix Service Co. *	13,670	226,512
McDermott International, Inc. *	46,352	220,172
Memorial Resource Development Corp. *	15,664	247,491
Murphy Oil Corp.	44,744	1,383,037
Nabors Industries Ltd.	117,836	1,107,658
National Oilwell Varco, Inc.	104,554	3,445,054
Natural Gas Services Group, Inc. *	6,516	132,079
Newfield Exploration Co. *	56,661	2,310,069
Noble Corp. plc	74,040	617,494
Noble Energy, Inc.	117,994	4,218,286
Oasis Petroleum, Inc. *	56,891	571,186
Occidental Petroleum Corp.	212,147	16,004,370
Oceaneering International, Inc.	29,472	974,344
ONEOK, Inc.	55,132	2,384,459
Parsley Energy, Inc., Class A *	32,383	844,225
Patterson-UTI Energy, Inc.	47,566	885,203
PBF Energy, Inc., Class A	24,652	650,073
PDC Energy, Inc. *	9,824	570,283
Phillips 66	132,467	10,645,048
Pioneer Natural Resources Co.	46,108	7,392,035
QEP Resources, Inc.	55,032	1,025,246
Security	Number of Shares	Value ($)
Range Resources Corp.	44,208	1,882,819
Rice Energy, Inc. *	39,129	792,362
RigNet, Inc. *	3,658	45,469
Rowan Cos. plc, Class A	28,858	488,566
RPC, Inc. *	22,880	337,480
RSP Permian, Inc. *	21,392	704,439
Schlumberger Ltd.	383,053	29,226,944
SEACOR Holdings, Inc. *	4,912	281,801
SemGroup Corp., Class A	13,885	441,404
SM Energy Co.	20,332	640,865
Southwestern Energy Co. *	96,463	1,318,649
Spectra Energy Corp.	185,130	5,898,242
Superior Energy Services, Inc.	54,108	932,822
Synergy Resources Corp. *	23,496	141,916
Targa Resources Corp.	46,220	1,979,603
Tesco Corp.	8,638	63,230
Tesoro Corp.	32,526	2,539,630
TETRA Technologies, Inc. *	43,330	237,015
The Williams Cos., Inc.	188,967	4,187,509
Transocean Ltd.	104,925	1,027,216
Unit Corp. *	24,540	342,824
US Silica Holdings, Inc.	19,712	562,383
Valero Energy Corp.	131,325	7,183,477
Weatherford International plc *	261,879	1,469,141
Western Refining, Inc.	17,192	365,158
Whiting Petroleum Corp. *	49,074	606,064
World Fuel Services Corp.	19,648	903,219
WPX Energy, Inc. *	65,660	675,641
		402,317,900
Food & Staples Retailing 2.0%
Casey's General Stores, Inc.	12,036	1,446,848
Costco Wholesale Corp.	123,282	18,340,663
CVS Health Corp.	304,449	29,364,106
Ingles Markets, Inc., Class A	5,880	219,206
PriceSmart, Inc.	8,226	728,741
Rite Aid Corp. *	286,607	2,206,874
Smart & Final Stores, Inc. *	1,532	24,313
SpartanNash Co.	6,908	205,237
Sprouts Farmers Market, Inc. *	39,563	979,580
SUPERVALU, Inc. *	56,607	262,090
Sysco Corp.	152,498	7,336,679
The Andersons, Inc.	7,768	277,939
The Kroger Co.	270,448	9,671,221
United Natural Foods, Inc. *	13,280	494,813
Wal-Mart Stores, Inc.	438,568	31,041,843
Walgreens Boots Alliance, Inc.	238,545	18,463,383
Weis Markets, Inc.	4,912	246,435
Whole Foods Market, Inc.	91,352	2,955,237
		124,265,208
Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	554,452	35,285,325
Archer-Daniels-Midland Co.	169,559	7,252,038
B&G Foods, Inc.	14,736	633,501
Blue Buffalo Pet Products, Inc. *	13,550	350,132
Brown-Forman Corp., Class A	7,510	788,850
Brown-Forman Corp., Class B	28,189	2,764,495
Bunge Ltd.	39,296	2,635,583
Cal-Maine Foods, Inc. (a)	5,618	250,001

    7

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Calavo Growers, Inc.	5,980	338,528
Campbell Soup Co.	47,252	2,862,054
Coca-Cola Bottling Co. Consolidated	1,500	185,250
ConAgra Foods, Inc.	118,308	5,406,676
Constellation Brands, Inc., Class A	49,089	7,517,980
Darling Ingredients, Inc. *	75,631	1,160,936
Dean Foods Co.	24,713	451,754
Dr. Pepper Snapple Group, Inc.	52,427	4,791,828
Flowers Foods, Inc.	61,883	1,160,306
Fresh Del Monte Produce, Inc.	12,280	643,104
General Mills, Inc.	165,467	10,388,018
Hormel Foods Corp.	78,592	2,704,351
Ingredion, Inc.	18,876	2,216,231
J&J Snack Foods Corp.	3,455	364,503
Kellogg Co.	69,294	5,153,395
Lancaster Colony Corp.	4,924	596,937
Landec Corp. *	21,620	250,360
McCormick & Co., Inc. Non-Voting Shares	31,156	3,024,313
Mead Johnson Nutrition Co.	54,344	4,471,424
Molson Coors Brewing Co., Class B	51,036	5,061,750
Mondelez International, Inc., Class A	439,980	19,574,710
Monster Beverage Corp. *	41,851	6,277,650
PepsiCo, Inc.	401,098	40,579,085
Philip Morris International, Inc.	431,660	42,596,209
Pilgrim's Pride Corp.	22,481	559,102
Pinnacle Foods, Inc.	40,661	1,713,048
Post Holdings, Inc. *	16,499	1,254,089
Reynolds American, Inc.	232,504	11,555,449
Seaboard Corp. *	76	229,520
Snyder's-Lance, Inc.	21,834	674,889
The Boston Beer Co., Inc., Class A *	2,456	381,662
The Coca-Cola Co.	1,087,949	48,522,525
The Hain Celestial Group, Inc. *	27,395	1,354,409
The Hershey Co.	41,752	3,876,673
The J.M. Smucker Co.	32,195	4,157,984
The Kraft Heinz Co.	163,116	13,569,620
The WhiteWave Foods Co. *	46,700	2,085,155
Tootsie Roll Industries, Inc. (a)	8,031	287,429
TreeHouse Foods, Inc. *	17,269	1,635,374
Tyson Foods, Inc., Class A	81,368	5,189,651
Vector Group Ltd.	25,212	541,302
		315,325,158
Health Care Equipment & Services 5.2%
Abaxis, Inc.	10,951	503,965
Abbott Laboratories	406,368	16,104,364
ABIOMED, Inc. *	12,461	1,237,502
Acadia Healthcare Co., Inc. *	18,943	1,115,174
Accuray, Inc. *	45,520	248,084
Aceto Corp.	10,560	235,594
Adeptus Health, Inc., Class A *(a)	5,634	402,831
Aetna, Inc.	96,671	10,946,057
Air Methods Corp. *	14,070	476,551
Alere, Inc. *	22,104	949,367
Align Technology, Inc. *	21,910	1,727,165
Allscripts Healthcare Solutions, Inc. *	51,576	695,760
Amedisys, Inc. *	13,060	664,362
AmerisourceBergen Corp.	52,951	3,970,266
Security	Number of Shares	Value ($)
AMN Healthcare Services, Inc. *	18,192	679,289
Amsurg Corp. *	17,229	1,288,557
Analogic Corp.	2,660	218,120
Anthem, Inc.	72,492	9,580,543
athenahealth, Inc. *	9,824	1,246,371
Atrion Corp.	600	235,638
Baxter International, Inc.	149,816	6,466,059
Becton Dickinson & Co.	56,650	9,429,392
Boston Scientific Corp. *	367,255	8,340,361
Brookdale Senior Living, Inc. *	47,045	843,987
C.R. Bard, Inc.	20,009	4,382,771
Cantel Medical Corp.	10,377	689,344
Capital Senior Living Corp. *	13,450	246,000
Cardinal Health, Inc.	91,166	7,197,556
Centene Corp. *	47,395	2,955,078
Cerner Corp. *	81,730	4,545,005
Chemed Corp.	4,959	646,703
Cigna Corp.	71,620	9,175,238
Community Health Systems, Inc. *	38,635	519,254
Computer Programs & Systems, Inc.	2,653	109,702
CONMED Corp.	7,405	294,867
Cynosure, Inc., Class A *	11,012	526,043
DaVita HealthCare Partners, Inc. *	43,285	3,346,796
DENTSPLY SIRONA, Inc.	66,050	4,105,668
DexCom, Inc. *	25,518	1,645,656
Edwards Lifesciences Corp. *	60,128	5,922,608
Endologix, Inc. *	14,857	188,238
Envision Healthcare Holdings, Inc. *	49,753	1,234,372
ExamWorks Group, Inc. *	18,798	656,238
Express Scripts Holding Co. *	186,458	14,086,902
GenMark Diagnostics, Inc. *	28,290	213,024
Globus Medical, Inc., Class A *	40,735	987,416
Greatbatch, Inc. *	11,346	358,080
Haemonetics Corp. *	14,736	412,608
Halyard Health, Inc. *	12,579	391,081
HCA Holdings, Inc. *	88,383	6,895,642
HealthEquity, Inc. *	13,590	350,758
HealthSouth Corp.	24,560	990,259
HealthStream, Inc. *	10,316	242,323
Healthways, Inc. *	390	4,680
Henry Schein, Inc. *	22,646	3,934,290
Hill-Rom Holdings, Inc.	17,192	844,643
HMS Holdings Corp. *	28,290	467,492
Hologic, Inc. *	67,091	2,308,601
Humana, Inc.	40,050	6,909,025
ICU Medical, Inc. *	2,610	271,414
IDEXX Laboratories, Inc. *	25,172	2,204,312
IMS Health Holdings, Inc. *	48,079	1,255,343
Inogen, Inc. *	5,280	252,067
Inovalon Holdings, Inc., Class A *(a)	13,050	242,600
Insulet Corp. *	19,098	573,322
Integra LifeSciences Holdings Corp. *	7,382	551,509
Intuitive Surgical, Inc. *	10,416	6,611,139
Invacare Corp.	5,606	59,984
K2M Group Holdings, Inc. *	13,650	170,625
Kindred Healthcare, Inc.	24,560	291,527
Laboratory Corp. of America Holdings *	27,310	3,494,314
LDR Holding Corp. *	7,670	161,300
LHC Group, Inc. *	5,880	246,960

8

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
LifePoint Health, Inc. *	10,408	689,946
LivaNova plc *	13,248	646,635
Magellan Health, Inc. *	9,824	650,840
Masimo Corp. *	14,736	732,969
McKesson Corp.	63,856	11,694,588
Medidata Solutions, Inc. *	13,884	637,831
MEDNAX, Inc. *	25,160	1,722,202
Medtronic plc	388,210	31,243,141
Meridian Bioscience, Inc.	17,192	334,900
Merit Medical Systems, Inc. *	12,280	230,496
Molina Healthcare, Inc. *	10,972	531,374
National HealthCare Corp.	2,509	155,382
Natus Medical, Inc. *	7,925	256,215
Neogen Corp. *	10,414	514,139
Nevro Corp. *	6,080	423,898
NuVasive, Inc. *	18,195	989,262
Nuvectra Corp. *	3,748	33,732
NxStage Medical, Inc. *	30,346	573,539
Omnicell, Inc. *	19,083	617,335
Orthofix International N.V. *	7,870	348,090
Owens & Minor, Inc.	17,192	641,090
Patterson Cos., Inc.	22,298	1,088,365
PharMerica Corp. *	12,845	341,292
Quality Systems, Inc.	21,620	274,790
Quest Diagnostics, Inc.	37,624	2,903,444
Quidel Corp. *	7,957	132,166
ResMed, Inc.	39,296	2,320,822
SeaSpine Holdings Corp. *	2,460	24,551
St. Jude Medical, Inc.	79,403	6,222,019
STERIS plc	22,178	1,539,819
Stryker Corp.	85,427	9,496,065
Surgical Care Affiliates, Inc. *	7,670	343,386
Team Health Holdings, Inc. *	17,720	850,028
Teleflex, Inc.	12,280	1,978,308
Tenet Healthcare Corp. *	36,274	1,049,770
The Cooper Cos., Inc.	12,280	1,999,307
The Providence Service Corp. *	6,180	293,921
The Spectranetics Corp. *	10,608	194,339
Triple-S Management Corp., Class B *	13,550	311,379
UnitedHealth Group, Inc.	264,364	35,337,536
Universal American Corp.	22,104	182,137
Universal Health Services, Inc., Class B	24,560	3,312,162
US Physical Therapy, Inc.	6,080	351,242
Varian Medical Systems, Inc. *	25,849	2,140,039
Vascular Solutions, Inc. *	8,170	311,195
VCA, Inc. *	22,104	1,435,213
Veeva Systems, Inc., Class A *	20,985	691,456
WellCare Health Plans, Inc. *	12,280	1,245,438
West Pharmaceutical Services, Inc.	19,648	1,475,172
Wright Medical Group N.V. *	30,908	597,761
Zeltiq Aesthetics, Inc. *	10,308	293,366
Zimmer Biomet Holdings, Inc.	46,811	5,716,091
		319,895,919
Household & Personal Products 1.8%
Avon Products, Inc.	136,970	534,183
Central Garden & Pet Co., Class A *	19,098	348,157
Church & Dwight Co., Inc.	39,296	3,869,870
Colgate-Palmolive Co.	248,413	17,490,759
Security	Number of Shares	Value ($)
Coty, Inc., Class A (a)	22,774	599,867
Edgewell Personal Care Co. *	17,306	1,374,616
Energizer Holdings, Inc.	17,306	819,093
Herbalife Ltd. *	16,818	973,594
HRG Group, Inc. *	40,574	532,737
Kimberly-Clark Corp.	101,470	12,890,749
Nu Skin Enterprises, Inc., Class A	17,192	678,224
Revlon, Inc., Class A *	7,727	240,928
Spectrum Brands Holdings, Inc.	8,271	964,151
The Clorox Co.	34,531	4,438,615
The Estee Lauder Cos., Inc., Class A	60,362	5,540,024
The Procter & Gamble Co.	740,360	59,998,774
USANA Health Sciences, Inc. *	1,800	217,170
WD-40 Co.	5,601	623,783
		112,135,294
Insurance 3.0%
Aflac, Inc.	117,276	8,145,991
Alleghany Corp. *	4,195	2,285,562
Allied World Assurance Co. Holdings AG	29,472	1,092,822
Ambac Financial Group, Inc. *	12,385	204,229
American Equity Investment Life Holding Co.	15,335	248,580
American Financial Group, Inc.	20,194	1,479,816
American International Group, Inc.	317,616	18,383,614
American National Insurance Co.	2,583	308,694
AMERISAFE, Inc.	4,918	298,670
AmTrust Financial Services, Inc.	31,596	837,926
Aon plc	74,599	8,151,433
Arch Capital Group Ltd. *	35,402	2,572,309
Argo Group International Holdings Ltd.	8,750	460,672
Arthur J. Gallagher & Co.	51,470	2,487,545
Aspen Insurance Holdings Ltd.	19,648	940,157
Assurant, Inc.	20,250	1,769,648
Assured Guaranty Ltd.	44,783	1,204,215
Axis Capital Holdings Ltd.	27,785	1,532,343
Brown & Brown, Inc.	31,928	1,151,324
Chubb Ltd.	128,341	16,249,254
Cincinnati Financial Corp.	41,752	2,885,063
CNA Financial Corp.	9,840	323,342
CNO Financial Group, Inc.	61,808	1,254,084
Employers Holdings, Inc.	9,824	293,246
Endurance Specialty Holdings Ltd.	15,560	1,056,835
Enstar Group Ltd. *	4,856	756,905
Erie Indemnity Co., Class A	7,382	722,698
Everest Re Group Ltd.	11,272	2,018,928
FBL Financial Group, Inc., Class A	5,184	326,125
First American Financial Corp.	29,472	1,127,009
FNF Group	73,789	2,578,926
Genworth Financial, Inc., Class A *	155,070	573,759
Greenlight Capital Re Ltd., Class A *	7,368	149,865
Horace Mann Educators Corp.	10,429	355,212
Infinity Property & Casualty Corp.	2,456	191,396
Kemper Corp.	14,736	476,120
Lincoln National Corp.	69,837	3,202,026
Loews Corp.	65,027	2,632,293
Maiden Holdings Ltd.	12,645	165,902

    9

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Markel Corp. *	3,716	3,541,348
Marsh & McLennan Cos., Inc.	145,535	9,615,497
MBIA, Inc. *	61,975	446,220
Mercury General Corp.	9,824	516,448
MetLife, Inc.	304,557	13,872,571
National Western Life Group, Inc., Class A	1,100	234,861
Old Republic International Corp.	64,000	1,226,240
Primerica, Inc.	12,280	689,031
Principal Financial Group, Inc.	76,178	3,394,492
ProAssurance Corp.	15,608	819,264
Prudential Financial, Inc.	123,006	9,748,226
Reinsurance Group of America, Inc.	19,648	1,947,903
RenaissanceRe Holdings Ltd.	11,514	1,329,982
RLI Corp.	9,824	649,465
Safety Insurance Group, Inc.	4,912	291,822
Selective Insurance Group, Inc.	14,736	547,442
Stewart Information Services Corp.	5,684	211,558
The Allstate Corp.	109,144	7,368,311
The Hanover Insurance Group, Inc.	10,752	931,983
The Hartford Financial Services Group, Inc.	117,977	5,329,021
The Navigators Group, Inc. *	2,462	224,239
The Progressive Corp.	157,436	5,242,619
The Travelers Cos., Inc.	84,755	9,673,936
Third Point Reinsurance Ltd. *	30,668	358,816
Torchmark Corp.	31,411	1,935,860
United Fire Group, Inc.	5,118	210,708
Universal Insurance Holdings, Inc. (a)	15,784	306,841
Unum Group	71,612	2,643,915
Validus Holdings Ltd.	24,799	1,207,463
W.R. Berkley Corp.	29,616	1,689,001
White Mountains Insurance Group Ltd.	1,412	1,137,197
Willis Towers Watson plc	37,251	4,768,873
XL Group plc	79,982	2,747,382
		185,753,073
Materials 3.2%
A. Schulman, Inc.	7,521	190,357
Air Products & Chemicals, Inc.	53,967	7,697,853
Albemarle Corp.	30,440	2,389,540
Alcoa, Inc.	369,803	3,428,074
Allegheny Technologies, Inc. (a)	39,524	489,307
AptarGroup, Inc.	17,192	1,328,254
Ashland, Inc.	16,620	1,884,043
Avery Dennison Corp.	25,184	1,873,186
Axalta Coating Systems Ltd. *	35,938	1,011,655
Axiall Corp.	27,654	644,062
Balchem Corp.	9,824	588,949
Ball Corp.	37,206	2,689,994
Bemis Co., Inc.	22,930	1,154,296
Berry Plastics Group, Inc. *	32,405	1,269,304
Boise Cascade Co. *	9,956	228,590
Cabot Corp.	17,192	785,846
Calgon Carbon Corp.	14,806	220,313
Carpenter Technology Corp.	12,831	411,105
Celanese Corp., Series A	39,680	2,796,646
CF Industries Holdings, Inc.	67,121	1,856,567
Chemtura Corp. *	28,543	761,527
Security	Number of Shares	Value ($)
Clearwater Paper Corp. *	7,368	461,310
Commercial Metals Co.	31,928	548,204
Compass Minerals International, Inc.	9,824	765,781
Crown Holdings, Inc. *	39,590	2,065,410
Deltic Timber Corp.	2,684	172,796
Domtar Corp.	19,648	759,199
E.I. du Pont de Nemours & Co.	244,106	15,966,973
Eagle Materials, Inc.	12,862	1,007,352
Eastman Chemical Co.	41,752	3,062,927
Ecolab, Inc.	74,463	8,730,042
Ferro Corp. *	22,381	309,529
Flotek Industries, Inc. *	10,336	121,551
FMC Corp.	36,887	1,751,764
Freeport-McMoRan, Inc.	384,471	4,259,939
GCP Applied Technologies, Inc. *	20,319	482,170
Graphic Packaging Holding Co.	88,535	1,186,369
Greif, Inc., Class A	8,370	300,148
H.B. Fuller Co.	12,522	571,755
Haynes International, Inc.	4,912	141,564
Headwaters, Inc. *	23,096	438,593
Hecla Mining Co.	122,086	495,669
Huntsman Corp.	54,820	818,463
Ingevity Corp. *	11,479	334,498
Innophos Holdings, Inc.	7,368	282,489
International Flavors & Fragrances, Inc.	22,104	2,851,416
International Paper Co.	112,411	4,739,248
Kaiser Aluminum Corp.	4,912	421,008
KapStone Paper & Packaging Corp.	24,600	375,150
Kraton Performance Polymers, Inc. *	7,666	208,439
Louisiana-Pacific Corp. *	36,840	673,435
LyondellBasell Industries N.V., Class A	102,053	8,303,032
Martin Marietta Materials, Inc.	18,268	3,453,383
Materion Corp.	5,018	121,385
Mercer International, Inc.	25,800	232,458
Minerals Technologies, Inc.	9,852	567,475
Monsanto Co.	127,824	14,376,365
Myers Industries, Inc.	9,824	140,385
Neenah Paper, Inc.	2,909	201,855
NewMarket Corp.	2,582	1,045,710
Newmont Mining Corp.	150,844	4,888,854
Nucor Corp.	84,010	4,075,325
Olin Corp.	42,423	976,153
Owens-Illinois, Inc. *	46,664	881,950
P.H. Glatfelter Co.	10,268	210,494
Packaging Corp. of America	27,016	1,843,302
Platform Specialty Products Corp. *	54,038	512,821
PolyOne Corp.	24,560	920,263
PPG Industries, Inc.	75,024	8,078,584
Praxair, Inc.	81,418	8,944,581
Quaker Chemical Corp.	4,912	424,446
Reliance Steel & Aluminum Co.	19,695	1,464,323
Resolute Forest Products, Inc. *	49,280	300,115
Royal Gold, Inc.	17,207	965,829
RPM International, Inc.	36,840	1,849,000
Schnitzer Steel Industries, Inc., Class A	18,130	291,712
Schweitzer-Mauduit International, Inc.	9,824	337,946
Sealed Air Corp.	51,845	2,407,682
Sensient Technologies Corp.	14,736	1,005,290

10

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Silgan Holdings, Inc.	12,381	633,164
Sonoco Products Co.	27,016	1,287,853
Steel Dynamics, Inc.	58,944	1,455,327
Stepan Co.	4,912	283,373
Stillwater Mining Co. *	61,349	620,852
Summit Materials, Inc., Class A *	14,934	324,814
The Chemours Co.	70,192	611,372
The Dow Chemical Co.	316,032	16,231,404
The Mosaic Co.	114,955	2,900,315
The Scotts Miracle-Gro Co., Class A	12,280	853,460
The Sherwin-Williams Co.	21,437	6,240,096
The Valspar Corp.	20,172	2,185,031
United States Steel Corp.	40,592	587,366
US Concrete, Inc. *	5,680	364,315
Vulcan Materials Co.	37,213	4,344,618
W.R. Grace & Co.	20,319	1,577,567
Westlake Chemical Corp.	10,118	446,507
WestRock Co.	68,971	2,731,941
Worthington Industries, Inc.	17,224	643,489
		201,146,241
Media 3.1%
AMC Entertainment Holdings, Inc., Class A	10,660	306,368
AMC Networks, Inc., Class A *	17,192	1,099,256
Cable One, Inc.	1,012	495,870
Cablevision Systems Corp., Class A	66,244	2,297,342
Carmike Cinemas, Inc. *	5,684	169,838
CBS Corp., Class B Non-Voting Shares	117,309	6,475,457
Charter Communications, Inc., Class A	57,024	12,484,973
Cinemark Holdings, Inc.	29,472	1,066,297
Comcast Corp., Class A	676,060	42,794,598
Discovery Communications, Inc., Class A *	39,726	1,106,369
Discovery Communications, Inc., Class C *	62,627	1,676,525
DISH Network Corp., Class A *	62,048	3,096,195
DreamWorks Animation SKG, Inc., Class A *	25,840	1,039,802
Gannett Co., Inc.	30,639	478,581
Global Eagle Entertainment, Inc. *	24,850	180,162
Gray Television, Inc. *	34,060	402,589
John Wiley & Sons, Inc., Class A	12,680	683,198
Liberty Braves Group, Class A *	1,941	30,202
Liberty Braves Group, Class C *	6,292	94,380
Liberty Broadband Corp., Class A *	6,172	356,742
Liberty Broadband Corp., Class C *	15,962	923,082
Liberty Global plc LiLAC, Class A *	3,595	147,683
Liberty Global plc LiLAC, Class C *	15,338	655,086
Liberty Global plc, Class A *	69,467	2,594,592
Liberty Global plc, Series C *	184,963	6,682,713
Liberty Media Group, Class A *	4,947	96,368
Liberty Media Group, Class C *	15,663	296,814
Liberty SiriusXM Group, Class A *	28,857	920,250
Liberty SiriusXM Group, Class C *	62,702	1,971,978
Lions Gate Entertainment Corp.	21,052	469,460
Live Nation Entertainment, Inc. *	36,931	891,884
Media General, Inc. *	36,296	647,521
Security	Number of Shares	Value ($)
Meredith Corp.	12,280	607,860
MSG Networks, Inc., Class A *	15,189	262,922
National CineMedia, Inc.	17,220	251,412
New Media Investment Group, Inc.	16,568	288,780
News Corp., Class A	133,344	1,594,794
Omnicom Group, Inc.	64,948	5,412,117
Regal Entertainment Group, Class A (a)	22,104	464,847
Scholastic Corp.	8,448	329,894
Scripps Networks Interactive, Inc., Class A	27,902	1,795,215
Sinclair Broadcast Group, Inc., Class A	18,343	580,189
Sirius XM Holdings, Inc. *	610,348	2,453,599
Starz, Class A *	20,663	557,901
TEGNA, Inc.	61,742	1,417,596
The E.W. Scripps Co., Class A *	20,771	350,199
The Interpublic Group of Cos., Inc.	117,923	2,818,360
The Madison Square Garden Co., Class A *	5,063	848,204
The New York Times Co., Class A	44,208	534,475
The Walt Disney Co.	422,408	41,911,322
Time Warner, Inc.	218,356	16,520,815
Time, Inc.	29,865	473,957
Tribune Media Co., Class A	21,280	856,520
Twenty-First Century Fox, Inc., Class A	332,517	9,603,091
Twenty-First Century Fox, Inc., Class B	120,908	3,535,350
Viacom, Inc., Class A	6,180	297,876
Viacom, Inc., Class B	95,335	4,230,014
World Wrestling Entertainment, Inc., Class A (a)	14,150	248,615
		190,878,099
Pharmaceuticals, Biotechnology & Life Sciences 8.9%
AbbVie, Inc.	450,122	28,326,177
ACADIA Pharmaceuticals, Inc. *	25,310	896,733
Accelerate Diagnostics, Inc. *(a)	17,002	216,095
Acceleron Pharma, Inc. *	7,468	255,480
Achillion Pharmaceuticals, Inc. *	32,493	303,810
Acorda Therapeutics, Inc. *	15,284	434,830
Agilent Technologies, Inc.	93,328	4,282,822
Agios Pharmaceuticals, Inc. *(a)	4,946	276,729
Akorn, Inc. *	23,981	716,792
Alder Biopharmaceuticals, Inc. *	10,956	329,447
Alexion Pharmaceuticals, Inc. *	61,776	9,321,998
Alkermes plc *	39,364	1,826,883
Allergan plc *	109,747	25,872,855
Alnylam Pharmaceuticals, Inc. *	20,195	1,448,385
AMAG Pharmaceuticals, Inc. *	5,428	116,376
Amgen, Inc.	209,475	33,086,576
Amicus Therapeutics, Inc. *	37,355	264,473
Anacor Pharmaceuticals, Inc. *	10,776	1,070,057
Array BioPharma, Inc. *	37,810	142,544
Atara Biotherapeutics, Inc. *	6,430	116,447
Baxalta, Inc.	192,465	8,705,192
Bio-Rad Laboratories, Inc., Class A *	4,912	731,151
Bio-Techne Corp.	9,824	1,079,461
Biogen, Inc. *	62,415	18,083,498

    11

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
BioMarin Pharmaceutical, Inc. *	43,264	3,878,618
Bluebird Bio, Inc. *	8,750	395,938
Bristol-Myers Squibb Co.	469,233	33,644,006
Bruker Corp.	29,935	790,284
Cambrex Corp. *	7,767	379,884
Catalent, Inc. *	35,798	1,006,640
Celgene Corp. *	216,338	22,827,986
Cempra, Inc. *(a)	14,784	277,791
Cepheid, Inc. *	28,890	809,209
Charles River Laboratories International, Inc. *	12,574	1,080,484
Clovis Oncology, Inc. *(a)	7,526	126,663
Depomed, Inc. *	15,112	308,738
Dermira, Inc. *	504	15,997
Dynavax Technologies Corp. *	8,870	147,153
Eagle Pharmaceuticals, Inc. *(a)	3,290	156,374
Eli Lilly & Co.	271,753	20,389,628
Emergent BioSolutions, Inc. *	12,375	543,015
Enanta Pharmaceuticals, Inc. *	6,580	161,407
Endo International plc *	59,268	937,027
Epizyme, Inc. *	10,120	111,927
Esperion Therapeutics, Inc. *	5,880	100,666
Exact Sciences Corp. *	22,907	152,102
Exelixis, Inc. *	114,244	741,444
FibroGen, Inc. *	17,598	328,379
Genomic Health, Inc. *	5,310	142,308
Gilead Sciences, Inc.	381,147	33,182,658
Halozyme Therapeutics, Inc. *	24,560	247,074
Heron Therapeutics, Inc. *(a)	11,456	245,158
Horizon Pharma plc *	37,850	652,156
Illumina, Inc. *	40,459	5,859,677
ImmunoGen, Inc. *	32,306	182,206
Impax Laboratories, Inc. *	22,108	754,988
INC Research Holdings, Inc., Class A *	13,399	582,990
Incyte Corp. *	47,390	4,000,190
Innoviva, Inc. (a)	34,596	390,243
Insmed, Inc. *	30,768	363,062
Insys Therapeutics, Inc. *(a)	7,870	123,166
Intercept Pharmaceuticals, Inc. *	4,951	734,530
Intra-Cellular Therapies, Inc. *	8,000	309,600
Intrexon Corp. *(a)	17,753	545,727
Ionis Pharmaceuticals, Inc. *	32,023	726,602
Ironwood Pharmaceuticals, Inc. *	33,171	414,306
Jazz Pharmaceuticals plc *	19,657	2,979,215
Johnson & Johnson	770,724	86,852,888
Juno Therapeutics, Inc. *	20,932	909,077
Keryx Biopharmaceuticals, Inc. *(a)	62,150	373,522
Kite Pharma, Inc. *	10,332	529,515
Lannett Co., Inc. *(a)	8,051	196,364
Lexicon Pharmaceuticals, Inc. *(a)	11,078	157,418
Ligand Pharmaceuticals, Inc., Class B *	5,840	698,406
Lion Biotechnologies, Inc. *	27,058	159,642
Luminex Corp. *	12,280	252,845
MacroGenics, Inc. *	8,442	215,778
Mallinckrodt plc *	30,531	1,934,444
Medivation, Inc. *	47,338	2,862,055
Merck & Co., Inc.	768,475	43,234,404
Merrimack Pharmaceuticals, Inc. *	57,722	385,006
Mettler-Toledo International, Inc. *	7,615	2,858,062
MiMedx Group, Inc. *	20,612	162,216
Security	Number of Shares	Value ($)
Momenta Pharmaceuticals, Inc. *	12,566	148,027
Mylan N.V. *	111,223	4,820,405
Myriad Genetics, Inc. *	17,718	600,463
Nektar Therapeutics *	36,840	568,810
Neurocrine Biosciences, Inc. *	19,736	979,892
NewLink Genetics Corp. *	8,268	96,984
Novavax, Inc. *(a)	96,371	586,899
Ophthotech Corp. *	8,134	436,796
OPKO Health, Inc. *(a)	107,418	1,141,853
Pacira Pharmaceuticals, Inc. *	8,729	405,986
PAREXEL International Corp. *	17,192	1,081,205
PDL BioPharma, Inc.	49,120	176,341
PerkinElmer, Inc.	28,542	1,562,675
Perrigo Co., plc	39,920	3,825,933
Pfizer, Inc.	1,692,975	58,746,233
Phibro Animal Health Corp., Class A	8,170	155,148
Portola Pharmaceuticals, Inc. *	18,210	500,411
PRA Health Sciences, Inc. *	6,580	310,773
Prestige Brands Holdings, Inc. *	12,573	679,445
Prothena Corp. plc *	11,356	551,220
Puma Biotechnology, Inc. *	5,805	219,371
Quintiles Transnational Holdings, Inc. *	27,079	1,838,393
Radius Health, Inc. *	9,230	334,680
Raptor Pharmaceutical Corp. *	40,756	225,381
Regeneron Pharmaceuticals, Inc. *	21,521	8,585,373
Relypsa, Inc. *(a)	12,970	247,727
Repligen Corp. *	13,870	332,325
Retrophin, Inc. *	10,612	188,681
Revance Therapeutics, Inc. *	9,370	192,085
Sage Therapeutics, Inc. *	5,080	167,183
Sangamo BioSciences, Inc. *	35,696	246,302
Sarepta Therapeutics, Inc. *(a)	14,868	311,187
SciClone Pharmaceuticals, Inc. *	3,454	48,874
Seattle Genetics, Inc. *	30,191	1,220,622
Spark Therapeutics, Inc. *(a)	6,180	345,771
Sucampo Pharmaceuticals, Inc., Class A *	11,060	130,066
Supernus Pharmaceuticals, Inc. *	14,050	274,116
Synergy Pharmaceuticals, Inc. *(a)	45,736	167,851
TESARO, Inc. *	5,198	240,667
The Medicines Co. *	23,825	896,058
TherapeuticsMD, Inc. *	38,210	341,597
Theravance Biopharma, Inc. *	5,347	122,981
Thermo Fisher Scientific, Inc.	112,335	17,049,083
Ultragenyx Pharmaceutical, Inc. *	12,411	907,244
United Therapeutics Corp. *	12,492	1,487,422
Vertex Pharmaceuticals, Inc. *	66,634	6,206,957
VWR Corp. *	20,184	582,510
Waters Corp. *	22,246	3,059,937
ZIOPHARM Oncology, Inc. *(a)	57,034	444,295
Zoetis, Inc.	126,671	6,006,739
		551,230,646
Real Estate 4.4%
Acadia Realty Trust	19,789	670,847
AG Mortgage Investment Trust, Inc.	17,730	248,397
Agree Realty Corp.	10,060	428,254
Alexander & Baldwin, Inc.	12,280	462,465
Alexander's, Inc.	1,299	475,889

12

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Alexandria Real Estate Equities, Inc.	20,112	1,948,853
Altisource Residential Corp.	29,634	296,933
American Assets Trust, Inc.	20,363	814,724
American Campus Communities, Inc.	37,910	1,782,528
American Capital Agency Corp.	103,668	1,958,288
American Capital Mortgage Investment Corp.	17,342	274,524
American Homes 4 Rent, Class A	75,129	1,377,866
American Tower Corp.	118,474	12,532,180
Annaly Capital Management, Inc.	248,192	2,625,871
Anworth Mortgage Asset Corp.	40,032	185,348
Apartment Investment & Management Co., Class A	39,302	1,676,230
Apollo Commercial Real Estate Finance, Inc.	30,760	498,620
Apollo Residential Mortgage, Inc.	20,920	281,583
Apple Hospitality REIT, Inc.	45,020	820,715
ARMOUR Residential REIT, Inc.	19,812	384,353
Ashford Hospitality Trust, Inc.	19,648	98,829
AvalonBay Communities, Inc.	39,459	7,097,885
Blackstone Mortgage Trust, Inc., Class A	25,381	715,490
Boston Properties, Inc.	41,752	5,245,304
Brandywine Realty Trust	41,752	659,264
Brixmor Property Group, Inc.	47,495	1,199,249
Camden Property Trust	22,104	1,883,482
Capstead Mortgage Corp.	29,472	284,700
Care Capital Properties, Inc.	21,545	559,955
CareTrust REIT, Inc.	31,431	420,861
CBL & Associates Properties, Inc.	46,664	448,908
CBRE Group, Inc., Class A *	81,265	2,425,760
Cedar Realty Trust, Inc.	7,622	51,753
Chatham Lodging Trust	13,150	285,223
Chesapeake Lodging Trust	18,048	430,264
Chimera Investment Corp.	52,767	790,977
Colony Capital, Inc., Class A	34,852	638,489
Colony Starwood Homes	10,525	286,490
Columbia Property Trust, Inc.	32,557	671,325
Communications Sales & Leasing, Inc.	31,367	783,548
CoreSite Realty Corp.	9,629	730,360
Corporate Office Properties Trust	20,184	545,573
Corrections Corp. of America	32,316	1,085,818
Cousins Properties, Inc.	64,366	691,291
Crown Castle International Corp.	91,605	8,318,650
CubeSmart	50,116	1,595,693
CyrusOne, Inc.	27,038	1,333,244
CYS Investments, Inc.	42,689	348,769
DCT Industrial Trust, Inc.	20,486	883,561
DDR Corp.	83,635	1,439,358
DiamondRock Hospitality Co.	51,614	461,429
Digital Realty Trust, Inc.	41,075	3,920,609
Douglas Emmett, Inc.	34,384	1,165,274
Duke Realty Corp.	99,387	2,352,490
DuPont Fabros Technology, Inc.	17,192	727,393
EastGroup Properties, Inc.	9,824	629,031
Education Realty Trust, Inc.	21,336	912,967
Empire State Realty Trust, Inc., Class A	55,238	1,046,760
EPR Properties	16,540	1,178,971
Equinix, Inc.	18,518	6,703,516
Security	Number of Shares	Value ($)
Equity Commonwealth *	32,647	943,172
Equity LifeStyle Properties, Inc.	24,560	1,800,248
Equity One, Inc.	22,832	672,631
Equity Residential	100,357	6,945,708
Essex Property Trust, Inc.	17,389	3,951,302
Extra Space Storage, Inc.	33,712	3,134,205
Federal Realty Investment Trust	18,592	2,848,108
FelCor Lodging Trust, Inc.	34,384	227,278
First Industrial Realty Trust, Inc.	24,560	608,106
First Potomac Realty Trust	11,996	107,364
Forest City Realty Trust, Inc., Class A	57,690	1,315,909
Forestar Group, Inc. *	12,494	152,927
Four Corners Property Trust, Inc.	18,408	357,852
Franklin Street Properties Corp.	40,968	467,445
Gaming & Leisure Properties, Inc.	53,984	1,776,613
General Growth Properties, Inc.	177,448	4,768,028
Getty Realty Corp.	1,624	32,837
Global Net Lease, Inc.	52,649	430,142
Government Properties Income Trust	20,036	392,706
Gramercy Property Trust	118,716	1,060,134
Hatteras Financial Corp.	25,160	404,824
HCP, Inc.	126,069	4,143,888
Healthcare Realty Trust, Inc.	50,677	1,611,022
Healthcare Trust of America, Inc., Class A	32,042	967,028
Hersha Hospitality Trust	17,407	308,452
Highwoods Properties, Inc.	27,252	1,326,082
Hospitality Properties Trust	40,362	1,033,267
Host Hotels & Resorts, Inc.	200,016	3,080,246
Hudson Pacific Properties, Inc.	24,914	700,333
InfraREIT, Inc.	9,912	170,189
Invesco Mortgage Capital, Inc.	39,480	567,722
Investors Real Estate Trust (a)	58,106	361,419
Iron Mountain, Inc.	65,131	2,392,913
iStar, Inc. *	19,672	201,245
Jones Lang LaSalle, Inc.	12,280	1,447,321
Kennedy-Wilson Holdings, Inc.	26,664	568,476
Kilroy Realty Corp.	22,990	1,451,818
Kimco Realty Corp.	110,520	3,114,454
Kite Realty Group Trust	22,418	602,372
Ladder Capital Corp., Class A	20,057	246,902
Lamar Advertising Co., Class A	22,796	1,482,880
LaSalle Hotel Properties	27,788	642,181
Lexington Realty Trust	49,134	464,316
Liberty Property Trust	39,544	1,475,782
Mack-Cali Realty Corp.	23,302	611,444
Marcus & Millichap, Inc. *	6,280	159,638
Medical Properties Trust, Inc.	55,670	818,349
MFA Financial, Inc.	95,784	690,603
Mid-America Apartment Communities, Inc.	21,206	2,184,006
Monmouth Real Estate Investment Corp., Class A	18,090	215,090
Monogram Residential Trust, Inc.	71,986	729,938
National Health Investors, Inc.	7,593	530,219
National Retail Properties, Inc.	39,684	1,798,876
New Residential Investment Corp.	62,999	855,526
New Senior Investment Group, Inc.	46,766	484,963
New York Mortgage Trust, Inc.	22,143	131,751
New York REIT, Inc.	82,110	749,664

    13

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NorthStar Realty Europe Corp.	15,766	177,367
NorthStar Realty Finance Corp.	47,664	643,464
Omega Healthcare Investors, Inc.	48,348	1,543,268
One Liberty Properties, Inc. (a)	7,466	169,180
Outfront Media, Inc.	35,736	794,769
Paramount Group, Inc.	39,938	654,184
Pebblebrook Hotel Trust	20,766	523,719
Pennsylvania Real Estate Investment Trust	17,192	362,751
PennyMac Mortgage Investment Trust	23,548	362,404
Piedmont Office Realty Trust, Inc., Class A	49,120	984,856
Post Properties, Inc.	14,736	892,559
Potlatch Corp.	12,280	419,730
Prologis, Inc.	147,534	7,012,291
PS Business Parks, Inc.	5,190	512,409
Public Storage	41,196	10,451,837
QTS Realty Trust, Inc., Class A	15,689	810,651
Rayonier, Inc.	34,384	891,577
Realogy Holdings Corp. *	40,183	1,318,002
Realty Income Corp.	69,966	4,204,257
Redwood Trust, Inc.	27,016	384,978
Regency Centers Corp.	24,560	1,881,296
Resource Capital Corp.	7,570	96,366
Retail Opportunity Investments Corp.	22,878	462,593
Retail Properties of America, Inc., Class A	64,336	1,019,726
Rexford Industrial Realty, Inc.	22,410	445,959
RLJ Lodging Trust	37,893	776,428
Rouse Properties, Inc.	7,486	136,619
Ryman Hospitality Properties, Inc.	13,029	639,203
Sabra Health Care REIT, Inc.	33,466	700,778
Saul Centers, Inc.	2,811	157,922
Senior Housing Properties Trust	69,741	1,302,762
Seritage Growth Properties, Class A (a)	7,642	353,137
Silver Bay Realty Trust Corp.	10,909	170,617
Simon Property Group, Inc.	85,900	16,977,276
SL Green Realty Corp.	25,260	2,560,354
Sovran Self Storage, Inc.	10,423	1,128,498
Spirit Realty Capital, Inc.	110,800	1,268,660
STAG Industrial, Inc.	19,712	420,851
Starwood Property Trust, Inc.	64,235	1,324,526
STORE Capital Corp.	37,077	946,576
Summit Hotel Properties, Inc.	25,440	297,648
Sun Communities, Inc.	16,591	1,158,550
Sunstone Hotel Investors, Inc.	51,952	625,502
Tanger Factory Outlet Centers, Inc.	24,765	872,223
Taubman Centers, Inc.	17,192	1,178,855
Terreno Realty Corp.	14,050	336,357
The Geo Group, Inc.	22,176	737,574
The Howard Hughes Corp. *	8,868	968,918
The Macerich Co.	36,840	2,811,629
The St. Joe Co. *	27,016	469,538
Two Harbors Investment Corp.	93,912	796,374
UDR, Inc.	75,752	2,729,345
Universal Health Realty Income Trust	4,912	262,792
Urban Edge Properties	44,622	1,198,101
Security	Number of Shares	Value ($)
Urstadt Biddle Properties, Inc., Class A	8,766	185,489
Ventas, Inc.	96,336	6,389,967
VEREIT, Inc.	241,492	2,315,908
Vornado Realty Trust	46,944	4,484,091
Washington Real Estate Investment Trust	17,192	509,399
Weingarten Realty Investors	34,384	1,293,870
Welltower, Inc.	100,724	6,940,891
Western Asset Mortgage Capital Corp. (a)	10,940	101,414
Weyerhaeuser Co.	221,699	6,983,518
Whitestone REIT	6,052	82,791
WP Carey, Inc.	24,756	1,587,107
WP Glimcher, Inc.	49,478	505,665
Xenia Hotels & Resorts, Inc.	30,826	496,915
		273,715,726
Retailing 5.2%
Aaron's, Inc.	22,104	554,810
Abercrombie & Fitch Co., Class A	21,112	419,918
Advance Auto Parts, Inc.	19,662	3,024,802
Amazon.com, Inc. *	107,796	77,913,871
American Eagle Outfitters, Inc.	52,357	818,863
Asbury Automotive Group, Inc. *	7,694	431,633
Ascena Retail Group, Inc. *	49,361	356,386
AutoNation, Inc. *	23,296	1,175,050
AutoZone, Inc. *	8,288	6,317,114
Barnes & Noble Education, Inc. *	6,307	59,917
Barnes & Noble, Inc.	10,389	120,824
Bed Bath & Beyond, Inc. *	45,982	2,057,695
Best Buy Co., Inc.	80,211	2,580,388
Big Lots, Inc.	17,320	905,836
Blue Nile, Inc.	2,709	71,436
Burlington Stores, Inc. *	21,778	1,314,520
Cabela's, Inc. *	12,562	610,011
Caleres, Inc.	14,748	360,736
CarMax, Inc. *	56,158	3,013,438
Chico's FAS, Inc.	49,120	532,952
Conn's, Inc. *(a)	10,756	119,499
Core-Mark Holding Co., Inc.	4,912	420,565
CST Brands, Inc.	20,349	771,838
Dick's Sporting Goods, Inc.	24,960	1,070,784
Dillard's, Inc., Class A	5,496	324,869
Dollar General Corp.	81,374	7,315,523
Dollar Tree, Inc. *	65,021	5,887,001
DSW, Inc., Class A	20,078	424,850
Expedia, Inc.	32,844	3,653,567
Express, Inc. *	22,596	328,546
Five Below, Inc. *	17,645	738,620
Foot Locker, Inc.	42,281	2,364,354
Francesca's Holdings Corp. *	5,612	58,477
Fred's, Inc., Class A	3,898	57,223
FTD Cos., Inc. *	9,960	271,310
GameStop Corp., Class A	32,316	940,396
Genesco, Inc. *	7,368	475,973
Genuine Parts Co.	41,752	4,046,604
GNC Holdings, Inc., Class A	25,446	662,868
Group 1 Automotive, Inc.	7,368	458,142
Groupon, Inc. *	158,371	560,633
Guess?, Inc.	18,192	286,888

14

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Haverty Furniture Cos., Inc.	12,269	228,081
Hibbett Sports, Inc. *	5,506	190,177
HSN, Inc.	10,252	536,897
J.C. Penney Co., Inc. *	86,679	675,229
Kohl's Corp.	50,604	1,823,768
L Brands, Inc.	70,792	4,852,792
Lands' End, Inc. *(a)	10,460	175,414
Liberty Interactive Corp. QVC Group, Class A *	126,439	3,411,324
Liberty TripAdvisor Holdings, Inc., Class A *	19,820	455,265
Liberty Ventures, Series A *	37,490	1,398,752
Lithia Motors, Inc., Class A	7,826	644,393
LKQ Corp. *	88,079	2,912,773
Lowe's Cos., Inc.	257,775	20,655,511
Lumber Liquidators Holdings, Inc. *(a)	18,206	238,499
Macy's, Inc.	83,288	2,765,995
Mattress Firm Holding Corp. *(a)	3,627	122,520
Monro Muffler Brake, Inc.	7,578	477,035
Murphy USA, Inc. *	12,554	853,546
Netflix, Inc. *	119,055	12,211,471
Nordstrom, Inc. (a)	34,509	1,310,652
Nutrisystem, Inc.	10,560	286,598
O'Reilly Automotive, Inc. *	27,229	7,200,164
Office Depot, Inc. *	187,368	670,777
Outerwall, Inc. (a)	7,441	306,941
Penske Automotive Group, Inc.	10,178	402,235
Pier 1 Imports, Inc.	32,295	180,852
Pool Corp.	11,008	1,008,003
Rent-A-Center, Inc.	15,001	197,563
Restoration Hardware Holdings, Inc. *	7,528	250,381
Ross Stores, Inc.	118,330	6,318,822
Sally Beauty Holdings, Inc. *	41,752	1,199,117
Sears Holdings Corp. *(a)	20,512	271,989
Signet Jewelers Ltd.	21,924	2,169,818
Sonic Automotive, Inc., Class A	12,290	219,499
Staples, Inc.	177,115	1,558,612
Target Corp.	170,522	11,728,503
The Buckle, Inc. (a)	7,368	182,211
The Cato Corp., Class A	7,387	279,598
The Finish Line, Inc., Class A	19,398	351,686
The Gap, Inc.	58,206	1,047,126
The Home Depot, Inc.	354,913	46,891,106
The Michaels Cos., Inc. *	22,926	671,961
The Priceline Group, Inc. *	13,824	17,478,098
The TJX Cos., Inc.	187,150	14,245,858
Tiffany & Co.	31,975	1,981,171
Tractor Supply Co.	35,868	3,446,915
TripAdvisor, Inc. *	29,546	2,001,446
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,192	4,005,908
Urban Outfitters, Inc. *	29,814	850,593
Vitamin Shoppe, Inc. *	9,824	297,078
Wayfair, Inc., Class A *(a)	8,670	357,031
Williams-Sonoma, Inc.	22,498	1,193,294
		319,069,778
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.7%
Advanced Energy Industries, Inc. *	7,927	302,574
Advanced Micro Devices, Inc. *	241,772	1,104,898
Amkor Technology, Inc. *	37,100	234,101
Analog Devices, Inc.	84,182	4,924,647
Applied Materials, Inc.	317,751	7,759,479
Applied Micro Circuits Corp. *	19,108	125,731
Broadcom Ltd.	107,415	16,580,579
Brooks Automation, Inc.	19,648	215,735
Cabot Microelectronics Corp.	7,368	317,856
Cavium, Inc. *	21,250	1,057,187
CEVA, Inc. *	2,970	80,309
Cirrus Logic, Inc. *	19,749	710,964
Cree, Inc. *	31,084	748,503
Cypress Semiconductor Corp.	86,708	921,706
Diodes, Inc. *	9,824	189,210
Entegris, Inc. *	36,840	525,338
Fairchild Semiconductor International, Inc. *	32,522	646,212
First Solar, Inc. *	23,374	1,160,519
FormFactor, Inc. *	5,484	39,320
Inphi Corp. *	11,560	360,556
Integrated Device Technology, Inc. *	37,404	873,383
Intel Corp.	1,321,308	41,740,120
Intersil Corp., Class A	37,366	505,188
KLA-Tencor Corp.	42,336	3,087,564
Kulicke & Soffa Industries, Inc. *	22,104	276,079
Lam Research Corp.	45,311	3,752,204
Lattice Semiconductor Corp. *	30,196	175,741
Linear Technology Corp.	68,599	3,246,105
M/A-COM Technology Solutions Holdings, Inc. *	9,270	333,720
Marvell Technology Group Ltd.	145,095	1,484,322
Maxim Integrated Products, Inc.	78,686	2,986,921
Microchip Technology, Inc.	61,842	3,195,995
Micron Technology, Inc. *	299,430	3,808,750
Microsemi Corp. *	32,074	1,085,063
MKS Instruments, Inc.	14,736	603,881
Monolithic Power Systems, Inc.	7,826	534,751
NVIDIA Corp.	138,740	6,481,933
ON Semiconductor Corp. *	117,888	1,151,766
Photronics, Inc. *	30,980	297,408
Qorvo, Inc. *	35,828	1,826,153
QUALCOMM, Inc.	413,978	22,735,672
Rambus, Inc. *	29,472	356,611
Rudolph Technologies, Inc. *	2,698	39,391
Silicon Laboratories, Inc. *	12,280	610,930
Skyworks Solutions, Inc.	51,576	3,443,214
SunEdison Semiconductor Ltd. *	23,010	131,157
SunPower Corp. *(a)	20,045	351,389
Synaptics, Inc. *	9,824	666,362
Teradyne, Inc.	63,804	1,263,957
Tessera Technologies, Inc.	14,736	475,531
Texas Instruments, Inc.	275,345	16,685,907
Ultratech, Inc. *	15,114	344,750
Veeco Instruments, Inc. *	9,971	177,384
Xilinx, Inc.	72,332	3,427,813
		166,162,539

    15

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 12.0%
Accenture plc, Class A	173,954	20,695,307
ACI Worldwide, Inc. *	30,042	620,668
Activision Blizzard, Inc.	141,178	5,542,648
Actua Corp. *	10,316	100,168
Acxiom Corp. *	24,560	520,181
Adobe Systems, Inc. *	137,983	13,725,169
Akamai Technologies, Inc. *	49,120	2,680,970
Alliance Data Systems Corp. *	16,052	3,566,594
Alphabet, Inc., Class A *	81,566	61,080,699
Alphabet, Inc., Class C *	83,130	61,160,404
Amdocs Ltd.	42,340	2,455,297
ANSYS, Inc. *	24,707	2,201,394
Aspen Technology, Inc. *	24,713	942,060
Autodesk, Inc. *	61,400	3,577,778
Automatic Data Processing, Inc.	130,362	11,450,998
Bankrate, Inc. *	15,614	141,931
Barracuda Networks, Inc. *	10,360	178,296
Black Knight Financial Services, Inc., Class A *	8,170	285,950
Blackbaud, Inc.	12,464	781,119
Blackhawk Network Holdings, Inc. *	23,339	803,328
Blucora, Inc. *	20,620	185,168
Booz Allen Hamilton Holding Corp.	30,037	879,183
Bottomline Technologies (DE), Inc. *	12,280	307,737
Broadridge Financial Solutions, Inc.	34,405	2,208,457
BroadSoft, Inc. *	12,760	556,336
CA, Inc.	81,637	2,638,508
CACI International, Inc., Class A *	7,368	742,473
Cadence Design Systems, Inc. *	81,864	2,023,678
Callidus Software, Inc. *	16,402	304,421
Cardtronics, Inc. *	12,280	482,481
Cass Information Systems, Inc.	2,696	129,543
CDK Global, Inc.	42,832	2,368,610
Citrix Systems, Inc. *	44,355	3,766,627
Cognizant Technology Solutions Corp., Class A *	165,092	10,143,252
CommVault Systems, Inc. *	17,298	783,253
Computer Sciences Corp.	41,752	2,054,198
comScore, Inc. *	11,299	365,862
Convergys Corp.	34,384	969,285
CoreLogic, Inc. *	27,457	1,023,322
Cornerstone OnDemand, Inc. *	20,000	800,200
CoStar Group, Inc. *	8,568	1,770,063
CSG Systems International, Inc.	9,824	417,618
CSRA, Inc.	41,752	1,034,197
Cvent, Inc. *	4,938	176,830
Demandware, Inc. *	7,607	365,060
DHI Group, Inc. *	14,754	104,016
DST Systems, Inc.	9,824	1,187,918
EarthLink Holdings Corp.	46,922	307,808
eBay, Inc. *	304,977	7,459,737
Ebix, Inc. (a)	10,256	463,879
Electronic Arts, Inc. *	84,188	6,461,429
Ellie Mae, Inc. *	8,979	760,611
Endurance International Group Holdings, Inc. *	17,864	168,279
Envestnet, Inc. *	7,824	264,373
EPAM Systems, Inc. *	13,260	1,014,523
Epiq Systems, Inc.	2,998	45,660
Euronet Worldwide, Inc. *	14,736	1,176,080
Security	Number of Shares	Value ($)
EVERTEC, Inc.	24,226	370,900
ExlService Holdings, Inc. *	7,368	381,662
Facebook, Inc., Class A *	640,772	76,130,121
Fair Isaac Corp.	7,824	871,828
Fidelity National Information Services, Inc.	76,794	5,703,490
FireEye, Inc. *	55,359	881,315
First Data Corp., Class A *	51,080	640,032
Fiserv, Inc. *	66,876	7,044,049
FleetCor Technologies, Inc. *	19,809	2,949,362
Fortinet, Inc. *	34,462	1,178,945
Gartner, Inc. *	24,560	2,495,787
Genpact Ltd. *	45,929	1,294,739
Gigamon, Inc. *	6,622	206,275
Global Payments, Inc.	41,479	3,222,504
GoDaddy, Inc., Class A *	12,675	412,318
Gogo, Inc. *	17,318	194,654
GrubHub, Inc. *(a)	22,758	582,377
GTT Communications, Inc. *	12,750	238,935
Guidewire Software, Inc. *	24,771	1,454,058
Hortonworks, Inc. *	11,360	132,685
HubSpot, Inc. *	752	35,916
IAC/InterActiveCorp	22,104	1,235,172
Imperva, Inc. *	7,832	299,026
Infoblox, Inc. *	12,895	242,555
Interactive Intelligence Group, Inc. *	8,170	336,849
International Business Machines Corp.	246,248	37,858,168
Intralinks Holdings, Inc. *	30,280	237,395
Intuit, Inc.	76,150	8,122,159
j2 Global, Inc.	12,401	830,495
Jack Henry & Associates, Inc.	24,560	2,073,601
Leidos Holdings, Inc.	18,084	893,350
LinkedIn Corp., Class A *	31,018	4,233,957
LogMeIn, Inc. *	5,366	328,775
Manhattan Associates, Inc. *	19,074	1,257,549
ManTech International Corp., Class A	12,425	446,430
Marketo, Inc. *	8,832	311,151
MasterCard, Inc., Class A	270,616	25,952,074
MAXIMUS, Inc.	15,574	897,841
Mentor Graphics Corp.	25,472	546,120
Microsoft Corp.	2,207,394	116,991,882
MicroStrategy, Inc., Class A *	2,456	458,142
Monotype Imaging Holdings, Inc.	9,824	234,597
Monster Worldwide, Inc. *	49,380	130,857
NetSuite, Inc. *	10,359	821,572
NeuStar, Inc., Class A *	14,850	349,718
New Relic, Inc. *	7,870	237,359
Nuance Communications, Inc. *	77,259	1,291,770
Oracle Corp.	881,549	35,438,270
Pandora Media, Inc. *(a)	68,091	802,793
Paychex, Inc.	88,416	4,793,916
Paycom Software, Inc. *	12,298	497,331
Paylocity Holding Corp. *	8,270	303,592
PayPal Holdings, Inc. *	304,977	11,525,081
Pegasystems, Inc.	10,068	265,493
Perficient, Inc. *	17,560	367,882
Progress Software Corp. *	15,214	400,585
Proofpoint, Inc. *	10,639	623,658
PROS Holdings, Inc. *	5,418	75,798
PTC, Inc. *	32,155	1,149,220

16

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Q2 Holdings, Inc. *	9,960	248,801
Qlik Technologies, Inc. *	23,261	667,591
Qualys, Inc. *	8,456	263,743
Quotient Technology, Inc. *(a)	30,280	337,925
Rackspace Hosting, Inc. *	29,472	736,800
RealPage, Inc. *	18,192	395,676
Red Hat, Inc. *	51,576	3,995,077
RetailMeNot, Inc. *	2,502	18,064
RingCentral, Inc., Class A *	28,010	552,917
Rovi Corp. *	25,300	425,293
Sabre Corp.	63,044	1,775,949
salesforce.com, Inc. *	180,188	15,083,538
Science Applications International Corp.	10,334	563,926
ServiceNow, Inc. *	38,712	2,772,941
ServiceSource International, Inc. *	18,290	68,039
Shutterstock, Inc. *(a)	8,670	363,793
Silver Spring Networks, Inc. *	7,850	102,443
Splunk, Inc. *	39,266	2,255,832
SS&C Technologies Holdings, Inc.	20,468	1,260,624
Stamps.com, Inc. *	4,078	371,057
Sykes Enterprises, Inc. *	10,336	308,220
Symantec Corp.	178,628	3,100,982
Synchronoss Technologies, Inc. *	9,824	346,492
Synopsys, Inc. *	39,549	2,043,497
Syntel, Inc. *	14,479	667,192
Tableau Software, Inc., Class A *	12,355	635,541
Take-Two Interactive Software, Inc. *	24,560	955,630
TeleTech Holdings, Inc.	9,894	270,106
Teradata Corp. *	42,756	1,211,705
Textura Corp. *	3,886	101,036
The Ultimate Software Group, Inc. *	7,368	1,506,609
The Western Union Co.	143,838	2,797,649
TiVo, Inc. *	36,840	366,558
Total System Services, Inc.	42,287	2,270,812
TrueCar, Inc. *(a)	13,790	104,666
Twitter, Inc. *	161,155	2,452,779
Tyler Technologies, Inc. *	9,824	1,505,921
Unisys Corp. *	26,740	225,686
Vantiv, Inc., Class A *	39,559	2,127,087
VASCO Data Security International, Inc. *	13,070	216,047
Verint Systems, Inc. *	15,895	524,376
VeriSign, Inc. *	26,726	2,284,004
Virtusa Corp. *	5,518	194,399
Visa, Inc., Class A	536,061	42,316,655
VMware, Inc., Class A *	22,296	1,350,246
Web.com Group, Inc. *	15,302	259,675
WebMD Health Corp. *	12,692	834,499
WEX, Inc. *	9,971	919,924
Workday, Inc., Class A *	28,768	2,181,765
Xerox Corp.	267,686	2,668,829
Xura, Inc. *	13,350	331,347
Yahoo! Inc. *	243,381	9,233,875
Yelp, Inc. *	19,912	521,495
Zendesk, Inc. *	23,926	585,948
Zillow Group, Inc., Class A *	12,385	362,137
Zillow Group, Inc., Class C *(a)	43,027	1,234,014
Zynga, Inc., Class A *	221,860	570,180
		739,553,381
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.0%
3D Systems Corp. *(a)	38,910	521,005
ADTRAN, Inc.	19,030	370,133
Amphenol Corp., Class A	88,416	5,191,787
Anixter International, Inc. *	7,415	446,383
Apple, Inc.	1,547,124	154,495,803
Arista Networks, Inc. *	8,264	605,669
ARRIS International plc *	47,908	1,154,583
Arrow Electronics, Inc. *	27,657	1,787,195
Avnet, Inc.	35,010	1,436,460
AVX Corp.	17,250	238,222
Badger Meter, Inc.	2,942	220,650
Belden, Inc.	14,736	952,977
Benchmark Electronics, Inc. *	27,254	564,975
Brocade Communications Systems, Inc.	146,250	1,325,025
CalAmp Corp. *	10,368	155,831
CDW Corp.	40,792	1,736,108
Ciena Corp. *	24,560	428,818
Cisco Systems, Inc.	1,388,948	40,348,939
Cognex Corp.	24,560	1,057,799
Coherent, Inc. *	7,368	697,160
CommScope Holding Co., Inc. *	48,073	1,497,474
Comtech Telecommunications Corp.	5,054	116,444
Corning, Inc.	337,686	7,054,261
Cray, Inc. *	9,378	312,475
CTS Corp.	15,640	279,643
Daktronics, Inc.	12,545	99,984
Diebold, Inc.	17,192	444,413
Dolby Laboratories, Inc., Class A	12,722	603,659
DTS, Inc. *	5,018	129,715
EchoStar Corp., Class A *	10,098	404,324
Electronics For Imaging, Inc. *	12,280	538,232
EMC Corp.	536,789	15,003,253
ePlus, Inc. *	776	67,923
Extreme Networks, Inc. *	7,550	27,859
F5 Networks, Inc. *	20,293	2,236,289
Fabrinet *	9,836	349,178
FARO Technologies, Inc. *	7,368	260,754
FEI Co.	10,895	1,170,668
Finisar Corp. *	43,838	737,355
Fitbit, Inc., Class A *(a)	17,398	246,704
FLIR Systems, Inc.	41,752	1,300,575
Harmonic, Inc. *	39,472	112,890
Harris Corp.	34,776	2,739,306
Hewlett Packard Enterprise Co.	504,016	9,309,175
HP, Inc.	476,689	6,378,099
II-VI, Inc. *	20,524	418,279
Infinera Corp. *	33,522	439,473
Ingram Micro, Inc., Class A	41,752	1,445,872
Insight Enterprises, Inc. *	12,280	333,279
InterDigital, Inc.	12,280	715,924
InvenSense, Inc. *	17,324	107,062
IPG Photonics Corp. *	10,994	949,662
Itron, Inc. *	17,298	761,977
Ixia *	19,030	193,345
Jabil Circuit, Inc.	54,032	1,030,931
Juniper Networks, Inc.	97,863	2,290,973
Keysight Technologies, Inc. *	46,664	1,429,318
Knowles Corp. *	30,668	448,366
Lexmark International, Inc., Class A	15,911	602,390

    17

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Littelfuse, Inc.	8,826	1,010,842
Lumentum Holdings, Inc. *	22,626	573,343
Methode Electronics, Inc.	10,436	307,966
Motorola Solutions, Inc.	43,429	3,008,327
MTS Systems Corp.	2,887	137,999
National Instruments Corp.	27,016	771,847
NCR Corp. *	41,752	1,289,302
NetApp, Inc.	88,492	2,259,201
NETGEAR, Inc. *	9,824	442,080
NetScout Systems, Inc. *	39,781	965,087
Novanta, Inc. *	984	15,065
OSI Systems, Inc. *	4,959	264,216
Palo Alto Networks, Inc. *	22,312	2,910,824
PC Connection, Inc.	880	20,231
Plantronics, Inc.	8,594	382,605
Polycom, Inc. *	36,970	443,640
QLogic Corp. *	16,326	226,278
Rofin-Sinar Technologies, Inc. *	7,561	241,574
Rogers Corp. *	8,806	585,335
Sanmina Corp. *	19,648	526,370
ScanSource, Inc. *	5,488	210,629
Seagate Technology plc	78,622	1,773,712
ShoreTel, Inc. *	21,052	138,943
Super Micro Computer, Inc. *	9,868	258,936
SYNNEX Corp.	5,368	489,025
TE Connectivity Ltd.	103,352	6,201,120
Tech Data Corp. *	12,280	928,000
Trimble Navigation Ltd. *	68,768	1,759,085
TTM Technologies, Inc. *	868	6,796
Ubiquiti Networks, Inc. *(a)	7,972	317,764
Universal Display Corp. *	10,366	696,077
VeriFone Systems, Inc. *	32,822	866,501
ViaSat, Inc. *	12,280	847,688
Western Digital Corp.	76,616	3,565,709
Zebra Technologies Corp., Class A *	14,736	782,629
		311,547,771
Telecommunication Services 2.4%
8x8, Inc. *	20,744	264,901
AT&T, Inc.	1,717,689	67,247,524
Atlantic Tele-Network, Inc.	4,912	365,895
CenturyLink, Inc.	155,209	4,209,268
Cincinnati Bell, Inc. *	38,766	154,289
Consolidated Communications Holdings, Inc.	22,380	550,100
Frontier Communications Corp.	329,729	1,704,699
General Communication, Inc., Class A *	17,281	269,411
inContact, Inc. *	12,772	177,275
Iridium Communications, Inc. *	23,496	205,120
Level 3 Communications, Inc. *	82,157	4,432,370
NII Holdings, Inc. *	34,460	128,019
SBA Communications Corp., Class A *	34,665	3,445,701
Shenandoah Telecommunications Co.	20,336	650,549
Sprint Corp. *(a)	217,082	824,912
T-Mobile US, Inc. *	76,840	3,285,679
Telephone & Data Systems, Inc.	31,928	919,207
United States Cellular Corp. *	4,912	185,575
Verizon Communications, Inc.	1,138,788	57,964,309
Security	Number of Shares	Value ($)
Vonage Holdings Corp. *	44,444	204,887
Windstream Holdings, Inc. (a)	47,985	402,594
		147,592,284
Transportation 2.0%
Air Transport Services Group, Inc. *	7,792	98,569
Alaska Air Group, Inc.	35,668	2,368,355
Allegiant Travel Co.	3,198	444,586
AMERCO	1,667	627,892
American Airlines Group, Inc.	180,088	5,746,608
ArcBest Corp.	7,717	132,964
Atlas Air Worldwide Holdings, Inc. *	7,482	328,011
Avis Budget Group, Inc. *	27,702	831,060
C.H. Robinson Worldwide, Inc.	40,056	3,003,399
CSX Corp.	273,138	7,219,037
Delta Air Lines, Inc.	217,274	9,442,728
Echo Global Logistics, Inc. *	14,170	321,092
Expeditors International of Washington, Inc.	50,146	2,434,588
FedEx Corp.	71,605	11,812,677
Forward Air Corp.	9,824	446,894
Genesee & Wyoming, Inc., Class A *	22,431	1,347,430
Hawaiian Holdings, Inc. *	15,600	631,176
Heartland Express, Inc.	12,785	236,267
Hertz Global Holdings, Inc. *	101,517	983,700
Hub Group, Inc., Class A *	9,952	398,279
J.B. Hunt Transport Services, Inc.	25,298	2,092,650
JetBlue Airways Corp. *	87,372	1,566,580
Kansas City Southern	29,496	2,746,078
Kirby Corp. *	14,736	1,032,699
Landstar System, Inc.	11,248	763,177
Macquarie Infrastructure Corp.	17,730	1,269,645
Matson, Inc.	11,017	367,197
Norfolk Southern Corp.	82,596	6,943,020
Old Dominion Freight Line, Inc. *	26,597	1,711,517
Ryder System, Inc.	14,736	1,025,920
Saia, Inc. *	6,052	157,776
SkyWest, Inc.	10,320	243,552
Southwest Airlines Co.	175,175	7,441,434
Spirit Airlines, Inc. *	19,873	863,879
Swift Transportation Co. *	30,021	467,727
Union Pacific Corp.	236,879	19,942,843
United Continental Holdings, Inc. *	98,140	4,425,132
United Parcel Service, Inc., Class B	194,269	20,027,191
Virgin America, Inc. *	7,942	444,593
Werner Enterprises, Inc.	12,685	315,730
Wesco Aircraft Holdings, Inc. *	12,556	176,914
XPO Logistics, Inc. *(a)	20,876	610,832
		123,491,398
Utilities 3.4%
AES Corp.	172,331	1,911,151
AGL Resources, Inc.	34,703	2,283,457
ALLETE, Inc.	12,280	709,047
Alliant Energy Corp.	58,944	2,183,875
Ameren Corp.	64,314	3,186,759
American Electric Power Co., Inc.	132,624	8,584,751
American States Water Co.	9,824	383,725
American Water Works Co., Inc.	46,667	3,458,025
Aqua America, Inc.	45,030	1,454,919

18

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Atmos Energy Corp.	29,530	2,152,737
Avangrid, Inc.	15,582	654,756
Avista Corp.	19,648	790,243
Black Hills Corp.	12,269	742,765
California Water Service Group	22,972	669,634
Calpine Corp. *	105,614	1,563,087
CenterPoint Energy, Inc.	113,535	2,557,944
Chesapeake Utilities Corp.	5,166	298,026
CMS Energy Corp.	73,680	3,081,298
Connecticut Water Service, Inc.	5,166	249,156
Consolidated Edison, Inc.	78,592	5,757,650
Dominion Resources, Inc.	167,355	12,091,399
DTE Energy Co.	50,962	4,621,234
Duke Energy Corp.	191,630	14,991,215
Dynegy, Inc. *	27,248	513,352
Edison International	92,540	6,628,640
El Paso Electric Co.	12,280	548,425
Entergy Corp.	49,120	3,729,190
Eversource Energy	84,123	4,646,954
Exelon Corp.	266,240	9,124,045
FirstEnergy Corp.	113,056	3,709,367
Great Plains Energy, Inc.	39,802	1,161,422
Hawaiian Electric Industries, Inc.	34,388	1,128,958
IDACORP, Inc.	14,736	1,078,823
ITC Holdings Corp.	49,562	2,206,500
MDU Resources Group, Inc.	53,003	1,212,179
MGE Energy, Inc.	15,516	786,816
Middlesex Water Co.	5,184	191,549
National Fuel Gas Co.	22,190	1,220,450
New Jersey Resources Corp.	24,560	863,284
NextEra Energy, Inc.	130,245	15,645,029
NiSource, Inc.	90,309	2,154,773
Northwest Natural Gas Co.	9,824	539,338
NorthWestern Corp.	13,872	804,021
NRG Energy, Inc.	110,328	1,807,173
NRG Yield, Inc., Class A	10,106	146,537
NRG Yield, Inc., Class C	24,634	380,842
OGE Energy Corp.	54,880	1,656,827
ONE Gas, Inc.	13,219	775,294
Ormat Technologies, Inc.	10,239	446,523
Otter Tail Corp.	17,932	530,429
Pattern Energy Group, Inc.	23,815	518,691
PG&E Corp.	138,714	8,333,937
Piedmont Natural Gas Co., Inc.	22,552	1,354,473
Pinnacle West Capital Corp.	29,472	2,168,844
PNM Resources, Inc.	22,104	725,895
Portland General Electric Co.	27,295	1,124,008
PPL Corp.	185,211	7,138,032
Public Service Enterprise Group, Inc.	137,536	6,154,736
Questar Corp.	46,817	1,180,257
SCANA Corp.	39,348	2,750,819
Sempra Energy	63,948	6,850,110
SJW Corp.	10,689	368,664
South Jersey Industries, Inc.	19,648	567,631
Southwest Gas Corp.	12,280	852,600
Spire, Inc.	12,720	808,738
TECO Energy, Inc.	62,716	1,727,199
TerraForm Global, Inc., Class A *	33,370	92,769
TerraForm Power, Inc., Class A *(a)	30,568	257,994
The Southern Co.	253,803	12,548,020
UGI Corp.	44,208	1,897,407
Security	Number of Shares	Value ($)
Unitil Corp.	7,828	310,145
Vectren Corp.	22,104	1,098,127
WEC Energy Group, Inc.	86,458	5,199,584
Westar Energy, Inc.	39,782	2,240,920
WGL Holdings, Inc.	14,736	961,229
Xcel Energy, Inc.	135,134	5,590,494
		210,834,916
Total Common Stock
(Cost $5,342,947,548)		6,166,427,046

Rights 0.0% of net assets
Media 0.0%
Liberty Braves Group *	3,827	8,379
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(c)(d)	35,613	39,530
Telecommunication Services 0.0%
Leap Wireless CVR *(c)(d)	8,528	21,491
Total Rights
(Cost $61,021)		69,400

Other Investment Companies 0.4% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (e)	1,855,878	1,855,878
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.23% (e)	25,750,458	25,750,458
Total Other Investment Companies
(Cost $27,606,336)		27,606,336

End of Investments

At 05/31/16, the tax basis cost of the fund's investments was $5,372,856,232 and the unrealized appreciation and depreciation were $1,008,273,296 and ($187,026,746), respectively, with a net unrealized appreciation of $821,246,550.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,261,868.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $61,021 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

    19

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 05/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	175	18,330,375	238,287

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,166,427,046	$—	$—	$6,166,427,046
Rights [1]	8,379	—	—	8,379
Pharmaceuticals, Biotechnology & Life Sciences	—	—	39,530	39,530
Telecommunication Services	—	—	21,491	21,491
Other Investment Companies[1]	27,606,336	—	—	27,606,336
Total	$6,194,041,761	$—	$61,021	$6,194,102,782
Other Financial Instruments
Futures Contracts[2]	$238,287	$—	$—	$238,287
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2016
Rights	$21,491	$—	$—	$39,530	$—	$—	$—	$61,021
Total	$21,491	$—	$—	$39,530	$—	$—	$—	$61,021
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
20

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	4,989,528,495	5,658,174,220
0.0%	Rights	—	8,511
0.2%	Other Investment Companies	12,594,813	12,594,813
100.0%	Total Investments	5,002,123,308	5,670,777,544
(0.0%)	Other Assets and Liabilities, Net		(1,572,020)
100.0%	Net Assets		5,669,205,524

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.1%
Autoliv, Inc.	25,862	3,170,940
BorgWarner, Inc.	61,964	2,108,635
Delphi Automotive plc	79,003	5,369,044
Ford Motor Co.	1,123,713	15,158,888
General Motors Co.	401,436	12,556,918
Harley-Davidson, Inc.	56,298	2,611,664
Johnson Controls, Inc.	182,720	8,067,088
Lear Corp.	21,339	2,534,220
Tesla Motors, Inc. *(a)	32,858	7,334,891
The Goodyear Tire & Rubber Co.	75,792	2,119,902
		61,032,190
Banks 5.4%
Bank of America Corp.	2,987,195	44,180,615
BB&T Corp.	237,754	8,647,113
BOK Financial Corp. (a)	4,888	311,561
CIT Group, Inc.	50,121	1,717,146
Citigroup, Inc.	852,634	39,707,165
Citizens Financial Group, Inc.	148,605	3,499,648
Comerica, Inc.	50,193	2,364,090
Cullen/Frost Bankers, Inc.	13,967	934,392
East West Bancorp, Inc.	41,806	1,613,712
Fifth Third Bancorp	221,180	4,173,667
First Republic Bank	41,980	3,039,772
Huntington Bancshares, Inc.	225,156	2,352,880
JPMorgan Chase & Co.	1,052,520	68,697,980
KeyCorp	230,735	2,958,023
M&T Bank Corp.	44,527	5,320,977
New York Community Bancorp, Inc.	141,623	2,229,146
People's United Financial, Inc.	86,576	1,374,827
Regions Financial Corp.	373,625	3,672,734
Signature Bank *	14,402	1,944,270
SunTrust Banks, Inc.	143,704	6,297,109
SVB Financial Group *	14,402	1,587,100
Security	Number of Shares	Value ($)
The PNC Financial Services Group, Inc.	143,986	12,921,304
U.S. Bancorp	471,817	20,203,204
Wells Fargo & Co.	1,323,156	67,110,472
Zions Bancorp	53,721	1,505,262
		308,364,169
Capital Goods 7.3%
3M Co.	173,227	29,157,569
A.O. Smith Corp.	20,853	1,716,202
Acuity Brands, Inc.	13,085	3,389,538
AGCO Corp.	18,402	955,616
Allegion plc	26,187	1,771,289
Allison Transmission Holdings, Inc.	45,654	1,282,421
AMETEK, Inc.	66,833	3,195,954
B/E Aerospace, Inc.	30,794	1,467,026
Carlisle Cos., Inc.	19,278	2,001,442
Caterpillar, Inc.	167,065	12,113,883
Chicago Bridge & Iron Co. N.V.	28,940	1,106,666
Colfax Corp. *	25,215	683,074
Cummins, Inc.	45,737	5,235,514
Danaher Corp.	171,804	16,898,641
Deere & Co.	87,040	7,162,522
Donaldson Co., Inc.	36,668	1,228,745
Dover Corp.	43,847	2,926,787
Eaton Corp. plc	132,327	8,155,313
Emerson Electric Co.	184,419	9,593,476
Fastenal Co.	82,229	3,785,001
Flowserve Corp.	37,154	1,788,222
Fluor Corp.	39,628	2,091,566
Fortune Brands Home & Security, Inc.	45,983	2,697,823
General Dynamics Corp.	84,707	12,017,382
General Electric Co.	2,672,999	80,804,760
HD Supply Holdings, Inc. *	51,174	1,806,442
Honeywell International, Inc.	223,490	25,439,867
Hubbell, Inc.	15,313	1,627,312
IDEX Corp.	20,509	1,709,220
Illinois Tool Works, Inc.	96,509	10,232,849
Ingersoll-Rand plc	73,635	4,919,554
Jacobs Engineering Group, Inc. *	36,615	1,856,014
L-3 Communications Holdings, Inc.	26,013	3,569,244
Lincoln Electric Holdings, Inc.	17,689	1,064,524
Lockheed Martin Corp.	75,059	17,731,188
Masco Corp.	100,064	3,266,089
MSC Industrial Direct Co., Inc., Class A	12,260	918,887
Nordson Corp.	16,203	1,409,337
Northrop Grumman Corp.	52,286	11,119,664
Owens Corning	36,140	1,845,670
PACCAR, Inc.	97,782	5,451,346
Parker-Hannifin Corp.	38,024	4,366,676
Pentair plc	50,201	3,024,108
Quanta Services, Inc. *	46,271	1,111,892
Raytheon Co.	84,748	10,989,273

    1

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rockwell Automation, Inc.	36,816	4,272,497
Rockwell Collins, Inc.	36,710	3,245,164
Roper Technologies, Inc.	27,937	4,779,462
Sensata Technologies Holding N.V. *	45,699	1,689,949
Snap-on, Inc.	15,924	2,576,822
SolarCity Corp. *(a)	18,726	419,275
Spirit AeroSystems Holdings, Inc., Class A *	35,355	1,653,907
Stanley Black & Decker, Inc.	43,490	4,922,198
Textron, Inc.	77,386	2,945,311
The Boeing Co.	178,105	22,467,946
The Middleby Corp. *	16,119	2,001,980
TransDigm Group, Inc. *	14,864	3,917,259
Trinity Industries, Inc.	44,352	800,997
United Rentals, Inc. *	27,986	1,949,785
United Technologies Corp.	223,366	22,466,152
W.W. Grainger, Inc.	16,372	3,738,546
WABCO Holdings, Inc. *	16,210	1,749,059
Wabtec Corp.	25,921	2,005,767
Xylem, Inc.	50,136	2,239,074
		416,526,738
Commercial & Professional Services 0.8%
Cintas Corp.	24,238	2,297,762
Copart, Inc. *	30,343	1,502,282
Equifax, Inc.	32,823	4,126,836
IHS, Inc., Class A *	18,581	2,284,162
ManpowerGroup, Inc.	21,073	1,680,572
Nielsen Holdings plc	105,658	5,641,081
Republic Services, Inc.	69,794	3,369,654
Robert Half International, Inc.	37,522	1,560,540
Rollins, Inc.	31,734	901,880
Stericycle, Inc. *	23,328	2,285,911
The Dun & Bradstreet Corp.	12,289	1,559,474
Tyco International plc	118,972	5,070,587
Verisk Analytics, Inc. *	44,606	3,541,270
Waste Management, Inc.	118,989	7,252,380
		43,074,391
Consumer Durables & Apparel 1.5%
Carter's, Inc.	16,192	1,627,944
Coach, Inc.	77,427	3,052,172
D.R. Horton, Inc.	89,249	2,727,449
Garmin Ltd.	32,737	1,391,977
GoPro, Inc., Class A *(a)	21,896	224,872
Hanesbrands, Inc.	110,432	2,989,394
Harman International Industries, Inc.	20,818	1,628,800
Hasbro, Inc.	31,836	2,778,964
Leggett & Platt, Inc.	38,658	1,942,951
Lennar Corp., B Shares	2,917	106,762
Lennar Corp., Class A	47,856	2,180,798
lululemon athletica, Inc. *	32,956	2,143,129
Mattel, Inc.	99,937	3,185,992
Michael Kors Holdings Ltd. *	56,886	2,430,170
Mohawk Industries, Inc. *	17,650	3,471,579
Newell Brands, Inc.	131,130	6,253,590
NIKE, Inc., Class B	384,656	21,240,704
NVR, Inc. *	1,134	1,965,222
Polaris Industries, Inc.	17,361	1,476,032
Security	Number of Shares	Value ($)
PulteGroup, Inc.	84,766	1,590,210
PVH Corp.	22,962	2,153,836
Ralph Lauren Corp.	15,965	1,505,979
Skechers U.S.A., Inc., Class A *	35,055	1,092,664
Toll Brothers, Inc. *	48,368	1,409,927
Under Armour, Inc., Class A *	50,030	1,887,632
Under Armour, Inc., Class C *	58,136	2,033,016
VF Corp.	95,940	5,978,981
Whirlpool Corp.	22,236	3,882,850
		84,353,596
Consumer Services 2.0%
Aramark	65,416	2,177,699
Carnival Corp.	127,543	6,088,903
Chipotle Mexican Grill, Inc. *	8,617	3,808,369
Darden Restaurants, Inc.	35,399	2,401,114
Domino's Pizza, Inc.	15,002	1,813,442
Dunkin' Brands Group, Inc.	28,091	1,216,060
Extended Stay America, Inc.	16,192	230,898
H&R Block, Inc.	66,825	1,427,382
Hilton Worldwide Holdings, Inc.	148,846	3,093,020
Hyatt Hotels Corp., Class A *	10,186	467,639
Interval Leisure Group, Inc.	1	14
Las Vegas Sands Corp.	105,936	4,898,481
Marriott International, Inc., Class A (a)	54,697	3,612,190
McDonald's Corp.	258,086	31,501,977
MGM Resorts International *	131,865	3,013,115
Norwegian Cruise Line Holdings Ltd. *	43,783	2,031,969
Royal Caribbean Cruises Ltd.	46,875	3,627,656
Service Corp. International	57,525	1,576,185
Starbucks Corp.	422,815	23,208,315
Starwood Hotels & Resorts Worldwide, Inc.	48,500	3,561,355
Wyndham Worldwide Corp.	32,794	2,209,988
Wynn Resorts Ltd.	23,234	2,234,646
Yum! Brands, Inc.	116,345	9,550,761
		113,751,178
Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	14,663	2,544,324
Ally Financial, Inc. *	121,253	2,175,279
American Express Co.	233,317	15,342,926
Ameriprise Financial, Inc.	48,572	4,938,315
Berkshire Hathaway, Inc., Class B *	537,506	75,541,093
BlackRock, Inc.	35,914	13,067,309
Capital One Financial Corp.	151,353	11,085,094
CME Group, Inc.	96,780	9,473,794
Discover Financial Services	120,731	6,858,728
E*TRADE Financial Corp. *	80,995	2,258,951
Eaton Vance Corp.	34,174	1,242,567
FactSet Research Systems, Inc.	11,440	1,819,761
Franklin Resources, Inc.	107,946	4,031,783
Intercontinental Exchange, Inc.	34,374	9,319,479
Invesco Ltd.	119,112	3,740,117
Lazard Ltd., Class A	36,800	1,294,624
Legg Mason, Inc.	27,584	951,648
LendingClub Corp. *	58,098	276,547
Leucadia National Corp.	96,842	1,752,840

2

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
LPL Financial Holdings, Inc. (a)	21,198	591,212
Moody's Corp.	48,005	4,735,213
Morgan Stanley	442,414	12,108,871
MSCI, Inc.	25,866	2,063,848
Nasdaq, Inc.	34,838	2,299,656
Navient Corp.	103,772	1,422,714
Northern Trust Corp.	61,706	4,572,415
OneMain Holdings, Inc. *	12,785	399,659
Raymond James Financial, Inc.	35,256	1,976,804
S&P Global, Inc.	75,035	8,389,663
Santander Consumer USA Holdings, Inc. *	27,328	351,438
SEI Investments Co.	39,332	2,023,238
State Street Corp.	114,814	7,240,171
Synchrony Financial *	244,470	7,627,464
T. Rowe Price Group, Inc.	73,118	5,634,473
TD Ameritrade Holding Corp.	75,594	2,469,656
The Bank of New York Mellon Corp.	309,335	13,010,630
The Charles Schwab Corp. (b)	354,202	10,831,497
The Goldman Sachs Group, Inc.	112,133	17,882,971
Voya Financial, Inc.	60,344	1,982,904
		275,329,676
Energy 6.7%
Anadarko Petroleum Corp.	142,520	7,391,087
Antero Resources Corp. *	21,186	615,030
Apache Corp.	107,091	6,119,180
Baker Hughes, Inc.	120,827	5,603,956
Cabot Oil & Gas Corp.	130,439	3,126,623
Cheniere Energy, Inc. *	66,915	2,149,979
Chesapeake Energy Corp. *	143,971	617,636
Chevron Corp.	542,922	54,835,122
Cimarex Energy Co.	26,450	3,075,606
Columbia Pipeline Group, Inc.	117,619	3,003,989
Concho Resources, Inc. *	36,639	4,445,776
ConocoPhillips	355,145	15,551,799
Continental Resources, Inc. *	23,068	970,240
Core Laboratories N.V.	11,959	1,450,029
Devon Energy Corp.	144,473	5,214,031
Ensco plc, Class A	87,036	860,786
EOG Resources, Inc.	156,489	12,731,945
EQT Corp.	51,574	3,777,795
Exxon Mobil Corp.	1,194,210	106,308,574
FMC Technologies, Inc. *	65,946	1,795,710
Halliburton Co.	253,723	10,702,036
Helmerich & Payne, Inc.	30,379	1,857,676
Hess Corp.	74,543	4,467,362
HollyFrontier Corp.	51,106	1,367,597
Kinder Morgan, Inc.	525,033	9,492,597
Marathon Oil Corp.	246,706	3,224,447
Marathon Petroleum Corp.	149,061	5,191,795
Murphy Oil Corp.	48,012	1,484,051
National Oilwell Varco, Inc.	107,340	3,536,853
Noble Energy, Inc.	121,634	4,348,415
Occidental Petroleum Corp.	219,299	16,543,917
Oceaneering International, Inc.	29,563	977,353
ONEOK, Inc.	57,168	2,472,516
Phillips 66	133,139	10,699,050
Pioneer Natural Resources Co.	47,394	7,598,206
Range Resources Corp.	49,021	2,087,804
Schlumberger Ltd.	395,470	30,174,361
Security	Number of Shares	Value ($)
Southwestern Energy Co. *	116,869	1,597,599
Spectra Energy Corp.	189,411	6,034,634
Tesoro Corp.	35,189	2,747,557
The Williams Cos., Inc.	189,990	4,210,178
Transocean Ltd.	96,228	942,072
Valero Energy Corp.	134,581	7,361,581
Weatherford International plc *	265,029	1,486,813
Whiting Petroleum Corp. *	56,825	701,789
		380,953,152
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	125,457	18,664,238
CVS Health Corp.	314,244	30,308,834
Rite Aid Corp. *	284,044	2,187,139
Sysco Corp.	151,132	7,270,960
The Kroger Co.	275,439	9,849,699
Wal-Mart Stores, Inc.	448,968	31,777,955
Walgreens Boots Alliance, Inc.	246,934	19,112,692
Whole Foods Market, Inc.	102,421	3,313,319
		122,484,836
Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	564,638	35,933,562
Archer-Daniels-Midland Co.	169,695	7,257,855
Brown-Forman Corp., Class A	7,151	751,141
Brown-Forman Corp., Class B	30,229	2,964,558
Bunge Ltd.	39,552	2,652,753
Campbell Soup Co.	48,181	2,918,323
ConAgra Foods, Inc.	125,330	5,727,581
Constellation Brands, Inc., Class A	50,361	7,712,787
Dr. Pepper Snapple Group, Inc.	54,790	5,007,806
Flowers Foods, Inc.	50,513	947,119
General Mills, Inc.	169,352	10,631,919
Hormel Foods Corp.	77,344	2,661,407
Ingredion, Inc.	21,151	2,483,339
Kellogg Co.	70,852	5,269,263
McCormick & Co., Inc. Non-Voting Shares	32,250	3,130,507
Mead Johnson Nutrition Co.	57,486	4,729,948
Molson Coors Brewing Co., Class B	51,019	5,060,064
Mondelez International, Inc., Class A	450,286	20,033,224
Monster Beverage Corp. *	43,315	6,497,250
PepsiCo, Inc.	412,911	41,774,206
Philip Morris International, Inc.	445,282	43,940,428
Pilgrim's Pride Corp.	16,914	420,651
Reynolds American, Inc.	238,488	11,852,854
The Coca-Cola Co.	1,118,821	49,899,417
The Hain Celestial Group, Inc. *	28,304	1,399,350
The Hershey Co.	41,093	3,815,485
The J.M. Smucker Co.	34,575	4,465,361
The Kraft Heinz Co.	170,629	14,194,627
The WhiteWave Foods Co. *	48,657	2,172,535
Tyson Foods, Inc., Class A	82,967	5,291,635
		311,596,955
Health Care Equipment & Services 5.0%
Abbott Laboratories	423,586	16,786,713
Aetna, Inc.	99,380	11,252,797
AmerisourceBergen Corp.	56,884	4,265,162
Anthem, Inc.	74,951	9,905,524

    3

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Baxter International, Inc.	157,273	6,787,903
Becton Dickinson & Co.	61,049	10,161,606
Boston Scientific Corp. *	380,461	8,640,269
C.R. Bard, Inc.	21,054	4,611,668
Cardinal Health, Inc.	93,856	7,409,931
Centene Corp. *	49,465	3,084,143
Cerner Corp. *	86,837	4,829,006
Cigna Corp.	72,164	9,244,930
Community Health Systems, Inc. *	36,808	494,699
DaVita HealthCare Partners, Inc. *	48,093	3,718,551
DENTSPLY SIRONA, Inc.	70,406	4,376,437
DexCom, Inc. *	21,953	1,415,749
Edwards Lifesciences Corp. *	62,482	6,154,477
Envision Healthcare Holdings, Inc. *	60,421	1,499,045
Express Scripts Holding Co. *	180,118	13,607,915
HCA Holdings, Inc. *	89,335	6,969,917
Henry Schein, Inc. *	23,166	4,024,629
Hologic, Inc. *	70,927	2,440,598
Humana, Inc.	41,723	7,197,635
IDEXX Laboratories, Inc. *	27,275	2,388,472
IMS Health Holdings, Inc. *	43,507	1,135,968
Intuitive Surgical, Inc. *	10,847	6,884,699
Laboratory Corp. of America Holdings *	27,901	3,569,933
McKesson Corp.	64,838	11,874,431
MEDNAX, Inc. *	25,111	1,718,848
Medtronic plc	402,839	32,420,483
Patterson Cos., Inc.	23,417	1,142,984
Premier, Inc., Class A *	18,042	573,736
Quest Diagnostics, Inc.	41,222	3,181,102
Quorum Health Corp. *	9,202	121,926
ResMed, Inc.	42,690	2,521,271
St. Jude Medical, Inc.	79,599	6,237,378
Stryker Corp.	88,605	9,849,332
Tenet Healthcare Corp. *	30,133	872,049
The Cooper Cos., Inc.	13,956	2,272,176
UnitedHealth Group, Inc.	271,537	36,296,351
Universal Health Services, Inc., Class B	25,567	3,447,966
Varian Medical Systems, Inc. *	26,018	2,154,030
Zimmer Biomet Holdings, Inc.	51,358	6,271,325
		283,813,764
Household & Personal Products 1.9%
Church & Dwight Co., Inc.	36,910	3,634,897
Colgate-Palmolive Co.	255,349	17,979,123
Coty, Inc., Class A (a)	28,004	737,625
Edgewell Personal Care Co. *	16,614	1,319,650
Herbalife Ltd. *	17,699	1,024,595
Kimberly-Clark Corp.	102,742	13,052,344
Spectrum Brands Holdings, Inc.	7,651	891,877
The Clorox Co.	37,122	4,771,662
The Estee Lauder Cos., Inc., Class A	62,038	5,693,847
The Procter & Gamble Co.	762,593	61,800,537
		110,906,157
Insurance 2.9%
Aflac, Inc.	119,781	8,319,988
Alleghany Corp. *	4,647	2,531,825
Security	Number of Shares	Value ($)
American Financial Group, Inc.	20,657	1,513,745
American International Group, Inc.	330,384	19,122,626
Aon plc	76,509	8,360,139
Arch Capital Group Ltd. *	37,445	2,720,754
Arthur J. Gallagher & Co.	48,549	2,346,373
Axis Capital Holdings Ltd.	27,448	1,513,757
Brown & Brown, Inc.	34,447	1,242,159
Chubb Ltd.	132,641	16,793,677
Cincinnati Financial Corp.	41,991	2,901,578
CNA Financial Corp.	9,268	304,547
Erie Indemnity Co., Class A	6,891	674,629
Everest Re Group Ltd.	12,179	2,181,381
FNF Group	75,435	2,636,453
Lincoln National Corp.	70,898	3,250,673
Loews Corp.	82,432	3,336,847
Markel Corp. *	3,837	3,656,661
Marsh & McLennan Cos., Inc.	151,405	10,003,328
MetLife, Inc.	312,278	14,224,263
Principal Financial Group, Inc.	75,506	3,364,547
Prudential Financial, Inc.	124,944	9,901,812
Reinsurance Group of America, Inc.	18,524	1,836,469
RenaissanceRe Holdings Ltd.	11,946	1,379,883
The Allstate Corp.	109,845	7,415,636
The Hartford Financial Services Group, Inc.	112,565	5,084,561
The Progressive Corp.	164,027	5,462,099
The Travelers Cos., Inc.	83,247	9,501,813
Torchmark Corp.	32,901	2,027,689
Unum Group	69,166	2,553,609
W.R. Berkley Corp.	29,846	1,702,117
Willis Towers Watson plc	39,567	5,065,367
XL Group plc	85,384	2,932,940
		165,863,945
Materials 3.0%
Air Products & Chemicals, Inc.	55,637	7,936,062
Albemarle Corp.	30,996	2,433,186
Alcoa, Inc.	372,473	3,452,825
Ashland, Inc.	19,131	2,168,690
Avery Dennison Corp.	25,774	1,917,070
Axalta Coating Systems Ltd. *	37,852	1,065,534
Ball Corp.	39,107	2,827,436
Celanese Corp., Series A	43,216	3,045,864
CF Industries Holdings, Inc.	66,210	1,831,369
Crown Holdings, Inc. *	38,678	2,017,831
E.I. du Pont de Nemours & Co.	251,306	16,437,925
Eastman Chemical Co.	44,310	3,250,582
Ecolab, Inc.	76,185	8,931,929
FMC Corp.	36,763	1,745,875
Freeport-McMoRan, Inc.	361,826	4,009,032
Huntsman Corp.	52,372	781,914
Ingevity Corp. *	12,385	360,899
International Flavors & Fragrances, Inc.	22,740	2,933,460
International Paper Co.	117,356	4,947,729
LyondellBasell Industries N.V., Class A	99,142	8,066,193
Martin Marietta Materials, Inc.	18,350	3,468,884
Monsanto Co.	127,401	14,328,790
Newmont Mining Corp.	154,820	5,017,716
Nucor Corp.	89,262	4,330,100

4

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Packaging Corp. of America	25,965	1,771,592
PPG Industries, Inc.	75,260	8,103,997
Praxair, Inc.	81,060	8,905,251
Reliance Steel & Aluminum Co.	21,011	1,562,168
RPM International, Inc.	34,807	1,746,963
Sealed Air Corp.	58,132	2,699,650
The Dow Chemical Co.	317,595	16,311,679
The Mosaic Co.	102,673	2,590,440
The Sherwin-Williams Co.	22,840	6,648,496
The Valspar Corp.	19,952	2,161,201
Vulcan Materials Co.	38,035	4,440,586
W.R. Grace & Co.	20,723	1,608,934
Westlake Chemical Corp.	11,504	507,671
WestRock Co.	74,336	2,944,449
		169,309,972
Media 3.2%
AMC Networks, Inc., Class A *	16,630	1,063,322
Cablevision Systems Corp., Class A	62,310	2,160,911
CBS Corp., Class A	900	52,632
CBS Corp., Class B Non-Voting Shares	118,905	6,563,556
Charter Communications, Inc., Class A	58,668	12,844,864
Comcast Corp., Class A	694,690	43,973,877
Discovery Communications, Inc., Class A *	41,017	1,142,323
Discovery Communications, Inc., Class C *	75,477	2,020,519
DISH Network Corp., Class A *	66,591	3,322,891
Liberty Braves Group, Class A *	2,760	42,946
Liberty Braves Group, Class C *	5,529	82,935
Liberty Broadband Corp., Class A *	4,834	279,405
Liberty Broadband Corp., Class C *	20,653	1,194,363
Liberty Global plc, Class A *	86,831	3,243,138
Liberty Global plc, Series C *	188,015	6,792,982
Liberty Media Group, Class A *	6,923	134,860
Liberty Media Group, Class C *	13,847	262,401
Liberty SiriusXM Group, Class A *	27,694	883,162
Liberty SiriusXM Group, Class C *	55,388	1,741,952
Lions Gate Entertainment Corp.	26,587	592,890
MSG Networks, Inc., Class A *	16,015	277,220
News Corp., Class A	107,806	1,289,360
News Corp., Class B	29,104	359,143
Omnicom Group, Inc.	67,011	5,584,027
Scripps Networks Interactive, Inc., Class A	26,314	1,693,043
Sirius XM Holdings, Inc. *	623,458	2,506,301
TEGNA, Inc.	64,325	1,476,902
The Interpublic Group of Cos., Inc.	116,021	2,772,902
The Walt Disney Co.	430,686	42,732,665
Time Warner, Inc.	227,527	17,214,693
Tribune Media Co., Class A	26,243	1,056,281
Twenty-First Century Fox, Inc., Class A	312,652	9,029,390
Twenty-First Century Fox, Inc., Class B	136,445	3,989,652
Viacom, Inc., Class A	1,200	57,840
Viacom, Inc., Class B	99,080	4,396,179
		182,831,527
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	461,641	29,051,068
Agilent Technologies, Inc.	94,288	4,326,876
Alexion Pharmaceuticals, Inc. *	64,661	9,757,345
Alkermes plc *	41,606	1,930,935
Allergan plc *	113,031	26,647,058
Alnylam Pharmaceuticals, Inc. *	20,453	1,466,889
Amgen, Inc.	215,132	33,980,099
Anacor Pharmaceuticals, Inc. *	11,985	1,190,111
Baxalta, Inc.	193,588	8,755,985
Biogen, Inc. *	62,821	18,201,128
BioMarin Pharmaceutical, Inc. *	46,720	4,188,448
Bristol-Myers Squibb Co.	479,917	34,410,049
Celgene Corp. *	223,254	23,557,762
Eli Lilly & Co.	279,040	20,936,371
Endo International plc *	61,793	976,947
Gilead Sciences, Inc.	393,408	34,250,101
Illumina, Inc. *	42,122	6,100,529
Incyte Corp. *	48,356	4,081,730
Ionis Pharmaceuticals, Inc. *	33,238	754,170
Jazz Pharmaceuticals plc *	18,359	2,782,490
Johnson & Johnson	790,817	89,117,168
Mallinckrodt plc *	33,276	2,108,367
Medivation, Inc. *	50,092	3,028,562
Merck & Co., Inc.	801,971	45,118,889
Mettler-Toledo International, Inc. *	7,432	2,789,378
Mylan N.V. *	114,455	4,960,480
OPKO Health, Inc. *(a)	89,063	946,740
PerkinElmer, Inc.	31,840	1,743,240
Perrigo Co., plc	41,206	3,949,183
Pfizer, Inc.	1,730,114	60,034,956
Quintiles Transnational Holdings, Inc. *	27,848	1,890,601
Regeneron Pharmaceuticals, Inc. *	22,435	8,949,995
Seattle Genetics, Inc. *	29,954	1,211,040
Thermo Fisher Scientific, Inc.	115,830	17,579,519
United Therapeutics Corp. *	12,485	1,486,589
Vertex Pharmaceuticals, Inc. *	72,959	6,796,131
Waters Corp. *	23,091	3,176,167
Zoetis, Inc.	127,988	6,069,191
		528,302,287
Real Estate 3.5%
Alexandria Real Estate Equities, Inc.	18,798	1,821,526
American Campus Communities, Inc.	37,491	1,762,827
American Capital Agency Corp.	94,716	1,789,185
American Tower Corp.	120,765	12,774,522
Annaly Capital Management, Inc.	263,455	2,787,354
Apartment Investment & Management Co., Class A	46,859	1,998,536
AvalonBay Communities, Inc.	39,212	7,053,455
Boston Properties, Inc.	44,974	5,650,084
Brixmor Property Group, Inc.	68,604	1,732,251
Camden Property Trust	22,740	1,937,675
CBRE Group, Inc., Class A *	83,436	2,490,565
Crown Castle International Corp.	96,615	8,773,608
DDR Corp.	84,767	1,458,840
Digital Realty Trust, Inc.	41,875	3,996,969
Duke Realty Corp.	100,498	2,378,788

    5

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Equinix, Inc.	20,128	7,286,336
Equity Residential	105,051	7,270,580
Essex Property Trust, Inc.	18,750	4,260,562
Extra Space Storage, Inc.	37,712	3,506,085
Federal Realty Investment Trust	18,964	2,905,095
General Growth Properties, Inc.	161,425	4,337,490
HCP, Inc.	132,563	4,357,346
Host Hotels & Resorts, Inc.	216,896	3,340,198
Iron Mountain, Inc.	68,966	2,533,811
Jones Lang LaSalle, Inc.	11,932	1,406,306
Kilroy Realty Corp.	27,668	1,747,234
Kimco Realty Corp.	111,469	3,141,196
Lamar Advertising Co., Class A	21,493	1,398,120
Liberty Property Trust	38,138	1,423,310
Mid-America Apartment Communities, Inc.	20,753	2,137,351
National Retail Properties, Inc.	43,053	1,951,592
Omega Healthcare Investors, Inc.	44,923	1,433,942
Prologis, Inc.	150,039	7,131,354
Public Storage	43,303	10,986,404
Realogy Holdings Corp. *	39,282	1,288,450
Realty Income Corp.	73,482	4,415,533
Regency Centers Corp.	25,014	1,916,072
Senior Housing Properties Trust	73,382	1,370,776
Simon Property Group, Inc.	89,478	17,684,432
SL Green Realty Corp.	28,163	2,854,602
Taubman Centers, Inc.	16,432	1,126,742
The Macerich Co.	38,787	2,960,224
UDR, Inc.	77,350	2,786,920
Ventas, Inc.	97,195	6,446,944
VEREIT, Inc.	251,140	2,408,433
Vornado Realty Trust	50,626	4,835,796
Weingarten Realty Investors	29,918	1,125,814
Welltower, Inc.	104,761	7,219,081
Weyerhaeuser Co.	226,668	7,140,042
WP Carey, Inc.	25,403	1,628,586
		198,168,944
Retailing 5.4%
Advance Auto Parts, Inc.	20,483	3,151,105
Amazon.com, Inc. *	110,720	80,027,309
AutoNation, Inc. *	21,187	1,068,672
AutoZone, Inc. *	8,384	6,390,285
Bed Bath & Beyond, Inc. *	47,774	2,137,886
Best Buy Co., Inc.	82,709	2,660,749
CarMax, Inc. *	57,475	3,084,108
Dick's Sporting Goods, Inc.	27,573	1,182,882
Dillard's, Inc., Class A	7,702	455,265
Dollar General Corp.	84,119	7,562,298
Dollar Tree, Inc. *	65,248	5,907,554
Expedia, Inc.	33,336	3,708,297
Foot Locker, Inc.	39,316	2,198,551
GameStop Corp., Class A	31,938	929,396
Genuine Parts Co.	41,410	4,013,457
Kohl's Corp.	54,913	1,979,065
L Brands, Inc.	70,676	4,844,840
Liberty Interactive Corp. QVC Group, Class A *	140,365	3,787,048
Liberty Ventures, Series A *	37,972	1,416,735
LKQ Corp. *	90,750	3,001,102
Lowe's Cos., Inc.	261,417	20,947,344
Security	Number of Shares	Value ($)
Macy's, Inc.	91,133	3,026,527
Netflix, Inc. *	123,170	12,633,547
Nordstrom, Inc. (a)	39,341	1,494,171
O'Reilly Automotive, Inc. *	28,054	7,418,319
Ross Stores, Inc.	114,780	6,129,252
Sally Beauty Holdings, Inc. *	43,271	1,242,743
Signet Jewelers Ltd.	22,773	2,253,844
Staples, Inc.	177,552	1,562,458
Target Corp.	171,621	11,804,092
The Gap, Inc.	66,649	1,199,016
The Home Depot, Inc.	362,887	47,944,630
The Priceline Group, Inc. *	14,328	18,115,320
The TJX Cos., Inc.	191,448	14,573,022
Tiffany & Co.	29,838	1,848,762
Tractor Supply Co.	38,823	3,730,890
TripAdvisor, Inc. *	32,985	2,234,404
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,651	4,345,870
Urban Outfitters, Inc. *	29,649	845,886
Williams-Sonoma, Inc.	25,057	1,329,023
		304,185,724
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	88,839	5,197,081
Applied Materials, Inc.	323,082	7,889,662
Broadcom Ltd.	105,997	16,361,697
First Solar, Inc. *	20,716	1,028,549
Intel Corp.	1,356,054	42,837,746
KLA-Tencor Corp.	45,517	3,319,555
Lam Research Corp.	45,593	3,775,556
Linear Technology Corp.	66,847	3,163,200
Marvell Technology Group Ltd.	146,868	1,502,460
Maxim Integrated Products, Inc.	79,914	3,033,535
Microchip Technology, Inc.	61,900	3,198,992
Micron Technology, Inc. *	302,091	3,842,598
NVIDIA Corp.	145,649	6,804,721
Qorvo, Inc. *	35,902	1,829,925
QUALCOMM, Inc.	433,799	23,824,241
Skyworks Solutions, Inc.	54,576	3,643,494
Texas Instruments, Inc.	290,138	17,582,363
Xilinx, Inc.	72,812	3,450,561
		152,285,936
Software & Services 12.4%
Accenture plc, Class A	180,757	21,504,660
Activision Blizzard, Inc.	146,603	5,755,634
Adobe Systems, Inc. *	142,296	14,154,183
Akamai Technologies, Inc. *	51,396	2,805,194
Alliance Data Systems Corp. *	17,670	3,926,097
Alphabet, Inc., Class A *	83,807	62,758,872
Alphabet, Inc., Class C *	85,382	62,817,245
Amdocs Ltd.	43,574	2,526,856
ANSYS, Inc. *	25,024	2,229,638
Autodesk, Inc. *	64,185	3,740,060
Automatic Data Processing, Inc.	130,910	11,499,134
Broadridge Financial Solutions, Inc.	33,338	2,139,966
CA, Inc.	89,365	2,888,277
Cadence Design Systems, Inc. *	89,077	2,201,984
CDK Global, Inc.	44,342	2,452,113
Citrix Systems, Inc. *	43,790	3,718,647

6

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cognizant Technology Solutions Corp., Class A *	177,248	10,890,117
Computer Sciences Corp.	39,322	1,934,642
CoStar Group, Inc. *	9,168	1,894,017
CSRA, Inc.	39,322	974,006
eBay, Inc. *	310,438	7,593,314
Electronic Arts, Inc. *	88,869	6,820,696
Facebook, Inc., Class A *	658,282	78,210,485
Fidelity National Information Services, Inc.	79,946	5,937,589
FireEye, Inc. *	34,195	544,384
Fiserv, Inc. *	64,074	6,748,914
FleetCor Technologies, Inc. *	22,854	3,402,732
Fortinet, Inc. *	41,006	1,402,815
Gartner, Inc. *	21,818	2,217,145
Global Payments, Inc.	43,965	3,415,641
IAC/InterActiveCorp	20,967	1,171,636
International Business Machines Corp.	253,390	38,956,179
Intuit, Inc.	74,372	7,932,518
Jack Henry & Associates, Inc.	23,028	1,944,254
LinkedIn Corp., Class A *	32,002	4,368,273
MasterCard, Inc., Class A	281,954	27,039,389
Microsoft Corp.	2,266,262	120,111,886
NetSuite, Inc. *	12,548	995,182
Nuance Communications, Inc. *	70,568	1,179,897
Oracle Corp.	903,623	36,325,645
Paychex, Inc.	95,145	5,158,762
PayPal Holdings, Inc. *	317,408	11,994,848
Rackspace Hosting, Inc. *	30,365	759,125
Red Hat, Inc. *	52,344	4,054,566
Sabre Corp.	54,008	1,521,405
salesforce.com, Inc. *	180,249	15,088,644
ServiceNow, Inc. *	43,815	3,138,469
Splunk, Inc. *	35,155	2,019,655
SS&C Technologies Holdings, Inc.	21,853	1,345,926
Symantec Corp.	178,640	3,101,190
Synopsys, Inc. *	43,398	2,242,375
Tableau Software, Inc., Class A *	13,902	715,119
Teradata Corp. *	34,936	990,086
The Western Union Co.	138,634	2,696,431
Total System Services, Inc.	46,226	2,482,336
Twitter, Inc. *	173,786	2,645,023
Vantiv, Inc., Class A *	44,790	2,408,358
VeriSign, Inc. *	28,416	2,428,431
Visa, Inc., Class A	547,614	43,228,649
VMware, Inc., Class A *	21,763	1,317,967
Workday, Inc., Class A *	32,946	2,498,625
Xerox Corp.	270,275	2,694,642
Yahoo! Inc. *	248,616	9,432,491
		703,093,039
Technology Hardware & Equipment 5.0%
Amphenol Corp., Class A	86,552	5,082,333
Apple, Inc.	1,587,932	158,570,890
Arrow Electronics, Inc. *	27,394	1,770,200
Avnet, Inc.	38,658	1,586,138
CDW Corp.	39,489	1,680,652
Cisco Systems, Inc.	1,436,861	41,740,812
CommScope Holding Co., Inc. *	48,067	1,497,287
Corning, Inc.	336,754	7,034,791
Security	Number of Shares	Value ($)
EMC Corp.	558,734	15,616,615
F5 Networks, Inc. *	20,708	2,282,022
Fitbit, Inc., Class A *(a)	9,944	141,006
FLIR Systems, Inc.	39,345	1,225,597
Harris Corp.	34,648	2,729,223
Hewlett Packard Enterprise Co.	485,558	8,968,256
HP, Inc.	501,334	6,707,849
Jabil Circuit, Inc.	52,302	997,922
Juniper Networks, Inc.	99,165	2,321,453
Keysight Technologies, Inc. *	46,720	1,431,034
Motorola Solutions, Inc.	44,749	3,099,763
National Instruments Corp.	27,513	786,046
NCR Corp. *	34,523	1,066,070
NetApp, Inc.	86,785	2,215,621
Palo Alto Networks, Inc. *	21,326	2,782,190
Seagate Technology plc	84,741	1,911,757
TE Connectivity Ltd.	105,418	6,325,080
Trimble Navigation Ltd. *	78,724	2,013,760
Western Digital Corp.	77,336	3,599,217
		285,183,584
Telecommunication Services 2.6%
AT&T, Inc.	1,762,317	68,994,711
CenturyLink, Inc.	157,447	4,269,963
Frontier Communications Corp.	360,698	1,864,809
Level 3 Communications, Inc. *	80,277	4,330,944
SBA Communications Corp., Class A *	37,288	3,706,427
Sprint Corp. *(a)	229,890	873,582
T-Mobile US, Inc. *	78,427	3,353,538
Verizon Communications, Inc.	1,167,986	59,450,487
Zayo Group Holdings, Inc. *	11,847	329,110
		147,173,571
Transportation 2.1%
Alaska Air Group, Inc.	34,955	2,321,012
AMERCO	1,500	564,990
American Airlines Group, Inc.	173,220	5,527,450
Avis Budget Group, Inc. *	28,800	864,000
C.H. Robinson Worldwide, Inc.	42,034	3,151,709
CSX Corp.	278,065	7,349,258
Delta Air Lines, Inc.	220,996	9,604,486
Expeditors International of Washington, Inc.	51,495	2,500,082
FedEx Corp.	73,341	12,099,065
Genesee & Wyoming, Inc., Class A *	14,786	888,195
Hertz Global Holdings, Inc. *	112,908	1,094,078
J.B. Hunt Transport Services, Inc.	25,139	2,079,498
JetBlue Airways Corp. *	86,846	1,557,149
Kansas City Southern	30,446	2,834,523
Kirby Corp. *	16,045	1,124,434
Macquarie Infrastructure Corp.	20,653	1,478,961
Norfolk Southern Corp.	86,672	7,285,648
Old Dominion Freight Line, Inc. *	20,453	1,316,150
Southwest Airlines Co.	184,516	7,838,240
Union Pacific Corp.	242,346	20,403,110
United Continental Holdings, Inc. *	100,409	4,527,442
United Parcel Service, Inc., Class B	198,852	20,499,653
		116,909,133

    7

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 3.4%
AES Corp.	202,302	2,243,529
AGL Resources, Inc.	36,549	2,404,924
Alliant Energy Corp.	79,014	2,927,469
Ameren Corp.	68,485	3,393,432
American Electric Power Co., Inc.	137,553	8,903,806
American Water Works Co., Inc.	52,069	3,858,313
Aqua America, Inc.	47,982	1,550,298
Atmos Energy Corp.	28,404	2,070,652
Avangrid, Inc.	18,076	759,553
Calpine Corp. *	95,544	1,414,051
CenterPoint Energy, Inc.	120,730	2,720,047
CMS Energy Corp.	75,142	3,142,438
Consolidated Edison, Inc.	84,218	6,169,811
Dominion Resources, Inc.	169,866	12,272,818
DTE Energy Co.	49,348	4,474,877
Duke Energy Corp.	198,007	15,490,088
Edison International	91,182	6,531,367
Entergy Corp.	50,585	3,840,413
Eversource Energy	86,488	4,777,597
Exelon Corp.	267,565	9,169,453
FirstEnergy Corp.	121,651	3,991,369
ITC Holdings Corp.	43,394	1,931,901
National Fuel Gas Co.	22,782	1,253,010
NextEra Energy, Inc.	132,873	15,960,705
NiSource, Inc.	87,136	2,079,065
NRG Energy, Inc.	82,538	1,351,972
OGE Energy Corp.	54,600	1,648,374
PG&E Corp.	143,082	8,596,367
Pinnacle West Capital Corp.	29,772	2,190,921
PPL Corp.	201,091	7,750,047
Public Service Enterprise Group, Inc.	148,234	6,633,471
SCANA Corp.	39,185	2,739,423
Sempra Energy	67,332	7,212,604
TECO Energy, Inc.	76,137	2,096,813
The Southern Co.	262,943	12,999,902
UGI Corp.	51,289	2,201,324
WEC Energy Group, Inc.	91,714	5,515,680
Westar Energy, Inc.	38,717	2,180,929
Xcel Energy, Inc.	150,615	6,230,943
		192,679,756
Total Common Stock
(Cost $4,989,528,495)		5,658,174,220

Rights 0.0% of net assets
Media 0.0%
Liberty Braves Group *	3,887	8,511
Total Rights
(Cost $—)		8,511
Security	Number of Shares	Value ($)
Other Investment Companies 0.2% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)	1,498,013	1,498,013
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.23% (c)	11,096,800	11,096,800
Total Other Investment Companies
(Cost $12,594,813)		12,594,813

End of Investments

At 05/31/16, the tax basis cost of the fund's investments was $5,003,733,531 and the unrealized appreciation and depreciation were $826,458,780 and ($159,414,767), respectively, with a net unrealized appreciation of $667,044,013.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,827,834.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 05/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	95	9,950,775	164,779

8

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,658,174,220	$—	$—	$5,658,174,220
Rights [1]	8,511	—	—	8,511
Other Investment Companies[1]	12,594,813	—	—	12,594,813
Total	$5,670,777,544	$—	$—	$5,670,777,544
Other Financial Instruments
Futures Contracts[2]	$164,779	$—	$—	$164,779
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
    9

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	2,448,201,877	2,753,828,630
0.0%	Rights	—	8,637
0.3%	Other Investment Companies	8,341,789	8,341,789
100.1%	Total Investments	2,456,543,666	2,762,179,056
(0.1%)	Other Assets and Liabilities, Net		(2,116,865)
100.0%	Net Assets		2,760,062,191

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 0.5%
BorgWarner, Inc.	64,562	2,197,045
Lear Corp.	22,371	2,656,780
Tesla Motors, Inc. *(a)	32,662	7,291,138
The Goodyear Tire & Rubber Co.	78,077	2,183,814
		14,328,777
Banks 0.3%
CIT Group, Inc.	49,208	1,685,866
East West Bancorp, Inc.	39,546	1,526,475
Signature Bank *	15,373	2,075,355
SVB Financial Group *	15,855	1,747,221
Zions Bancorp	60,981	1,708,688
		8,743,605
Capital Goods 6.4%
3M Co.	175,846	29,598,399
A.O. Smith Corp.	21,205	1,745,172
Acuity Brands, Inc.	12,758	3,304,832
Allegion plc	29,183	1,973,938
AMETEK, Inc.	69,479	3,322,486
B/E Aerospace, Inc.	30,837	1,469,075
Carlisle Cos., Inc.	18,103	1,879,453
Caterpillar, Inc.	167,808	12,167,758
Chicago Bridge & Iron Co. N.V.	27,070	1,035,157
Colfax Corp. *	28,273	765,916
Cummins, Inc.	47,320	5,416,720
Danaher Corp.	173,205	17,036,444
Deere & Co.	86,764	7,139,810
Donaldson Co., Inc.	35,508	1,189,873
Dover Corp.	46,905	3,130,909
Fastenal Co.	83,904	3,862,101
Flowserve Corp.	38,671	1,861,235
Fortune Brands Home & Security, Inc.	44,888	2,633,579
Security	Number of Shares	Value ($)
HD Supply Holdings, Inc. *	51,435	1,815,656
IDEX Corp.	22,539	1,878,400
Jacobs Engineering Group, Inc. *	36,354	1,842,784
Lincoln Electric Holdings, Inc.	19,382	1,166,409
MSC Industrial Direct Co., Inc., Class A	14,180	1,062,791
Nordson Corp.	15,468	1,345,407
PACCAR, Inc.	104,698	5,836,913
Pentair plc	54,985	3,312,296
Quanta Services, Inc. *	45,954	1,104,275
Roper Technologies, Inc.	29,187	4,993,312
Sensata Technologies Holding N.V. *	49,910	1,845,672
Snap-on, Inc.	17,003	2,751,425
SolarCity Corp. *(a)	16,684	373,555
Spirit AeroSystems Holdings, Inc., Class A *	35,895	1,679,168
Stanley Black & Decker, Inc.	44,025	4,982,749
Textron, Inc.	78,500	2,987,710
The Boeing Co.	180,848	22,813,975
The Middleby Corp. *	16,613	2,063,335
TransDigm Group, Inc. *	15,368	4,050,083
United Rentals, Inc. *	26,136	1,820,895
W.W. Grainger, Inc.	16,150	3,687,852
WABCO Holdings, Inc. *	15,380	1,659,502
Wabtec Corp.	26,142	2,022,868
		176,629,889
Commercial & Professional Services 1.0%
Cintas Corp.	25,368	2,404,886
Copart, Inc. *	29,647	1,467,823
Equifax, Inc.	34,800	4,375,404
IHS, Inc., Class A *	19,419	2,387,178
ManpowerGroup, Inc.	20,561	1,639,740
Nielsen Holdings plc	105,242	5,618,870
Robert Half International, Inc.	38,605	1,605,582
Rollins, Inc.	28,765	817,501
Stericycle, Inc. *	24,652	2,415,650
The Dun & Bradstreet Corp.	9,930	1,260,117
Verisk Analytics, Inc. *	44,334	3,519,676
		27,512,427
Consumer Durables & Apparel 2.2%
Carter's, Inc.	15,357	1,543,993
D.R. Horton, Inc.	92,727	2,833,737
GoPro, Inc., Class A *(a)	27,038	277,680
Hanesbrands, Inc.	111,117	3,007,937
Harman International Industries, Inc.	19,997	1,564,565
Lennar Corp., B Shares	2,970	108,702
Lennar Corp., Class A	49,833	2,270,890
lululemon athletica, Inc. *	32,355	2,104,046
Michael Kors Holdings Ltd. *	51,879	2,216,271
Mohawk Industries, Inc. *	18,145	3,568,940
NIKE, Inc., Class B	393,532	21,730,837
NVR, Inc. *	1,074	1,861,242

    1

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Polaris Industries, Inc.	17,076	1,451,801
PVH Corp.	23,646	2,217,995
Ralph Lauren Corp.	17,369	1,638,418
Skechers U.S.A., Inc., Class A *	38,124	1,188,325
Toll Brothers, Inc. *	47,133	1,373,927
Under Armour, Inc., Class A *	53,079	2,002,671
Under Armour, Inc., Class C *	53,079	1,856,173
VF Corp.	96,870	6,036,938
		60,855,088
Consumer Services 2.3%
Chipotle Mexican Grill, Inc. *	8,797	3,887,922
Domino's Pizza, Inc.	14,076	1,701,507
Dunkin' Brands Group, Inc.	25,547	1,105,929
Extended Stay America, Inc.	24,414	348,144
Hilton Worldwide Holdings, Inc.	151,638	3,151,038
Hyatt Hotels Corp., Class A *	8,677	398,361
Las Vegas Sands Corp.	104,982	4,854,368
Marriott International, Inc., Class A (a)	54,780	3,617,671
Norwegian Cruise Line Holdings Ltd. *	46,797	2,171,849
Royal Caribbean Cruises Ltd.	48,766	3,774,001
Starbucks Corp.	430,111	23,608,793
Starwood Hotels & Resorts Worldwide, Inc.	49,921	3,665,699
Wynn Resorts Ltd.	23,764	2,285,621
Yum! Brands, Inc.	118,739	9,747,284
		64,318,187
Diversified Financials 6.8%
Affiliated Managers Group, Inc. *	15,376	2,668,043
Ally Financial, Inc. *	123,591	2,217,223
American Express Co.	239,037	15,719,073
Ameriprise Financial, Inc.	49,191	5,001,249
Berkshire Hathaway, Inc., Class B *	544,390	76,508,571
BlackRock, Inc.	36,999	13,462,086
E*TRADE Financial Corp. *	85,956	2,397,313
FactSet Research Systems, Inc.	11,938	1,898,978
Franklin Resources, Inc.	106,992	3,996,151
Intercontinental Exchange, Inc.	34,254	9,286,944
LendingClub Corp. *	57,094	271,767
Leucadia National Corp.	96,734	1,750,885
LPL Financial Holdings, Inc. (a)	21,343	595,256
Moody's Corp.	49,018	4,835,135
Morgan Stanley	442,960	12,123,815
MSCI, Inc.	26,449	2,110,366
OneMain Holdings, Inc. *	16,837	526,325
Raymond James Financial, Inc.	37,946	2,127,632
S&P Global, Inc.	76,428	8,545,415
SEI Investments Co.	40,188	2,067,271
T. Rowe Price Group, Inc.	71,476	5,507,941
TD Ameritrade Holding Corp.	77,404	2,528,789
The Charles Schwab Corp. (b)	350,805	10,727,617
		186,873,845
Energy 4.6%
Anadarko Petroleum Corp.	148,050	7,677,873
Antero Resources Corp. *	21,382	620,719
Baker Hughes, Inc.	126,447	5,864,612
Cabot Oil & Gas Corp.	130,953	3,138,943
Security	Number of Shares	Value ($)
Cheniere Energy, Inc. *	68,910	2,214,078
Cimarex Energy Co.	26,819	3,118,513
Concho Resources, Inc. *	36,807	4,466,161
Continental Resources, Inc. *	25,018	1,052,257
Core Laboratories N.V.	11,825	1,433,781
Devon Energy Corp.	146,251	5,278,199
EOG Resources, Inc.	162,411	13,213,759
EQT Corp.	50,670	3,711,578
FMC Technologies, Inc. *	66,512	1,811,122
Halliburton Co.	247,410	10,435,754
Hess Corp.	78,246	4,689,283
HollyFrontier Corp.	49,515	1,325,021
National Oilwell Varco, Inc.	110,296	3,634,253
Noble Energy, Inc.	125,529	4,487,662
Oceaneering International, Inc.	27,158	897,843
Pioneer Natural Resources Co.	48,032	7,700,490
Range Resources Corp.	50,705	2,159,526
Schlumberger Ltd.	404,477	30,861,595
Southwestern Energy Co. *	108,047	1,477,003
Tesoro Corp.	34,785	2,716,013
Weatherford International plc *	258,642	1,450,982
Whiting Petroleum Corp. *	52,965	654,118
		126,091,138
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	127,693	18,996,888
CVS Health Corp.	320,029	30,866,797
Rite Aid Corp. *	302,586	2,329,912
Walgreens Boots Alliance, Inc.	250,078	19,356,037
Whole Foods Market, Inc.	96,599	3,124,978
		74,674,612
Food, Beverage & Tobacco 1.3%
Brown-Forman Corp., Class A	9,333	980,338
Brown-Forman Corp., Class B	28,281	2,773,517
Constellation Brands, Inc., Class A	50,886	7,793,191
Mead Johnson Nutrition Co.	53,790	4,425,841
Monster Beverage Corp. *	43,781	6,567,150
The Hain Celestial Group, Inc. *	30,775	1,521,516
The Hershey Co.	42,068	3,906,014
The WhiteWave Foods Co. *	50,592	2,258,933
Tyson Foods, Inc., Class A	84,342	5,379,333
		35,605,833
Health Care Equipment & Services 7.9%
Aetna, Inc.	101,534	11,496,695
AmerisourceBergen Corp.	55,255	4,143,020
Becton Dickinson & Co.	61,217	10,189,570
C.R. Bard, Inc.	21,592	4,729,512
Centene Corp. *	49,031	3,057,083
Cerner Corp. *	87,572	4,869,879
Cigna Corp.	73,860	9,462,205
Community Health Systems, Inc. *	33,575	451,248
DaVita HealthCare Partners, Inc. *	48,177	3,725,046
DENTSPLY SIRONA, Inc.	69,829	4,340,571
DexCom, Inc. *	24,446	1,576,522
Edwards Lifesciences Corp. *	61,848	6,092,028
Envision Healthcare Holdings, Inc. *	51,624	1,280,791
Express Scripts Holding Co. *	184,743	13,957,334
HCA Holdings, Inc. *	89,887	7,012,984

2

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Henry Schein, Inc. *	23,710	4,119,138
Hologic, Inc. *	72,344	2,489,357
Humana, Inc.	42,861	7,393,951
IDEXX Laboratories, Inc. *	26,217	2,295,823
Intuitive Surgical, Inc. *	10,819	6,866,927
Laboratory Corp. of America Holdings *	29,225	3,739,339
McKesson Corp.	66,743	12,223,313
MEDNAX, Inc. *	28,092	1,922,897
Medtronic plc	409,601	32,964,688
Premier, Inc., Class A *	12,126	385,607
Quorum Health Corp. *	8,393	111,207
ResMed, Inc.	39,900	2,356,494
Stryker Corp.	91,467	10,167,472
Tenet Healthcare Corp. *	27,634	799,728
The Cooper Cos., Inc.	14,097	2,295,132
UnitedHealth Group, Inc.	275,975	36,889,578
Universal Health Services, Inc., Class B	26,645	3,593,345
Varian Medical Systems, Inc. *	27,427	2,270,681
		219,269,165
Household & Personal Products 0.4%
Church & Dwight Co., Inc.	37,640	3,706,787
Herbalife Ltd. *	18,339	1,061,645
Spectrum Brands Holdings, Inc.	8,421	981,636
The Estee Lauder Cos., Inc., Class A	65,015	5,967,077
		11,717,145
Insurance 0.9%
Alleghany Corp. *	4,558	2,483,335
Aon plc	78,460	8,573,324
Arch Capital Group Ltd. *	34,448	2,502,992
Erie Indemnity Co., Class A	6,911	676,587
Everest Re Group Ltd.	12,770	2,287,235
Markel Corp. *	4,135	3,940,655
RenaissanceRe Holdings Ltd.	12,909	1,491,118
W.R. Berkley Corp.	28,703	1,636,932
		23,592,178
Materials 2.7%
Axalta Coating Systems Ltd. *	40,794	1,148,351
Ball Corp.	40,924	2,958,805
CF Industries Holdings, Inc.	66,145	1,829,571
Crown Holdings, Inc. *	40,537	2,114,815
Ecolab, Inc.	78,164	9,163,947
FMC Corp.	37,410	1,776,601
Ingevity Corp. *	12,178	354,867
Martin Marietta Materials, Inc.	18,967	3,585,522
Monsanto Co.	128,483	14,450,483
Packaging Corp. of America	28,227	1,925,928
PPG Industries, Inc.	76,796	8,269,393
Praxair, Inc.	82,751	9,091,025
The Sherwin-Williams Co.	22,865	6,655,773
The Valspar Corp.	21,403	2,318,373
Vulcan Materials Co.	39,176	4,573,798
W.R. Grace & Co.	20,564	1,596,589
WestRock Co.	73,057	2,893,788
		74,707,629
Security	Number of Shares	Value ($)
Media 4.7%
AMC Networks, Inc., Class A *	17,261	1,103,668
Charter Communications, Inc., Class A *	59,983	13,132,763
Comcast Corp., Class A	706,545	44,724,299
Discovery Communications, Inc., Class A *	41,806	1,164,297
Discovery Communications, Inc., Class C *	71,643	1,917,883
DISH Network Corp., Class A *	64,508	3,218,949
Liberty Braves Group, Class A *	2,735	42,557
Liberty Braves Group, Class C *	5,656	84,840
Liberty Broadband Corp., Class A *	8,910	514,998
Liberty Broadband Corp., Class C *	17,398	1,006,126
Liberty Global plc, Class A *	86,064	3,214,490
Liberty Global plc, Series C *	190,583	6,885,764
Liberty Media Group, Class A *	6,819	132,834
Liberty Media Group, Class C *	14,131	267,782
Liberty SiriusXM Group, Class A *	27,240	868,684
Liberty SiriusXM Group, Class C *	56,485	1,776,453
Lions Gate Entertainment Corp.	25,747	574,158
MSG Networks, Inc., Class A *	17,667	305,816
Scripps Networks Interactive, Inc., Class A	27,102	1,743,743
Sirius XM Holdings, Inc. *	637,466	2,562,613
The Walt Disney Co.	435,764	43,236,504
		128,479,221
Pharmaceuticals, Biotechnology & Life Sciences 8.7%
Agilent Technologies, Inc.	95,579	4,386,120
Alexion Pharmaceuticals, Inc. *	65,382	9,866,144
Alkermes plc *	45,110	2,093,555
Allergan plc *	114,645	27,027,559
Alnylam Pharmaceuticals, Inc. *	21,008	1,506,694
Amgen, Inc.	219,160	34,616,322
Anacor Pharmaceuticals, Inc. *	12,215	1,212,950
Biogen, Inc. *	63,840	18,496,363
BioMarin Pharmaceutical, Inc. *	46,273	4,148,374
Celgene Corp. *	227,491	24,004,850
Endo International plc *	59,964	948,031
Gilead Sciences, Inc.	396,712	34,537,747
Illumina, Inc. *	42,343	6,132,537
Incyte Corp. *	49,882	4,210,540
Ionis Pharmaceuticals, Inc. *	34,662	786,481
Jazz Pharmaceuticals plc *	17,879	2,709,741
Mallinckrodt plc *	33,384	2,115,210
Medivation, Inc. *	48,781	2,949,299
Mettler-Toledo International, Inc. *	7,806	2,929,748
Mylan N.V. *	121,116	5,249,167
OPKO Health, Inc. *(a)	95,337	1,013,432
Perrigo Co., plc	41,851	4,011,000
Regeneron Pharmaceuticals, Inc. *	22,541	8,992,281
Seattle Genetics, Inc. *	31,381	1,268,734
Thermo Fisher Scientific, Inc.	115,836	17,580,430
United Therapeutics Corp. *	12,689	1,510,879
Vertex Pharmaceuticals, Inc. *	70,999	6,613,557
Waters Corp. *	23,370	3,214,544
Zoetis, Inc.	133,248	6,318,620
		240,450,909

    3

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 4.0%
American Campus Communities, Inc.	36,990	1,739,270
American Tower Corp.	123,178	13,029,769
AvalonBay Communities, Inc.	39,501	7,105,440
Boston Properties, Inc.	44,335	5,569,806
CBRE Group, Inc., Class A *	85,835	2,562,175
Crown Castle International Corp.	97,977	8,897,291
Digital Realty Trust, Inc.	42,819	4,087,073
Equinix, Inc.	20,152	7,295,024
Essex Property Trust, Inc.	18,687	4,246,247
Extra Space Storage, Inc.	36,039	3,350,546
Federal Realty Investment Trust	20,674	3,167,050
Jones Lang LaSalle, Inc.	12,966	1,528,173
Mid-America Apartment Communities, Inc.	21,208	2,184,212
Public Storage	42,696	10,832,402
Realogy Holdings Corp. *	40,911	1,341,881
Simon Property Group, Inc.	90,529	17,892,152
SL Green Realty Corp.	29,204	2,960,117
Taubman Centers, Inc.	17,211	1,180,158
Ventas, Inc.	98,007	6,500,804
Vornado Realty Trust	51,031	4,874,481
		110,344,071
Retailing 10.1%
Advance Auto Parts, Inc.	21,650	3,330,636
Amazon.com, Inc. *	112,297	81,167,149
AutoNation, Inc. *	21,874	1,103,325
AutoZone, Inc. *	8,861	6,753,854
Bed Bath & Beyond, Inc. *	46,235	2,069,016
CarMax, Inc. *	56,529	3,033,346
Dick's Sporting Goods, Inc.	27,302	1,171,256
Dollar General Corp.	83,689	7,523,641
Dollar Tree, Inc. *	69,063	6,252,964
Expedia, Inc.	34,588	3,847,569
L Brands, Inc.	74,482	5,105,741
Liberty Interactive Corp. QVC Group, Class A *	134,421	3,626,679
Liberty Ventures, Series A *	40,070	1,495,012
LKQ Corp. *	86,384	2,856,719
Lowe's Cos., Inc.	266,469	21,352,161
Netflix, Inc. *	124,261	12,745,451
Nordstrom, Inc. (a)	37,710	1,432,226
O'Reilly Automotive, Inc. *	28,271	7,475,700
Ross Stores, Inc.	116,492	6,220,673
Sally Beauty Holdings, Inc. *	45,428	1,304,692
Signet Jewelers Ltd.	23,717	2,347,271
The Home Depot, Inc.	368,698	48,712,380
The Priceline Group, Inc. *	14,438	18,254,397
The TJX Cos., Inc.	195,324	14,868,063
Tiffany & Co.	31,485	1,950,811
Tractor Supply Co.	38,514	3,701,195
TripAdvisor, Inc. *	32,979	2,233,997
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,422	4,292,510
Urban Outfitters, Inc. *	23,551	671,910
Williams-Sonoma, Inc.	24,657	1,307,807
		278,208,151
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.2%
Broadcom Ltd.	108,006	16,671,806
Lam Research Corp.	45,972	3,806,941
Micron Technology, Inc. *	299,256	3,806,536
NVIDIA Corp.	149,317	6,976,090
Qorvo, Inc. *	37,077	1,889,815
QUALCOMM, Inc.	435,750	23,931,390
Skyworks Solutions, Inc.	55,173	3,683,350
		60,765,928
Software & Services 18.7%
Accenture plc, Class A	182,352	21,694,417
Activision Blizzard, Inc.	147,734	5,800,037
Adobe Systems, Inc. *	144,651	14,388,435
Akamai Technologies, Inc. *	51,711	2,822,386
Alliance Data Systems Corp. *	17,135	3,807,226
Alphabet, Inc., Class A *	84,931	63,600,579
Alphabet, Inc., Class C *	86,521	63,655,230
ANSYS, Inc. *	25,118	2,238,014
Autodesk, Inc. *	65,178	3,797,922
Automatic Data Processing, Inc.	132,227	11,614,820
Cadence Design Systems, Inc. *	85,524	2,114,153
CDK Global, Inc.	46,465	2,569,514
Citrix Systems, Inc. *	45,256	3,843,139
Cognizant Technology Solutions Corp., Class A *	178,048	10,939,269
CoStar Group, Inc. *	9,390	1,939,880
eBay, Inc. *	314,219	7,685,797
Electronic Arts, Inc. *	90,393	6,937,663
Facebook, Inc., Class A *	667,333	79,285,834
Fidelity National Information Services, Inc.	79,485	5,903,351
FireEye, Inc. *	44,740	712,261
Fiserv, Inc. *	64,451	6,788,624
FleetCor Technologies, Inc. *	22,320	3,323,225
Fortinet, Inc. *	41,181	1,408,802
Gartner, Inc. *	24,704	2,510,420
Global Payments, Inc.	45,234	3,514,229
IAC/InterActiveCorp	22,849	1,276,802
Intuit, Inc.	74,936	7,992,674
Jack Henry & Associates, Inc.	23,631	1,995,165
LinkedIn Corp., Class A *	33,014	4,506,411
MasterCard, Inc., Class A	285,570	27,386,163
NetSuite, Inc. *	11,418	905,562
Nuance Communications, Inc. *	75,283	1,258,732
Oracle Corp.	917,589	36,887,078
PayPal Holdings, Inc. *	322,595	12,190,865
Rackspace Hosting, Inc. *	34,018	850,450
Red Hat, Inc. *	53,319	4,130,090
Sabre Corp.	59,253	1,669,157
salesforce.com, Inc. *	182,195	15,251,543
ServiceNow, Inc. *	42,420	3,038,545
Splunk, Inc. *	37,257	2,140,415
SS&C Technologies Holdings, Inc.	23,202	1,429,011
Synopsys, Inc. *	43,189	2,231,576
Tableau Software, Inc., Class A *	15,624	803,699
Teradata Corp. *	39,209	1,111,183
Twitter, Inc. *	168,484	2,564,326
Vantiv, Inc., Class A *	45,358	2,438,900
VeriSign, Inc. *	28,061	2,398,093

4

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Visa, Inc., Class A	558,704	44,104,094
VMware, Inc., Class A *	22,192	1,343,947
Workday, Inc., Class A *	35,193	2,669,037
		515,468,745
Technology Hardware & Equipment 7.2%
Amphenol Corp., Class A	88,794	5,213,984
Apple, Inc.	1,611,999	160,974,220
CDW Corp.	41,769	1,777,689
CommScope Holding Co., Inc. *	45,196	1,407,855
EMC Corp.	567,930	15,873,643
F5 Networks, Inc. *	19,384	2,136,117
Fitbit, Inc., Class A *(a)	14,030	198,945
FLIR Systems, Inc.	41,891	1,304,905
Juniper Networks, Inc.	102,311	2,395,100
National Instruments Corp.	29,082	830,873
NetApp, Inc.	83,587	2,133,976
Palo Alto Networks, Inc. *	21,534	2,809,326
Trimble Navigation Ltd. *	73,070	1,869,131
		198,925,764
Telecommunication Services 0.4%
Level 3 Communications, Inc. *	84,504	4,558,991
SBA Communications Corp., Class A *	36,339	3,612,097
T-Mobile US, Inc. *	79,316	3,391,552
		11,562,640
Transportation 3.7%
Alaska Air Group, Inc.	36,838	2,446,043
AMERCO	1,935	728,837
American Airlines Group, Inc.	172,908	5,517,494
Avis Budget Group, Inc. *	26,495	794,850
C.H. Robinson Worldwide, Inc.	41,703	3,126,891
Delta Air Lines, Inc.	225,081	9,782,020
FedEx Corp.	74,151	12,232,691
Genesee & Wyoming, Inc., Class A *	17,113	1,027,978
Hertz Global Holdings, Inc. *	116,634	1,130,183
J.B. Hunt Transport Services, Inc.	25,725	2,127,972
JetBlue Airways Corp. *	93,104	1,669,355
Kansas City Southern	31,147	2,899,786
Kirby Corp. *	16,663	1,167,743
Macquarie Infrastructure Corp.	22,227	1,591,675
Old Dominion Freight Line, Inc. *	19,300	1,241,955
Southwest Airlines Co.	185,911	7,897,499
Union Pacific Corp.	245,199	20,643,304
United Continental Holdings, Inc. *	103,142	4,650,673
United Parcel Service, Inc., Class B	199,650	20,581,919
		101,258,868
Utilities 0.1%
Calpine Corp. *	100,016	1,480,237
ITC Holdings Corp.	44,128	1,964,578
		3,444,815
Total Common Stock
(Cost $2,448,201,877)		2,753,828,630
Security	Number of Shares	Value ($)
Rights 0.0% of net assets
Media 0.0%
Liberty Braves Group *	3,944	8,637
Total Rights
(Cost $—)		8,637

Other Investment Companies 0.3% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)	1,334,089	1,334,089
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.23% (c)	7,007,700	7,007,700
Total Other Investment Companies
(Cost $8,341,789)		8,341,789

End of Investments

At 05/31/16, the tax basis cost of the fund's investments was $2,457,717,019 and the unrealized appreciation and depreciation were $411,020,842 and ($106,558,805), respectively, with a net unrealized appreciation of $304,462,037.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,842,573.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	55	5,760,975	83,244

    5

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,753,828,630	$—	$—	$2,753,828,630
Rights [1]	8,637	—	—	8,637
Other Investment Companies[1]	8,341,789	—	—	8,341,789
Total	$2,762,179,056	$—	$—	$2,762,179,056
Other Financial Instruments
Futures Contracts[2]	$83,244	$—	$—	$83,244
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
6

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	1,971,847,002	2,168,361,465
0.1%	Other Investment Companies	3,632,940	3,632,940
99.6%	Total Investments	1,975,479,942	2,171,994,405
0.4%	Other Assets and Liabilities, Net		7,846,848
100.0%	Net Assets		2,179,841,253

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.6%
Autoliv, Inc.	18,984	2,327,628
Delphi Automotive plc	59,177	4,021,669
Ford Motor Co.	821,223	11,078,298
General Motors Co.	295,952	9,257,379
Harley-Davidson, Inc.	39,876	1,849,848
Johnson Controls, Inc.	136,057	6,006,916
		34,541,738
Banks 10.1%
Bank of America Corp.	2,187,772	32,357,148
BB&T Corp.	175,182	6,371,369
BOK Financial Corp. (a)	4,369	278,480
Citigroup, Inc.	624,631	29,089,066
Citizens Financial Group, Inc.	109,341	2,574,981
Comerica, Inc.	37,921	1,786,079
Cullen/Frost Bankers, Inc.	11,195	748,945
Fifth Third Bancorp	164,235	3,099,114
First Republic Bank	29,992	2,171,721
Huntington Bancshares, Inc.	172,866	1,806,450
JPMorgan Chase & Co.	775,799	50,636,401
KeyCorp	170,124	2,180,990
M&T Bank Corp.	33,112	3,956,884
New York Community Bancorp, Inc.	101,700	1,600,758
People's United Financial, Inc.	65,311	1,037,139
Regions Financial Corp.	271,191	2,665,807
SunTrust Banks, Inc.	106,163	4,652,063
The PNC Financial Services Group, Inc.	106,854	9,589,078
U.S. Bancorp	345,164	14,779,922
Wells Fargo & Co.	976,170	49,511,342
		220,893,737
Capital Goods 8.2%
AGCO Corp.	15,127	785,545
Allison Transmission Holdings, Inc.	36,922	1,037,139
Security	Number of Shares	Value ($)
Eaton Corp. plc	96,463	5,945,015
Emerson Electric Co.	135,781	7,063,328
Fluor Corp.	29,025	1,531,939
General Dynamics Corp.	61,412	8,712,520
General Electric Co.	1,971,263	59,591,280
Honeywell International, Inc.	162,631	18,512,287
Hubbell, Inc.	10,974	1,166,207
Illinois Tool Works, Inc.	69,997	7,421,782
Ingersoll-Rand plc	53,433	3,569,859
L-3 Communications Holdings, Inc.	16,026	2,198,927
Lockheed Martin Corp.	55,620	13,139,113
Masco Corp.	70,853	2,312,642
Northrop Grumman Corp.	37,992	8,079,759
Owens Corning	23,862	1,218,632
Parker-Hannifin Corp.	28,623	3,287,065
Raytheon Co.	63,492	8,233,008
Rockwell Automation, Inc.	27,660	3,209,943
Rockwell Collins, Inc.	28,238	2,496,239
Trinity Industries, Inc.	32,880	593,813
United Technologies Corp.	164,556	16,551,042
Xylem, Inc.	38,424	1,716,016
		178,373,100
Commercial & Professional Services 0.5%
Republic Services, Inc.	48,575	2,345,201
Tyco International plc	89,499	3,814,447
Waste Management, Inc.	86,520	5,273,394
		11,433,042
Consumer Durables & Apparel 0.8%
Coach, Inc.	58,031	2,287,582
Garmin Ltd.	25,238	1,073,120
Hasbro, Inc.	24,017	2,096,444
Leggett & Platt, Inc.	28,602	1,437,537
Mattel, Inc.	71,188	2,269,473
Newell Brands, Inc.	97,812	4,664,654
PulteGroup, Inc.	65,405	1,226,998
Whirlpool Corp.	16,090	2,809,636
		17,865,444
Consumer Services 1.7%
Aramark	47,479	1,580,576
Carnival Corp.	94,932	4,532,054
Darden Restaurants, Inc.	24,711	1,676,147
H&R Block, Inc.	49,276	1,052,535
McDonald's Corp.	190,611	23,265,979
MGM Resorts International *	101,079	2,309,655
Service Corp. International	40,707	1,115,372
Wyndham Worldwide Corp.	23,736	1,599,569
		37,131,887

    1

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 3.1%
Capital One Financial Corp.	112,156	8,214,305
CME Group, Inc.	71,850	7,033,397
Discover Financial Services	87,499	4,970,818
Eaton Vance Corp.	24,943	906,927
Invesco Ltd.	87,628	2,751,519
Lazard Ltd., Class A	26,717	939,904
Legg Mason, Inc.	21,156	729,882
Nasdaq, Inc.	23,689	1,563,711
Navient Corp.	68,563	939,999
Northern Trust Corp.	45,137	3,344,652
Santander Consumer USA Holdings, Inc. *	21,160	272,118
State Street Corp.	84,671	5,339,353
Synchrony Financial *	176,997	5,522,306
The Bank of New York Mellon Corp.	226,877	9,542,447
The Goldman Sachs Group, Inc.	82,901	13,221,052
Voya Financial, Inc.	42,485	1,396,057
		66,688,447
Energy 8.7%
Apache Corp.	79,808	4,560,229
Chesapeake Energy Corp.	109,958	471,720
Chevron Corp.	398,826	40,281,426
Columbia Pipeline Group, Inc.	86,677	2,213,730
ConocoPhillips	259,769	11,375,284
Ensco plc, Class A	65,174	644,571
Exxon Mobil Corp.	877,205	78,088,789
Helmerich & Payne, Inc.	22,880	1,399,112
Kinder Morgan, Inc.	383,261	6,929,359
Marathon Oil Corp.	179,148	2,341,464
Marathon Petroleum Corp.	111,302	3,876,649
Murphy Oil Corp.	35,026	1,082,654
Occidental Petroleum Corp.	162,853	12,285,630
ONEOK, Inc.	43,763	1,892,750
Phillips 66	99,413	7,988,829
Spectra Energy Corp.	142,538	4,541,261
The Williams Cos., Inc.	141,587	3,137,568
Transocean Ltd.	69,010	675,608
Valero Energy Corp.	99,246	5,428,756
		189,215,389
Food & Staples Retailing 1.7%
Sysco Corp.	111,879	5,382,499
The Kroger Co.	207,283	7,412,440
Wal-Mart Stores, Inc.	331,638	23,473,337
		36,268,276
Food, Beverage & Tobacco 9.4%
Altria Group, Inc.	413,026	26,284,975
Archer-Daniels-Midland Co.	125,895	5,384,529
Bunge Ltd.	30,816	2,066,829
Campbell Soup Co.	37,551	2,274,464
ConAgra Foods, Inc.	91,958	4,202,481
Dr. Pepper Snapple Group, Inc.	39,470	3,607,558
Flowers Foods, Inc.	38,840	728,250
General Mills, Inc.	125,141	7,856,352
Hormel Foods Corp.	56,384	1,940,173
Ingredion, Inc.	15,364	1,803,887
Security	Number of Shares	Value ($)
Kellogg Co.	54,065	4,020,814
McCormick & Co., Inc. Non-Voting Shares	24,242	2,353,171
Molson Coors Brewing Co., Class B	39,085	3,876,450
Mondelez International, Inc., Class A	330,691	14,712,443
PepsiCo, Inc.	305,715	30,929,187
Philip Morris International, Inc.	327,099	32,278,129
Pilgrim's Pride Corp.	12,980	322,813
Reynolds American, Inc.	176,171	8,755,699
The Coca-Cola Co.	823,907	36,746,252
The J.M. Smucker Co.	24,880	3,213,252
The Kraft Heinz Co.	125,953	10,478,030
		203,835,738
Health Care Equipment & Services 2.3%
Abbott Laboratories	312,833	12,397,572
Anthem, Inc.	55,000	7,268,800
Baxter International, Inc.	115,970	5,005,265
Boston Scientific Corp. *	283,075	6,428,633
Cardinal Health, Inc.	68,880	5,438,076
IMS Health Holdings, Inc. *	30,044	784,449
Patterson Cos., Inc.	18,254	890,978
Quest Diagnostics, Inc.	30,512	2,354,611
St. Jude Medical, Inc.	60,045	4,705,126
Zimmer Biomet Holdings, Inc.	37,956	4,634,807
		49,908,317
Household & Personal Products 3.4%
Colgate-Palmolive Co.	188,984	13,306,364
Coty, Inc., Class A (a)	16,854	443,934
Edgewell Personal Care Co. *	12,809	1,017,419
Kimberly-Clark Corp.	76,313	9,694,804
The Clorox Co.	26,717	3,434,203
The Procter & Gamble Co.	560,208	45,399,256
		73,295,980
Insurance 4.8%
Aflac, Inc.	88,798	6,167,909
American Financial Group, Inc.	15,001	1,099,273
American International Group, Inc.	242,818	14,054,306
Arthur J. Gallagher & Co.	38,260	1,849,106
Axis Capital Holdings Ltd.	21,211	1,169,787
Brown & Brown, Inc.	24,030	866,522
Chubb Ltd.	97,348	12,325,230
Cincinnati Financial Corp.	30,935	2,137,608
CNA Financial Corp.	6,020	197,817
FNF Group	58,288	2,037,166
Lincoln National Corp.	52,005	2,384,429
Loews Corp.	58,146	2,353,750
Marsh & McLennan Cos., Inc.	108,929	7,196,939
MetLife, Inc.	231,096	10,526,423
Principal Financial Group, Inc.	57,917	2,580,782
Prudential Financial, Inc.	93,532	7,412,411
Reinsurance Group of America, Inc.	14,119	1,399,758
The Allstate Corp.	79,707	5,381,020
The Hartford Financial Services Group, Inc.	85,003	3,839,585
The Progressive Corp.	122,140	4,067,262
The Travelers Cos., Inc.	62,038	7,081,017
Torchmark Corp.	22,798	1,405,041

2

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Unum Group	50,071	1,848,621
Willis Towers Watson plc	29,235	3,742,665
XL Group plc	61,378	2,108,334
		105,232,761
Materials 3.2%
Air Products & Chemicals, Inc.	40,960	5,842,534
Albemarle Corp.	23,233	1,823,790
Alcoa, Inc.	282,059	2,614,687
Ashland, Inc.	13,277	1,505,081
Avery Dennison Corp.	19,077	1,418,947
Celanese Corp., Series A	30,472	2,147,666
E.I. du Pont de Nemours & Co.	184,646	12,077,695
Eastman Chemical Co.	31,105	2,281,863
Freeport-McMoRan, Inc.	264,984	2,936,023
Huntsman Corp.	42,749	638,242
International Flavors & Fragrances, Inc.	17,028	2,196,612
International Paper Co.	86,050	3,627,868
LyondellBasell Industries N.V., Class A	72,808	5,923,659
Newmont Mining Corp.	112,421	3,643,565
Nucor Corp.	67,196	3,259,678
Reliance Steel & Aluminum Co.	14,508	1,078,670
RPM International, Inc.	27,983	1,404,467
Sealed Air Corp.	40,865	1,897,771
The Dow Chemical Co.	237,169	12,181,000
The Mosaic Co.	74,365	1,876,229
Westlake Chemical Corp.	9,080	400,700
		70,776,747
Media 1.9%
Cablevision Systems Corp., Class A	48,381	1,677,853
CBS Corp., Class A	2,002	117,077
CBS Corp., Class B Non-Voting Shares	88,786	4,900,987
News Corp., Class A	68,135	814,895
News Corp., Class B	33,021	407,479
Omnicom Group, Inc.	50,235	4,186,082
TEGNA, Inc.	47,440	1,089,222
The Interpublic Group of Cos., Inc.	84,382	2,016,730
Time Warner, Inc.	166,543	12,600,643
Tribune Media Co., Class A	17,485	703,771
Twenty-First Century Fox, Inc., Class A	236,226	6,822,207
Twenty-First Century Fox, Inc., Class B	91,061	2,662,624
Viacom, Inc., Class A	3,253	156,795
Viacom, Inc., Class B	71,118	3,155,506
		41,311,871
Pharmaceuticals, Biotechnology & Life Sciences 9.8%
AbbVie, Inc.	339,653	21,374,363
Baxalta, Inc.	144,964	6,556,722
Bristol-Myers Squibb Co.	353,294	25,331,180
Eli Lilly & Co.	205,473	15,416,639
Johnson & Johnson	583,351	65,737,824
Merck & Co., Inc.	586,768	33,011,568
PerkinElmer, Inc.	22,821	1,249,450
Security	Number of Shares	Value ($)
Pfizer, Inc.	1,278,496	44,363,811
Quintiles Transnational Holdings, Inc. *	20,316	1,379,253
		214,420,810
Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	15,409	1,493,132
American Capital Agency Corp.	74,263	1,402,828
Annaly Capital Management, Inc.	200,355	2,119,756
Apartment Investment & Management Co., Class A	32,051	1,366,975
Brixmor Property Group, Inc.	39,261	991,340
Camden Property Trust	18,003	1,534,036
DDR Corp.	67,945	1,169,333
Duke Realty Corp.	70,117	1,659,669
Equity Residential	76,137	5,269,442
General Growth Properties, Inc.	122,810	3,299,905
HCP, Inc.	97,567	3,207,027
Host Hotels & Resorts, Inc.	158,014	2,433,416
Iron Mountain, Inc.	50,780	1,865,657
Kilroy Realty Corp.	18,928	1,195,303
Kimco Realty Corp.	86,845	2,447,292
Lamar Advertising Co., Class A	17,586	1,143,969
Liberty Property Trust	31,041	1,158,450
National Retail Properties, Inc.	28,050	1,271,507
Omega Healthcare Investors, Inc.	35,189	1,123,233
Prologis, Inc.	110,946	5,273,263
Realty Income Corp.	53,059	3,188,315
Regency Centers Corp.	22,076	1,691,022
Senior Housing Properties Trust	53,237	994,467
The Macerich Co.	27,718	2,115,438
UDR, Inc.	57,929	2,087,182
VEREIT, Inc.	191,913	1,840,446
Weingarten Realty Investors	23,170	871,887
Welltower, Inc.	74,205	5,113,467
Weyerhaeuser Co.	157,938	4,975,047
WP Carey, Inc.	21,016	1,347,336
		65,650,140
Retailing 1.0%
Best Buy Co., Inc.	59,175	1,903,660
Dillard's, Inc., Class A	5,308	313,756
Foot Locker, Inc.	28,072	1,569,786
GameStop Corp., Class A	23,215	675,556
Genuine Parts Co.	32,105	3,111,617
Kohl's Corp.	40,590	1,462,864
Macy's, Inc.	64,889	2,154,964
Staples, Inc.	136,084	1,197,539
Target Corp.	126,349	8,690,284
The Gap, Inc.	48,378	870,320
		21,950,346
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	65,199	3,814,141
Applied Materials, Inc.	239,750	5,854,695
First Solar, Inc. *	16,391	813,813
Intel Corp.	999,217	31,565,265
KLA-Tencor Corp.	32,617	2,378,758
Linear Technology Corp.	50,281	2,379,297
Marvell Technology Group Ltd.	100,185	1,024,893

    3

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Maxim Integrated Products, Inc.	59,410	2,255,204
Microchip Technology, Inc.	46,040	2,379,347
Texas Instruments, Inc.	213,226	12,921,496
Xilinx, Inc.	54,501	2,582,802
		67,969,711
Software & Services 6.6%
Amdocs Ltd.	31,526	1,828,193
Broadridge Financial Solutions, Inc.	25,602	1,643,392
CA, Inc.	62,596	2,023,103
Computer Sciences Corp.	28,552	1,404,758
CSRA, Inc.	28,552	707,233
International Business Machines Corp.	186,905	28,734,775
Microsoft Corp.	1,671,411	88,584,783
Paychex, Inc.	68,964	3,739,228
Symantec Corp.	140,371	2,436,841
The Western Union Co.	106,239	2,066,348
Total System Services, Inc.	36,469	1,958,385
Xerox Corp.	198,240	1,976,453
Yahoo! Inc. *	183,102	6,946,890
		144,050,382
Technology Hardware & Equipment 3.0%
Arrow Electronics, Inc. *	18,932	1,223,386
Avnet, Inc.	28,950	1,187,818
Cisco Systems, Inc.	1,064,232	30,915,940
Corning, Inc.	234,086	4,890,057
Harris Corp.	26,660	2,100,008
Hewlett Packard Enterprise Co.	362,174	6,689,354
HP, Inc.	365,080	4,884,770
Jabil Circuit, Inc.	38,932	742,823
Keysight Technologies, Inc. *	35,736	1,094,594
Motorola Solutions, Inc.	34,016	2,356,288
NCR Corp. *	25,822	797,383
Seagate Technology plc (a)	62,527	1,410,609
TE Connectivity Ltd.	77,506	4,650,360
Western Digital Corp.	59,265	2,758,193
		65,701,583
Telecommunication Services 4.6%
AT&T, Inc.	1,300,667	50,921,113
CenturyLink, Inc.	116,098	3,148,578
Frontier Communications Corp.	240,973	1,245,831
Sprint Corp. *(a)	166,916	634,281
Verizon Communications, Inc.	860,847	43,817,112
Zayo Group Holdings, Inc. *	9,212	255,909
		100,022,824
Transportation 0.6%
CSX Corp.	204,116	5,394,786
Expeditors International of Washington, Inc.	38,421	1,865,339
Norfolk Southern Corp.	63,517	5,339,239
		12,599,364
Security	Number of Shares	Value ($)
Utilities 6.4%
AES Corp.	138,714	1,538,338
AGL Resources, Inc.	25,041	1,647,698
Alliant Energy Corp.	46,072	1,706,968
Ameren Corp.	51,190	2,536,465
American Electric Power Co., Inc.	103,226	6,681,819
American Water Works Co., Inc.	37,809	2,801,647
Aqua America, Inc.	36,401	1,176,116
Atmos Energy Corp.	20,908	1,524,193
Avangrid, Inc.	12,926	543,151
CenterPoint Energy, Inc.	90,774	2,045,138
CMS Energy Corp.	58,387	2,441,744
Consolidated Edison, Inc.	61,947	4,538,237
Dominion Resources, Inc.	126,668	9,151,763
DTE Energy Co.	37,487	3,399,321
Duke Energy Corp.	147,781	11,560,908
Edison International	68,847	4,931,511
Entergy Corp.	37,799	2,869,700
Eversource Energy	66,901	3,695,611
Exelon Corp.	194,603	6,669,045
FirstEnergy Corp.	88,765	2,912,380
National Fuel Gas Co.	17,344	953,920
NextEra Energy, Inc.	97,507	11,712,541
NiSource, Inc.	66,312	1,582,204
NRG Energy, Inc.	63,768	1,044,520
OGE Energy Corp.	41,931	1,265,897
PG&E Corp.	104,220	6,261,538
Pinnacle West Capital Corp.	23,114	1,700,959
PPL Corp.	141,413	5,450,057
Public Service Enterprise Group, Inc.	106,246	4,754,509
SCANA Corp.	29,928	2,092,266
Sempra Energy	50,086	5,365,212
TECO Energy, Inc.	49,366	1,359,540
The Southern Co.	195,360	9,658,598
UGI Corp.	36,920	1,584,606
WEC Energy Group, Inc.	66,207	3,981,689
Westar Energy, Inc.	29,453	1,659,087
Xcel Energy, Inc.	106,960	4,424,935
		139,223,831
Total Common Stock
(Cost $1,971,847,002)		2,168,361,465

Other Investment Companies 0.1% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (b)	2,095,315	2,095,315
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.23% (b)	1,537,625	1,537,625
Total Other Investment Companies
(Cost $3,632,940)		3,632,940

End of Investments

4

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

At 05/31/16, the tax basis cost of the fund's investments was $1,976,500,290 and the unrealized appreciation and depreciation were $245,384,487 and ($49,890,372), respectively, with a net unrealized appreciation $195,494,115.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,507,174.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 05/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	100	10,474,500	154,432

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,168,361,465	$—	$—	$2,168,361,465
Other Investment Companies[1]	3,632,940	—	—	3,632,940
Total	$2,171,994,405	$—	$—	$2,171,994,405
Other Financial Instruments
Futures Contracts[2]	$154,432	$—	$—	$154,432
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
    5

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	2,103,145,818	2,244,455,225
0.8%	Other Investment Companies	18,196,952	18,209,663
100.7%	Total Investments	2,121,342,770	2,262,664,888
(0.7%)	Other Assets and Liabilities, Net		(14,919,658)
100.0%	Net Assets		2,247,745,230

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets
Automobiles & Components 1.1%
Dana Holding Corp.	135,222	1,625,369
Gentex Corp.	267,457	4,434,437
Lear Corp.	69,796	8,288,973
The Goodyear Tire & Rubber Co.	249,886	6,989,311
Visteon Corp.	32,066	2,404,309
		23,742,399
Banks 4.1%
Associated Banc-Corp.	136,812	2,557,016
BankUnited, Inc.	96,231	3,185,246
BOK Financial Corp. (a)	20,831	1,327,768
Comerica, Inc.	162,434	7,650,641
Commerce Bancshares, Inc.	75,759	3,706,888
Cullen/Frost Bankers, Inc.	52,039	3,481,409
East West Bancorp, Inc.	133,278	5,144,531
First Niagara Financial Group, Inc.	330,269	3,606,538
First Republic Bank	132,031	9,560,365
Huntington Bancshares, Inc.	743,724	7,771,916
Investors Bancorp, Inc.	333,168	3,988,021
New York Community Bancorp, Inc.	452,602	7,123,956
PacWest Bancorp	106,330	4,431,834
People's United Financial, Inc.	293,813	4,665,750
Popular, Inc.	97,024	3,040,732
Prosperity Bancshares, Inc.	61,101	3,290,289
Signature Bank *	49,919	6,739,065
SVB Financial Group *	48,126	5,303,485
TFS Financial Corp.	65,862	1,215,154
Zions Bancorp	191,161	5,356,331
		93,146,935
Capital Goods 11.2%
A.O. Smith Corp.	69,587	5,727,010
Acuity Brands, Inc.	40,862	10,584,892
AECOM *	141,297	4,537,047
AGCO Corp.	64,888	3,369,634
Security	Number of Shares	Value ($)
Allegion plc	90,295	6,107,554
Allison Transmission Holdings, Inc.	158,680	4,457,321
Armstrong Flooring, Inc. *	23,138	383,859
Armstrong World Industries, Inc. *	46,341	1,916,200
B/E Aerospace, Inc.	95,010	4,526,276
BWX Technologies, Inc.	101,613	3,573,729
Carlisle Cos., Inc.	59,301	6,156,630
Chicago Bridge & Iron Co. N.V.	88,249	3,374,642
CLARCOR, Inc.	45,614	2,704,910
Colfax Corp. *	92,918	2,517,149
Crane Co.	45,682	2,622,147
Donaldson Co., Inc.	115,137	3,858,241
EMCOR Group, Inc.	56,778	2,699,794
Flowserve Corp.	121,128	5,829,891
Fluor Corp.	129,898	6,856,016
Fortune Brands Home & Security, Inc.	146,886	8,617,802
Graco, Inc.	51,290	4,117,048
HD Supply Holdings, Inc. *	170,315	6,012,119
Hexcel Corp.	88,980	3,885,757
Hubbell, Inc.	49,918	5,304,786
Huntington Ingalls Industries, Inc.	43,529	6,677,784
IDEX Corp.	70,845	5,904,222
ITT, Inc.	84,712	3,008,123
Jacobs Engineering Group, Inc. *	114,827	5,820,581
Lennox International, Inc.	37,298	5,122,880
Lincoln Electric Holdings, Inc.	60,439	3,637,219
Masco Corp.	312,747	10,208,062
MSC Industrial Direct Co., Inc., Class A	44,733	3,352,738
Nordson Corp.	49,237	4,282,634
Orbital ATK, Inc.	54,424	4,736,521
Oshkosh Corp.	66,882	3,070,553
Owens Corning	107,143	5,471,793
Quanta Services, Inc. *	146,854	3,528,902
Regal Beloit Corp.	42,392	2,421,855
Sensata Technologies Holding N.V. *	156,691	5,794,433
Snap-on, Inc.	53,959	8,731,645
SolarCity Corp. *(a)	54,781	1,226,547
Spirit AeroSystems Holdings, Inc., Class A *	109,726	5,132,982
Teledyne Technologies, Inc. *	32,774	3,216,113
The Middleby Corp. *	53,807	6,682,829
The Timken Co.	66,234	2,202,280
The Toro Co.	49,929	4,459,159
Trinity Industries, Inc.	137,750	2,487,765
United Rentals, Inc. *	84,989	5,921,184
USG Corp. *	84,437	2,436,852
WABCO Holdings, Inc. *	50,072	5,402,769
Wabtec Corp.	84,436	6,533,658
Watsco, Inc.	23,647	3,174,137
Woodward, Inc.	53,151	3,026,418
Xylem, Inc.	166,925	7,454,870
		250,867,962

    1

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 1.9%
Cintas Corp.	82,821	7,851,431
Clean Harbors, Inc. *	46,995	2,419,772
Copart, Inc. *	94,799	4,693,498
KAR Auction Services, Inc.	128,198	5,261,246
ManpowerGroup, Inc.	67,270	5,364,782
Pitney Bowes, Inc.	180,065	3,354,611
Robert Half International, Inc.	119,952	4,988,804
Rollins, Inc.	87,671	2,491,610
The Dun & Bradstreet Corp.	33,634	4,268,155
TransUnion *	50,420	1,668,902
		42,362,811
Consumer Durables & Apparel 4.1%
Brunswick Corp.	84,847	4,061,626
Carter's, Inc.	48,787	4,905,045
Columbia Sportswear Co.	26,531	1,410,653
Fossil Group, Inc. *	38,703	1,078,653
Garmin Ltd.	110,127	4,682,600
GoPro, Inc., Class A *(a)	77,143	792,259
Harman International Industries, Inc.	66,067	5,169,082
Hasbro, Inc.	104,767	9,145,111
Leggett & Platt, Inc.	126,818	6,373,873
Lennar Corp., B Shares	10,931	400,075
Lennar Corp., Class A	167,780	7,645,734
lululemon athletica, Inc. *	103,489	6,729,890
Mattel, Inc.	315,536	10,059,288
NVR, Inc. *	3,452	5,982,316
Polaris Industries, Inc.	55,409	4,710,873
PulteGroup, Inc.	293,183	5,500,113
Skechers U.S.A., Inc., Class A *	122,044	3,804,111
Tempur Sealy International, Inc. *	57,622	3,354,753
Toll Brothers, Inc. *	144,893	4,223,631
Vista Outdoor, Inc. *	56,334	2,826,840
		92,856,526
Consumer Services 2.7%
Aramark	211,184	7,030,315
Brinker International, Inc.	53,813	2,419,971
Darden Restaurants, Inc.	107,816	7,313,159
Domino's Pizza, Inc.	46,521	5,623,459
Dunkin' Brands Group, Inc.	84,994	3,679,390
Extended Stay America, Inc.	63,614	907,136
Graham Holdings Co., Class B	3,994	1,988,812
H&R Block, Inc.	220,464	4,709,111
Hyatt Hotels Corp., Class A *	21,640	993,492
Panera Bread Co., Class A *	21,258	4,658,691
Service Corp. International	181,964	4,985,814
ServiceMaster Global Holdings, Inc. *	127,550	4,877,512
Six Flags Entertainment Corp.	80,177	4,625,411
Wynn Resorts Ltd.	76,851	7,391,529
		61,203,802
Diversified Financials 3.8%
CBOE Holdings, Inc.	77,075	4,905,824
Credit Acceptance Corp. *(a)	9,432	1,766,991
E*TRADE Financial Corp. *	263,625	7,352,501
Eaton Vance Corp.	104,986	3,817,291
Security	Number of Shares	Value ($)
FactSet Research Systems, Inc.	38,239	6,082,678
Federated Investors, Inc., Class B	88,949	2,874,832
Lazard Ltd., Class A	119,363	4,199,190
Legg Mason, Inc.	101,651	3,506,959
LendingClub Corp. *	182,195	867,248
Leucadia National Corp.	310,503	5,620,104
LPL Financial Holdings, Inc. (a)	74,923	2,089,602
Morningstar, Inc.	18,631	1,573,015
MSCI, Inc.	82,872	6,612,357
Nasdaq, Inc.	105,768	6,981,746
Navient Corp.	318,151	4,361,850
OneMain Holdings, Inc. *	42,064	1,314,921
Raymond James Financial, Inc.	118,868	6,664,929
Santander Consumer USA Holdings, Inc. *	103,267	1,328,014
SEI Investments Co.	128,735	6,622,128
Voya Financial, Inc.	191,665	6,298,112
Waddell & Reed Financial, Inc., Class A	77,124	1,648,140
		86,488,432
Energy 5.1%
Antero Resources Corp. *	72,892	2,116,055
Chesapeake Energy Corp.	482,137	2,068,368
Cobalt International Energy, Inc. *	357,662	801,163
Columbia Pipeline Group, Inc.	372,256	9,507,418
Core Laboratories N.V.	39,709	4,814,716
CVR Energy, Inc.	14,415	283,111
Diamond Offshore Drilling, Inc.	57,829	1,493,145
Diamondback Energy, Inc. *	66,769	6,072,640
Dril-Quip, Inc. *	34,568	2,109,685
Energen Corp.	91,272	4,346,373
Ensco plc, Class A	265,104	2,621,878
FMC Technologies, Inc. *	209,643	5,708,579
Gulfport Energy Corp. *	113,854	3,499,872
Helmerich & Payne, Inc.	100,148	6,124,050
Kosmos Energy Ltd. *	134,180	770,193
Murphy Oil Corp.	152,618	4,717,422
Nabors Industries Ltd.	261,542	2,458,495
Newfield Exploration Co. *	184,141	7,507,429
Noble Corp. plc	229,335	1,912,654
Oceaneering International, Inc.	90,323	2,986,078
ONEOK, Inc.	194,885	8,428,776
Range Resources Corp.	158,590	6,754,348
Southwestern Energy Co. *	362,483	4,955,143
Targa Resources Corp.	152,705	6,540,355
Teekay Corp.	55,882	587,879
Transocean Ltd.	320,868	3,141,298
Weatherford International plc *	818,706	4,592,941
Western Refining, Inc.	63,231	1,343,026
Whiting Petroleum Corp. *	191,930	2,370,335
World Fuel Services Corp.	66,876	3,074,290
		113,707,715
Food & Staples Retailing 0.7%
Casey's General Stores, Inc.	36,373	4,372,398
Rite Aid Corp. *	974,402	7,502,895
Sprouts Farmers Market, Inc. *	133,027	3,293,749
		15,169,042

2

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 1.4%
Blue Buffalo Pet Products, Inc. *	33,823	873,986
Flowers Foods, Inc.	176,730	3,313,688
Ingredion, Inc.	67,836	7,964,625
Pilgrim's Pride Corp.	62,244	1,548,008
Pinnacle Foods, Inc.	100,595	4,238,067
Seaboard Corp. *	223	673,460
The Hain Celestial Group, Inc. *	94,187	4,656,605
The WhiteWave Foods Co. *	164,249	7,333,718
		30,602,157
Health Care Equipment & Services 5.5%
Acadia Healthcare Co., Inc. *	69,603	4,097,529
Alere, Inc. *	80,687	3,465,507
Align Technology, Inc. *	66,643	5,253,468
athenahealth, Inc. *	35,837	4,546,640
Brookdale Senior Living, Inc. *	178,277	3,198,289
Centene Corp. *	157,513	9,820,936
Community Health Systems, Inc. *	105,330	1,415,635
DENTSPLY SIRONA, Inc.	223,491	13,892,201
DexCom, Inc. *	77,106	4,972,566
Envision Healthcare Holdings, Inc. *	173,930	4,315,203
IDEXX Laboratories, Inc. *	83,545	7,316,036
Inovalon Holdings, Inc., Class A *(a)	62,855	1,168,474
MEDNAX, Inc. *	87,224	5,970,483
Molina Healthcare, Inc. *	37,551	1,818,595
Patterson Cos., Inc.	77,929	3,803,714
Premier, Inc., Class A *	41,791	1,328,954
Quorum Health Corp. *	26,317	348,700
ResMed, Inc.	128,914	7,613,661
Team Health Holdings, Inc. *	67,961	3,260,089
Teleflex, Inc.	38,706	6,235,537
Tenet Healthcare Corp. *	92,891	2,688,265
The Cooper Cos., Inc.	45,178	7,355,430
Varian Medical Systems, Inc. *	88,910	7,360,859
VCA, Inc. *	75,960	4,932,083
Veeva Systems, Inc., Class A *	89,550	2,950,672
WellCare Health Plans, Inc. *	41,622	4,221,303
		123,350,829
Household & Personal Products 0.8%
Coty, Inc., Class A (a)	67,036	1,765,728
Edgewell Personal Care Co. *	55,210	4,385,330
Energizer Holdings, Inc.	58,368	2,762,557
Herbalife Ltd. *	59,391	3,438,145
Nu Skin Enterprises, Inc., Class A	52,744	2,080,751
Spectrum Brands Holdings, Inc.	25,357	2,955,866
		17,388,377
Insurance 6.3%
Alleghany Corp. *	14,405	7,848,276
Allied World Assurance Co. Holdings AG	85,730	3,178,868
American Financial Group, Inc.	65,305	4,785,550
American National Insurance Co.	8,382	1,001,733
AmTrust Financial Services, Inc.	74,571	1,977,623
Arch Capital Group Ltd. *	114,713	8,335,047
Arthur J. Gallagher & Co.	163,305	7,892,531
Assurant, Inc.	59,553	5,204,337
Security	Number of Shares	Value ($)
Assured Guaranty Ltd.	130,726	3,515,222
Axis Capital Holdings Ltd.	90,179	4,973,372
Brown & Brown, Inc.	107,655	3,882,039
Cincinnati Financial Corp.	139,114	9,612,777
CNO Financial Group, Inc.	172,252	3,494,993
Endurance Specialty Holdings Ltd.	57,990	3,938,681
Erie Indemnity Co., Class A	22,805	2,232,609
Everest Re Group Ltd.	39,670	7,105,294
First American Financial Corp.	103,266	3,948,892
FNF Group	256,159	8,952,757
Old Republic International Corp.	229,898	4,404,846
Reinsurance Group of America, Inc.	61,337	6,080,950
RenaissanceRe Holdings Ltd.	40,401	4,666,719
Torchmark Corp.	105,601	6,508,190
Validus Holdings Ltd.	74,955	3,649,559
W.R. Berkley Corp.	90,991	5,189,217
White Mountains Insurance Group Ltd.	4,697	3,782,870
Willis Towers Watson plc	128,743	16,481,679
		142,644,631
Materials 5.5%
Albemarle Corp.	104,154	8,176,089
AptarGroup, Inc.	58,510	4,520,483
Ashland, Inc.	58,391	6,619,204
Avery Dennison Corp.	83,168	6,186,036
Axalta Coating Systems Ltd. *	130,495	3,673,434
Bemis Co., Inc.	88,908	4,475,629
Crown Holdings, Inc. *	128,765	6,717,670
Eagle Materials, Inc.	46,709	3,658,249
FMC Corp.	126,178	5,992,193
Graphic Packaging Holding Co.	304,803	4,084,360
Huntsman Corp.	189,166	2,824,248
International Flavors & Fragrances, Inc.	74,301	9,584,829
NewMarket Corp.	9,183	3,719,115
Owens-Illinois, Inc. *	149,605	2,827,535
Packaging Corp. of America	87,615	5,977,972
Platform Specialty Products Corp. *	142,664	1,353,881
Reliance Steel & Aluminum Co.	66,592	4,951,115
Royal Gold, Inc.	62,301	3,496,955
RPM International, Inc.	125,821	6,314,956
Silgan Holdings, Inc.	37,846	1,935,444
Sonoco Products Co.	94,608	4,509,963
Steel Dynamics, Inc.	225,875	5,576,854
The Scotts Miracle-Gro Co., Class A	43,327	3,011,227
The Valspar Corp.	67,294	7,289,286
W.R. Grace & Co. *	66,030	5,126,569
Westlake Chemical Corp.	36,292	1,601,566
		124,204,862
Media 2.6%
AMC Networks, Inc., Class A *	56,311	3,600,525
Cablevision Systems Corp., Class A	206,977	7,177,962
Cinemark Holdings, Inc.	97,677	3,533,954
Liberty Broadband Corp., Class A *	23,400	1,352,520
Liberty Broadband Corp., Class C *	61,246	3,541,856
Lions Gate Entertainment Corp.	91,869	2,048,679
Live Nation Entertainment, Inc. *	135,915	3,282,347

    3

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MSG Networks, Inc., Class A *	62,049	1,074,068
News Corp., Class A	347,982	4,161,865
News Corp., Class B	105,153	1,297,588
Regal Entertainment Group, Class A (a)	62,267	1,309,475
Scripps Networks Interactive, Inc., Class A	89,170	5,737,198
TEGNA, Inc.	202,350	4,645,956
The Interpublic Group of Cos., Inc.	374,083	8,940,584
The Madison Square Garden Co., Class A *	19,082	3,196,808
Tribune Media Co., Class A	75,209	3,027,162
		57,928,547
Pharmaceuticals, Biotechnology & Life Sciences 4.3%
Akorn, Inc. *	73,394	2,193,747
Alkermes plc *	138,901	6,446,395
Anacor Pharmaceuticals, Inc. *	41,896	4,160,273
Bio-Rad Laboratories, Inc., Class A *	19,131	2,847,649
Bio-Techne Corp.	35,483	3,898,872
Bluebird Bio, Inc. *	34,700	1,570,175
Bruker Corp.	103,909	2,743,198
Horizon Pharma plc *	139,780	2,408,409
Intercept Pharmaceuticals, Inc. *	15,683	2,326,730
Intrexon Corp. *(a)	48,611	1,494,302
Ionis Pharmaceuticals, Inc. *	109,313	2,480,312
Jazz Pharmaceuticals plc *	56,918	8,626,492
Juno Therapeutics, Inc. *	67,570	2,934,565
Medivation, Inc. *	152,349	9,211,021
Mettler-Toledo International, Inc. *	25,048	9,401,015
Neurocrine Biosciences, Inc. *	74,234	3,685,718
OPKO Health, Inc. *(a)	302,531	3,215,905
PerkinElmer, Inc.	103,216	5,651,076
Puma Biotechnology, Inc. *	19,880	751,265
Quintiles Transnational Holdings, Inc. *	88,497	6,008,061
Seattle Genetics, Inc. *	100,117	4,047,730
Ultragenyx Pharmaceutical, Inc. *	33,236	2,429,552
United Therapeutics Corp. *	42,964	5,115,724
VWR Corp. *	64,991	1,875,640
		95,523,826
Real Estate 12.0%
Alexandria Real Estate Equities, Inc.	67,955	6,584,840
American Campus Communities, Inc.	123,119	5,789,055
American Capital Agency Corp.	326,108	6,160,180
American Homes 4 Rent, Class A	175,182	3,212,838
Apartment Investment & Management Co., Class A	144,816	6,176,402
Brixmor Property Group, Inc.	192,263	4,854,641
Camden Property Trust	80,392	6,850,202
Chimera Investment Corp.	170,144	2,550,459
Communications Sales & Leasing, Inc.	112,388	2,807,452
Corrections Corp. of America	111,149	3,734,606
CubeSmart	162,070	5,160,309
DDR Corp.	283,631	4,881,290
Douglas Emmett, Inc.	132,335	4,484,833
Security	Number of Shares	Value ($)
Duke Realty Corp.	324,695	7,685,531
Equity LifeStyle Properties, Inc.	74,556	5,464,955
Extra Space Storage, Inc.	116,579	10,838,350
Federal Realty Investment Trust	65,287	10,001,316
Forest City Realty Trust, Inc., Class A	204,056	4,654,517
Forest City Realty Trust, Inc., Class B	7,469	166,335
Gaming & Leisure Properties, Inc.	169,061	5,563,798
Highwoods Properties, Inc.	89,462	4,353,221
Hospitality Properties Trust	139,814	3,579,238
Iron Mountain, Inc.	226,002	8,303,314
Jones Lang LaSalle, Inc.	41,930	4,941,870
Kilroy Realty Corp.	86,075	5,435,636
Lamar Advertising Co., Class A	76,825	4,997,466
Liberty Property Trust	133,566	4,984,683
MFA Financial, Inc.	343,629	2,477,565
Mid-America Apartment Communities, Inc.	70,086	7,218,157
National Retail Properties, Inc.	131,338	5,953,552
NorthStar Realty Finance Corp.	171,341	2,313,104
Omega Healthcare Investors, Inc.	151,689	4,841,913
Outfront Media, Inc.	127,880	2,844,051
Paramount Group, Inc.	157,410	2,578,376
Rayonier, Inc.	116,771	3,027,872
Realogy Holdings Corp. *	133,973	4,394,314
Realty Income Corp.	233,000	14,000,970
Regency Centers Corp.	90,924	6,964,778
Retail Properties of America, Inc., Class A	220,700	3,498,095
RLJ Lodging Trust	119,684	2,452,325
Senior Housing Properties Trust	220,323	4,115,634
SL Green Realty Corp.	93,076	9,434,183
Spirit Realty Capital, Inc.	442,643	5,068,262
Starwood Property Trust, Inc.	222,702	4,592,115
Tanger Factory Outlet Centers, Inc.	88,922	3,131,833
Taubman Centers, Inc.	57,216	3,923,301
The Howard Hughes Corp. *	33,527	3,663,160
Two Harbors Investment Corp.	326,611	2,769,661
UDR, Inc.	246,867	8,894,618
VEREIT, Inc.	836,204	8,019,196
Weingarten Realty Investors	108,617	4,087,258
WP Carey, Inc.	90,212	5,783,491
		270,265,121
Retailing 3.6%
AutoNation, Inc. *	69,983	3,529,943
Burlington Stores, Inc. *	67,586	4,079,491
Cabela's, Inc. *	43,420	2,108,475
Dick's Sporting Goods, Inc.	84,750	3,635,775
Dillard's, Inc., Class A	21,578	1,275,476
Foot Locker, Inc.	128,097	7,163,184
GameStop Corp., Class A	100,112	2,913,259
GNC Holdings, Inc., Class A	65,171	1,697,705
Groupon, Inc. *	395,613	1,400,470
HSN, Inc.	31,139	1,630,750
J.C. Penney Co., Inc. *	283,257	2,206,572
Liberty Ventures, Series A *	122,978	4,588,309
LKQ Corp. *	283,517	9,375,907
Office Depot, Inc. *	468,538	1,677,366
Penske Automotive Group, Inc.	38,037	1,503,222

4

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sally Beauty Holdings, Inc. *	140,686	4,040,502
Sears Holdings Corp. *	48,278	640,166
Staples, Inc.	595,153	5,237,346
The Michaels Cos., Inc. *	86,640	2,539,418
Ulta Salon, Cosmetics & Fragrance, Inc. *	59,076	13,765,299
Urban Outfitters, Inc. *	79,033	2,254,812
Williams-Sonoma, Inc.	75,251	3,991,313
		81,254,760
Semiconductors & Semiconductor Equipment 1.3%
Cree, Inc. *	92,361	2,224,053
First Solar, Inc. *	71,750	3,562,387
KLA-Tencor Corp.	145,629	10,620,723
Marvell Technology Group Ltd.	438,982	4,490,786
ON Semiconductor Corp. *	382,513	3,737,152
Teradyne, Inc.	189,007	3,744,229
		28,379,330
Software & Services 9.0%
Amdocs Ltd.	139,373	8,082,240
ANSYS, Inc. *	82,557	7,355,829
Aspen Technology, Inc. *	79,284	3,022,306
Black Knight Financial Services, Inc., Class A *	18,337	641,795
Booz Allen Hamilton Holding Corp.	105,322	3,082,775
Broadridge Financial Solutions, Inc.	111,032	7,127,144
Cadence Design Systems, Inc. *	286,159	7,073,850
CDK Global, Inc.	142,875	7,900,987
Computer Sciences Corp.	128,573	6,325,792
CoStar Group, Inc. *	29,756	6,147,292
CSRA, Inc.	125,023	3,096,820
DST Systems, Inc.	30,175	3,648,761
FireEye, Inc. *	136,942	2,180,117
First Data Corp., Class A *	160,457	2,010,526
Fortinet, Inc. *	136,272	4,661,865
Gartner, Inc. *	76,758	7,800,148
Genpact Ltd. *	146,406	4,127,185
Global Payments, Inc.	143,364	11,137,949
GoDaddy, Inc., Class A *	38,076	1,238,612
IAC/InterActiveCorp	72,791	4,067,561
Jack Henry & Associates, Inc.	74,301	6,273,233
Leidos Holdings, Inc.	59,469	2,937,769
Manhattan Associates, Inc. *	67,887	4,475,790
NetSuite, Inc. *	35,357	2,804,164
Nuance Communications, Inc. *	227,722	3,807,512
Pandora Media, Inc. *(a)	207,577	2,447,333
PTC, Inc. *	105,435	3,768,247
Rackspace Hosting, Inc. *	103,027	2,575,675
Sabre Corp.	190,374	5,362,836
Splunk, Inc. *	120,486	6,921,921
SS&C Technologies Holdings, Inc.	75,036	4,621,467
Synopsys, Inc. *	143,035	7,390,618
Syntel, Inc. *	29,023	1,337,380
Tableau Software, Inc., Class A *	48,672	2,503,688
Teradata Corp. *	124,079	3,516,399
The Ultimate Software Group, Inc. *	26,532	5,425,263
Total System Services, Inc.	155,167	8,332,468
Tyler Technologies, Inc. *	30,477	4,671,819
Vantiv, Inc., Class A *	144,545	7,772,185
Security	Number of Shares	Value ($)
VeriSign, Inc. *	90,590	7,741,821
WEX, Inc. *	36,452	3,363,062
Zillow Group, Inc., Class A *(a)	40,675	1,189,337
Zillow Group, Inc., Class C *(a)	98,649	2,829,253
		202,798,794
Technology Hardware & Equipment 3.6%
Arista Networks, Inc. *	33,741	2,472,878
Arrow Electronics, Inc. *	84,375	5,452,313
Avnet, Inc.	119,982	4,922,862
Brocade Communications Systems, Inc.	436,549	3,955,134
CDW Corp.	141,675	6,029,688
CommScope Holding Co., Inc. *	136,344	4,247,116
Dolby Laboratories, Inc., Class A	47,724	2,264,504
EchoStar Corp., Class A *	43,491	1,741,380
FEI Co.	38,281	4,113,293
Fitbit, Inc., Class A *(a)	63,110	894,900
FLIR Systems, Inc.	128,756	4,010,749
Harris Corp.	114,912	9,051,618
Ingram Micro, Inc., Class A	138,864	4,808,860
IPG Photonics Corp. *	33,716	2,912,388
Jabil Circuit, Inc.	173,603	3,312,345
Keysight Technologies, Inc. *	160,588	4,918,810
National Instruments Corp.	90,926	2,597,756
NCR Corp. *	116,622	3,601,287
Trimble Navigation Ltd. *	236,218	6,042,456
Zebra Technologies Corp., Class A *	49,287	2,617,633
		79,967,970
Telecommunication Services 0.4%
Frontier Communications Corp.	1,087,312	5,621,403
Telephone & Data Systems, Inc.	88,809	2,556,811
United States Cellular Corp. *	13,712	518,039
Zayo Group Holdings, Inc. *	37,679	1,046,723
		9,742,976
Transportation 2.4%
Alaska Air Group, Inc.	116,378	7,727,499
AMERCO	5,965	2,246,777
Avis Budget Group, Inc. *	90,562	2,716,860
Expeditors International of Washington, Inc.	168,830	8,196,697
Genesee & Wyoming, Inc., Class A *	53,155	3,193,021
J.B. Hunt Transport Services, Inc.	83,029	6,868,159
JetBlue Airways Corp. *	296,294	5,312,551
Kirby Corp. *	49,838	3,492,647
Landstar System, Inc.	39,251	2,663,180
Macquarie Infrastructure Corp.	69,173	4,953,479
Old Dominion Freight Line, Inc. *	64,040	4,120,974
Ryder System, Inc.	49,082	3,417,089
		54,908,933
Utilities 6.5%
AGL Resources, Inc.	112,617	7,410,199
Alliant Energy Corp.	208,680	7,731,594
American Water Works Co., Inc.	167,436	12,407,008
Aqua America, Inc.	168,136	5,432,474
Atmos Energy Corp.	95,211	6,940,882

    5

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Calpine Corp. *	305,289	4,518,277
CenterPoint Energy, Inc.	396,459	8,932,221
CMS Energy Corp.	258,044	10,791,400
Great Plains Energy, Inc.	142,195	4,149,250
ITC Holdings Corp.	141,958	6,319,970
MDU Resources Group, Inc.	185,550	4,243,528
National Fuel Gas Co.	78,688	4,327,840
NiSource, Inc.	298,585	7,124,238
NRG Energy, Inc.	295,857	4,846,138
OGE Energy Corp.	185,600	5,603,264
Pinnacle West Capital Corp.	103,549	7,620,171
Questar Corp.	161,413	4,069,222
SCANA Corp.	132,352	9,252,728
TECO Energy, Inc.	221,591	6,102,616
UGI Corp.	159,552	6,847,972
Vectren Corp.	77,235	3,837,035
Westar Energy, Inc.	132,087	7,440,461
		145,948,488
Total Common Stock
(Cost $2,103,145,818)		2,244,455,225

Other Investment Companies 0.8% of net assets
Equity Fund 0.0%
SPDR S&P MidCap 400 ETF Trust	1,900	516,496
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (b)	920,516	920,516
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.8%
Wells Fargo Government Money Market Fund, Select Class 0.23% (b)	16,772,651	16,772,651
Total Other Investment Companies
(Cost $18,196,952)		18,209,663

End of Investments

At 05/31/16, the tax basis cost of the fund's investments was $2,125,303,140 and the unrealized appreciation and depreciation were $283,325,189 and ($145,963,441), respectively, with a net unrealized appreciation of $137,361,748.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,451,116.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund

	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	8	837,960	46,188

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,244,455,225	$—	$—	$2,244,455,225
Other Investment Companies[1]	18,209,663	—	—	18,209,663
Total	$2,262,664,888	$—	$—	$2,262,664,888
Other Financial Instruments
Futures Contracts[2]	$46,188	$—	$—	$46,188
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
6

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	3,179,888,232	3,354,945,236
0.0%	Rights	330,693	330,693
0.0%	Warrants	—	—
2.4%	Other Investment Companies	80,164,749	80,164,749
102.3%	Total Investments	3,260,383,674	3,435,440,678
(2.3%)	Other Assets and Liabilities, Net		(76,295,116)
100.0%	Net Assets		3,359,145,562

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	103,505	1,725,428
Cooper Tire & Rubber Co.	72,535	2,330,549
Cooper-Standard Holding, Inc. *	25,094	2,156,829
Dana Holding Corp.	208,831	2,510,149
Dorman Products, Inc. *	41,899	2,313,244
Drew Industries, Inc.	34,919	2,701,334
Federal-Mogul Holdings Corp. *	39,168	332,145
Fox Factory Holding Corp. *	27,573	458,815
Gentex Corp.	402,902	6,680,115
Gentherm, Inc. *	51,401	1,880,249
Horizon Global Corp. *	26,677	310,787
Metaldyne Performance Group, Inc.	23,831	388,445
Modine Manufacturing Co. *	54,444	544,440
Standard Motor Products, Inc.	29,334	1,133,466
Superior Industries International, Inc.	34,907	947,376
Tenneco, Inc. *	80,122	4,304,154
Thor Industries, Inc.	66,687	4,334,655
Visteon Corp.	48,303	3,621,759
Winnebago Industries, Inc.	37,635	847,540
		39,521,479
Banks 8.8%
1st Source Corp.	23,484	795,873
Ameris Bancorp	36,502	1,161,859
Arrow Financial Corp.	19,985	580,764
Associated Banc-Corp.	208,060	3,888,641
Astoria Financial Corp.	135,896	2,171,618
BancFirst Corp.	11,799	740,033
BancorpSouth, Inc.	118,683	2,835,337
Bank Mutual Corp.	59,686	484,053
Bank of Hawaii Corp.	61,887	4,446,581
Security	Number of Shares	Value ($)
Bank of the Ozarks, Inc.	118,938	4,627,878
BankUnited, Inc.	150,295	4,974,764
Banner Corp.	29,516	1,313,167
BBCN Bancorp, Inc.	114,191	1,856,746
Beneficial Bancorp, Inc. *	106,942	1,472,591
Berkshire Hills Bancorp, Inc.	42,637	1,171,665
BNC Bancorp	53,300	1,270,672
Bofl Holding, Inc. *(a)	85,230	1,599,767
Boston Private Financial Holdings, Inc.	115,247	1,450,960
Brookline Bancorp, Inc.	92,326	1,073,751
Bryn Mawr Bank Corp.	22,594	660,649
Camden National Corp.	11,748	505,399
Capital Bank Financial Corp., Class A	31,672	976,764
Capitol Federal Financial, Inc.	179,051	2,431,513
Cardinal Financial Corp.	47,822	1,085,559
Cascade Bancorp *	47,528	268,533
Cathay General Bancorp	107,071	3,299,928
CenterState Banks, Inc.	62,629	990,791
Central Pacific Financial Corp.	46,400	1,112,208
Chemical Financial Corp.	52,690	2,075,986
City Holding Co.	20,881	1,026,510
Clifton Bancorp, Inc.	31,100	469,921
CoBiz Financial, Inc.	50,550	639,458
Columbia Banking System, Inc.	81,512	2,483,671
Commerce Bancshares, Inc.	120,025	5,872,823
Community Bank System, Inc.	61,754	2,546,735
Community Trust Bancorp, Inc.	21,307	768,757
Customers Bancorp, Inc. *	34,111	917,245
CVB Financial Corp.	138,228	2,425,901
Dime Community Bancshares, Inc.	43,509	798,825
Eagle Bancorp, Inc. *	41,547	2,139,255
Enterprise Financial Services Corp.	31,198	892,263
Essent Group Ltd. *	92,804	2,028,695
EverBank Financial Corp.	107,868	1,652,538
F.N.B. Corp.	297,499	3,983,512
FCB Financial Holdings, Inc., Class A *	13,694	506,267
Federal Agricultural Mortgage Corp., Class C	15,730	567,381
Financial Institutions, Inc.	20,197	564,708
First Bancorp (North Carolina)	28,271	557,787
First BanCorp (Puerto Rico) *	210,838	887,628
First Busey Corp.	37,869	840,313
First Citizens BancShares, Inc., Class A	12,699	3,289,803
First Commonwealth Financial Corp.	133,399	1,252,617
First Community Bancshares, Inc.	22,104	483,193
First Financial Bancorp	81,341	1,608,112
First Financial Bankshares, Inc. (a)	93,013	3,116,866
First Financial Corp.	17,639	651,585
First Horizon National Corp.	332,548	4,841,899
First Interstate BancSystem, Inc., Class A	26,685	773,064

    1

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First Merchants Corp.	55,506	1,438,160
First Midwest Bancorp, Inc.	105,493	1,972,719
First NBC Bank Holding Co. *	20,799	388,317
First Niagara Financial Group, Inc.	528,836	5,774,889
FirstMerit Corp.	237,518	5,386,908
Flagstar Bancorp, Inc. *	30,911	749,283
Flushing Financial Corp.	39,171	817,107
Fulton Financial Corp.	251,628	3,585,699
German American Bancorp, Inc.	18,738	603,176
Glacier Bancorp, Inc.	104,711	2,862,799
Great Southern Bancorp, Inc.	14,456	567,109
Great Western Bancorp, Inc.	87,543	2,978,213
Hancock Holding Co.	110,929	3,049,438
Hanmi Financial Corp.	49,534	1,205,658
Heartland Financial USA, Inc.	23,635	829,589
Hilltop Holdings, Inc. *	111,578	2,280,654
Home BancShares, Inc.	85,009	3,736,146
HomeTrust Bancshares, Inc. *	24,670	470,210
IBERIABANK Corp.	46,126	2,859,812
Independent Bank Corp.	36,291	1,788,783
Independent Bank Group, Inc.	13,531	514,449
International Bancshares Corp.	79,934	2,241,349
Investors Bancorp, Inc.	523,579	6,267,241
Kearny Financial Corp.	32,867	430,229
Lakeland Bancorp, Inc.	48,685	561,825
Lakeland Financial Corp.	24,757	1,214,826
LegacyTexas Financial Group, Inc.	63,533	1,710,308
LendingTree, Inc. *(a)	9,107	758,158
MainSource Financial Group, Inc.	27,059	610,992
MB Financial, Inc.	97,921	3,539,844
Meridian Bancorp, Inc.	64,301	964,515
MGIC Investment Corp. *	472,007	3,327,649
National Bank Holdings Corp., Class A	44,191	939,059
Nationstar Mortgage Holdings, Inc. *(a)	59,044	753,401
NBT Bancorp, Inc.	60,457	1,762,926
NMI Holdings, Inc., Class A *	70,472	439,745
Northfield Bancorp, Inc.	53,710	835,191
Northwest Bancshares, Inc.	137,641	2,038,463
OceanFirst Financial Corp.	26,348	491,258
Ocwen Financial Corp. *	91,168	180,513
OFG Bancorp	63,802	583,150
Old National Bancorp	177,368	2,334,163
Opus Bank	26,830	1,010,418
Oritani Financial Corp.	55,169	924,081
PacWest Bancorp	162,504	6,773,167
Park National Corp.	18,917	1,777,063
Park Sterling Corp.	64,183	478,163
Peoples Financial Services Corp. (a)	6,804	250,863
PHH Corp. *	73,505	1,049,651
Pinnacle Financial Partners, Inc.	49,889	2,453,541
Popular, Inc.	146,918	4,604,410
PrivateBancorp, Inc.	113,777	5,046,010
Prosperity Bancshares, Inc.	92,014	4,954,954
Provident Financial Services, Inc.	88,113	1,799,267
Radian Group, Inc.	295,987	3,673,199
Renasant Corp.	51,982	1,788,701
Republic Bancorp, Inc., Class A	8,819	244,551
S&T Bancorp, Inc.	46,288	1,197,471
Sandy Spring Bancorp, Inc.	31,633	929,694
Security	Number of Shares	Value ($)
ServisFirst Bancshares, Inc.	28,940	1,506,038
Simmons First National Corp., Class A	37,964	1,802,531
South State Corp.	33,941	2,460,383
Southside Bancshares, Inc.	36,902	1,088,227
Southwest Bancorp, Inc.	29,590	502,142
State Bank Financial Corp.	50,122	1,089,652
Sterling Bancorp	167,266	2,753,198
Stock Yards Bancorp, Inc.	31,091	902,557
Stonegate Mortgage Corp. *	32,824	124,403
Sun Bancorp, Inc. *	9,997	207,438
Synovus Financial Corp.	181,693	5,845,064
Talmer Bancorp, Inc., Class A	92,979	1,854,001
TCF Financial Corp.	248,044	3,564,392
Texas Capital Bancshares, Inc. *	63,138	3,235,191
TFS Financial Corp.	92,139	1,699,965
The Bancorp, Inc. *	54,071	364,979
The First of Long Island Corp.	18,394	553,475
Tompkins Financial Corp.	18,441	1,227,064
Towne Bank	76,697	1,675,829
TriCo Bancshares	28,257	795,717
TrustCo Bank Corp.	143,340	941,744
Trustmark Corp.	95,774	2,373,280
UMB Financial Corp.	58,546	3,369,322
Umpqua Holdings Corp.	312,335	4,994,237
Union Bankshares Corp.	65,391	1,774,712
United Bankshares, Inc.	90,590	3,606,388
United Community Banks, Inc.	99,648	2,005,914
United Financial Bancorp, Inc.	72,619	965,107
Univest Corp. of Pennsylvania	16,271	328,511
Valley National Bancorp	327,659	3,122,590
Walker & Dunlop, Inc. *	40,423	971,365
Walter Investment Management Corp. *(a)	70,274	349,262
Washington Federal, Inc.	140,893	3,520,916
Washington Trust Bancorp, Inc.	18,012	690,220
Waterstone Financial, Inc.	29,175	422,454
Webster Financial Corp.	126,841	4,967,094
WesBanco, Inc.	51,855	1,693,584
Westamerica Bancorp (a)	35,287	1,716,713
Western Alliance Bancorp *	129,946	4,898,964
Wilshire Bancorp, Inc.	100,239	1,145,732
Wintrust Financial Corp.	66,754	3,555,986
WSFS Financial Corp.	40,890	1,450,368
		296,827,218
Capital Goods 9.1%
AAON, Inc.	56,392	1,547,396
AAR Corp.	46,775	1,141,778
Actuant Corp., Class A	80,972	2,209,726
Advanced Drainage Systems, Inc. (a)	46,598	1,132,797
AECOM *	215,822	6,930,044
Aegion Corp. *	54,372	1,086,896
Aerojet Rocketdyne Holdings, Inc. *	88,016	1,517,396
Aerovironment, Inc. *	30,942	891,439
Air Lease Corp.	131,178	3,941,899
Aircastle Ltd.	90,439	1,911,880
Alamo Group, Inc.	12,622	778,020
Albany International Corp., Class A	39,475	1,552,552
Altra Industrial Motion Corp.	33,404	903,244

2

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ameresco, Inc., Class A *	25,010	117,047
American Railcar Industries, Inc. (a)	14,486	574,804
American Science & Engineering, Inc.	11,591	364,421
American Woodmark Corp. *	19,110	1,543,324
Apogee Enterprises, Inc.	42,072	1,902,496
Applied Industrial Technologies, Inc.	54,505	2,463,626
Armstrong Flooring, Inc. *	33,383	553,824
Armstrong World Industries, Inc. *	66,794	2,761,932
Astec Industries, Inc.	25,661	1,368,758
Astronics Corp. *	26,568	1,022,868
AZZ, Inc.	36,510	2,154,820
Babcock & Wilcox Enterprises, Inc. *	78,550	1,708,463
Barnes Group, Inc.	73,732	2,461,912
Beacon Roofing Supply, Inc. *	83,953	3,622,572
BMC Stock Holdings, Inc. *	65,797	1,290,937
Briggs & Stratton Corp.	59,900	1,336,968
Builders FirstSource, Inc. *	107,255	1,261,319
BWX Technologies, Inc.	153,500	5,398,595
CAI International, Inc. *	26,456	203,182
Chart Industries, Inc. *	44,437	1,153,585
CIRCOR International, Inc.	22,449	1,258,042
CLARCOR, Inc.	69,625	4,128,763
Columbus McKinnon Corp.	29,107	436,023
Comfort Systems USA, Inc.	56,744	1,815,808
Continental Building Products, Inc. *	51,506	1,180,002
Crane Co.	73,408	4,213,619
CSW Industrials, Inc. *	19,750	660,440
Cubic Corp.	30,728	1,253,702
Curtiss-Wright Corp.	61,820	5,144,660
DigitalGlobe, Inc. *	94,999	1,988,329
Douglas Dynamics, Inc.	33,858	735,396
DXP Enterprises, Inc. *	18,387	255,212
Dycom Industries, Inc. *	45,324	3,847,554
EMCOR Group, Inc.	89,798	4,269,895
Encore Wire Corp.	27,779	1,083,103
EnerSys	61,266	3,683,312
Engility Holdings, Inc. *	25,730	605,427
EnPro Industries, Inc.	31,734	1,604,788
ESCO Technologies, Inc.	43,562	1,754,242
Esterline Technologies Corp. *	40,447	2,726,532
Federal Signal Corp.	87,731	1,141,380
Franklin Electric Co., Inc.	53,058	1,771,076
GATX Corp.	59,151	2,713,256
Generac Holdings, Inc. *	95,152	3,607,212
General Cable Corp.	65,213	890,810
Gibraltar Industries, Inc. *	43,310	1,294,103
Global Brass & Copper Holdings, Inc.	27,589	752,904
Graco, Inc.	78,879	6,331,617
Graham Corp.	15,622	282,133
Granite Construction, Inc.	55,626	2,388,024
Great Lakes Dredge & Dock Corp. *	80,393	366,592
Griffon Corp.	51,960	875,526
H&E Equipment Services, Inc.	47,909	920,811
Harsco Corp.	111,310	732,420
HEICO Corp.	29,072	1,934,742
HEICO Corp., Class A	49,402	2,725,508
Hexcel Corp.	132,661	5,793,306
Hillenbrand, Inc.	89,326	2,788,758
Huntington Ingalls Industries, Inc.	66,338	10,176,913
Hyster-Yale Materials Handling, Inc.	12,229	749,760
Security	Number of Shares	Value ($)
Insteel Industries, Inc.	25,066	694,830
ITT, Inc.	128,468	4,561,899
John Bean Technologies Corp.	43,246	2,624,167
Joy Global, Inc.	142,307	2,423,488
Kadant, Inc.	13,968	695,048
Kaman Corp.	37,626	1,607,006
KBR, Inc.	198,375	2,886,356
Kennametal, Inc.	108,157	2,647,683
KLX, Inc. *	75,388	2,479,511
Kratos Defense & Security Solutions, Inc. *	77,750	324,995
L.B. Foster Co., Class A	15,668	180,652
Lennox International, Inc.	56,830	7,805,601
Lindsay Corp. (a)	15,594	1,112,476
Lydall, Inc. *	25,323	958,729
Manitowoc Foodservice, Inc. *	187,504	3,088,191
Masonite International Corp. *	38,609	2,696,066
MasTec, Inc. *	86,568	1,991,064
Meritor, Inc. *	120,712	1,067,094
Milacron Holdings Corp. *	22,128	362,899
Moog, Inc., Class A *	45,838	2,472,043
MRC Global, Inc. *	141,376	2,006,125
Mueller Industries, Inc.	80,443	2,500,973
Mueller Water Products, Inc., Class A	236,524	2,604,129
MYR Group, Inc. *	29,405	711,307
National Presto Industries, Inc.	6,240	557,856
Navistar International Corp. *	99,500	1,119,375
NCI Building Systems, Inc. *	40,159	646,560
Nortek, Inc. *	13,021	641,545
NOW, Inc. *	152,126	2,637,865
Orbital ATK, Inc.	82,966	7,220,531
Oshkosh Corp.	103,359	4,745,212
PGT, Inc. *	82,473	884,111
Plug Power, Inc. *(a)	293,595	563,702
Ply Gem Holdings, Inc. *	28,054	421,932
Powell Industries, Inc.	14,530	517,268
Power Solutions International, Inc. *(a)	6,289	102,008
Preformed Line Products Co.	4,437	193,808
Primoris Services Corp.	56,249	1,210,478
Proto Labs, Inc. *	33,701	2,217,526
Quanex Building Products Corp.	54,450	1,084,644
Raven Industries, Inc.	55,430	1,117,469
RBC Bearings, Inc. *	35,175	2,634,608
Regal Beloit Corp.	64,265	3,671,459
Rexnord Corp. *	137,719	2,856,292
Rush Enterprises, Inc., Class A *	42,472	935,233
Rush Enterprises, Inc., Class B *	11,368	241,002
Simpson Manufacturing Co., Inc.	57,733	2,284,495
SPX Corp.	55,635	921,872
SPX FLOW, Inc. *	59,010	1,768,530
Standex International Corp.	17,545	1,520,625
Sun Hydraulics Corp.	36,994	1,082,814
Sunrun, Inc. *(a)	22,520	142,777
TAL International Group, Inc. *	50,153	720,197
TASER International, Inc. *	74,863	1,674,685
Teledyne Technologies, Inc. *	49,021	4,810,431
Tennant Co.	24,170	1,297,929
Terex Corp.	154,151	3,264,918
Textainer Group Holdings Ltd. (a)	36,293	483,423
The Gorman-Rupp Co.	25,339	784,242

    3

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Greenbrier Cos., Inc. (a)	34,133	979,617
The KEYW Holding Corp. *	49,185	438,730
The Manitowoc Co., Inc.	187,185	1,066,955
The Timken Co.	98,986	3,291,285
The Toro Co.	77,672	6,936,886
Thermon Group Holdings, Inc. *	43,397	872,280
Titan International, Inc.	57,839	366,699
Titan Machinery, Inc. *	21,528	229,704
Trex Co., Inc. *	44,038	1,989,196
TriMas Corp. *	66,862	1,142,672
Triumph Group, Inc.	70,184	2,648,042
Tutor Perini Corp. *	49,418	1,117,835
Univar, Inc. *	55,666	1,038,728
Universal Forest Products, Inc.	28,426	2,386,078
USG Corp. *	124,649	3,597,370
Valmont Industries, Inc.	33,308	4,607,163
Wabash National Corp. *	89,988	1,276,030
Watsco, Inc.	36,663	4,921,275
Watts Water Technologies, Inc., Class A	40,577	2,335,206
WESCO International, Inc. *	59,684	3,481,368
Woodward, Inc.	78,837	4,488,979
		306,384,072
Commercial & Professional Services 3.4%
ABM Industries, Inc.	80,657	2,756,050
Acacia Research Corp.	69,462	358,424
ACCO Brands Corp. *	145,717	1,448,427
Barrett Business Services, Inc.	10,365	387,236
Brady Corp., Class A	63,962	2,033,352
CBIZ, Inc. *	63,051	665,819
CDI Corp.	19,376	123,038
CEB, Inc.	46,467	2,962,736
Clean Harbors, Inc. *	73,069	3,762,323
Covanta Holding Corp.	192,700	3,212,309
Deluxe Corp.	68,788	4,480,162
Ennis, Inc.	36,357	663,879
Essendant, Inc.	51,836	1,596,030
Exponent, Inc.	36,628	1,974,615
Franklin Covey Co. *	21,556	329,807
FTI Consulting, Inc. *	59,017	2,469,861
G&K Services, Inc., Class A	28,446	2,132,312
GP Strategies Corp. *	25,210	605,040
Healthcare Services Group, Inc.	102,788	4,008,732
Heidrick & Struggles International, Inc.	23,831	439,920
Heritage-Crystal Clean, Inc. *	25,965	308,984
Herman Miller, Inc.	93,544	2,961,603
HNI Corp.	59,828	2,756,276
Huron Consulting Group, Inc. *	33,563	1,964,778
ICF International, Inc. *	24,880	1,014,606
InnerWorkings, Inc. *	58,556	504,753
Insperity, Inc.	22,489	1,618,533
Interface, Inc.	90,469	1,534,354
KAR Auction Services, Inc.	194,455	7,980,433
Kelly Services, Inc., Class A	43,740	866,927
Kforce, Inc.	32,674	611,004
Kimball International, Inc., Class B	48,958	572,809
Knoll, Inc.	69,231	1,718,313
Korn/Ferry International	84,665	2,442,585
Security	Number of Shares	Value ($)
Matthews International Corp., Class A	44,418	2,437,216
McGrath RentCorp	28,914	824,916
Mistras Group, Inc. *	22,500	558,225
Mobile Mini, Inc.	62,012	2,136,313
MSA Safety, Inc.	46,687	2,351,624
Multi-Color Corp.	17,982	1,121,178
Navigant Consulting, Inc. *	69,620	1,109,047
NL Industries, Inc. *	14,247	43,738
On Assignment, Inc. *	68,638	2,585,593
Pendrell Corp. *	193,334	112,134
Pitney Bowes, Inc.	268,872	5,009,085
Quad/Graphics, Inc.	27,539	529,024
R.R. Donnelley & Sons Co.	298,723	4,866,198
Resources Connection, Inc.	52,992	825,615
RPX Corp. *	73,121	734,866
SP Plus Corp. *	25,336	565,500
Steelcase, Inc., Class A	127,911	2,041,460
Team, Inc. *	43,837	1,329,138
Tetra Tech, Inc.	82,348	2,519,849
The Advisory Board Co. *	58,523	1,921,310
The Brink's Co.	66,898	1,950,077
TransUnion *	72,679	2,405,675
TriNet Group, Inc. *	56,071	1,129,831
TrueBlue, Inc. *	59,941	1,187,431
UniFirst Corp.	21,791	2,520,565
US Ecology, Inc.	29,071	1,317,207
Viad Corp.	31,251	994,094
WageWorks, Inc. *	51,057	2,861,745
West Corp.	72,990	1,540,089
		112,794,773
Consumer Durables & Apparel 2.4%
Arctic Cat, Inc.	16,921	267,013
Beazer Homes USA, Inc. *	40,506	317,972
Brunswick Corp.	126,901	6,074,751
CalAtlantic Group, Inc.	105,879	3,916,464
Callaway Golf Co.	131,443	1,322,317
Cavco Industries, Inc. *	10,743	1,066,995
Columbia Sportswear Co.	40,726	2,165,401
Crocs, Inc. *	107,397	1,056,786
Deckers Outdoor Corp. *	44,511	2,340,834
Ethan Allen Interiors, Inc.	35,647	1,203,799
Fossil Group, Inc. *	61,599	1,716,764
G-III Apparel Group Ltd. *	56,063	2,193,185
Helen of Troy Ltd. *	40,426	4,157,006
Hovnanian Enterprises, Inc., Class A *	165,114	313,717
Iconix Brand Group, Inc. *	70,885	546,523
Installed Building Products, Inc. *	25,264	844,576
iRobot Corp. *	40,100	1,543,850
Kate Spade & Co. *	180,815	3,952,616
KB Home	133,579	1,862,091
La-Z-Boy, Inc.	73,212	1,938,654
LGI Homes, Inc. *(a)	22,948	620,055
Libbey, Inc.	33,199	567,371
M.D.C Holdings, Inc.	57,525	1,336,881
M/I Homes, Inc. *	31,175	588,584
Marine Products Corp.	19,389	167,909
Meritage Homes Corp. *	52,075	1,900,217
Movado Group, Inc.	24,284	498,308

4

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NACCO Industries, Inc., Class A	9,132	479,795
Oxford Industries, Inc.	19,562	1,239,644
Perry Ellis International, Inc. *	19,393	375,448
Smith & Wesson Holding Corp. *	73,601	1,793,656
Steven Madden Ltd. *	79,837	2,739,207
Sturm Ruger & Co., Inc.	27,047	1,791,323
Taylor Morrison Home Corp., Class A *	45,677	680,587
Tempur Sealy International, Inc. *	87,879	5,116,315
TopBuild Corp. *	52,043	1,880,834
TRI Pointe Group, Inc. *	200,650	2,339,579
Tumi Holdings, Inc. *	87,203	2,339,657
Tupperware Brands Corp.	72,321	4,091,922
Unifi, Inc. *	18,487	464,578
Universal Electronics, Inc. *	19,412	1,260,421
Vera Bradley, Inc. *	26,402	404,479
Vince Holding Corp. *	44,024	247,855
Vista Outdoor, Inc. *	86,808	4,356,025
WCI Communities, Inc. *	27,913	480,383
William Lyon Homes, Class A *	26,563	430,852
Wolverine World Wide, Inc.	139,643	2,542,899
		79,536,098
Consumer Services 4.0%
2U, Inc. *	45,227	1,259,120
American Public Education, Inc. *	23,886	675,018
Apollo Education Group, Inc. *	143,303	1,316,955
Ascent Capital Group, Inc., Class A *	19,374	363,069
Belmond Ltd., Class A *	116,663	1,109,465
Biglari Holdings, Inc. *	1,372	549,225
BJ's Restaurants, Inc. *	28,681	1,284,909
Bloomin' Brands, Inc.	168,793	3,215,507
Bob Evans Farms, Inc.	26,994	1,204,202
Bojangles', Inc. *	10,652	186,410
Boyd Gaming Corp. *	111,256	2,103,851
Bravo Brio Restaurant Group, Inc. *	24,193	179,512
Bridgepoint Education, Inc. *	25,429	197,583
Bright Horizons Family Solutions, Inc. *	61,259	3,968,971
Brinker International, Inc.	79,613	3,580,197
Buffalo Wild Wings, Inc. *	27,135	3,945,158
Caesars Entertainment Corp. *(a)	58,573	429,340
Capella Education Co.	15,275	801,479
Carriage Services, Inc.	22,141	521,199
Chegg, Inc. *(a)	74,989	365,946
Choice Hotels International, Inc.	50,478	2,290,692
Churchill Downs, Inc.	17,817	2,236,212
Chuy's Holdings, Inc. *	24,287	800,257
ClubCorp Holdings, Inc.	99,889	1,205,660
Cracker Barrel Old Country Store, Inc. (a)	34,117	5,168,043
Dave & Buster's Entertainment, Inc. *	36,508	1,424,907
Del Frisco's Restaurant Group, Inc. *	28,473	440,193
Denny's Corp. *	111,599	1,197,457
DeVry Education Group, Inc.	77,733	1,406,967
Diamond Resorts International, Inc. *(a)	81,829	1,876,339
DineEquity, Inc.	24,188	2,033,243
El Pollo Loco Holdings, Inc. *	27,596	307,143
Security	Number of Shares	Value ($)
Fiesta Restaurant Group, Inc. *	38,132	958,257
Graham Holdings Co., Class B	5,955	2,965,292
Grand Canyon Education, Inc. *	65,785	2,747,182
Houghton Mifflin Harcourt Co. *	156,618	2,693,830
International Speedway Corp., Class A	37,445	1,238,681
Interval Leisure Group, Inc.	138,969	1,995,595
Intrawest Resorts Holdings, Inc. *	25,118	273,033
Isle of Capri Casinos, Inc. *	33,951	539,481
Jack in the Box, Inc.	46,186	3,935,047
K12, Inc. *	43,576	517,247
Krispy Kreme Doughnuts, Inc. *	87,448	1,869,638
La Quinta Holdings, Inc. *	129,565	1,539,232
LifeLock, Inc. *	117,838	1,540,143
Marriott Vacations Worldwide Corp.	36,329	2,201,537
Noodles & Co. *	29,268	274,534
Panera Bread Co., Class A *	32,839	7,196,667
Papa John's International, Inc.	40,304	2,552,855
Penn National Gaming, Inc. *	99,083	1,552,631
Pinnacle Entertainment, Inc. *	83,710	942,575
Popeyes Louisiana Kitchen, Inc. *	33,152	1,926,794
Potbelly Corp. *	28,802	380,762
Red Robin Gourmet Burgers, Inc. *	20,605	1,044,880
Regis Corp. *	57,391	748,379
Ruby Tuesday, Inc. *	97,405	377,931
Ruth's Hospitality Group, Inc.	48,735	809,488
Scientific Games Corp., Class A *	77,892	762,563
SeaWorld Entertainment, Inc.	97,614	1,704,340
ServiceMaster Global Holdings, Inc. *	190,390	7,280,514
Shake Shack, Inc., Class A *(a)	6,690	256,227
Six Flags Entertainment Corp.	120,849	6,971,779
Sonic Corp.	68,579	2,042,968
Sotheby's	78,678	2,352,472
Speedway Motorsports, Inc.	15,621	270,400
Strayer Education, Inc. *	16,654	802,223
Texas Roadhouse, Inc.	89,846	4,025,999
The Cheesecake Factory, Inc.	62,352	3,109,494
The Habit Restaurants, Inc., Class A *	14,693	262,858
The Marcus Corp.	29,654	575,288
The Wendy's Co.	302,511	3,109,813
Vail Resorts, Inc.	51,365	6,741,656
Weight Watchers International, Inc. *(a)	40,605	615,572
Wingstop, Inc. *	22,605	630,679
Zoe's Kitchen, Inc. *(a)	25,654	947,146
		132,927,911
Diversified Financials 2.4%
Arlington Asset Investment Corp., Class A	34,123	453,836
Artisan Partners Asset Management, Inc., Class A	50,146	1,638,771
BGC Partners, Inc., Class A	265,330	2,464,916
Cash America International, Inc.	36,334	1,317,834
CBOE Holdings, Inc.	117,155	7,456,916
Cohen & Steers, Inc.	26,685	1,029,774
Cowen Group, Inc., Class A *	142,558	477,569
Credit Acceptance Corp. *(a)	14,088	2,639,246
Diamond Hill Investment Group, Inc.	4,296	774,397

    5

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Encore Capital Group, Inc. *(a)	31,426	845,045
Enova International, Inc. *	38,191	278,030
Evercore Partners, Inc., Class A	55,490	2,885,480
EZCORP, Inc., Class A *	71,255	483,109
Federated Investors, Inc., Class B	132,415	4,279,653
Financial Engines, Inc.	75,015	2,073,415
First Cash Financial Services, Inc.	40,549	1,771,586
FNFV Group *	102,138	1,227,699
GAMCO Investors, Inc., Class A	6,253	229,298
Green Dot Corp., Class A *	62,736	1,383,956
Greenhill & Co., Inc.	39,360	811,603
HFF, Inc., Class A	46,434	1,495,175
Interactive Brokers Group, Inc., Class A	85,619	3,440,171
INTL FCStone, Inc. *	21,593	602,229
Investment Technology Group, Inc.	47,918	883,608
Janus Capital Group, Inc.	204,350	3,102,033
KCG Holdings, Inc., Class A *	69,980	984,619
Ladenburg Thalmann Financial Services, Inc. *	156,049	415,090
MarketAxess Holdings, Inc.	52,953	7,410,243
Moelis & Co., Class A	24,120	643,039
Morningstar, Inc.	28,155	2,377,127
Nelnet, Inc., Class A	25,530	936,440
NewStar Financial, Inc. *	35,057	295,530
NorthStar Asset Management Group, Inc.	271,297	3,393,925
On Deck Capital, Inc. *	53,218	275,137
PICO Holdings, Inc. *	38,110	352,899
Piper Jaffray Cos. *	21,358	901,948
PJT Partners, Inc., Class A	23,092	599,468
PRA Group, Inc. *	66,325	1,824,601
Pzena Investment Management, Inc., Class A	17,260	151,025
Safeguard Scientifics, Inc. *	36,147	478,225
SLM Corp. *	590,644	4,057,724
Stifel Financial Corp. *	97,464	3,682,190
Virtu Financial, Inc., Class A	30,547	544,042
Virtus Investment Partners, Inc.	9,481	771,848
Waddell & Reed Financial, Inc., Class A	115,864	2,476,014
Westwood Holdings Group, Inc.	11,452	656,429
WisdomTree Investments, Inc. (a)	158,172	1,961,333
World Acceptance Corp. *(a)	13,040	569,587
		79,803,832
Energy 4.7%
Alon USA Energy, Inc.	47,312	357,206
Archrock, Inc.	113,498	865,990
Atwood Oceanics, Inc. (a)	78,044	832,729
Basic Energy Services, Inc. *(a)	55,604	108,984
Bill Barrett Corp. *	66,891	475,595
Bonanza Creek Energy, Inc. *(a)	55,069	144,831
Bristow Group, Inc.	49,246	660,389
C&J Energy Services Ltd. *(a)	61,440	32,674
California Resources Corp.	567,278	862,263
CARBO Ceramics, Inc. (a)	28,377	349,888
Carrizo Oil & Gas, Inc. *	74,859	2,882,071
Clayton Williams Energy, Inc. *(a)	9,026	227,365
Clean Energy Fuels Corp. *	107,223	348,475
Cloud Peak Energy, Inc. *	83,697	164,046
Security	Number of Shares	Value ($)
Cobalt International Energy, Inc. *	460,804	1,032,201
CONSOL Energy, Inc.	327,829	5,035,453
Contango Oil & Gas Co. *	32,655	353,327
CVR Energy, Inc.	21,150	415,386
Delek US Holdings, Inc.	78,069	1,075,791
Denbury Resources, Inc.	516,222	2,070,050
Diamond Offshore Drilling, Inc.	88,680	2,289,718
Diamondback Energy, Inc. *	100,805	9,168,215
Dril-Quip, Inc. *	56,419	3,443,252
Energen Corp.	135,167	6,436,652
EP Energy Corp., Class A *(a)	54,329	306,959
Era Group, Inc. *	28,455	272,314
Evolution Petroleum Corp.	40,613	227,027
EXCO Resources, Inc. *(a)	245,344	221,276
Exterran Corp. *	46,579	583,635
Fairmount Santrol Holdings, Inc. *(a)	86,499	465,365
Forum Energy Technologies, Inc. *	94,676	1,588,663
Frank's International N.V.	51,378	822,562
Gener8 Maritime, Inc. *	20,103	145,345
Geospace Technologies Corp. *	20,197	350,014
Green Plains, Inc.	51,737	960,239
Gulf Island Fabrication, Inc.	19,464	134,691
Gulfmark Offshore, Inc., Class A *(a)	32,083	103,949
Gulfport Energy Corp. *	173,556	5,335,111
Halcon Resources Corp. *(a)	111,544	33,943
Helix Energy Solutions Group, Inc. *	144,269	1,155,595
Hornbeck Offshore Services, Inc. *	47,389	393,803
Isramco, Inc. *	1,554	144,833
Jones Energy, Inc., Class A *	40,575	154,185
Kosmos Energy Ltd. *	209,416	1,202,048
Laredo Petroleum, Inc. *	185,395	2,245,133
Matador Resources Co. *	117,725	2,674,712
Matrix Service Co. *	36,301	601,508
McDermott International, Inc. *	327,541	1,555,820
Memorial Resource Development Corp. *	126,914	2,005,241
Nabors Industries Ltd.	391,910	3,683,954
Natural Gas Services Group, Inc. *	18,738	379,819
Newfield Exploration Co. *	284,087	11,582,227
Newpark Resources, Inc. *	122,590	562,688
Noble Corp. plc	341,657	2,849,419
Northern Oil & Gas, Inc. *(a)	83,467	363,916
Oasis Petroleum, Inc. *	255,194	2,562,148
Oil States International, Inc. *	74,980	2,463,843
Parker Drilling Co. *	177,571	390,656
Parsley Energy, Inc., Class A *	182,118	4,747,816
Patterson-UTI Energy, Inc.	216,200	4,023,482
PBF Energy, Inc., Class A	139,379	3,675,424
PDC Energy, Inc. *	64,120	3,722,166
Pioneer Energy Services Corp. *	100,537	358,917
QEP Resources, Inc.	269,405	5,019,015
REX American Resources Corp. *	7,021	410,167
Rex Energy Corp. *(a)	60,919	45,086
Rice Energy, Inc. *	168,640	3,414,960
RigNet, Inc. *	18,077	224,697
Rowan Cos. plc, Class A	181,942	3,080,278
RPC, Inc.	83,173	1,226,802
RSP Permian, Inc. *	97,195	3,200,631
Sanchez Energy Corp. *(a)	75,324	590,540
SEACOR Holdings, Inc. *	22,440	1,287,383
SemGroup Corp., Class A	67,194	2,136,097
SM Energy Co.	94,983	2,993,864

6

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Superior Energy Services, Inc.	208,080	3,587,299
Synergy Resources Corp. *	241,918	1,461,185
Targa Resources Corp.	228,539	9,788,325
Teekay Corp.	83,644	879,935
Tesco Corp.	47,708	349,223
TETRA Technologies, Inc. *	111,040	607,389
Tidewater, Inc. (a)	61,866	267,880
Triangle Petroleum Corp. *	96,538	14,963
Unit Corp. *	67,864	948,060
US Silica Holdings, Inc.	81,915	2,337,035
W&T Offshore, Inc. *(a)	47,518	100,263
Western Refining, Inc.	97,621	2,073,470
World Fuel Services Corp.	102,666	4,719,556
WPX Energy, Inc. *	338,626	3,484,461
		158,931,561
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	54,998	6,611,310
Ingles Markets, Inc., Class A	21,089	786,198
Natural Grocers by Vitamin Cottage, Inc. *	12,978	171,959
Performance Food Group Co. *	49,433	1,227,421
PriceSmart, Inc.	26,972	2,389,449
Smart & Final Stores, Inc. *	37,661	597,680
SpartanNash Co.	51,420	1,527,688
Sprouts Farmers Market, Inc. *	199,449	4,938,357
SUPERVALU, Inc. *	363,124	1,681,264
The Andersons, Inc.	38,798	1,388,192
The Chefs' Warehouse, Inc. *	29,194	443,165
United Natural Foods, Inc. *	68,930	2,568,332
Village Super Market, Inc., Class A	12,086	327,531
Weis Markets, Inc.	17,027	854,245
		25,512,791
Food, Beverage & Tobacco 1.8%
Alico, Inc.	4,380	133,371
Amplify Snack Brands, Inc. *	41,456	541,001
B&G Foods, Inc.	89,657	3,854,354
Blue Buffalo Pet Products, Inc. *	51,456	1,329,623
Cal-Maine Foods, Inc. (a)	43,647	1,942,291
Calavo Growers, Inc.	20,114	1,138,654
Coca-Cola Bottling Co. Consolidated	7,287	899,944
Darling Ingredients, Inc. *	239,862	3,681,882
Dean Foods Co.	129,958	2,375,632
Fresh Del Monte Produce, Inc.	46,375	2,428,659
Freshpet, Inc. *(a)	24,346	225,444
J&J Snack Foods Corp.	20,527	2,165,598
Lancaster Colony Corp.	27,465	3,329,582
Landec Corp. *	37,881	438,662
Limoneira Co. (a)	14,389	236,699
National Beverage Corp. *	14,398	749,848
Pinnacle Foods, Inc.	154,780	6,520,881
Post Holdings, Inc. *	91,452	6,951,267
Sanderson Farms, Inc.	27,073	2,428,719
Seaboard Corp. *	344	1,038,880
Seneca Foods Corp., Class A *	11,621	362,808
Snyder's-Lance, Inc.	111,873	3,457,994
The Boston Beer Co., Inc., Class A *	13,857	2,153,378
Tootsie Roll Industries, Inc. (a)	25,482	912,001
Security	Number of Shares	Value ($)
TreeHouse Foods, Inc. *	80,319	7,606,209
Universal Corp.	33,903	1,854,494
Vector Group Ltd.	124,565	2,674,411
		61,432,286
Health Care Equipment & Services 6.7%
AAC Holdings, Inc. *(a)	10,402	223,747
Abaxis, Inc.	30,841	1,419,303
ABIOMED, Inc. *	55,030	5,465,029
Acadia Healthcare Co., Inc. *	105,712	6,223,265
Accuray, Inc. *	137,010	746,705
Aceto Corp.	43,356	967,272
Adeptus Health, Inc., Class A *(a)	17,276	1,235,234
Air Methods Corp. *	47,525	1,609,672
Alere, Inc. *	120,256	5,164,995
Align Technology, Inc. *	102,530	8,082,440
Allscripts Healthcare Solutions, Inc. *	266,478	3,594,788
Amedisys, Inc. *	41,977	2,135,370
AMN Healthcare Services, Inc. *	66,929	2,499,129
Amsurg Corp. *	75,369	5,636,848
Analogic Corp.	17,446	1,430,572
AngioDynamics, Inc. *	40,523	486,681
Antares Pharma, Inc. *(a)	187,398	181,776
athenahealth, Inc. *	54,863	6,960,469
Atrion Corp.	2,069	812,558
BioScrip, Inc. *(a)	100,018	270,049
Brookdale Senior Living, Inc. *	266,003	4,772,094
Cantel Medical Corp.	50,582	3,360,162
Capital Senior Living Corp. *	42,105	770,100
Cardiovascular Systems, Inc. *	43,895	741,387
Castlight Health, Inc., Class B *	48,875	205,764
Chemed Corp.	24,460	3,189,829
Civitas Solutions, Inc. *	24,185	526,024
Computer Programs & Systems, Inc.	14,111	583,490
CONMED Corp.	35,167	1,400,350
CorVel Corp. *	15,740	757,724
Cynosure, Inc., Class A *	32,139	1,535,280
Diplomat Pharmacy, Inc. *	48,111	1,567,456
Endologix, Inc. *	109,538	1,387,846
Entellus Medical, Inc. *	7,155	128,361
Evolent Health, Inc., Class A *	15,216	233,109
Exactech, Inc. *	13,875	342,435
ExamWorks Group, Inc. *	55,199	1,926,997
Genesis Healthcare, Inc. *	30,261	57,193
GenMark Diagnostics, Inc. *	58,537	440,784
Glaukos Corp. *	7,712	187,787
Globus Medical, Inc., Class A *	97,289	2,358,285
Greatbatch, Inc. *	34,406	1,085,853
Haemonetics Corp. *	69,888	1,956,864
Halyard Health, Inc. *	67,385	2,095,000
HealthEquity, Inc. *	49,051	1,266,006
HealthSouth Corp.	128,889	5,196,804
HealthStream, Inc. *	33,117	777,918
Healthways, Inc. *	42,973	515,676
HeartWare International, Inc. *	22,786	669,908
Hill-Rom Holdings, Inc.	80,363	3,948,234
HMS Holdings Corp. *	119,453	1,973,961
ICU Medical, Inc. *	20,145	2,094,879
Inogen, Inc. *	22,738	1,085,512

    7

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Inovalon Holdings, Inc., Class A *(a)	88,997	1,654,454
Insulet Corp. *	79,393	2,383,378
Integra LifeSciences Holdings Corp. *	41,306	3,085,971
Invacare Corp.	43,580	466,306
K2M Group Holdings, Inc. *	37,093	463,663
Kindred Healthcare, Inc.	127,219	1,510,090
Landauer, Inc.	15,711	622,627
LDR Holding Corp. *	33,233	698,890
LHC Group, Inc. *	16,830	706,860
LifePoint Health, Inc. *	60,717	4,024,930
LivaNova plc *	58,749	2,867,539
Magellan Health, Inc. *	36,897	2,444,426
Masimo Corp. *	63,193	3,143,220
Medidata Solutions, Inc. *	80,534	3,699,732
Meridian Bioscience, Inc.	58,257	1,134,846
Merit Medical Systems, Inc. *	62,531	1,173,707
Molina Healthcare, Inc. *	56,435	2,733,147
National HealthCare Corp.	16,379	1,014,352
National Research Corp., Class A	13,013	178,278
Natus Medical, Inc. *	45,716	1,477,998
Neogen Corp. *	53,601	2,646,281
Nevro Corp. *	18,286	1,274,900
NuVasive, Inc. *	71,216	3,872,014
Nuvectra Corp. *	11,405	102,645
NxStage Medical, Inc. *	82,261	1,554,733
Omnicell, Inc. *	50,407	1,630,666
OraSure Technologies, Inc. *	89,059	683,973
Orthofix International N.V. *	28,451	1,258,388
Owens & Minor, Inc.	90,508	3,375,043
Penumbra, Inc. *	5,502	290,451
PharMerica Corp. *	41,414	1,100,370
Press Ganey Holdings, Inc. *	11,996	408,224
Quality Systems, Inc.	58,023	737,472
Quidel Corp. *	41,930	696,457
SeaSpine Holdings Corp. *	12,141	121,167
Second Sight Medical Products, Inc. *(a)	24,318	94,842
Select Medical Holdings Corp. *	147,052	1,863,149
STERIS plc	123,233	8,556,067
Surgery Partners, Inc. *	19,104	262,776
Surgical Care Affiliates, Inc. *	38,878	1,740,568
SurModics, Inc. *	20,892	460,460
Tandem Diabetes Care, Inc. *	25,121	164,543
Team Health Holdings, Inc. *	103,420	4,961,057
Teladoc, Inc. *	10,318	117,935
Teleflex, Inc.	59,252	9,545,497
The Ensign Group, Inc.	70,092	1,391,326
The Providence Service Corp. *	18,738	891,179
The Spectranetics Corp. *	66,530	1,218,830
Triple-S Management Corp., Class B *	34,896	801,910
Universal American Corp.	96,445	794,707
US Physical Therapy, Inc.	16,840	972,847
Vascular Solutions, Inc. *	23,694	902,504
VCA, Inc. *	112,820	7,325,403
Veeva Systems, Inc., Class A *	138,900	4,576,755
WellCare Health Plans, Inc. *	61,384	6,225,565
West Pharmaceutical Services, Inc.	101,760	7,640,141
Wright Medical Group N.V. *	122,232	2,363,967
Zeltiq Aesthetics, Inc. *	47,981	1,365,539
		223,759,739
Security	Number of Shares	Value ($)
Household & Personal Products 0.5%
Avon Products, Inc.	600,532	2,342,075
Central Garden & Pet Co. *	9,527	177,964
Central Garden & Pet Co., Class A *	50,435	919,430
Elizabeth Arden, Inc. *(a)	24,420	224,176
Energizer Holdings, Inc.	89,980	4,258,753
HRG Group, Inc. *	172,116	2,259,883
Inter Parfums, Inc.	21,652	633,104
Medifast, Inc.	15,629	498,721
Natural Health Trends Corp. (a)	9,996	298,381
Nu Skin Enterprises, Inc., Class A	82,479	3,253,797
Revlon, Inc., Class A *	13,781	429,692
Synutra International, Inc. *	33,830	138,703
USANA Health Sciences, Inc. *	7,263	876,281
WD-40 Co.	19,190	2,137,190
		18,448,150
Insurance 3.6%
Allied World Assurance Co. Holdings AG	129,327	4,795,445
Ambac Financial Group, Inc. *	61,426	1,012,915
American Equity Investment Life Holding Co.	112,258	1,819,702
American National Insurance Co.	12,586	1,504,153
AMERISAFE, Inc.	28,363	1,722,485
AmTrust Financial Services, Inc.	112,844	2,992,623
Argo Group International Holdings Ltd.	42,131	2,218,202
Aspen Insurance Holdings Ltd.	85,864	4,108,592
Assurant, Inc.	92,152	8,053,163
Assured Guaranty Ltd.	201,494	5,418,174
Citizens, Inc. *(a)	61,571	491,337
CNO Financial Group, Inc.	258,332	5,241,556
Donegal Group, Inc., Class A	10,965	177,523
eHealth, Inc. *	21,887	302,478
EMC Insurance Group, Inc.	9,045	241,682
Employers Holdings, Inc.	44,905	1,340,414
Endurance Specialty Holdings Ltd.	88,509	6,011,531
Enstar Group Ltd. *	16,844	2,625,474
FBL Financial Group, Inc., Class A	13,720	863,125
Fidelity & Guaranty Life (a)	11,978	284,478
First American Financial Corp.	154,408	5,904,562
Genworth Financial, Inc., Class A *	681,780	2,522,586
Global Indemnity plc *	10,262	309,092
Greenlight Capital Re Ltd., Class A *	42,036	855,012
Horace Mann Educators Corp.	60,597	2,063,934
Infinity Property & Casualty Corp.	16,711	1,302,288
James River Group Holdings Ltd.	17,914	633,260
Kemper Corp.	67,243	2,172,621
Maiden Holdings Ltd.	81,831	1,073,623
MBIA, Inc. *	196,714	1,416,341
Mercury General Corp.	53,508	2,812,916
National General Holdings Corp.	86,650	1,796,255
National Interstate Corp.	9,652	300,081
National Western Life Group, Inc., Class A	2,824	602,952
Old Republic International Corp.	350,442	6,714,469
OneBeacon Insurance Group Ltd., Class A	32,073	417,591

8

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Primerica, Inc.	68,380	3,836,802
ProAssurance Corp.	76,458	4,013,280
RLI Corp.	54,343	3,592,616
Safety Insurance Group, Inc.	19,986	1,187,368
Selective Insurance Group, Inc.	83,505	3,102,211
State Auto Financial Corp.	21,458	439,889
State National Cos., Inc.	43,814	471,877
Stewart Information Services Corp.	29,387	1,093,784
The Hanover Insurance Group, Inc.	60,667	5,258,616
The Navigators Group, Inc. *	14,465	1,317,472
Third Point Reinsurance Ltd. *	79,432	929,354
United Fire Group, Inc.	28,707	1,181,867
Universal Insurance Holdings, Inc. (a)	44,314	861,464
Validus Holdings Ltd.	117,554	5,723,704
White Mountains Insurance Group Ltd.	7,181	5,783,434
WMIH Corp. *	139,220	329,951
		121,246,324
Materials 5.5%
A. Schulman, Inc.	41,747	1,056,617
AK Steel Holding Corp. *	277,340	1,187,015
Allegheny Technologies, Inc. (a)	151,038	1,869,850
American Vanguard Corp. *	40,662	532,672
AptarGroup, Inc.	90,320	6,978,123
Axiall Corp.	102,661	2,390,975
Balchem Corp.	43,001	2,577,910
Bemis Co., Inc.	134,276	6,759,454
Berry Plastics Group, Inc. *	167,137	6,546,756
Boise Cascade Co. *	53,612	1,230,932
Cabot Corp.	85,977	3,930,009
Calgon Carbon Corp.	69,170	1,029,250
Carpenter Technology Corp.	66,184	2,120,535
Century Aluminum Co. *	75,425	487,246
Chemtura Corp. *	96,403	2,572,032
Clearwater Paper Corp. *	27,492	1,721,274
Cliffs Natural Resources, Inc. *(a)	231,360	990,221
Coeur Mining, Inc. *	190,061	1,431,159
Commercial Metals Co.	162,680	2,793,216
Compass Minerals International, Inc.	46,133	3,596,067
Deltic Timber Corp.	15,378	990,036
Domtar Corp.	86,046	3,324,817
Eagle Materials, Inc.	69,413	5,436,426
Ferro Corp. *	124,006	1,715,003
Flotek Industries, Inc. *	71,226	837,618
FutureFuel Corp.	36,312	404,153
GCP Applied Technologies, Inc. *	97,904	2,323,262
Graphic Packaging Holding Co.	466,603	6,252,480
Greif, Inc., Class A	35,503	1,273,138
Greif, Inc., Class B	13,380	621,769
H.B. Fuller Co.	72,671	3,318,158
Hawkins, Inc.	15,823	617,413
Haynes International, Inc.	17,083	492,332
Headwaters, Inc. *	103,437	1,964,269
Hecla Mining Co.	550,875	2,236,553
Innophos Holdings, Inc.	26,535	1,017,352
Innospec, Inc.	32,661	1,586,018
Kaiser Aluminum Corp.	26,049	2,232,660
KapStone Paper & Packaging Corp.	121,355	1,850,664
Koppers Holdings, Inc. *	32,525	823,208
Security	Number of Shares	Value ($)
Kraton Performance Polymers, Inc. *	42,660	1,159,925
Kronos Worldwide, Inc. (a)	32,430	189,716
Louisiana-Pacific Corp. *	202,632	3,704,113
LSB Industries, Inc. *	39,184	515,270
Materion Corp.	25,664	620,812
McEwen Mining, Inc. (a)	364,855	813,627
Mercer International, Inc.	57,188	515,264
Minerals Technologies, Inc.	49,789	2,867,846
Myers Industries, Inc.	32,654	466,626
Neenah Paper, Inc.	22,652	1,571,822
NewMarket Corp.	13,820	5,597,100
Olin Corp.	241,603	5,559,285
OMNOVA Solutions, Inc. *	57,027	392,916
Owens-Illinois, Inc. *	228,729	4,322,978
P.H. Glatfelter Co.	62,438	1,279,979
Platform Specialty Products Corp. *	207,988	1,973,806
PolyOne Corp.	121,658	4,558,525
Quaker Chemical Corp.	18,131	1,566,700
Rayonier Advanced Materials, Inc.	62,515	810,194
Rentech, Inc. *	39,053	98,414
Resolute Forest Products, Inc. *	125,867	766,530
Royal Gold, Inc.	92,496	5,191,800
Schnitzer Steel Industries, Inc., Class A	38,009	611,565
Schweitzer-Mauduit International, Inc.	44,351	1,525,674
Sensient Technologies Corp.	62,352	4,253,653
Silgan Holdings, Inc.	59,322	3,033,727
Sonoco Products Co.	143,072	6,820,242
Steel Dynamics, Inc.	346,705	8,560,146
Stepan Co.	26,621	1,535,765
Stillwater Mining Co. *	179,376	1,815,285
Summit Materials, Inc., Class A *	84,742	1,843,139
SunCoke Energy, Inc.	97,547	590,159
TerraVia Holdings, Inc. *(a)	118,721	294,428
The Chemours Co.	253,818	2,210,755
The Scotts Miracle-Gro Co., Class A	64,841	4,506,449
TimkenSteel Corp.	51,430	460,813
Tredegar Corp.	39,328	639,080
Trinseo S.A. *	42,882	2,019,313
Tronox Ltd., Class A	88,947	411,825
United States Lime & Minerals, Inc.	2,062	110,296
United States Steel Corp.	210,409	3,044,618
US Concrete, Inc. *	20,736	1,330,007
Valhi, Inc.	24,012	48,024
Worthington Industries, Inc.	62,251	2,325,697
		183,652,550
Media 1.9%
AMC Entertainment Holdings, Inc., Class A	28,280	812,767
Cable One, Inc.	6,338	3,105,557
Carmike Cinemas, Inc. *	36,635	1,094,654
Central European Media Enterprises Ltd., Class A *(a)	119,403	317,612
Cinemark Holdings, Inc.	149,270	5,400,589
Clear Channel Outdoor Holdings, Inc., Class A	61,092	392,822
Cumulus Media, Inc., Class A *	224,780	71,885

    9

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
DreamWorks Animation SKG, Inc., Class A *	97,399	3,919,336
Entercom Communications Corp., Class A	39,636	503,377
Gannett Co., Inc.	167,805	2,621,114
Global Eagle Entertainment, Inc. *	72,398	524,885
Gray Television, Inc. *	93,683	1,107,333
Harte-Hanks, Inc.	62,663	61,967
Hemisphere Media Group, Inc. *	19,359	211,207
John Wiley & Sons, Inc., Class A	68,483	3,689,864
Liberty Global plc LiLAC, Class A *	18,196	747,492
Liberty Global plc LiLAC, Class C *	53,220	2,273,026
Live Nation Entertainment, Inc. *	207,094	5,001,320
Loral Space & Communications, Inc. *	18,239	699,830
Media General, Inc. *	137,106	2,445,971
Meredith Corp.	52,697	2,608,501
National CineMedia, Inc.	82,574	1,205,580
New Media Investment Group, Inc.	59,481	1,036,754
Nexstar Broadcasting Group, Inc., Class A	42,030	2,236,837
Regal Entertainment Group, Class A (a)	98,633	2,074,252
Scholastic Corp.	37,755	1,474,333
Sinclair Broadcast Group, Inc., Class A	95,270	3,013,390
Sizmek, Inc. *	33,830	82,545
Starz, Class A *	113,890	3,075,030
The E.W. Scripps Co., Class A *	77,113	1,300,125
The Madison Square Garden Co., Class A *	29,380	4,922,031
The New York Times Co., Class A	173,150	2,093,383
Time, Inc.	150,410	2,387,007
World Wrestling Entertainment, Inc., Class A (a)	51,610	906,788
		63,419,164
Pharmaceuticals, Biotechnology & Life Sciences 5.7%
ACADIA Pharmaceuticals, Inc. *	120,913	4,283,948
Accelerate Diagnostics, Inc. *(a)	37,148	472,151
Acceleron Pharma, Inc. *	48,636	1,663,837
Achillion Pharmaceuticals, Inc. *	179,492	1,678,250
Aclaris Therapeutics, Inc. *(a)	7,531	150,469
Acorda Therapeutics, Inc. *	65,653	1,867,828
Aduro Biotech, Inc. *	10,278	126,317
Agios Pharmaceuticals, Inc. *(a)	35,793	2,002,618
Aimmune Therapeutics, Inc. *	11,368	174,499
Akebia Therapeutics, Inc. *	52,398	466,866
Akorn, Inc. *	116,426	3,479,973
Alder Biopharmaceuticals, Inc. *	67,460	2,028,522
AMAG Pharmaceuticals, Inc. *	48,990	1,050,346
Amicus Therapeutics, Inc. *	193,772	1,371,906
Arena Pharmaceuticals, Inc. *	367,462	665,106
ARIAD Pharmaceuticals, Inc. *	268,176	2,373,358
Array BioPharma, Inc. *	191,788	723,041
Atara Biotherapeutics, Inc. *	23,450	424,679
aTyr Pharma, Inc. *	10,322	34,166
Avexis, Inc. *	7,525	323,424
Bellicum Pharmaceuticals, Inc. *	10,185	118,859
Bio-Rad Laboratories, Inc., Class A *	29,502	4,391,373
Security	Number of Shares	Value ($)
Bio-Techne Corp.	51,839	5,696,069
BioCryst Pharmaceuticals, Inc. *	104,653	354,774
Bluebird Bio, Inc. *	53,571	2,424,088
Blueprint Medicines Corp. *	12,519	237,736
Bruker Corp.	158,832	4,193,165
Cambrex Corp. *	44,408	2,171,995
Catalent, Inc. *	143,616	4,038,482
Celldex Therapeutics, Inc. *	137,516	629,823
Cempra, Inc. *(a)	60,634	1,139,313
Cepheid, Inc. *	103,682	2,904,133
Charles River Laboratories International, Inc. *	68,689	5,902,446
Chimerix, Inc. *	57,767	283,058
Clovis Oncology, Inc. *(a)	47,068	792,154
Coherus Biosciences, Inc. *	17,174	320,295
CytomX Therapeutics, Inc. *	9,824	106,099
Depomed, Inc. *	82,461	1,684,678
Dermira, Inc. *	23,748	753,761
Dynavax Technologies Corp. *	53,064	880,332
Eagle Pharmaceuticals, Inc. *(a)	12,242	581,862
Edge Therapeutics, Inc. *	11,700	96,876
Editas Medicine, Inc. *(a)	8,967	332,586
Emergent BioSolutions, Inc. *	41,644	1,827,339
Enanta Pharmaceuticals, Inc. *	19,530	479,071
Endocyte, Inc. *	49,973	195,894
Epizyme, Inc. *	51,109	565,265
Esperion Therapeutics, Inc. *(a)	19,064	326,376
Exact Sciences Corp. *	132,428	879,322
Exelixis, Inc. *	279,789	1,815,831
FibroGen, Inc. *	70,111	1,308,271
Fluidigm Corp. *	40,729	400,773
Foundation Medicine, Inc. *(a)	20,223	381,203
Genomic Health, Inc. *	23,457	628,648
Global Blood Therapeutics, Inc. *	10,378	248,242
Halozyme Therapeutics, Inc. *	154,746	1,556,745
Heron Therapeutics, Inc. *(a)	40,864	874,490
Horizon Pharma plc *	208,133	3,586,132
ImmunoGen, Inc. *	124,084	699,834
Impax Laboratories, Inc. *	93,773	3,202,348
INC Research Holdings, Inc., Class A *	57,934	2,520,708
Infinity Pharmaceuticals, Inc. *	66,877	354,448
Innoviva, Inc. (a)	113,816	1,283,844
Insmed, Inc. *	97,030	1,144,954
Insys Therapeutics, Inc. *(a)	30,654	479,735
Intercept Pharmaceuticals, Inc. *	24,353	3,613,011
Intersect ENT, Inc. *	25,600	336,128
Intra-Cellular Therapies, Inc. *	41,305	1,598,503
Intrexon Corp. *(a)	73,370	2,255,394
Invitae Corp. *(a)	8,730	79,443
Ironwood Pharmaceuticals, Inc. *	173,560	2,167,764
Juno Therapeutics, Inc. *	105,098	4,564,406
Karyopharm Therapeutics, Inc. *	26,941	257,825
Keryx Biopharmaceuticals, Inc. *(a)	152,459	916,279
Kite Pharma, Inc. *	58,656	3,006,120
Lannett Co., Inc. *(a)	37,734	920,332
Lexicon Pharmaceuticals, Inc. *(a)	66,048	938,542
Ligand Pharmaceuticals, Inc., Class B *	24,941	2,982,694
Lion Biotechnologies, Inc. *	66,045	389,665
Luminex Corp. *	54,326	1,118,572
MacroGenics, Inc. *	47,798	1,221,717

10

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MannKind Corp. *	476,859	453,016
Merrimack Pharmaceuticals, Inc. *	156,413	1,043,275
MiMedx Group, Inc. *	152,208	1,197,877
Momenta Pharmaceuticals, Inc. *	83,638	985,256
MyoKardia, Inc. *	8,174	101,031
Myriad Genetics, Inc. *	100,982	3,422,280
NantKwest, Inc. *	11,727	89,360
Natera, Inc. *(a)	13,410	184,924
Nektar Therapeutics *	187,377	2,893,101
Neurocrine Biosciences, Inc. *	116,082	5,763,471
NewLink Genetics Corp. *	30,834	361,683
Novavax, Inc. *	383,564	2,335,905
OncoMed Pharmaceuticals, Inc. *	18,125	268,431
Ophthotech Corp. *	39,018	2,095,267
Organovo Holdings, Inc. *(a)	108,937	318,096
Osiris Therapeutics, Inc. *(a)	22,829	114,259
Pacira Pharmaceuticals, Inc. *	51,045	2,374,103
PAREXEL International Corp. *	77,438	4,870,076
PDL BioPharma, Inc.	231,666	831,681
Phibro Animal Health Corp., Class A	24,295	461,362
Portola Pharmaceuticals, Inc. *	78,312	2,152,014
PRA Health Sciences, Inc. *	43,959	2,076,184
Prestige Brands Holdings, Inc. *	76,760	4,148,110
Prothena Corp. plc *	49,344	2,395,158
PTC Therapeutics, Inc. *	42,717	348,571
Puma Biotechnology, Inc. *	30,001	1,133,738
Radius Health, Inc. *	46,425	1,683,370
Raptor Pharmaceutical Corp. *	112,507	622,164
REGENXBIO, Inc. *(a)	9,680	119,645
Relypsa, Inc. *(a)	38,074	727,213
Repligen Corp. *	44,995	1,078,080
Retrophin, Inc. *	44,872	797,824
Revance Therapeutics, Inc. *	27,997	573,938
Sage Therapeutics, Inc. *	24,480	805,637
Sagent Pharmaceuticals, Inc. *	33,837	437,851
Sangamo BioSciences, Inc. *	98,905	682,444
Sarepta Therapeutics, Inc. *(a)	59,230	1,239,684
SciClone Pharmaceuticals, Inc. *	72,571	1,026,880
Sequenom, Inc. *(a)	186,137	189,860
Seres Therapeutics, Inc. *(a)	11,744	357,370
Spark Therapeutics, Inc. *(a)	23,336	1,305,649
Spectrum Pharmaceuticals, Inc. *	78,002	584,235
Sucampo Pharmaceuticals, Inc., Class A *	28,756	338,171
Supernus Pharmaceuticals, Inc. *	49,327	962,370
Synergy Pharmaceuticals, Inc. *(a)	254,843	935,274
TESARO, Inc. *	47,472	2,197,954
Tetraphase Pharmaceuticals, Inc. *	55,184	245,569
The Medicines Co. *	99,820	3,754,230
TherapeuticsMD, Inc. *	208,550	1,864,437
Theravance Biopharma, Inc. *	35,105	807,415
Ultragenyx Pharmaceutical, Inc. *	49,214	3,597,543
Versartis, Inc. *(a)	25,708	236,771
Vitae Pharmaceuticals, Inc. *	39,379	394,971
Voyager Therapeutics, Inc. *	7,311	101,477
VWR Corp. *	98,811	2,851,685
WaVe Life Sciences Ltd. *	9,058	143,932
XBiotech, Inc. *	9,012	138,785
Zafgen, Inc. *	25,320	178,759
ZIOPHARM Oncology, Inc. *(a)	196,721	1,532,457
		191,453,002
Security	Number of Shares	Value ($)
Real Estate 12.4%
Acadia Realty Trust	95,347	3,232,263
AG Mortgage Investment Trust, Inc.	36,170	506,742
Agree Realty Corp.	27,116	1,154,328
Alexander & Baldwin, Inc.	72,220	2,719,805
Alexander's, Inc.	5,153	1,887,802
Altisource Portfolio Solutions S.A. *	14,712	410,906
Altisource Residential Corp.	78,134	782,903
American Assets Trust, Inc.	57,084	2,283,931
American Capital Mortgage Investment Corp.	71,424	1,130,642
American Homes 4 Rent, Class A	266,670	4,890,728
Anworth Mortgage Asset Corp.	147,326	682,119
Apollo Commercial Real Estate Finance, Inc.	84,716	1,373,246
Apollo Residential Mortgage, Inc.	47,581	640,440
Apple Hospitality REIT, Inc.	226,626	4,131,392
ARMOUR Residential REIT, Inc.	52,631	1,021,041
Ashford Hospitality Prime, Inc.	39,550	427,931
Ashford Hospitality Trust, Inc.	111,492	560,805
Blackstone Mortgage Trust, Inc., Class A	129,088	3,638,991
Brandywine Realty Trust	246,604	3,893,877
Capstead Mortgage Corp.	136,037	1,314,117
Care Capital Properties, Inc.	118,540	3,080,855
CareTrust REIT, Inc.	80,208	1,073,985
CBL & Associates Properties, Inc.	215,241	2,070,618
Cedar Realty Trust, Inc.	108,590	737,326
Chatham Lodging Trust	50,453	1,094,326
Chesapeake Lodging Trust	86,151	2,053,840
Chimera Investment Corp.	263,251	3,946,132
CIM Commercial Trust Corp.	27,972	510,489
Colony Capital, Inc., Class A	164,784	3,018,843
Colony Starwood Homes	54,481	1,482,973
Columbia Property Trust, Inc.	180,253	3,716,817
Communications Sales & Leasing, Inc.	171,862	4,293,113
CoreSite Realty Corp.	43,012	3,262,460
Corporate Office Properties Trust	133,529	3,609,289
Corrections Corp. of America	166,157	5,582,875
Cousins Properties, Inc.	282,457	3,033,588
CubeSmart	241,631	7,693,531
CyrusOne, Inc.	97,825	4,823,751
CYS Investments, Inc.	213,199	1,741,836
DCT Industrial Trust, Inc.	122,623	5,288,730
DiamondRock Hospitality Co.	287,763	2,572,601
Douglas Emmett, Inc.	197,204	6,683,244
DuPont Fabros Technology, Inc.	104,313	4,413,483
Dynex Capital, Inc.	59,814	400,156
EastGroup Properties, Inc.	45,061	2,885,256
Education Realty Trust, Inc.	94,258	4,033,300
Empire State Realty Trust, Inc., Class A	170,194	3,225,176
EPR Properties	93,240	6,646,147
Equity Commonwealth *	177,461	5,126,848
Equity LifeStyle Properties, Inc.	113,892	8,348,284
Equity One, Inc.	126,634	3,730,638
FelCor Lodging Trust, Inc.	188,191	1,243,943
First Industrial Realty Trust, Inc.	165,514	4,098,127
First Potomac Realty Trust	75,961	679,851

    11

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Forest City Realty Trust, Inc., Class A	313,928	7,160,698
Forest City Realty Trust, Inc., Class B	935	20,822
Forestar Group, Inc. *	43,939	537,813
Four Corners Property Trust, Inc.	72,678	1,412,860
Franklin Street Properties Corp.	120,804	1,378,374
FRP Holdings, Inc. *	8,763	268,148
Gaming & Leisure Properties, Inc.	257,997	8,490,681
Getty Realty Corp.	41,087	830,779
Global Net Lease, Inc.	246,958	2,017,647
Government Properties Income Trust	94,758	1,857,257
Gramercy Property Trust	598,773	5,347,043
Hatteras Financial Corp.	140,575	2,261,852
Healthcare Realty Trust, Inc.	144,529	4,594,577
Healthcare Trust of America, Inc., Class A	199,713	6,027,338
Hersha Hospitality Trust	65,095	1,153,483
Highwoods Properties, Inc.	137,143	6,673,378
Hospitality Properties Trust	212,572	5,441,843
Hudson Pacific Properties, Inc.	126,405	3,553,245
InfraREIT, Inc.	34,406	590,751
Invesco Mortgage Capital, Inc.	163,435	2,350,195
Investors Real Estate Trust	190,543	1,185,177
iStar, Inc. *	119,403	1,221,493
Kennedy-Wilson Holdings, Inc.	127,204	2,711,989
Kite Realty Group Trust	116,519	3,130,866
Ladder Capital Corp., Class A	74,731	919,939
LaSalle Hotel Properties	156,078	3,606,963
Lexington Realty Trust	291,091	2,750,810
LTC Properties, Inc.	51,378	2,395,242
Mack-Cali Realty Corp.	123,409	3,238,252
Marcus & Millichap, Inc. *	18,990	482,726
Medical Properties Trust, Inc.	333,223	4,898,378
MFA Financial, Inc.	511,381	3,687,057
Monmouth Real Estate Investment Corp., Class A	96,492	1,147,290
Monogram Residential Trust, Inc.	229,319	2,325,295
National Health Investors, Inc.	51,389	3,588,494
National Storage Affiliates Trust	30,133	628,273
New Residential Investment Corp.	318,383	4,323,641
New Senior Investment Group, Inc.	114,888	1,191,389
New York Mortgage Trust, Inc.	162,951	969,558
New York REIT, Inc.	230,402	2,103,570
Newcastle Investment Corp.	99,331	445,996
NorthStar Realty Europe Corp.	82,417	927,191
NorthStar Realty Finance Corp.	275,386	3,717,711
One Liberty Properties, Inc.	18,738	424,603
Outfront Media, Inc.	196,254	4,364,689
Paramount Group, Inc.	237,953	3,897,670
Parkway Properties, Inc.	116,440	2,031,878
Pebblebrook Hotel Trust	99,099	2,499,277
Pennsylvania Real Estate Investment Trust	100,078	2,111,646
PennyMac Mortgage Investment Trust	102,623	1,579,368
Physicians Realty Trust	182,612	3,467,802
Piedmont Office Realty Trust, Inc., Class A	209,893	4,208,355
Post Properties, Inc.	76,383	4,626,518
Potlatch Corp.	58,186	1,988,797
Security	Number of Shares	Value ($)
PS Business Parks, Inc.	28,116	2,775,893
QTS Realty Trust, Inc., Class A	67,203	3,472,379
RAIT Financial Trust	106,667	354,134
Ramco-Gershenson Properties Trust	106,414	1,916,516
Rayonier, Inc.	178,828	4,637,010
Redwood Trust, Inc.	112,937	1,609,352
Resource Capital Corp.	50,325	640,637
Retail Opportunity Investments Corp.	136,077	2,751,477
Retail Properties of America, Inc., Class A	343,275	5,440,909
Rexford Industrial Realty, Inc.	104,437	2,078,296
RLJ Lodging Trust	179,920	3,686,561
Rouse Properties, Inc.	54,303	991,030
Ryman Hospitality Properties, Inc.	73,794	3,620,334
Sabra Health Care REIT, Inc.	91,570	1,917,476
Saul Centers, Inc.	15,217	854,891
Select Income REIT	90,398	2,226,503
Seritage Growth Properties, Class A (a)	19,766	913,387
Silver Bay Realty Trust Corp.	46,139	721,614
Sovran Self Storage, Inc.	64,346	6,966,741
Spirit Realty Capital, Inc.	686,165	7,856,589
STAG Industrial, Inc.	93,532	1,996,908
Starwood Property Trust, Inc.	338,684	6,983,664
STORE Capital Corp.	214,912	5,486,703
Summit Hotel Properties, Inc.	117,969	1,380,237
Sun Communities, Inc.	89,448	6,246,154
Sunstone Hotel Investors, Inc.	299,151	3,601,778
Tanger Factory Outlet Centers, Inc.	133,058	4,686,303
Tejon Ranch Co. *	22,135	516,410
Terreno Realty Corp.	63,850	1,528,569
The Geo Group, Inc.	102,623	3,413,241
The Howard Hughes Corp. *	51,514	5,628,420
The St. Joe Co. *	103,405	1,797,179
Two Harbors Investment Corp.	511,617	4,338,512
Universal Health Realty Income Trust	15,869	848,992
Urban Edge Properties	126,537	3,397,518
Urstadt Biddle Properties, Inc.	8,927	168,363
Urstadt Biddle Properties, Inc., Class A	31,778	672,422
Washington Real Estate Investment Trust	108,093	3,202,796
Western Asset Mortgage Capital Corp. (a)	60,254	558,555
Whitestone REIT	35,047	479,443
WP Glimcher, Inc.	271,405	2,773,759
Xenia Hotels & Resorts, Inc.	153,253	2,470,438
		415,261,220
Retailing 3.5%
1-800-Flowers.com, Inc., Class A *	42,501	342,558
Aaron's, Inc.	95,318	2,392,482
Abercrombie & Fitch Co., Class A	92,924	1,848,258
America's Car-Mart, Inc. *	10,647	253,186
American Eagle Outfitters, Inc.	236,520	3,699,173
Asbury Automotive Group, Inc. *	30,435	1,707,403
Ascena Retail Group, Inc. *	234,582	1,693,682
Barnes & Noble Education, Inc. *	56,403	535,828

12

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Barnes & Noble, Inc.	90,243	1,049,526
Big Lots, Inc.	71,159	3,721,616
Blue Nile, Inc.	15,943	420,417
Boot Barn Holdings, Inc. *(a)	15,205	115,710
Burlington Stores, Inc. *	100,405	6,060,446
Cabela's, Inc. *	66,541	3,231,231
Caleres, Inc.	58,244	1,424,648
Chico's FAS, Inc.	190,189	2,063,551
Conn's, Inc. *(a)	37,029	411,392
Core-Mark Holding Co., Inc.	31,992	2,739,155
CST Brands, Inc.	107,703	4,085,175
DSW, Inc., Class A	99,141	2,097,824
Duluth Holdings, Inc., Class B *	11,796	312,594
Etsy, Inc. *	23,677	219,012
Express, Inc. *	100,705	1,464,251
Five Below, Inc. *	75,479	3,159,551
Francesca's Holdings Corp. *	58,112	605,527
Fred's, Inc., Class A	52,739	774,209
FTD Cos., Inc. *	29,511	803,880
Genesco, Inc. *	31,714	2,048,724
GNC Holdings, Inc., Class A	91,485	2,383,184
Group 1 Automotive, Inc.	31,284	1,945,239
Groupon, Inc. *	605,754	2,144,369
Guess?, Inc.	92,789	1,463,283
Haverty Furniture Cos., Inc.	30,549	567,906
Hibbett Sports, Inc. *	30,115	1,040,172
HSN, Inc.	44,375	2,323,919
J.C. Penney Co., Inc. *	426,782	3,324,632
Lands' End, Inc. *(a)	26,671	447,273
Liberty TripAdvisor Holdings, Inc., Class A *	92,674	2,128,722
Lithia Motors, Inc., Class A	32,693	2,691,942
Lumber Liquidators Holdings, Inc. *(a)	39,312	514,987
MarineMax, Inc. *	36,641	622,164
Mattress Firm Holding Corp. *(a)	31,485	1,063,563
Monro Muffler Brake, Inc.	45,868	2,887,391
Murphy USA, Inc. *	54,929	3,734,623
Nutrisystem, Inc.	39,357	1,068,149
Office Depot, Inc. *	710,213	2,542,563
Ollie's Bargain Outlet Holdings, Inc. *	28,219	707,450
Outerwall, Inc. (a)	25,608	1,056,330
Overstock.com, Inc. *	23,693	403,966
Party City Holdco, Inc. *	38,361	534,752
Penske Automotive Group, Inc.	60,390	2,386,613
PetMed Express, Inc. (a)	29,548	556,389
Pier 1 Imports, Inc.	119,228	667,677
Pool Corp.	58,653	5,370,855
Rent-A-Center, Inc.	71,979	947,963
Restoration Hardware Holdings, Inc. *	53,499	1,779,377
Sears Holdings Corp. *(a)	72,431	960,435
Sears Hometown & Outlet Stores, Inc. *	11,520	71,654
Select Comfort Corp. *	70,175	1,573,323
Shoe Carnival, Inc.	17,653	411,315
Shutterfly, Inc. *	50,628	2,445,332
Sonic Automotive, Inc., Class A	41,886	748,084
Stage Stores, Inc.	50,661	280,155
Stein Mart, Inc.	42,426	294,861
Tailored Brands, Inc.	66,556	917,807
Security	Number of Shares	Value ($)
The Buckle, Inc. (a)	37,043	916,073
The Cato Corp., Class A	34,935	1,322,290
The Children's Place, Inc.	28,682	2,021,507
The Container Store Group, Inc. *(a)	17,434	93,795
The Finish Line, Inc., Class A	61,340	1,112,094
The Michaels Cos., Inc. *	135,436	3,969,629
Tile Shop Holdings, Inc. *	41,245	752,721
Tuesday Morning Corp. *	67,315	457,742
Vitamin Shoppe, Inc. *	34,292	1,036,990
Wayfair, Inc., Class A *(a)	35,331	1,454,931
Weyco Group, Inc.	7,484	206,259
Winmark Corp.	2,918	286,694
Zumiez, Inc. *	32,614	485,296
		118,405,449
Semiconductors & Semiconductor Equipment 2.7%
Advanced Energy Industries, Inc. *	58,231	2,222,677
Advanced Micro Devices, Inc. *	913,932	4,176,669
Amkor Technology, Inc. *	131,509	829,822
Applied Micro Circuits Corp. *	117,980	776,308
Brooks Automation, Inc.	104,646	1,149,013
Cabot Microelectronics Corp.	34,656	1,495,060
Cavium, Inc. *	83,215	4,139,946
CEVA, Inc. *	32,949	890,941
Cirrus Logic, Inc. *	88,649	3,191,364
Cohu, Inc.	33,853	399,465
Cree, Inc. *	142,185	3,423,815
Cypress Semiconductor Corp.	442,337	4,702,042
Diodes, Inc. *	52,652	1,014,078
Entegris, Inc. *	192,188	2,740,601
Exar Corp. *	64,034	437,352
Fairchild Semiconductor International, Inc. *	165,628	3,291,028
FormFactor, Inc. *	87,650	628,451
Inphi Corp. *	51,762	1,614,457
Integrated Device Technology, Inc. *	194,264	4,536,064
Intersil Corp., Class A	187,418	2,533,891
IXYS Corp.	38,027	414,875
Kulicke & Soffa Industries, Inc. *	91,809	1,146,694
Lattice Semiconductor Corp. *	167,192	973,058
M/A-COM Technology Solutions Holdings, Inc. *	26,708	961,488
Microsemi Corp. *	159,648	5,400,892
MKS Instruments, Inc.	77,141	3,161,238
Monolithic Power Systems, Inc.	52,853	3,611,446
Nanometrics, Inc. *	35,125	654,028
ON Semiconductor Corp. *	578,792	5,654,798
PDF Solutions, Inc. *	40,829	600,595
Photronics, Inc. *	93,377	896,419
Power Integrations, Inc.	38,771	1,934,285
Rambus, Inc. *	151,474	1,832,835
Rudolph Technologies, Inc. *	47,334	691,076
Semtech Corp. *	93,941	2,211,371
Silicon Laboratories, Inc. *	54,160	2,694,460
SolarEdge Technologies, Inc. *(a)	10,176	222,346
SunEdison Semiconductor Ltd. *	61,901	352,836
SunPower Corp. *(a)	79,717	1,397,439
Synaptics, Inc. *	52,027	3,528,991
Teradyne, Inc.	295,411	5,852,092
Tessera Technologies, Inc.	67,232	2,169,577

    13

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ultratech, Inc. *	38,940	888,221
Veeco Instruments, Inc. *	52,977	942,461
		92,386,565
Software & Services 8.1%
A10 Networks, Inc. *	54,857	354,376
ACI Worldwide, Inc. *	170,363	3,519,700
Actua Corp. *	44,637	433,425
Acxiom Corp. *	106,899	2,264,121
Alarm.com Holdings, Inc. *	13,210	280,052
Angie's List, Inc. *	65,590	577,192
Apigee Corp. *	16,511	178,814
Aspen Technology, Inc. *	117,480	4,478,338
Bankrate, Inc. *	75,833	689,322
Barracuda Networks, Inc. *	30,208	519,880
Bazaarvoice, Inc. *	86,160	320,515
Benefitfocus, Inc. *	18,432	676,639
Black Knight Financial Services, Inc., Class A *	28,980	1,014,300
Blackbaud, Inc.	64,859	4,064,714
Blackhawk Network Holdings, Inc. *	78,108	2,688,477
Blucora, Inc. *	55,473	498,148
Booz Allen Hamilton Holding Corp.	160,591	4,700,499
Bottomline Technologies (DE), Inc. *	55,053	1,379,628
Box, Inc., Class A *(a)	61,063	766,951
BroadSoft, Inc. *	40,294	1,756,818
CACI International, Inc., Class A *	34,411	3,467,596
Callidus Software, Inc. *	75,321	1,397,958
Carbonite, Inc. *	38,207	353,033
Cardtronics, Inc. *	61,494	2,416,099
Cass Information Systems, Inc.	14,242	684,328
ChannelAdvisor Corp. *	29,263	362,861
Ciber, Inc. *	95,950	118,978
CommVault Systems, Inc. *	58,117	2,631,538
comScore, Inc. *	69,858	2,262,002
Convergys Corp.	135,089	3,808,159
CoreLogic, Inc. *	132,768	4,948,263
Cornerstone OnDemand, Inc. *	69,423	2,777,614
CSG Systems International, Inc.	45,658	1,940,922
Cvent, Inc. *	32,545	1,165,436
Demandware, Inc. *	47,376	2,273,574
DHI Group, Inc. *	51,481	362,941
DST Systems, Inc.	46,210	5,587,713
EarthLink Holdings Corp.	142,104	932,202
Ebix, Inc. (a)	36,809	1,664,871
Ellie Mae, Inc. *	41,265	3,495,558
Endurance International Group Holdings, Inc. *	84,055	791,798
EnerNOC, Inc. *	39,125	258,225
Envestnet, Inc. *	51,658	1,745,524
EPAM Systems, Inc. *	58,182	4,451,505
Epiq Systems, Inc.	43,048	655,621
Euronet Worldwide, Inc. *	71,027	5,668,665
Everi Holdings, Inc. *	104,717	149,745
EVERTEC, Inc.	95,806	1,466,790
Everyday Health, Inc. *	33,860	227,878
ExlService Holdings, Inc. *	46,166	2,391,399
Fair Isaac Corp.	44,635	4,973,678
First Data Corp., Class A *	251,628	3,152,899
Five9, Inc. *	35,418	360,909
Forrester Research, Inc.	11,422	420,444
Security	Number of Shares	Value ($)
Genpact Ltd. *	221,053	6,231,484
Gigamon, Inc. *	41,556	1,294,469
GoDaddy, Inc., Class A *	54,803	1,782,742
Gogo, Inc. *	65,323	734,231
GrubHub, Inc. *(a)	113,259	2,898,298
GTT Communications, Inc. *	33,897	635,230
Guidewire Software, Inc. *	101,215	5,941,321
Hortonworks, Inc. *(a)	46,631	544,650
HubSpot, Inc. *	13,450	642,372
Imperva, Inc. *	36,539	1,395,059
Infoblox, Inc. *	72,562	1,364,891
Instructure, Inc. *	6,492	112,636
Interactive Intelligence Group, Inc. *	26,513	1,093,131
Internap Corp. *	78,348	170,015
Intralinks Holdings, Inc. *	58,243	456,625
j2 Global, Inc.	65,560	4,390,553
Jive Software, Inc. *	63,962	243,056
Leidos Holdings, Inc.	91,082	4,499,451
Liquidity Services, Inc. *	32,523	217,904
LivePerson, Inc. *	76,948	537,097
LogMeIn, Inc. *	34,544	2,116,511
Manhattan Associates, Inc. *	103,495	6,823,425
ManTech International Corp., Class A	33,197	1,192,768
Marketo, Inc. *	57,499	2,025,690
Match Group, Inc. *(a)	56,415	789,810
MAXIMUS, Inc.	90,618	5,224,128
Mentor Graphics Corp.	137,494	2,947,871
MicroStrategy, Inc., Class A *	13,081	2,440,130
MoneyGram International, Inc. *	46,448	301,448
Monotype Imaging Holdings, Inc.	55,756	1,331,453
Monster Worldwide, Inc. *	136,179	360,874
NeuStar, Inc., Class A *	81,149	1,911,059
New Relic, Inc. *	26,856	809,977
NIC, Inc.	87,700	1,740,845
OPOWER, Inc. *	42,930	441,750
Pandora Media, Inc. *(a)	298,972	3,524,880
Paycom Software, Inc. *	51,121	2,067,333
Paylocity Holding Corp. *	28,476	1,045,354
Pegasystems, Inc.	51,989	1,370,950
Perficient, Inc. *	46,486	973,882
Progress Software Corp. *	72,257	1,902,527
Proofpoint, Inc. *	56,927	3,337,061
PROS Holdings, Inc. *	47,151	659,642
PTC, Inc. *	162,449	5,805,927
Q2 Holdings, Inc. *	31,660	790,867
Qlik Technologies, Inc. *	132,892	3,814,000
Qualys, Inc. *	37,371	1,165,601
Quotient Technology, Inc. *(a)	84,548	943,556
Rapid7, Inc. *(a)	7,866	101,078
RealNetworks, Inc. *	34,573	148,664
RealPage, Inc. *	73,785	1,604,824
RetailMeNot, Inc. *	58,539	422,652
RingCentral, Inc., Class A *	76,190	1,503,991
Rocket Fuel, Inc. *(a)	39,233	100,829
Rovi Corp. *	123,710	2,079,565
Science Applications International Corp.	58,436	3,188,853
SciQuest, Inc. *	38,847	685,261
ServiceSource International, Inc. *	101,782	378,629
Shutterstock, Inc. *(a)	27,571	1,156,879
Silver Spring Networks, Inc. *	54,343	709,176

14

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SPS Commerce, Inc. *	23,467	1,278,952
Square, Inc., Class A *(a)	45,132	430,108
Stamps.com, Inc. *	20,420	1,858,016
Sykes Enterprises, Inc. *	55,798	1,663,896
Synchronoss Technologies, Inc. *	54,871	1,935,300
Syntel, Inc. *	44,392	2,045,583
Take-Two Interactive Software, Inc. *	117,790	4,583,209
Tangoe, Inc. *	53,194	426,084
TeleTech Holdings, Inc.	25,213	688,315
Textura Corp. *	28,215	733,590
The Rubicon Project, Inc. *	28,388	415,884
The Ultimate Software Group, Inc. *	41,487	8,483,262
TiVo, Inc. *	151,088	1,503,326
Travelport Worldwide Ltd.	165,768	2,194,768
TrueCar, Inc. *(a)	82,449	625,788
Tyler Technologies, Inc. *	47,239	7,241,266
Unisys Corp. *	72,854	614,888
Varonis Systems, Inc. *	19,248	468,111
VASCO Data Security International, Inc. *	40,765	673,845
Verint Systems, Inc. *	86,081	2,839,812
VirnetX Holding Corp. *(a)	63,035	306,350
Virtusa Corp. *	37,089	1,306,645
Web.com Group, Inc. *	72,324	1,227,338
WebMD Health Corp. *	51,620	3,394,015
WEX, Inc. *	53,848	4,968,016
Workiva, Inc. *	27,066	373,511
XO Group, Inc. *	34,144	578,058
Xura, Inc. *	36,452	904,739
Yelp, Inc. *	75,636	1,980,907
Zendesk, Inc. *	83,072	2,034,433
Zillow Group, Inc., Class A *(a)	73,598	2,152,006
Zillow Group, Inc., Class C *(a)	139,519	4,001,405
Zynga, Inc., Class A *	1,138,811	2,926,744
		272,511,740
Technology Hardware & Equipment 5.0%
3D Systems Corp. *(a)	157,076	2,103,248
ADTRAN, Inc.	66,206	1,287,707
Aerohive Networks, Inc. *	30,301	189,987
Anixter International, Inc. *	40,654	2,447,371
Arista Networks, Inc. *	49,722	3,644,125
ARRIS International plc *	252,036	6,074,068
Avid Technology, Inc. *	46,126	274,450
AVX Corp.	62,214	859,175
Badger Meter, Inc.	20,903	1,567,725
Belden, Inc.	58,592	3,789,145
Benchmark Electronics, Inc. *	69,419	1,439,056
Black Box Corp.	26,700	335,085
Brocade Communications Systems, Inc.	669,630	6,066,850
CalAmp Corp. *	54,166	814,115
Calix, Inc. *	69,966	472,970
Ciena Corp. *	178,734	3,120,696
Cognex Corp.	120,033	5,169,821
Coherent, Inc. *	33,580	3,177,340
Comtech Telecommunications Corp.	22,661	522,109
Control4 Corp. *	22,495	176,586
CPI Card Group, Inc. (a)	20,822	86,619
Cray, Inc. *	59,024	1,966,680
CTS Corp.	45,022	804,993
Security	Number of Shares	Value ($)
Daktronics, Inc.	57,557	458,729
Diebold, Inc.	92,307	2,386,136
Dolby Laboratories, Inc., Class A	68,752	3,262,282
DTS, Inc. *	22,616	584,624
EchoStar Corp., Class A *	66,454	2,660,818
Electro Rent Corp.	28,146	368,713
Electronics For Imaging, Inc. *	66,834	2,929,334
ePlus, Inc. *	8,361	731,838
Extreme Networks, Inc. *	151,755	559,976
Fabrinet *	45,231	1,605,700
FARO Technologies, Inc. *	24,987	884,290
FEI Co.	57,401	6,167,737
Finisar Corp. *	152,972	2,572,989
Harmonic, Inc. *	107,920	308,651
II-VI, Inc. *	71,868	1,464,670
Infinera Corp. *	195,974	2,569,219
Ingram Micro, Inc., Class A	212,621	7,363,065
Insight Enterprises, Inc. *	49,370	1,339,902
InterDigital, Inc.	49,156	2,865,795
InvenSense, Inc. *	125,216	773,835
IPG Photonics Corp. *	51,899	4,483,036
Itron, Inc. *	55,285	2,435,304
Ixia *	87,884	892,901
Knowles Corp. *	121,310	1,773,552
Lexmark International, Inc., Class A	86,610	3,279,055
Littelfuse, Inc.	31,175	3,570,473
Lumentum Holdings, Inc. *	67,521	1,710,982
Maxwell Technologies, Inc. *(a)	47,093	251,006
Methode Electronics, Inc.	54,354	1,603,987
MTS Systems Corp.	19,989	955,474
NETGEAR, Inc. *	47,244	2,125,980
NetScout Systems, Inc. *	138,720	3,365,347
Nimble Storage, Inc. *	89,440	798,699
Novanta, Inc. *	39,552	605,541
OSI Systems, Inc. *	26,788	1,427,265
Park Electrochemical Corp.	31,759	519,577
PC Connection, Inc.	22,123	508,608
Plantronics, Inc.	47,398	2,110,159
Plexus Corp. *	47,914	2,104,383
Polycom, Inc. *	194,103	2,329,236
Pure Storage, Inc., Class A *(a)	91,577	1,078,777
QLogic Corp. *	116,313	1,612,098
Quantum Corp. *	372,286	142,102
Rofin-Sinar Technologies, Inc. *	39,364	1,257,680
Rogers Corp. *	26,369	1,752,747
Sanmina Corp. *	109,175	2,924,798
ScanSource, Inc. *	37,569	1,441,898
ShoreTel, Inc. *	90,156	595,030
Silicon Graphics International Corp. *	54,596	287,175
Sonus Networks, Inc. *	75,039	687,357
Super Micro Computer, Inc. *	52,724	1,383,478
SYNNEX Corp.	40,651	3,703,306
Systemax, Inc. *	13,965	126,942
Tech Data Corp. *	50,781	3,837,520
TTM Technologies, Inc. *	86,543	677,632
Ubiquiti Networks, Inc. *(a)	32,808	1,307,727
Universal Display Corp. *	59,986	4,028,060
VeriFone Systems, Inc. *	158,288	4,178,803
ViaSat, Inc. *	63,509	4,384,026
Viavi Solutions, Inc. *	333,465	2,277,566

    15

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Vishay Intertechnology, Inc.	183,496	2,378,108
Zebra Technologies Corp., Class A *	73,854	3,922,386
		169,084,005
Telecommunication Services 0.7%
8x8, Inc. *	128,378	1,639,387
Atlantic Tele-Network, Inc.	15,668	1,167,109
Cincinnati Bell, Inc. *	282,057	1,122,587
Cogent Communications Holdings, Inc.	57,846	2,303,428
Consolidated Communications Holdings, Inc.	73,389	1,803,902
FairPoint Communications, Inc. *	32,637	442,231
General Communication, Inc., Class A *	44,623	695,673
Globalstar, Inc. *(a)	378,804	825,793
IDT Corp., Class B	17,987	267,467
inContact, Inc. *	87,884	1,219,830
Intelsat S.A. *	40,891	132,078
Iridium Communications, Inc. *	120,693	1,053,650
NII Holdings, Inc. *	136,837	508,349
pdvWireless, Inc. *(a)	13,253	319,795
Shenandoah Telecommunications Co.	64,866	2,075,063
Spok Holdings, Inc.	29,543	518,184
Telephone & Data Systems, Inc.	135,188	3,892,063
United States Cellular Corp. *	17,867	675,015
Vonage Holdings Corp. *	248,649	1,146,272
Windstream Holdings, Inc. (a)	135,319	1,135,326
		22,943,202
Transportation 1.4%
Air Transport Services Group, Inc. *	77,909	985,549
Allegiant Travel Co.	18,086	2,514,316
ArcBest Corp.	34,660	597,192
Atlas Air Worldwide Holdings, Inc. *	34,633	1,518,311
Celadon Group, Inc.	43,122	426,045
Echo Global Logistics, Inc. *	34,214	775,289
Forward Air Corp.	43,846	1,994,555
Hawaiian Holdings, Inc. *	66,413	2,687,070
Heartland Express, Inc.	81,696	1,509,742
Hub Group, Inc., Class A *	48,618	1,945,692
Knight Transportation, Inc.	85,098	2,222,760
Landstar System, Inc.	59,860	4,061,501
Marten Transport Ltd.	36,174	716,969
Matson, Inc.	60,333	2,010,899
Park-Ohio Holdings Corp.	13,875	423,881
Roadrunner Transportation Systems, Inc. *	40,165	323,328
Ryder System, Inc.	75,220	5,236,816
Saia, Inc. *	36,138	942,118
SkyWest, Inc.	70,031	1,652,732
Spirit Airlines, Inc. *	100,335	4,361,562
Swift Transportation Co. *	127,140	1,980,841
Universal Logistics Holdings, Inc.	11,268	162,710
Virgin America, Inc. *	27,078	1,515,826
Werner Enterprises, Inc.	63,897	1,590,396
Wesco Aircraft Holdings, Inc. *	89,076	1,255,081
XPO Logistics, Inc. *(a)	123,415	3,611,123
		47,022,304
Security	Number of Shares	Value ($)
Utilities 3.6%
ALLETE, Inc.	63,847	3,686,526
American States Water Co.	51,347	2,005,614
Avista Corp.	90,577	3,643,007
Black Hills Corp.	71,769	4,344,895
California Water Service Group	68,387	1,993,481
Chesapeake Utilities Corp.	21,455	1,237,739
Connecticut Water Service, Inc.	14,112	680,622
Dynegy, Inc. *	154,507	2,910,912
El Paso Electric Co.	55,183	2,464,473
Great Plains Energy, Inc.	224,215	6,542,594
Hawaiian Electric Industries, Inc.	154,260	5,064,356
IDACORP, Inc.	70,434	5,156,473
MDU Resources Group, Inc.	276,158	6,315,733
MGE Energy, Inc.	47,483	2,407,863
Middlesex Water Co.	23,967	885,581
New Jersey Resources Corp.	122,070	4,290,760
Northwest Natural Gas Co.	38,903	2,135,775
NorthWestern Corp.	70,182	4,067,749
NRG Yield, Inc., Class A	49,975	724,637
NRG Yield, Inc., Class C	84,538	1,306,957
ONE Gas, Inc.	74,479	4,368,193
Ormat Technologies, Inc.	47,542	2,073,307
Otter Tail Corp.	52,873	1,563,983
Pattern Energy Group, Inc.	75,304	1,640,121
Piedmont Natural Gas Co., Inc.	111,078	6,671,345
PNM Resources, Inc.	113,965	3,742,611
Portland General Electric Co.	131,237	5,404,340
Questar Corp.	247,679	6,243,988
SJW Corp.	21,467	740,397
South Jersey Industries, Inc.	107,908	3,117,462
Southwest Gas Corp.	67,235	4,668,126
Spire, Inc.	62,481	3,972,542
Talen Energy Corp. *	104,506	1,201,819
TerraForm Global, Inc., Class A *	71,836	199,704
TerraForm Power, Inc., Class A *(a)	102,353	863,859
The Empire District Electric Co.	61,453	2,058,675
Unitil Corp.	18,423	729,919
Vectren Corp.	117,007	5,812,908
Vivint Solar, Inc. *(a)	31,807	114,187
WGL Holdings, Inc.	70,927	4,626,568
		121,679,801
Total Common Stock
(Cost $3,179,888,232)		3,354,945,236

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)(d)	193,941	215,274
Forest Laboratories, Inc., CVR *(b)(d)	5,521	—
		215,274
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(d)	45,801	115,419
Total Rights
(Cost $330,693)		330,693

16

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(b)(d)	11,911	—
Total Warrants
(Cost $—)		—

Other Investment Companies 2.4% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)	1,423,964	1,423,964
Securities Lending Collateral 2.4%
Wells Fargo Government Money Market Fund, Select Class 0.23% (c)	78,740,785	78,740,785
Total Other Investment Companies
(Cost $80,164,749)		80,164,749

End of Investments

At 05/31/16, the tax basis cost of the fund's investments was $3,268,424,009 and the unrealized appreciation and depreciation were $470,605,659 and ($303,588,990), respectively, with a net unrealized appreciation of $167,016,669.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $77,087,361.
(b)	Illiquid security. At the period end, the value of these amounted to $330,693 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 06/17/16	17	1,960,780	45,291

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,354,945,236	$—	$—	$3,354,945,236
Rights [1]	—	—	330,693 *	330,693
Warrants [1]	—	—	— *	—
Other Investment Companies[1]	80,164,749	—	—	80,164,749
Total	$3,435,109,985	$—	$330,693	$3,435,440,678
Other Financial Instruments
Futures Contracts[2]	$45,291	$—	$—	$45,291
*	Level 3 amount shown includes securities determined to have no value at May 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
    17

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2016
Rights	$115,419	$—	$—	$215,274	$—	$—	$—	$330,693
Warrants	—	—	—	—	—	—	—	—
Total	$115,419	$—	$—	$215,274	$—	$—	$—	$330,693
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
18

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	3,465,375,487	3,587,990,536
0.1%	Other Investment Companies	2,175,536	2,249,234
99.7%	Total Investments	3,467,551,023	3,590,239,770
0.3%	Other Assets and Liabilities, Net		11,380,799
100.0%	Net Assets		3,601,620,569

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 0.3%
Harley-Davidson, Inc.	198,880	9,226,043
Banks 0.3%
Boston Private Financial Holdings, Inc.	87,685	1,103,954
Columbia Banking System, Inc.	60,410	1,840,693
PacWest Bancorp	117,263	4,887,522
Umpqua Holdings Corp.	227,780	3,642,202
		11,474,371
Capital Goods 12.1%
3M Co.	642,962	108,223,364
Caterpillar, Inc.	608,763	44,141,405
Cummins, Inc.	172,052	19,694,793
Eaton Corp. plc	482,487	29,735,674
Emerson Electric Co.	681,770	35,465,675
Fastenal Co.	300,480	13,831,094
Lockheed Martin Corp.	275,843	65,162,392
PACCAR, Inc.	369,892	20,621,479
Rockwell Automation, Inc.	138,545	16,078,147
The Boeing Co.	657,625	82,959,394
		435,913,417
Commercial & Professional Services 0.2%
CEB, Inc.	34,435	2,195,576
R.R. Donnelley & Sons Co.	216,998	3,534,897
Steelcase, Inc., Class A	94,145	1,502,554
		7,233,027
Consumer Durables & Apparel 1.2%
Garmin Ltd.	122,529	5,209,933
Hasbro, Inc.	118,180	10,315,932
Leggett & Platt, Inc.	141,248	7,099,124
Security	Number of Shares	Value ($)
Mattel, Inc.	351,796	11,215,257
Polaris Industries, Inc.	62,975	5,354,135
Tupperware Brands Corp.	52,322	2,960,379
		42,154,760
Consumer Services 3.6%
Cracker Barrel Old Country Store, Inc.	24,918	3,774,579
Darden Restaurants, Inc.	119,627	8,114,299
McDonald's Corp.	958,854	117,037,719
		128,926,597
Diversified Financials 1.9%
CME Group, Inc.	352,047	34,461,881
Cohen & Steers, Inc.	19,112	737,532
Eaton Vance Corp.	121,420	4,414,831
Federated Investors, Inc., Class B	97,894	3,163,934
Greenhill & Co., Inc.	28,540	588,495
Lazard Ltd., Class A	134,375	4,727,313
T. Rowe Price Group, Inc.	262,106	20,197,888
Waddell & Reed Financial, Inc., Class A	86,140	1,840,812
		70,132,686
Energy 11.0%
Chevron Corp.	1,679,104	169,589,504
Exxon Mobil Corp.	1,891,348	168,367,799
Helmerich & Payne, Inc.	111,514	6,819,081
ONEOK, Inc.	221,412	9,576,069
The Williams Cos., Inc.	715,638	15,858,538
Valero Energy Corp.	501,605	27,437,794
		397,648,785
Food & Staples Retailing 3.2%
Wal-Mart Stores, Inc.	1,637,890	115,929,854
Food, Beverage & Tobacco 14.7%
Altria Group, Inc.	2,045,615	130,182,939
B&G Foods, Inc.	60,423	2,597,585
Flowers Foods, Inc.	193,855	3,634,781
General Mills, Inc.	624,875	39,229,652
PepsiCo, Inc.	1,520,817	153,861,056
Reynolds American, Inc.	865,948	43,037,616
The Coca-Cola Co.	3,478,536	155,142,705
		527,686,334
Health Care Equipment & Services 0.0%
Computer Programs & Systems, Inc.	9,903	409,489
Meridian Bioscience, Inc.	45,417	884,723
		1,294,212

    1

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Household & Personal Products 6.1%
Kimberly-Clark Corp.	378,759	48,117,543
Nu Skin Enterprises, Inc., Class A	59,245	2,337,215
The Clorox Co.	134,567	17,297,242
The Procter & Gamble Co.	1,878,637	152,244,743
		219,996,743
Insurance 0.5%
Mercury General Corp.	37,586	1,975,896
Principal Financial Group, Inc.	286,068	12,747,190
Safety Insurance Group, Inc.	16,002	950,679
Stewart Information Services Corp.	23,245	865,179
Universal Insurance Holdings, Inc.	33,835	657,752
		17,196,696
Materials 2.6%
Compass Minerals International, Inc.	34,740	2,707,983
International Paper Co.	433,691	18,284,413
Packaging Corp. of America	100,340	6,846,198
Schweitzer-Mauduit International, Inc.	36,134	1,243,010
Sonoco Products Co.	104,405	4,976,986
The Dow Chemical Co.	1,174,276	60,310,815
		94,369,405
Media 0.6%
Meredith Corp.	39,086	1,934,757
Omnicom Group, Inc.	252,808	21,066,491
		23,001,248
Pharmaceuticals, Biotechnology & Life Sciences 9.6%
Johnson & Johnson	1,458,972	164,411,555
Pfizer, Inc.	5,241,734	181,888,170
		346,299,725
Retailing 2.8%
American Eagle Outfitters, Inc.	186,094	2,910,510
Best Buy Co., Inc.	308,910	9,937,635
Genuine Parts Co.	158,216	15,334,295
Macy's, Inc.	331,098	10,995,764
Nordstrom, Inc.	132,810	5,044,124
Staples, Inc.	667,725	5,875,980
Target Corp.	644,260	44,312,203
The Buckle, Inc.	29,440	728,051
The Gap, Inc.	237,637	4,275,090
		99,413,652
Semiconductors & Semiconductor Equipment 10.3%
Analog Devices, Inc.	326,668	19,110,078
Intel Corp.	4,928,630	155,695,422
Linear Technology Corp.	247,893	11,730,297
Maxim Integrated Products, Inc.	294,757	11,188,976
Microchip Technology, Inc.	210,652	10,886,495
QUALCOMM, Inc.	1,569,828	86,214,954
Texas Instruments, Inc.	1,060,707	64,278,844
Xilinx, Inc.	266,494	12,629,150
		371,734,216
Security	Number of Shares	Value ($)
Software & Services 10.6%
Automatic Data Processing, Inc.	482,666	42,397,381
CA, Inc.	306,783	9,915,227
International Business Machines Corp.	931,773	143,250,781
Microsoft Corp.	2,950,785	156,391,605
Paychex, Inc.	335,298	18,179,858
The Western Union Co.	523,010	10,172,544
		380,307,396
Technology Hardware & Equipment 0.7%
AVX Corp.	49,155	678,830
HP, Inc.	1,884,281	25,211,680
		25,890,510
Telecommunication Services 4.2%
Verizon Communications, Inc.	2,978,247	151,592,772
Transportation 2.4%
C.H. Robinson Worldwide, Inc.	148,875	11,162,648
United Parcel Service, Inc., Class B	727,424	74,990,140
		86,152,788
Utilities 0.7%
Questar Corp.	180,502	4,550,456
WEC Energy Group, Inc.	330,310	19,864,843
		24,415,299
Total Common Stock
(Cost $3,465,375,487)		3,587,990,536

Other Investment Companies 0.1% of net assets
Equity Fund 0.0%
Vanguard Dividend Appreciation ETF	12,500	1,021,875
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (a)	1,227,359	1,227,359
Total Other Investment Companies
(Cost $2,175,536)		2,249,234

End of Investments

At 05/31/16, the tax basis cost of the fund's investments was $3,469,390,822 and the unrealized appreciation and depreciation were $205,074,038 and ($84,225,090), respectively, with a net unrealized appreciation of $120,848,948.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund

2

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,587,990,536	$—	$—	$3,587,990,536
Other Investment Companies[1]	2,249,234	—	—	2,249,234
Total	$3,590,239,770	$—	$—	$3,590,239,770
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
    3

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
4

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (continued)
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89448MAY16
5

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 20, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	July 20, 2016